                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                              File No. 333-38801
                                                              File No. 811-08457

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

         Pre-Effective Amendment No.                                         / /

         Post-Effective Amendment No.          23                            /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

         Amendment No.     23

                         DELAWARE GROUP FOUNDATION FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            January 28, 2007

It is proposed that this filing will become effective:

    / /     immediately upon filing pursuant to paragraph (b)
-----------
    /X/     on January 28, 2007 pursuant to paragraph (b)
-----------
    / /     60 days after filing pursuant to paragraph (a) (1)
-----------
    / /     on (date) pursuant to paragraph (a)(1)
-----------
    / /     75 days after filing pursuant to paragraph (a) (2)
-----------
    / /     on (date) pursuant to paragraph (a)(2) of Rule 485.
-----------

If appropriate:

    / /     This  post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 23 to Registration File No. 333-38801 includes the following:

              1.    Facing Page

              2.    Contents Page

              3.    Part A - Prospectuses

              4.    Part B - Statement of Additional Information

              5.    Part C - Other Information

              6.    Signatures

              7.    Exhibits

                                                                        Delaware
                                                                  Investments(R)
                                             A member of Lincoln Financial Group

CORE-EQUITY

Prospectus        JANUARY 28, 2007

                  DELAWARE FOUNDATION FUNDS

                  DELAWARE AGGRESSIVE ALLOCATION PORTFOLIO
                  CLASS A o CLASS B o CLASS C o CLASS R

                  DELAWARE MODERATE ALLOCATION PORTFOLIO
                  CLASS A o CLASS B o CLASS C o CLASS R

                  DELAWARE CONSERVATIVE ALLOCATION PORTFOLIO
                  CLASS A o CLASS B o CLASS C o CLASS R

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Portfolio profiles                                             page 2
Delaware Aggressive Allocation Portfolio                            2
Delaware Moderate Allocation Portfolio                              4
Delaware Conservative Allocation Portfolio                          6

How we manage the Portfolios                                  page 11
Our investment strategies                                          11
The securities we typically invest in                              13
More about the Portfolios                                          16
The risks of investing in the Portfolios                           17
Disclosure of portfolio holdings information                       22

Who manages the Portfolios                                    page 23
Investment manager                                                 23
Portfolio managers                                                 23
Manager of managers structure                                      24
Who's who?                                                         25

About your account                                            page 26
Investing in the Portfolios                                        26
Choosing a share class                                             26
How to reduce your sales charge                                    30
How to buy shares                                                  34
Fair Valuation                                                     35
Retirement plans                                                   35
How to redeem shares                                               36
Account minimums                                                   37
Special services                                                   38
Frequent trading of Portfolio shares                               39
Dividends, distributions and taxes                                 41

Financial highlights                                          page 42

Glossary                                                      page 48

Additional information                                        page 51

                                        1

Profile: Delaware Aggressive Allocation Portfolio

What are the Portfolio's goals?
The Delaware  Aggressive  Allocation  Portfolio seeks long-term  capital growth.
Although the Portfolio will strive to meet its goal,  there is no assurance that it will.

What are the Portfolio's main investment strategies?
We invest primarily in shares of other Delaware  Investments(R) Funds,  including equity funds and, to a lesser extent,  fixed-income funds. We may also invest in individual  securities.  We use an active asset allocation approach in selecting investments for the Portfolio. In striving to meet its objective,  the Portfolio will typically  invest more of its assets in equity funds and securities than in fixed-income funds and securities.  Typically, the Portfolio will invest between
10% and 30% of its assets in international funds or securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying Delaware  Investments(R) Funds in which it invests.  Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and fixed-income  funds in the  portfolio  would  decline and the value of Portfolio shares  could  decline as well.  To the extent that it invests in  international funds or  securities,  the  Portfolio  will be  affected  by changes in currency exchange rates as well as political,  economic and regulatory  conditions in the countries represented in its portfolio.

Because the Portfolio may invest in as few as four different underlying funds or a small number of securities,  it is considered to be non-diversified as defined under the  Investment  Company  Act of 1940,  as  amended  (1940 Act) and may be subject to greater risk than if it were  diversified.  However,  the  underlying
Delaware  Investments(R) Funds  generally hold a broad mix of  securities,  which helps to reduce this risk.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page 17.

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Portfolio
o    Investors  who are in the earlier stage of wealth  accumulation,  generally with higher risk tolerance.
o    Investors  looking  for the  capital  appreciation  potential  of the stock market and who have no need for current income.
o    Investors  who would like a  portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a professional money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       2

How has Delaware Aggressive Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how annual returns for the  Portfolio's  Class A shares have varied over the past nine calendar  years as well as the average  annual returns of the Class A, B, C and R shares for one-year,  five-year and lifetime periods, as applicable.  The Portfolio's past performance (before and after taxes) is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect  expense  caps.  The returns  would be lower  without the expense  caps.
Please see the footnotes on page 9 for additional  information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

--------- --------- --------- --------- --------- -------- --------- -------- --------
    1998      1999      2000      2001      2002     2003      2004     2005     2006
--------- --------- --------- --------- --------- -------- --------- -------- --------
  10.28%    14.41%    -6.79%    -7.77%   -15.90%   28.22%    11.89%    7.51%   11.61%
--------- --------- --------- --------- --------- -------- --------- -------- --------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 15.14% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -14.59% for the quarter ended September 30, 2002.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns shown in the table below do include the sales charge.

Average annual returns for periods ending 12/31/06    1 year      5 years      Lifetime**
--------------------------------------------------- ----------- ----------- ---------------
Class A return before taxes                            5.15%        6.41%        4.45%
--------------------------------------------------- ----------- ----------- ---------------
Class A return after taxes on distributions            3.62%        5.96%        3.60%
--------------------------------------------------- ----------- ----------- ---------------
Class A return after taxes on distributions
  and sale of Portfolio shares                         4.23%        5.39%        3.36%
--------------------------------------------------- ----------- ----------- ---------------
Class B (if redeemed) return before taxes*             6.81%        6.52%        4.46%
--------------------------------------------------- ----------- ----------- ---------------
Class C (if redeemed) return before taxes*             9.80%        6.86%        4.38%
--------------------------------------------------- ----------- ----------- ---------------
Class R (if redeemed) return before taxes             11.36%          N/A       12.65%
--------------------------------------------------- ----------- ----------- ---------------
S&P 500 Index
  (reflects no deduction for fees,
  expenses, or taxes)                                 15.79%        6.19%        5.96%
--------------------------------------------------- ----------- ----------- ---------------

The  Portfolio's  returns above are compared to the  performance  of the S&P 500
Index.  The Index is an unmanaged index of 500 widely held common stocks that is often  used to  represent  performance  of the U.S.  stock  market.  You  should remember that unlike the Portfolio,  the Index is unmanaged and does not reflect the  actual  costs of  operating  a mutual  fund,  such as the costs of  buying, selling and holding  securities.  The Index is not a perfect  comparison for the
Portfolio  because the Portfolio may invest in  fixed-income  and  international securities,  which are not  included  in the Index.  Maximum  sales  charges are included in the Portfolio's returns shown above.

After-tax performance is presented only for Class A shares of the Portfolio. The after-tax returns for other Portfolio classes may vary. Actual after-tax returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and
individual   retirement   accounts  (IRAs).  The  after-tax  returns  shown  are
calculated  using the highest  individual  federal  marginal income tax rates in effect  during the  Portfolio's  lifetime and do not reflect the impact of state and  local  taxes.  The  after-tax  rate  used  is  based  on  the  current  tax characterization of the elements of the Portfolio's returns (e.g., qualified vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Lifetime returns for Class B shares reflect conversion to Class A shares after eight years.  If  shares  were not  redeemed,  the  returns  for Class B would be
     10.81%, 6.87%, and 4.46% for the one-year,  five-year and lifetime periods, respectively. Returns for Class C would be 10.80%, 6.86%, and 4.38% for the one-year, five-year and lifetime periods, respectively

**   Lifetime  returns are shown  because the Portfolio or Class has existed for less than 10 years.  The  inception  date for Class A,  Class B and Class C shares of the Portfolio was December 31, 1997. The inception date for Class
     R shares  was  June 2,  2003.  The S&P 500  Index  return  shown is for the
     Portfolio's Class A, Class B and Class C lifetime. The Index return for the
     Class R lifetime was 13.36%.  The Index reports  returns on a monthly basis as of the last day of the month. As a result,  the Index return for Class R lifetime reflects the returns from June 30, 2003 through December 31, 2006.

                                       3

Profile: Delaware Moderate Allocation Portfolio

What are the Portfolio's goals?

The Delaware  Moderate  Allocation  Portfolio  seeks capital  appreciation  with current income as a secondary  objective.  Although the Portfolio will strive to meet its goal, there is no assurance that it will.

What are the Portfolio's main investment strategies?
We invest primarily in shares of other Delaware  Investments(R) Funds,  including equity,  fixed-income and international  funds. We may also invest in individual securities.  We use an active asset allocation approach in selecting investments for the Portfolio.

Under normal  circumstances,  the Portfolio  will invest at least 25% of its net assets in  equity  funds and  securities  and at least 25% of its net  assets in fixed-income  funds and securities.  This policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Portfolio has the  flexibility to invest more in equity funds and securities or more in fixed-income  funds and securities,  depending on market  conditions.
However,  it will typically  invest at least 25% in  fixed-income  securities or fixed-income  funds.  The Portfolio will typically  invest between 5% and 20% of its assets in international funds and securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying Delaware  Investments(R) Funds in which it invests.  Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and the fixed-income  funds in the portfolio will decline and the Portfolio's  share value  could  decline as well.  To the extent  that it invests in  international funds or  securities,  the  Portfolio  will be  affected  by changes in currency exchange rates as well as political,  economic and regulatory  conditions in the countries represented in its portfolio.

Because the Portfolio may invest in as few as four different underlying funds or a small number of securities,  it is considered to be non-diversified  under the
1940  Act  and may be  subject  to  greater  risk  than if it were  diversified.
However, the underlying Delaware Investments(R) Funds  generally hold a broad mix of securities, which helps to reduce this risk.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page 17.

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency.

Who should invest in the Portfolio
o    Investors who are in the wealth accumulation phase, generally with moderate risk tolerance.
o    Investors  looking  for the  capital  appreciation  potential  of the stock market and the income potential of the bond market.
o    Investors  who would like a  portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a professional money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is high current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       4

How has Delaware Moderate Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how the annual  returns for the  Portfolio's  Class A shares have varied over the past nine  calendar  years,  as well as the average  annual returns of the Class A, B, C and R shares for  one-year,  five-year and lifetime periods,  as applicable.  The  Portfolio's  past  performance  (before and after taxes) is not  necessarily  an  indication of how it will perform in the future.
The returns reflect expense caps. The returns would be lower without the expense caps.  Please see the footnotes on page 9 for additional  information  about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

--------- --------- ---------- ---------- ---------- --------- ---------- --------- --------
    1998      1999       2000       2001       2002      2003       2004      2005     2006
--------- --------- ---------- ---------- ---------- --------- ---------- --------- --------
   7.44%     8.92%     -2.45%     -4.46%    -10.43%    23.32%      9.50%     5.83%    9.83%
--------- --------- ---------- ---------- ---------- --------- ---------- --------- --------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 12.98% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -9.92% for the quarter ended September 30, 2002.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns shown in the table below do include the sales charge.

Average annual returns for the periods ending 12/31/06    1 year     5 years      Lifetime**
------------------------------------------------------- ----------- ----------- ---------------
Class A return before taxes                                3.50%       5.80%         4.17%
------------------------------------------------------- ----------- ----------- ---------------
Class A return after taxes on distributions                2.77%       5.31%         3.30%
------------------------------------------------------- ----------- ----------- ---------------
Class A return after taxes on distributions
  and sale of Portfolio shares                             2.33%       4.73%         3.05%
------------------------------------------------------- ----------- ----------- ---------------
Class B (if redeemed) return before taxes*                 5.16%       5.92%         4.18%
------------------------------------------------------- ----------- ----------- ---------------
Class C (if redeemed) return before taxes*                 8.13%       6.28%         4.14%
------------------------------------------------------- ----------- ----------- ---------------
Class R (if redeemed) return before taxes                  9.69%         N/A         9.98%
------------------------------------------------------- ----------- ----------- ---------------
S&P 500 Index
  (reflects no deduction for fees, expenses,
  or taxes)                                               15.79%       6.19%         5.96%
------------------------------------------------------- ----------- ----------- ---------------
Lehman Brothers U.S. Aggregate Index
  reflects no deduction for fees,
  expenses, or taxes)                                      4.33%       5.05%         5.86%
------------------------------------------------------- ----------- ----------- ---------------

The  Portfolio's  returns above are compared to the  performance  of the S&P 500
Index and the Lehman  Brothers  U.S.  Aggregate  Index.  The S&P 500 Index is an
unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.  The Lehman Brothers U.S.  Aggregate Index measures the performance of about 6,500 U.S. corporate and government bonds. You should remember that unlike the Portfolio,  the Indices are unmanaged and do not reflect  the  actual  costs of  operating  a mutual  fund,  such as the costs of buying, selling and holding securities. Neither Index is a perfect comparison to
Delaware Moderate Allocation  Portfolio since the S&P 500 Index does not include fixed-income  securities and the Lehman  Brothers U.S.  Aggregate Index does not include stocks.  Maximum sales charges are included in the  Portfolio's  returns shown above.

After-tax performance is presented only for Class A shares of the Portfolio. The after-tax returns for other Portfolio classes may vary. Actual after-tax returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and
IRAs. The after-tax  returns shown are calculated  using the highest  individual federal marginal income tax rates in effect during the Portfolio's  lifetime and do not reflect the impact of state and local taxes.  The after-tax  rate used is based on the current tax  characterization  of the  elements of the  Portfolio's returns (e.g., qualified vs. non-qualified  dividends) and may be different than the final tax characterization of such elements.  Past performance,  both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Lifetime returns for Class B shares reflect conversion to Class A shares after eight years. If shares were not redeemed, the returns for Class B would be 9.16%,
     6.27%  and  4.18%  for  the  one-year,   five-year  and  lifetime  periods,
     respectively.  Returns for Class C would be 9.13%, 6.28%, and 4.14% for the one-year, five-year and lifetime periods, respectively.

**   Lifetime  returns are shown  because the Portfolio or Class has existed for less than 10 years.  The  inception  date for Class A,  Class B and Class C shares of the Portfolio was December 31, 1997. The inception date for Class
     R shares  was June 2,  2003.  Both the S&P 500 Index  return and the Lehman
     Brothers U.S. Aggregate Index return shown are for the Portfolio's Class A,
     Class B and Class C lifetime.  The Indices returns for the Class R lifetime were  13.36% and 3.21% for the S&P 500 Index and the Lehman  Brothers  U.S.
     Aggregate  Index,  respectively.  The Indices  report  returns on a monthly basis as of the last day of the month. As a result, the Indices returns for
     Class R lifetime  reflect the returns from June 30, 2003  through  December
     31, 2006.

                                       5

Profile: Delaware Conservative Allocation Portfolio

What are the Portfolio's goals?
The Delaware  Conservative  Allocation  Portfolio seeks a combination of current income and  preservation  of capital  with  capital  appreciation.  Although the
Portfolio will strive to meet its goal, there is no assurance that it will.

What are the Portfolio's main investment strategies?
We invest primarily in shares of other Delaware  Investments(R) Funds, including fixed-income and equity funds. We may also invest in individual  securities.  We use an  active  asset  allocation  approach  in  selecting  investments  for the
Portfolio. In striving to meet its objective, the Portfolio would typically have a larger percentage of its assets allocated to fixed-income funds and securities
(generally at least 45%) than to equity funds and securities (generally at least
20%).  The  Portfolio  may  allocate  up  to  10%  to  international  funds  and securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying Delaware  Investments(R) Funds in which it invests. Therefore, to the extent that it invests in bonds and  fixed-income  funds, it will be affected by changes in interest  rates.  If interest  rates rise, the value of the bonds and fixed income funds in the portfolio will decline and the Portfolio's share value could  decline  as well.  To the  extent  that it  invests  in equity  funds and securities, it will be affected by declines in stock prices.

Because the Portfolio may invest in as few as four different underlying funds or a small number of securities,  it is considered to be non-diversified  under the
1940  Act  and may be  subject  to  greater  risk  than if it were  diversified.
However, the underlying Delaware Investments(R) Funds generally hold a broad mix of securities, which helps to reduce this risk.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page 17.

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by FDIC or any other government agency.

Who should invest in the Portfolio
o    Investors who are in the wealth  preservation  phase,  generally with lower risk tolerance.
o    Investors  in  the  pre-retirement  or  retirement  phase,  looking  for an increase in income.
o    Investors who want a portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a  professional  money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is capital appreciation.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       6

How has Delaware Conservative Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how the annual  returns for the  Portfolio's  Class A shares have varied over the past nine  calendar  years,  as well as the average  annual returns of the Class A, B, C and R shares for  one-year,  five-year and lifetime periods,  as applicable.  The  Portfolio's  past  performance  (before and after taxes) is not  necessarily  an  indication of how it will perform in the future.
The returns reflect expense caps. The returns would be lower without the expense caps.  Please see the footnotes on page 9 for additional  information  about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

-------- -------- --------- --------- -------- --------- -------- --------- --------
   1998     1999      2000      2001     2002      2003     2004      2005     2006
-------- -------- --------- --------- -------- --------- -------- --------- --------
  6.24%    3.80%     1.03%    -1.41%   -5.26%    16.89%    7.09%     4.27%    8.39%
-------- -------- --------- --------- -------- --------- -------- --------- --------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 9.34% for the quarter  ended June 30,  2003 and its lowest  quarterly return was -6.34% for the quarter ended September 30, 1998.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns shown in the table below do include the sales charge.

Average annual returns for the periods ending 12/31/06   1 year      5 years     Lifetime**
------------------------------------------------------- ---------- ----------- --------------
Class A return before taxes                               2.16%       4.79%        3.70%
------------------------------------------------------- ---------- ----------- --------------
Class A return after taxes on distributions               1.18%       3.92%        2.47%
------------------------------------------------------- ---------- ----------- --------------
Class A return after taxes on distributions
 and sale of Portfolio shares                             1.40%       3.60%        2.39%
------------------------------------------------------- ---------- ----------- --------------
Class B (if redeemed) return before taxes*                3.68%       4.88%        3.74%
------------------------------------------------------- ---------- ----------- --------------
Class C (if redeemed) return before taxes*                6.71%       5.27%        3.62%
------------------------------------------------------- ---------- ----------- --------------
Class R (if redeemed) return before taxes                 8.13%         N/A        7.46%
------------------------------------------------------- ---------- ----------- --------------
Lehman Brothers U.S. Aggregate Index
  (reflects no deduction for fees, expenses,
  or taxes)                                               4.33%       5.05%        5.86%
------------------------------------------------------- ---------- ----------- --------------

The  Portfolio's  returns  above are compared to the  performance  of the Lehman
Brothers U.S. Aggregate Index. The Index measures the performance of about 6,500
U.S.  corporate  and  government  bonds.  You should  remember  that  unlike the
Portfolio,  the Index is  unmanaged  and does not  include  the actual  costs of operating  a mutual  fund,  such as the costs of  buying,  selling  and  holding securities.  In addition, the Index is not a perfect comparison to the Portfolio because the Portfolio  invests in a variety of asset classes not  represented in the  Index,  including  equity  securities,  international  securities  and high yielding corporate bonds.  Maximum sales charges are included in the Portfolio's returns shown above.

After-tax performance is presented only for Class A shares of the Portfolio. The after-tax returns for other Portfolio classes may vary. Actual after-tax returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and
IRAs. The after-tax  returns shown are calculated  using the highest  individual federal marginal income tax rates in effect during the Portfolio's  lifetime and do not reflect the impact of state and local taxes.  The after-tax  rate used is based on the current tax  characterization  of the  elements of the  Portfolio's returns (e.g., qualified vs. non-qualified  dividends) and may be different than the final tax characterization of such elements.  Past performance,  both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Lifetime returns for Class B shares reflect conversion to Class A shares after eight years. If shares were not redeemed, the returns for Class B would be 7.68%,
     5.25%  and  3.74%  for  the  one-year,   five-year  and  lifetime  periods,
     respectively.  Returns for Class C would be 7.71%, 5.27%, and 3.62% for the one-year, five-year and lifetime periods, respectively.

**   Lifetime  returns are shown  because the Portfolio or Class has existed for less than 10 years.  The  inception  date for Class A,  Class B and Class C shares of the Portfolio was December 31, 1997. The inception date for Class
     R shares was June 2, 2003. The Lehman Brothers U.S.  Aggregate Index return shown is for the  Portfolio's  Class A, Class B and Class C  lifetime.  The
     Index return for the Class R lifetime was 3.21%.  The Index reports returns on a monthly basis as of the last day of the month. As a result,  the Index return for Class R lifetime reflects the returns from June 30, 2003 through
     December 31, 2006.

                                       7

What are the Portfolios' fees and expenses?
This table  describes the fees and expenses that you may pay if you buy and hold shares  of the  Portfolios.  Sales  charges  are fees  paid  directly  from your investments when you buy or sell shares of the Portfolios.

-----------------------------------------------------------------------------------
CLASS                                         A            B           C           R
----------------------------------- ----------- ------------ ----------- -----------
Maximum sales charge (load)
  imposed on purchases as a
  percentage of offering price            5.75%         none        none        none
----------------------------------- ----------- ------------ ----------- -----------
Maximum contingent deferred sales
  charge (load) as a percentage of
  original purchase price or
  redemption price, whichever is
  lower                                 none(1)     4.00%(2)    1.00%(3)        none
----------------------------------- ----------- ------------ ----------- -----------
Maximum sales charge (load)
  imposed on reinvested dividends          none         none        none        none
----------------------------------- ----------- ------------ ----------- -----------
Redemption fees                            none         none        none        none
----------------------------------- ----------- ------------ ----------- -----------
Exchange fees                              none         none        none        none
----------------------------------- ----------- ------------ ----------- -----------

Annual fund operating expenses are deducted from the Portfolios' assets.

-----------------------------------------------------------------------------------
                                       Delaware Aggressive Allocation Portfolio
----------------------------------- ----------- ------------ ---------- -----------
                                              A            B          C           R
----------------------------------- ----------- ------------ ---------- -----------
Management fees(4)                        0.25%        0.25%      0.25%       0.25%
----------------------------------- ----------- ------------ ---------- -----------
Distribution  and service  (12b-1)
fees                                   0.30%(5)        1.00%      1.00%    0.60%(5)
----------------------------------- ----------- ------------ ---------- -----------
Other expenses                            0.58%        0.58%      0.58%       0.58%
----------------------------------- ----------- ------------ ---------- -----------
Acquired fund fees and
expenses(6)                               0.90%        0.90%      0.90%       0.90%
----------------------------------- ----------- ------------ ---------- -----------
Total annual fund operating
expenses                                  2.03%        2.73%      2.73%       2.33%
----------------------------------- ----------- ------------ ---------- -----------
Fee waivers and payments                (0.33%)      (0.28%)    (0.28%)     (0.38%)
----------------------------------- ----------- ------------ ---------- -----------
Net expenses                              1.70%        2.45%      2.45%       1.95%
-----------------------------------------------------------------------------------
                                      Delaware Moderate Allocation Portfolio
-----------------------------------------------------------------------------------
                                              A            B          C           R
----------------------------------- ----------- ------------ ---------- -----------
Management fees(4)                        0.25%        0.25%      0.25%       0.25%
----------------------------------- ----------- ------------ ---------- -----------
Distribution  and service  (12b-1)
fees                                   0.30%(5)        1.00%      1.00%    0.60%(5)
----------------------------------- ----------- ------------ ---------- -----------
Other expenses                            0.59%        0.59%      0.59%       0.59%
----------------------------------- ----------- ------------ ---------- -----------
Acquired fund fees and
expenses(6)                               0.83%        0.83%      0.83%       0.83%
----------------------------------- ----------- ------------ ---------- -----------
Total annual fund operating
expenses                                  1.97%        2.67%      2.67%       2.27%
----------------------------------- ----------- ------------ ---------- -----------
Fee waivers and payments                (0.34%)      (0.29%)    (0.29%)     (0.39%)
----------------------------------- ----------- ------------ ---------- -----------
Net expenses                              1.63%        2.38%      2.38%      1.88%
-----------------------------------------------------------------------------------
                                     Delaware Conservative Allocation Portfolio
-----------------------------------------------------------------------------------
                                              A            B          C          R
----------------------------------- ----------- ------------ ---------- -----------
Management fees(4)                        0.25%        0.25%      0.25%       0.25%
----------------------------------- ----------- ------------ ---------- -----------
Distribution  and service  (12b-1)
fees                                   0.30%(5)        1.00%      1.00%    0.60%(5)
----------------------------------- ----------- ------------ ---------- -----------
Other expenses                            0.67%        0.67%      0.67%      0.67%
----------------------------------- ----------- ------------ ---------- -----------
Acquired fund fees and
expenses(6)                               0.80%        0.80%      0.80%       0.80%
----------------------------------- ----------- ------------ ---------- -----------
Total annual fund operating
expenses                                  2.02%        2.72%      2.72%       2.32%
----------------------------------- ----------- ------------ ---------- -----------
Fee waivers and payments                (0.42%)      (0.37%)    (0.37%)     (0.47%)
----------------------------------- ----------- ------------ ---------- -----------
Net expenses                              1.60%        2.35%      2.35%       1.85%
----------------------------------- ----------- ------------ ---------- -----------

                                       8

This  example is  intended  to help you  compare  the cost of  investing  in the
Portfolios  to the  cost  of  investing  in  other  mutual  funds  with  similar investment objectives.  We show the cumulative amount of Portfolio expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.
The  Portfolios'  actual  rate  of  return  may be  greater  or  less  than  the hypothetical  5% return we use here.  This example  reflects  the net  expenses, which include underlying Delaware  Investments(R) Funds'  fees and expenses, with expense waivers for the one-year period and the total operating expenses without expense  waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------------------------------------------------------------------------
                     Delware Aggressive Allocation Portfolio
----------- --------- ---------- ------------- --------- ------------- -----------
CLASS(7)           A          B             B         C             C           R
                                          (if                     (if
                                    redeemed)               redeemed)
----------- --------- ---------- ------------- --------- ------------- -----------
1 year          $738       $248          $648      $248          $348        $198
----------- --------- ---------- ------------- --------- ------------- -----------
3 years       $1,145       $821        $1,096      $821          $821        $691
----------- --------- ---------- ------------- --------- ------------- -----------
5 years       $1,577     $1,420        $1,645    $1,420        $1,420      $1,211
----------- --------- ---------- ------------- --------- ------------- -----------
10 years      $2,773     $2,872        $2,872    $3,040        $3,040      $2,637
----------- --------- ---------- ------------- --------- ------------- -----------
----------------------------------------------------------------------------------
                    Delaware Moderation Allocation Portfolio
----------- --------- ---------- ------------- --------- ------------- -----------
CLASS(7)           A          B             B         C             C           R
                                          (if                     (if
                                    redeemed)               redeemed)
----------- --------- ---------- ------------- --------- ------------- -----------
1 year          $731       $241          $641      $241          $341        $191
----------- --------- ---------- ------------- --------- ------------- -----------
3 years       $1,127       $802        $1,077      $802          $802        $672
----------- --------- ---------- ------------- --------- ------------- -----------
5 years       $1,547     $1,389        $1,614    $1,389        $1,389      $1,180
----------- --------- ---------- ------------- --------- ------------- -----------
10 years      $2,713     $2,812        $2,812    $2,981        $2,981      $2,575
----------- --------- ---------- ------------- --------- ------------- -----------
----------------------------------------------------------------------------------
                   Delaware Conservative Allocation Portfolio
----------- --------- ---------- ------------- --------- ------------- -----------
 CLASS(7)           A          B             B         C             C           R
                                          (if                     (if
                                    redeemed)               redeemed)
----------- --------- ---------- ------------- --------- ------------- -----------
1 year          $728       $238          $638      $238          $338        $188
----------- --------- ---------- ------------- --------- ------------- -----------
3 years       $1,134       $809        $1,084      $809          $809        $679
----------- --------- ---------- ------------- --------- ------------- -----------
5 years       $1,564     $1,407        $1,632    $1,407        $1,407      $1,198
----------- --------- ---------- ------------- --------- ------------- -----------
10 years      $2,756     $2,855        $2,855    $3,024        $3,024      $2,620
----------- --------- ---------- ------------- --------- ------------- -----------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission,  a contingent deferred sales charge (CDSC) will apply to certain redemptions made within two years of purchase.  Additional Class
     A purchase  options that involve a CDSC may be permitted  from time to time and will be disclosed in the Prospectus if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a CDSC of 4%,  which  declines  to 3.25%  during the second  year,
     2.75% during the third year, 2.25% during the fourth and fifth years, 1.50%
     during the sixth year, and 0% thereafter.

(3)  Class C shares  redeemed  within one year of  purchase  are subject to a 1%
     CDSC.

(4)  The investment  manager  (Manager) has contracted to waive all or a portion of its investment  advisory fees and/or reimburse  expenses through January
     31,  2008  in  order  to  prevent  total  annual  fund  operating  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  inverse  floater program expenses,  brokerage fees,  certain insurance costs and non-routine expenses  or costs,  including,  but not  limited  to,  those  relating  to reorganizations,  litigation,  certain  Trustee  retirement  plan expenses,
     conducting    shareholder   meetings   and   liquidations    [collectively,
     "non-routine  expenses"]) from exceeding,  in an aggregate  amount,  0.55%,
     0.55% and 0.55% of  average  daily net  assets of the  Delaware  Aggressive
     Allocation  Portfolio,  Delaware Moderate Allocation Portfolio and Delaware
     Conservation  Allocation  Portfolio,  respectively.  For  purposes of these waivers and  reimbursements,  non-routine  expenses  may also  include such additional  costs and  expenses  as may be agreed upon from time to time by
     the  Portfolios'   Board  and  the  Manager.   These  expense  waivers  and
     reimbursements apply only to expenses paid directly by the Portfolios.

(5)  The Portfolios' distributor (Distributor) has contracted to limit the Class
     A and Class R shares'  12b-1 fee  through  January 31, 2008 to no more than
     0.25% and 0.50%, respectively, of average daily net assets.

(6)  The  Portfolios'  total annual fund operating  expenses do not correlate to the  ratio of  expenses  to  average  net  assets  shown  in the  financial highlights in this Prospectus or the Portfolios'  shareholder  reports. The financial  highlights only reflect each Portfolio's  operating expenses and do not include the fees and  expenses  of the  underlying  fund(s) in which each Portfolio invests. See "Acquired fund fees and expenses" above.

(7)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       9

Acquired fund fees and expenses

Because the Portfolios  invest primarily in other Delaware  Investments(R) Funds, they will be shareholders  of those funds.  Like all  shareholders,  a Portfolio will bear a proportionate share of any management fees and other expenses of the
Delaware  Investments(R)  Funds that a Portfolio  holds.  These fees,  which are deducted from the underlying funds before their share prices are calculated, are in  addition  to the fees and  expenses  described  in each  Portfolio  profile.
Depending  on which  funds are held in each  Portfolio,  the fees will vary over time. However, in order to give you an idea of what these fees might be, we have calculated  an average  expense ratio for each  Portfolio,  based on the expense ratios of the Delaware Investments(R) Funds for each of their most recent fiscal years and each  Portfolio's  average  investment  during the  fiscal  year ended
September  30,  2006.  Based on these  hypothetical  calculations,  the combined average expense ratio of the Delaware  Investments(R) Funds that is borne by each of the  Portfolios,  including  any  applicable  fee waiver,  would have been as follows:

                    Aggressive Allocation Portfolio             0.90%
                    Moderate Allocation Portfolio               0.83%
                    Conservative Allocation Portfolio           0.80%

                    Expenses  will  differ   depending  on  how  the  Portfolios
                    allocate assets among the Delaware Investments(R) Funds.

                                       10

How we manage the Portfolios

Our investment strategies
In  order to meet  the  changing  needs of  investors  throughout  their  lives,
Delaware Foundation Funds offers three different  portfolios with varying levels of income and growth  potential and  corresponding  variations in risk. From the most  conservative  (the  Delaware  Conservative  Allocation  Portfolio)  to the
moderate (the Delaware  Moderate  Allocation  Portfolio) to the most  aggressive
(the Delaware Aggressive Allocation Portfolio),  each Portfolio relies on active asset  allocation and invests in a select group of Delaware  Investments(R) Funds as it strives to attain its objective.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Each  Portfolio  is  a  type  of  mutual  fund  known  as  a  fund-of-funds.   A
fund-of-funds  typically  invests in other mutual  funds rather than  individual securities. The potential benefits of such a strategy are three-fold:

1.   An extra layer of  diversification  by investing in a number of  underlying funds that, in turn, invest in a broadly  diversified  number of individual securities;

2.   Access to the  investment  expertise  of multiple  portfolio  managers  and analysts who work on the underlying funds; and

3.   A professional portfolio manager who makes asset allocation decisions.

We offer the Portfolios  because we believe that a fund-of-funds is an efficient way to provide active asset  allocation  services to meet the needs of investors at  various  stages of their  life and wealth  accumulation.  Our  active  asset allocation strategy begins with an evaluation of three key factors:

o    the  expected  return  of  specific  asset  classes  such  as  equities  or fixed-income securities;

o    the expected volatility or degree to which returns of each asset class have varied from one period to the next; and

o    the correlation of various asset classes,  that is, the degree to which two asset classes move up or down together.

After using this  information  to determine how much of each  Portfolio  will be allocated  to a  particular  asset  class,  we  then  select  specific  Delaware
Investments(R) Funds  for investment.  We have identified a select group of funds that suit the allocation strategies of the Portfolios and have grouped them into four broad asset classes.

                                       11

How we manage the Portfolios (continued)

The  Delaware  Investments(R) Funds we  typically  invest in are listed below in their respective asset classes.  Groupings are approximate and based on the core strategy of each individual  fund.  Management may add or delete funds from this list without shareholder approval.

Delaware Investments(R) Funds available to the Portfolios

U.S. Equity
Delaware Growth Opportunities Fund            Delaware Small Cap Core Fund
Delaware Large Cap Growth Fund                Delaware Small Cap Value Fund
Delaware Value Fund                           Delaware Trend Fund
Delaware REIT Fund                            Delaware U.S. Growth Fund
Delaware Select Growth Fund

International Equity
Delaware Emerging Markets Fund                Delaware Global Value Fund (formerly,
                                              Delaware International Small Cap Value Fund)
Delaware International Value Equity Fund

Fixed-Income
Delaware Core Plus Bond Fund (formerly,       Delaware Inflation Protected Bond Fund
American Government Bond Fund)*
Delaware Corporate Bond Fund                  Delaware High-Yield Opportunities Fund
Delaware Delchester Fund                      Delaware Limited-Term Government Fund
Delaware Extended Duration Bond Fund

Money Market
Delaware Cash Reserve Fund

*As of January 31, 2007,  the  Delaware  American  Government  Bond Fund will be named Delaware Core Plus Bond Fund.

Once we  select  appropriate  investments  for each  Portfolio,  we  continually monitor the market and economic  environments,  the risk/reward profiles of each asset class and the  performance of individual  funds.  We actively  adjust each
Portfolio, striving to meet its investment objective.

The Portfolios' investment objectives are non-fundamental.  This means the Board of Trustees may change an objective without obtaining  shareholder  approval. If an objective were changed, we would notify shareholders before the change became effective.

                                       12

The securities we typically invest in

------------------------------ ----------------------------------------------------
         Securities                              How we use them
------------------------------ ----------------------------------------------------
                               Delaware          Delaware         Delaware
                               Aggressive        Moderate         Conservative
                               Allocation        Allocation       Allocation
                               Portfolio         Portfolio        Portfolio
------------------------------ ----------------- ---------------- -----------------
U.S. equity funds or U.S.      45% to 75% of     35% to 65% of    20% to 50% of
equity securities may          Assets            Assets           Assets
include Delaware
Investments(R) Funds in the    Each Portfolio may invest in one or more of the
equity asset class or          mutual funds listed below.
individual equity securities.

------------------------------ ----------------------------------------------------
Delaware Growth                Delaware Growth Opportunities Fund seeks long-term
Opportunities Fund             capital growth. It invests primarily in common
                               stocks of medium-sized companies believed to have
                               growth potential.

------------------------------ ----------------------------------------------------
Delaware Large Cap Growth      Delaware Large Cap Growth Fund seeks capital
Fund                           appreciation. It invests primarily in large
                               companies believed to have growth potential.

------------------------------ ----------------------------------------------------
Delaware Value Fund            Delaware Value Fund seeks long-term capital
                               appreciation.  The Fund invests primarily in
                               securities of large capitalization companies that
                               we believe have long-term capital appreciation
                               potential.

------------------------------ ----------------------------------------------------
Delaware REIT Fund             Delaware REIT Fund seeks maximum long-term total
                               return, with capital appreciation as a secondary
                               objective. It invests primarily in real estate
                               investment trusts (REITs) and other companies that
                               are principally engaged in the real estate
                               industry.

------------------------------ ----------------------------------------------------
Delaware Select Growth Fund    Delaware Select Growth Fund seeks long-term
                               capital appreciation, which the Fund attempts to
                               achieve by investing primarily in equity
                               securities of companies of all sizes believed to
                               have the potential for high earnings growth.

------------------------------ ----------------------------------------------------
Delaware Small Cap Core Fund   Delaware Small Cap Core Fund seeks long-term
                               capital appreciation.  It invests primarily in
                               stocks of small companies that are believed to
                               have a combination of attractive valuations,
                               growth prospects and strong cash flows.

------------------------------ ----------------------------------------------------
Delaware Small Cap Value Fund  Delaware Small Cap Value Fund seeks capital appreciation. It invests primarily in small-cap
                               companies that are believed to be undervalued.

------------------------------ ----------------------------------------------------
Delaware Trend Fund            Delaware Trend Fund seeks capital appreciation by
                               investing primarily in securities of emerging or
                               other growth-oriented companies. It focuses on
                               small companies that are believed to be responsive
                               to changes in the marketplace and that have the
                               fundamental characteristics to support continued
                               growth.

------------------------------ ----------------------------------------------------
Delaware U.S. Growth Fund      Delaware U.S. Growth Fund seeks maximum capital
                               appreciation by investing in companies of all
                               sizes which have low dividend yields, strong
                               balance sheets and high expected earnings growth
                               rates relative to their industry.

------------------------------ ----------------------------------------------------

                                       13

How we manage the Portfolios (continued)

The securities we typically invest in (continued)

------------------------------ ----------------------------------------------------
         Securities                              How we use them
------------------------------ ----------------------------------------------------
                               Delaware          Delaware         Delaware
                               Aggressive        Moderate         Conservative
                               Allocation        Allocation       Allocation
                               Portfolio         Portfolio        Portfolio
------------------------------ ----------------- ---------------- -----------------
Fixed-income funds or          5% to 35% of      25% to 55% of    45% to 75% of
fixed-income securities may    Assets            Assets           Assets
include Delaware
Investments(R) Funds in the    Each Portfolio may invest in one or more of the
fixed-income asset class or    mutual funds listed below.
individual fixed-income
securities.

------------------------------ ----------------------------------------------------
Delaware Core Plus Bond Fund*  Delaware Core Plus Bond Fund seeks long-term total return consistent with reasonable risk.

------------------------------ ----------------------------------------------------
Delaware Corporate Bond Fund   Delaware Corporate Bond Fund seeks total return.
                               It invests primarily in investment-grade corporate
                               bonds of intermediate duration (between four and
                               seven years).

------------------------------ ----------------------------------------------------
Delaware Delchester Fund       Delaware Delchester Fund seeks total return and,
                               as a secondary objective high current income. It
                               invests primarily in high yield, higher risk
                               corporate bonds, commonly known as "junk bonds."

------------------------------ ----------------------------------------------------
Delaware Extended Duration     Delaware Extended Duration Bond Fund seeks total
Bond Fund                      return. It invests primarily in investment-grade
                               corporate bonds of relatively longer duration
                               (between eight and eleven years).

------------------------------ ----------------------------------------------------
Delaware High-Yield            Delaware High-Yield Opportunities Fund seeks total
Opportunities Fund             return and, as a secondary objective, high current
                               income. It invests primarily in high yield, higher
                               risk corporate bonds, commonly known as "junk
                               bonds."
------------------------------ ----------------------------------------------------
Delaware Limited-Term          Delaware Limited-Term Government Fund seeks a high
Government Fund                stable level of income, while attempting to
                               minimize fluctuations in principal and provide
                               maximum liquidity. It invests primarily in short
                               and intermediate-term, fixed-income securities
                               issued or guaranteed by the U.S. government as
                               well as instruments backed by those securities.

------------------------------ ----------------- --------------- ------------------
Money market funds or money    0 to 35% of       0 to 35% of     0 to 35% of
market securities may          Assets            Assets          Assets
include Delaware Cash
Reserve Fund, a money market
fund, individual money
market securities or
repurchase agreements.

------------------------------ ----------------------------------------------------
Delaware Cash Reserve Fund     Delaware Cash Reserve Fund seeks maximum current
                               income, while preserving principal and maintaining
                               liquidity. As a money market fund, it invests in
                               highly liquid money market instruments.

------------------------------ ----------------------------------------------------
Repurchase agreements:  An     The Portfolios may use overnight repurchase
agreement between a buyer,     agreements to invest cash prior to investing it in
such as a Portfolio, and       other funds or securities, or for temporary
seller of securities in        defensive purposes. A Portfolio will only enter
which the seller agrees to     into repurchase agreements in which the collateral
buy the securities back        is comprised of U.S. government securities.
within a specified time at
the same price the buyer
paid for them, plus an
amount equal to an agreed
upon interest rate.
Repurchase agreements are
often viewed as equivalent
to cash.

------------------------------ ----------------------------------------------------

* Prior to January 31, 2007,  Delaware Core Plus Bond Fund was known as Delaware
American Government Bond Fund.

                                       14

------------------------------ ----------------------------------------------------
         Securities                              How we use them
------------------------------ ----------------------------------------------------
                               Delaware          Delaware         Delaware
                               Aggressive        Moderate         Conservative
                               Allocation        Allocation       Allocation
                               Portfolio         Portfolio        Portfolio
------------------------------ ----------------- ---------------- -----------------
International equity funds     10% to 30% of     5% to 20% of     0 to 10% of
or international equity        Assets            Assets           Assets
securities  may include
Delaware Investments(R) Funds  Each Portfolio may invest in one or more of the
in the international equity    mutual funds listed below.
asset class or individual
international equity
securities.

------------------------------ ----------------------------------------------------
Delaware Emerging Markets      Delaware Emerging Markets Fund seeks long-term
Fund                           capital appreciation.  It invests primarily in
                               equity securities of companies located in
                               under-developed, emerging market countries.

------------------------------ ----------------------------------------------------
Delaware International Value   Delaware International Value Equity Fund seeks
Equity Fund                    long-term growth without undue risk to principal.
                               It invests primarily in equity securities of
                               companies located in developed market countries
                               that provide the potential for capital
                               appreciation that are believed to be undervalued.

------------------------------ ----------------------------------------------------
Delaware Global Value Fund*    Delaware Global Value Fund seeks long-term capital
                               appreciation.  It invests primarily in equity
                               securities of companies located in developed
                               countries that are believed to be undervalued.

------------------------------ ----------------------------------------------------
Other types of securities
which may be held by the
Portfolios.

------------------------------ ----------------------------------------------------
Options and futures: Options   We might use options or futures to gain exposure
represent a right to buy or    to a particular market segment without purchasing
sell a security or group of    individual funds or securities in that segment.
securities at an agreed upon   We might use this approach if we had excess cash
price at a future date. The    that we wanted to invest quickly or to make an
purchaser of an option may     investment without disrupting one of the other
or may not choose to go        Delaware Investments(R) Funds.
through with the
transaction; the seller of     We might also use options or futures to neutralize
an option must go through      the effect of potential price declines without
with the transaction if the    selling securities.
option is exercised.
                               Use of these strategies can increase the operating
Futures contracts are          costs of the Portfolios and can lead to loss of
agreements for the purchase    principal.
or sale of a security or
group of securities at a
specified price, on a
specified date.  Unlike an
option, a futures contract
must be executed unless it
is sold before the
settlement date.

Options and futures are
generally considered to be
derivative securities.
------------------------------ ----------------------------------------------------

* Prior to March 31,  2006,  Delaware  Global  Value Fund was known as  Delaware
International Small Cap Value Fund.

                                       15

How we manage the Portfolios (continued)

Borrowing from banks
We may borrow  money as a  temporary  measure  for  extraordinary  or  emergency purposes or to  facilitate  redemptions.  Borrowing  money  could  result in the
Portfolios being unable to meet their investment objectives.

Temporary defensive positions
We  are  permitted  to  make  temporary  investments  in  bonds,  cash  or  cash equivalents  and may allocate  100% of their net assets to Delaware Cash Reserve
Fund in response to unfavorable  market  conditions.  To the extent that we hold these securities, we may be unable to achieve a Portfolio's objective.

Portfolio turnover
Though we anticipate that each of the Portfolios  will have an annual  portfolio turnover of less than 100%,  some of the funds that the Portfolios may invest in have turnover  rates greater than 100%. A turnover rate of 100% would occur if a fund sold and replaced  securities  valued at 100% of its net assets  within one year. High turnover rates in the individual  funds held by the Portfolios  could result in increased transaction costs and tax liability for investors.

More about the Portfolios

Guidelines for purchasing and redeeming shares of other Delaware  Investments(R)
Funds

Following is important  information about how the Portfolios operate,  which you should consider when evaluating the Portfolios.

o    Each  Portfolio  will invest in the  institutional  class shares of certain
     Delaware  Investments(R)  Funds.  When  investing in Delaware  Cash Reserve
     Fund,  Class A will be used.  This means the  Portfolios  will pay no sales charges  or  12b-1  distribution  fees  on any of the  shares  of  Delaware
     Investments(R) Funds that they purchase.

o    Each Portfolio will bear its proportionate  share of fees and expenses that apply to the  institutional  classes of the Delaware  Investments(R)  Funds they hold.

o    Any performance  reported for the Portfolios will include the impact of all fund expenses, whether they are related to the Portfolios or the underlying funds they invest in.

o    We have adopted Asset  Allocation  Guidelines  for our purchase and sale of other  Delaware  Investments(R)  Funds.  If the  Manager of the  Portfolios
     anticipates  that a purchase or  redemption  will  disrupt  the  investment strategies  of an  underlying  fund,  the  Manager  will  confer  with  the portfolio  managers  of that  fund to  determine  how to  minimize  adverse effects on both funds.  Such steps might include  staggering the timing and amounts of the transactions.  As a result, the Portfolios might not be able to purchase or redeem shares of other Delaware  Investments(R) Funds at the time or in the amounts that the Manager would otherwise prefer.  This could decrease the total return or increase the volatility of each Portfolio.

o    Because many Delaware  Investments(R)  Funds are managed  independently  by different individuals or investment teams, there is no overall coordination of purchases and sales of individual securities.  Therefore, it is possible that one of the funds  held by a  Portfolio  or the  Portfolios  themselves might be acquiring  securities  at the same time  another is selling  them.
     This could increase transaction costs.

                                       16

The risks of investing in the Portfolios
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you invest in the  Portfolios  you should  carefully  evaluate the risks.  Because of the nature of the Portfolios, you should consider your investment to be a long-term  investment that typically provides  the best  results  when held for a number of  years.  The table  below describes  the  principal  risks you assume when  investing  in the  Portfolios.
Please see the Statement of Additional  Information (SAI) for further discussion of these risks and other risks not discussed here.

------------------------------ ----------------------------------------------------
            Risks              Degree to which the Portfolios are subject to this
                                                    risk and
                                        How we strive to manage the risk
------------------------------ ----------------- --------------- ------------------
                               Delaware          Delaware        Delaware
                               Aggressive        Moderate        Conservative
                               Allocation        Allocation      Allocation
                               Portfolio         Portfolio       Portfolio
------------------------------ ----------------------------------------------------
Market risk is the risk that   Most of the underlying Delaware Investments(R) Funds
all or a majority of the       and the Portfolios themselves are subject to this
securities in a certain        risk. In all Portfolios, we generally maintain a
market -- like the stock or    long-term investment approach and focus on
bond market -- will decline    securities we believe can appreciate over an
in value because of factors    extended time frame regardless of interim market
such as economic conditions,   fluctuations. Though we may hold securities for
future expectations or         any amount of time, we generally do not trade for
investor confidence.           short-term purposes.

                               Each Portfolio may hold a substantial part of its
                               assets in cash or cash equivalents as a temporary,
                               defensive strategy.

------------------------------ ----------------------------------------------------
Industry risk is the risk      Most of the underlying Delaware Investments(R) Funds
that the value of securities   and the Portfolios themselves are subject to these
in a particular industry       risks.  Delaware REIT Fund is particularly
will decline because of        sensitive to changes in the real estate market.
changing expectations for      The underlying funds generally hold a number of
the performance of that        different securities spread across various
industry.                      sectors. The Portfolios also follow a rigorous
                               selection process before choosing securities and
Security risk is the risk      continually monitor them while they remain
that the value of an           invested.  This, combined with the fact that the
individual stock or bond       Portfolios will hold at least four different
will decline because of        Delaware Investments(R) Funds, typically
changing expectations for      representing different asset classes, should help
the performance of the         to reduce industry and security risk.
individual company issuing
the stock.

------------------------------ ----------------------------------------------------

                                       17

How we manage the Portfolios (continued)
------------------------------ ----------------------------------------------------
            Risks              Degree to which the Portfolios are subject to this
                                                    risk and
                                        How we strive to manage the risk
------------------------------ ----------------- --------------- ------------------
Small company risk is the      Several of the International and U.S. Equity funds
risk that prices of smaller    are subject to this risk.  These Funds maintain
companies may be more          well-diversified portfolios, select stocks
volatile than larger           carefully and monitor them continually.  In
companies because of limited   determining the asset allocation for the
financial resources or         Portfolios, the Manager will evaluate the current
dependence on narrow product   risk and reward potential of small-cap stocks and
lines.                         make allocation decisions accordingly.
                               ----------------- ---------------- -----------------
                               The Aggressive    The Moderate     The
                               Allocation        Allocation       Conservative
                               Portfolio will    Portfolio will   Allocation
                               generally have    have moderate    Portfolio will
                               significant       exposure to      generally have
                               exposure to       this risk.       less exposure
                               this risk, due                     to this risk
                               to its greater                     due to its
                               emphasis on                        reduced
                               equities.                          emphasis on
                                                                  equity
                                                                  securities.

------------------------------ ----------------- ---------------- -----------------
Interest rate risk is the      This is generally the most significant risk for
risk that securities will      Fixed-Income funds.  In striving to manage this
decrease in value if           risk, Managers of Delaware Investments(R)
interest rates rise. The       Fixed-Income funds will typically monitor economic
risk is generally associated   conditions and the interest rate environment.
with bonds; however, because   They will also usually keep the average maturity
smaller companies often        of a fund as short as is prudent, in keeping with
borrow money to finance        the individual fund's investment objective.
their operations, they may
be adversely affected by       The Delaware Investments(R) Funds listed above that
rising interest rates.         are subject to small company risk may also be
                               subject to this risk. The Managers of these Funds
                               consider the potential effect that rising interest
                               rates might have on a stock before the stock is
                               purchased.

------------------------------ ----------------------------------------------------

                                       18

------------------------------ ----------------------------------------------------
            Risks              Degree to which the Portfolios are subject to this
                                                    risk and
                                        How we strive to manage the risk
------------------------------ ----------------- --------------- ------------------
                               The Aggressive    The Moderate     For the
                               Allocation        Allocation       Conservative
                               Portfolio will    Portfolio will   Allocation
                               generally have    generally have   Portfolio, this
                               moderate          moderate         is a
                               exposure to       exposure to      significant
                               this risk due     this risk.       risk due to its
                               to its lesser     Though it will   substantial
                               emphasis on       have a           allocation to
                               fixed-income      fixed-income     fixed-income
                               funds and         allocation and   funds and
                               securities.       holdings of      securities.
                               Though it will    small
                               have holdings     companies,
                               of small          these may be
                               companies,        balanced by
                               these may be      equity
                               balanced by       holdings of
                               equity holdings   larger
                               of larger         companies.
                               companies.

------------------------------ ----------------------------------------------------
Credit risk is the risk that   Each of the Delaware Investments(R) Funds investing
a bond's issuer might be       primarily in fixed-income securities is subject to
unable to make timely          some degree of credit risk. This is less
payments of interest and       substantial for high-quality, government-oriented
principal.                     funds and more significant for funds that invest
                               in lower quality bonds.
Investing in so-called
"junk" or "high yield" bonds
entails greater risk of
principal loss than the risk
involved in investment-grade
bonds.
                               ----------------- ---------------- -----------------
                               For the           For the          For the
                               Aggressive        Moderate         Conservative
                               Allocation        Allocation       Allocation
                               Portfolio, this   Portfolio,       Portfolio, this
                               is a less         this is a        may be a
                               significant       moderate risk.   significant
                               risk due to its   Though it        risk because
                               reduced           probably will    the Portfolio
                               emphasis on       invest in high   may have a
                               fixed-income      yield bond       substantial
                               securities.       funds, these     allocation to
                                                 holdings may     high yield bond
                                                 be balanced by   funds.
                                                 an allocation
                                                 to U.S. Equity
                                                 funds or
                                                 higher-quality
                                                 bond funds.
------------------------------ ----------------- ---------------- -----------------

                                       19

How we manage the Portfolios (continued)

------------------------------ ----------------------------------------------------
            Risks              Degree to which the Portfolios are subject to this
                                                    risk and
                                        How we strive to manage the risk
------------------------------ ----------------- --------------- ------------------
Prepayment risk is the risk    Prepayment risk can be a significant risk to
that the principal on a bond   Fixed-Income funds that have a large percentage of
that is held by a fund will    holdings in mortgage securities.  In order to
be prepaid prior to maturity   manage this risk, when we think interest rates are
at a time when interest        low, or that rates will be declining, Managers of
rates are lower than what      these funds typically look for mortgage securities
that bond was paying. A fund   that they believe are less likely to be prepaid.
would then have to reinvest    The Portfolios will be more or less subject to
that money at a lower          this risk depending on how much they have
interest rate.                 allocated to Delaware Investments(R) Funds that hold
                               a large percentage of mortgage securities.

                               For the           For the          For the
                               Aggressive        Moderate         Conservative
                               Allocation        Allocation       Allocation
                               Portfolio there   Portfolio        Portfolio, this
                               is low exposure   there is         could be a
                               to this risk      relatively low   significant
                               due to a          exposure to      risk due to its
                               reduced           this risk, due   greater focus
                               emphasis on the   to its           on the
                               fixed-income      balanced         fixed-income
                               asset class.      approach and     asset class.
                                                 allocation to
                                                 equity
                                                 securities.

------------------------------ ----------------------------------------------------
Futures and options risk is    Each of the Portfolios and many of the Delaware
the possibility that a fund    Investments(R) Funds may use options and futures for
may experience a loss if it    defensive purposes, such as to protect gains in
employs an options or          the portfolio without actually selling a security,
futures strategy related to    or to gain exposure to a particular market segment
a security or a market index   without purchasing individual securities in the
and that security or index     segment.
moves in the opposite
direction from what the
Manager anticipated.
Futures and options also
involve additional expenses,
which could reduce any
benefit or increase any loss
that the fund gains from
using the strategy.

------------------------------ ----------------------------------------------------
Foreign risk is the risk       Many of the Delaware Investments(R) Funds invest
that foreign securities may    some or all of their assets in foreign
be adversely affected by       securities.  Though each of the Portfolios may
political instability,         invest in international funds or international
changes in currency exchange   securities, they only may invest a limited portion
rates, inefficient markets,    of their net assets in international funds as
foreign economic conditions,   described below.  Holding both international and
lack of information or         domestic securities in a well-allocated portfolio
inadequate regulatory and      may actually help to reduce overall portfolio risk
accounting standards.          since these types of securities may experience
                               different performance cycles.
------------------------------ ----------------------------------------------------

                                       20

------------------------------ ----------------------------------------------------
            Risks              Degree to which the Portfolios are subject to this
                                                    risk and
                                        How we strive to manage the risk
------------------------------ ----------------- --------------- ------------------
 Foreign risk (continued)      The Aggressive    The Moderate     The
                               Allocation        Allocation       Conservative
                               Portfolio has     Portfolio has    Allocation
                               moderate          moderate         Portfolio has
                               exposure to       exposure to      low exposure to
                               this risk,        this risk,       this risk
                               since             since            because
                               international     international    international
                               holdings may      holdings may     holdings are
                               range from 10%    range from 5%    limited to 10%
                               to 30% of net     to 20% of net    of net assets.
                               assets.           assets.

------------------------------ ----------------- ---------------- -----------------
Emerging markets risk is the   Several of the International Equity funds are
possibility that the risks     subject to this risk. These funds carefully select
associated with                securities within emerging markets and strive to
international investing will   consider all relevant risks associated with an
be greater in emerging         individual company. When deciding how much to
markets than in more           allocate to these funds, the Portfolios' Manager
developed foreign markets      will consider whether the potential rewards of
because, among other things,   investing in these funds outweigh the potential
emerging markets may have      risks.
less stable political and
economic environments.

                               The Aggressive    The Moderate     The
                               Allocation        Allocation       Conservative
                               Portfolio has     Portfolio has    Allocation
                               moderate          moderate         Portfolio has
                               exposure to       exposure to      low exposure to
                               this risk,        this risk,       this risk
                               since             since            because
                               international     international    international
                               holdings may      holdings may     holdings are
                               range from 10%    range from 5%    limited to 10%
                               to 30% of net     to 20% of net    of net assets.
                               assets.           assets.
------------------------------ ----------------- ---------------- -----------------

                                       21

How we manage the Portfolios (continued)

------------------------------ ----------------------------------------------------
            Risks              Degree to which the Portfolios are subject to this
                                                    risk and
                                        How we strive to manage the risk
------------------------------ ----------------- --------------- ------------------
Currency risk is the risk      Each of the International Equity funds is subject
that the value of a fund's     to this risk and may try to hedge currency risk by
investments may be             purchasing foreign currency exchange contracts.
negatively affected by         By agreeing to purchase or sell foreign securities
changes in foreign currency    at a pre-set price on a future date, the
exchange rates.  Adverse       International Equity funds strive to protect the
changes in exchange rates      value of the securities they own from future
may reduce or eliminate any    changes in currency rates.  The International
gains produced by              Equity funds will use forward currency exchange
investments that are           contracts only for defensive measures, not to
denominated in foreign         enhance portfolio returns.  However, there is no
currencies and may increase    assurance that a strategy such as this will be
any losses.                    successful.

                               ----------------- ---------------- -----------------
                               The Aggressive    The Moderate     The
                               Allocation        Allocation       Conservative
                               Portfolio has     Portfolio has    Allocation
                               moderate          moderate         Portfolio has
                               exposure to       exposure to      minimal
                               this risk,        this risk,       exposure to
                               since             since            this risk
                               international     international    because
                               holdings may      holdings may     international
                               range from 10%    range from 5%    holdings are
                               to 30% of net     to 20% of net    limited to 10%
                               assets.           assets.          of net assets.

------------------------------ ----------------------------------------------------
Non-diversified risk:          Each of the Portfolios, as well as several of the
Non-diversified funds have     Delaware Investments(R) Funds they may hold, are
the flexibility to invest as   non-diversified funds subject to this risk.
much as 50% of their assets    Nevertheless, we typically hold shares of at least
in as few as two issuers,      four different Delaware Investments(R) Funds, which
provided no single issuer      in turn hold a number of securities representing a
accounts for more than 25%     variety of different issuers or industry sectors.
of the portfolio.  The         Though we are technically subject to
remaining 50% of the           non-diversified risk, we do not believe it will
portfolio must be              have a substantial impact on the Portfolios.
diversified so that no more
than 5% of a fund's assets
is invested in the
securities of a single
issuer. When a fund invests
its assets in fewer issuers,
the value of fund shares may
increase or decrease more
rapidly than if the fund
were fully diversified.

------------------------------ ----------------------------------------------------
Liquidity risk is the          Each of the Portfolios' exposure to illiquid
possibility that securities    securities is limited to 15% of net assets.  For
cannot be readily sold         each of the Delaware Investments(R) Funds, exposure
within seven days at           to illiquid securities is limited to 10% or 15% of
approximately the price that   net assets.
a fund has valued them.
------------------------------ ----------------------------------------------------

Disclosure of portfolio holdings information
A description of the  Portfolios'  policies and  procedures  with respect to the
disclosure  of  the  Portfolios'   securities   holdings  is  available  in  the
Portfolios' SAI.

                                       22

Who manages the Portfolios

Investment manager
The  Portfolios  are managed by Delaware  Management  Company (the  Manager),  a series of Delaware Management Business Trust, which is an indirect subsidiary of
Delaware Management  Holdings,  Inc. The Manager manages each Portfolio's assets by allocating a Portfolio's assets among the Delaware  Investments(R) Funds. The management  services  include  monitoring the Delaware  Investments(R)  Funds in order to determine  whether they are investing  their assets in a manner that is consistent  with the asset classes  targeted for  investment by each  Portfolio.
Delaware  Management  Company also oversees the Portfolios' direct investment in
securities,   manages  the  Portfolios'  business  affairs  and  provides  daily administrative  services.  For its services to the  Portfolios,  the Manager was paid no fees for the last fiscal  year for the  Delaware  Aggressive  Allocation
Portfolio,  Delaware  Moderate  Allocation  Portfolio and Delaware  Conservative
Allocation Portfolio, respectively, due to expense limitations in effect for the
Portfolios.

A discussion of the basis for the Board of Trustees' approval of the Portfolios'
investment  advisory  contract is available in the Portfolios'  annual report to shareholders for the period ended September 30, 2006.

Portfolio managers
Patrick P. Coyne assumed primary responsibility for making day-to-day investment decisions for the Portfolios on May 7, 2004.  When making  investment  decisions for each  Portfolio,  Mr. Coyne  regularly  consults with  Christopher S. Adams,
Francis X. Morris, Michael S. Morris and Donald G. Padilla.

Patrick P. Coyne President - Delaware Management Holdings, Inc.
Mr.  Coyne  is  president  of  Delaware  Management  Holdings,   Inc.  (Delaware
Investments).   He  also  serves  as  the  managing  director,  head  of  equity investments,  and leads the investment team  overseeing the Delaware  Foundation
Funds,  asset  allocation  funds  sponsored by Delaware  Investments and Lincoln
Financial  Group.  Mr.  Coyne  joined  Delaware  Investments  in 1989,  where he initially co-managed  portfolios and traded securities for the company's nuclear decommissioning  trust clients.  He led the firm's  municipal and  tax-efficient fixed income  investments  teams from 1996 to 2004,  and in January 2003, he was appointed managing director and co-head of the fixed income department.

Mr.  Coyne  began his career with  Kidder  Peabody,  where he managed the firm's
Philadelphia  trading desk. He has lectured on securities  trading and portfolio management at the Philadelphia  Bond Club, and he is a corporate  trustee of the
Philadelphia  Museum of Art.  Mr.  Coyne  graduated  with  honors  from  Harvard
University  with a bachelor's  degree in European  history and classics,  and he earned an MBA with a  concentration  in finance  from The Wharton  School of the
University of Pennsylvania.

Christopher S. Adams, CFA Vice President, Portfolio Manager, Senior Equity Analyst
Mr. Adams,  who joined Delaware  Investments in 1995, is a portfolio  manager on the firm's Core Equity team. He also  performs  analysis and research to support the portfolio  management  function.  From 1995 to 1998, he served as the firm's vice president,  strategic planning. Prior to joining Delaware Investments,  Mr.
Adams  had  approximately  10  years of  experience  in the  financial  services industry in the U.S. and U.K.,  including positions with Coopers & Lybrand,  The
Sumitomo Bank, Bank of America, and Lloyds Bank. Mr. Adams holds both bachelor's and master's degrees in history and economics from Oxford  University,  England, and  received  an MBA with dual  concentrations  in finance  and  insurance/risk management from The Wharton School of the University of Pennsylvania.  Mr. Adams
is a director and past president of the CFA Society of Philadelphia.

Francis X. Morris Senior Vice President, Chief Investment Officer - Core Equity
Mr.  Morris  joined  Delaware  Investments  in 1997 and is  currently  the chief investment officer for Core Equity  investments.  Prior to joining the firm, Mr.
Morris  served as vice  president  and director of equity  research at PNC Asset
Management. He received a bachelor's degree from Providence College and holds an
MBA from Widener  University.  Mr. Morris is a past president of the CFA Society of  Philadelphia  and is a member of the CFA  Institute.  In  addition,  he is a former officer of the National Association of Petroleum Investment Analysts.

Michael S. Morris, CFA Vice President, Portfolio Manager, Senior Equity Analyst
Mr. Morris,  who joined Delaware  Investments in 1999, is a portfolio manager on the firm's Core Equity team. He also  performs  analysis and research to support the  portfolio  management  function.  Prior to joining the firm, he worked as a senior equity analyst at Newbold's Asset Management,  covering financial stocks.
Mr. Morris began his investment  career in 1993 at Ohio Casualty.  He earned his bachelor's  degree  in  finance  from  Indiana  University  and  an  MBA  with a
concentration   in  finance  from  The  Wharton  School  of  the  University  of
Pennsylvania. He is a member of the Bank and Financial Analysts Association.

                                       23

How we manage the Portfolios (continued)

Portfolio managers (continued)

Donald G. Padilla, CFA Vice President, Portfolio Manager, Senior Equity Analyst
Mr. Padilla joined Delaware Investments in 1994 and is a member of the portfolio construction group within the firm's Core Equity team. He also performs analysis and research to support the portfolio  management  function.  Mr. Padilla joined
Delaware Investments as an assistant controller in the firm's treasury function, responsible  for  managing  corporate  cash  investments,  developing  financial models,  and  overseeing  the  financial  operations  of the Lincoln Life 401(k)
annuities  segment.  Prior to  joining  Delaware  Investments,  he held  various positions at The  Vanguard  Group.  Mr.  Padilla  holds a  bachelor's  degree in accounting  from  Lehigh  University,  and he is a member of the CFA  Society of
Philadelphia.

The SAI for the Portfolios provides additional  information about each portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Portfolios.

Manager of managers structure
The  Portfolios  and the  Manager  have  received  an  exemptive  order from the
Securities and Exchange  Commission (SEC) to operate under a manager of managers structure that permits the Manager,  with the approval of the Board of Trustees, to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially  amend  and  terminate  sub-advisory  agreements  on  behalf  of  the
Portfolios  without  shareholder  approval (the Manager of Managers  Structure).
Under the Manager of Manager Structure, the Manager has ultimate responsibility, subject to oversight by the  Portfolios'  Board,  for overseeing the Portfolios'
sub-advisors  and  recommending  to  the  Board  their  hiring,  termination  or replacement.  The SEC order does not apply to any sub-advisor that is affiliated with the Portfolios or the Manager.  While the Manager does not currently expect to use the Manager of Managers  Structure  with respect to the  Portfolios,  the
Manager may, in the future, recommend to the Portfolios' Board the establishment of the Manager of Managers  Structure by recommending  the hiring of one or more sub-advisors to manage all or a portion of the Portfolios' portfolio.

The Manager of Managers Structure enables the Portfolios to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall  management  and advisory fees payable by the Portfolios without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who's who?

This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments(R) Funds.

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                  The Portfolios                    Brooklyn, NY 11245

                                   Distributor                             Service agent
                                   Delaware Distributors, L.P.             Delaware Service Company, Inc.
                                   2005 Market Street                      2005 Market Street
                                   Philadelphia, PA 19103-7094             Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
Portfolio managers
(see page 23 for details)
                                                         Financial Advisors

                                                            Shareholders

Board of Trustees   A mutual fund is governed by a board of  trustees, which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's investment manager and distributor.  However,  the Portfolios rely on certain  exemptive rules adopted by the SEC that require their Board of Trustees to be comprised of a majority of such independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian    Mutual funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor    Most mutual funds  continuously  offer new  shares to the  public through  distributors  who are  regulated as  broker-dealers  and are subject to
National  Association of Securities Dealers,  Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler    Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily  responsible  for  promoting  the  sale of  Portfolio  shares  through broker/dealers, financial advisors and other financial intermediaries.

Service agent    Mutual fund companies employ service agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are compensated for their services,  generally through  sales  commissions,  12b-1 fees and/or  service fees  deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       25

About your account

Investing in the Portfolios
You can choose from a number of share  classes  for a  Portfolio.  Because  each share  class has a  different  combination  of sales  charges,  fees,  and other features,  you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may qualify for other  reductions  in sales  charges and under  certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30% of average daily net assets  (currently  limited to 0.25%),  which is lower  than the  12b-1 fee for  Class B,  Class C and  Class R shares.  See
     "Dealer compensation" below for further information.

o    Class A shares  generally are not subject to a CDSC,  except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges

The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested rounded to the nearest hundredth. The actual percentage will vary on the amount invested,  rounding and the then-current NAV. Similarly,  the actual sales charge as a percentage  of offering  price may be different  due to the amount invested,  rounding and the  then-current  offering may be greater or lesser than the percentage shown.

-------------------------------------- --------------------- ---------------------
                                                              Sales charge as %
                                        Sales charge as %       of net amount
         Amount of purchase             of offering price          invested
-------------------------------------- --------------------- ---------------------
           Less than $49,999                   5.75%                 6.10%
----------------------------------------------------------------------------------
       $50,000 but under $99,999               4.75%                 4.99%
----------------------------------------------------------------------------------
      $100,000 but under $249,999              3.75%                 3.90%
----------------------------------------------------------------------------------
      $250,000 but under $499,999              2.50%                 2.56%
----------------------------------------------------------------------------------
      $500,000 but under $999,999              2.00%                 2.04%
-------------------------------------- --------------------- ---------------------
         $1 million or more             None (Limited CDSC    None (Limited CDSC
                                           may apply)*           may apply)*
----------------------------------------------------------------------------------

* There is no front-end sales charge when you purchase $1 million or more of
Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00%
if you redeem these shares within the first year and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies.  The
Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time of purchase of the Class A shares being redeemed or (2) the NAV of such Class A shares at the time of redemption.  For purposes of this formula, the "NAV at the time of purchase"
will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments(R) Fund and,in the event of an exchange of Class A shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the dealer commission that is paid.
----------------------------------------------------------------------------------

                                       26

CLASS B
o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase is invested in a  Portfolio.  However,  you will pay a CDSC if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares  will be  subject to a CDSC of 4.00%.  The CDSC is 3.25%  during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

o    In determining  whether the CDSC applies to a redemption of Class B Shares, it will be assumed  that shares  held for more than six years are  redeemed first, followed by shares acquired through the reinvestment of dividends or distributions,  and  finally by shares  held  longest  during the  six-year period. For further  information on how the CDSC is determined,  please see
     "Calculation  of contingent  deferred  sales charges - Class B and Class C"
     below.

o    Under certain  circumstances the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to an annual 12b-1 fee no greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher  12b-1 fee,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a  12b-1  fee of no  more  than  0.30%
     (currently limited to 0.25%).  Conversion may occur as late as three months after the  eighth  anniversary  of  purchase,  during  which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C
o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase is invested in a Portfolio.  However, you will pay a CDSC of 1.00%
     if you redeem your shares within 12 months after you buy them.

o    In determining  whether the CDSC applies to a redemption of Class C shares, it will be assumed  that shares  held for more than 12 months are  redeemed first followed by shares acquired  through the reinvestment of dividends or distributions,  and  finally  by shares  held for 12  months  or less.  For further information on how the CDSC is determined,  please see "Calculation of contingent deferred sales charges - Class B and Class C" below.

o    Under certain  circumstances the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher  12b-1 fee,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

                                       27

About your account (continued)

Class R

o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase is invested  in a  Portfolio.  Class R shares are not subject to a
     CDSC.

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently  limited to 0.50%) of average  daily net assets,  which is lower than the 12b-1 fee for Class B and Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any  dividends  paid on these  shares are lower than  dividends  on Class A shares.

o    Unlike  Class B shares,  Class R shares do not  automatically  convert into another class.

o    Class  R  shares   generally  are  available  only  to  (i)  qualified  and
     non-qualified plans covering multiple employees (including 401(k),  401(a),
     457 and non-custodial 403(b) plans, as well as other non-qualified deferred compensation  plans)  with assets of $10 million or less at the time shares are  considered  for purchase;  and (ii) IRA rollovers from plans that were previously maintained on Delaware Investments(R)' retirement record keeping system that are offering  Class R shares to  participants.  Except as noted
     above, no other IRAs are eligible for Class R shares (e.g., no SIMPLE IRAs,
     SEP-IRAs,  SAR--IRAs,  Roth IRAs,  etc.).  For purposes of determining plan asset levels,  affiliated  plans may be combined at the request of the plan sponsor.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class of the Portfolios has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Portfolio's  assets on an ongoing basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
CDSCs are charged as a percentage of the dollar amount  subject to the CDSC. The charge will be assessed on an amount  equal to the lesser of the NAV at the time of purchase of the shares being  redeemed or the NAV of those shares at the time of  redemption.  No CDSC will be imposed on  increases  in NAV above the initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "NAV at the time of purchase"  will be the NAV at purchase of Class B Shares or Class C Shares of a  Portfolio,  even if those  shares  are later exchanged for shares of another Delaware Investments(R)Fund.  In the event of an exchange of the shares, the "NAV of such shares at the time of redemption"
will be the NAV of the shares that were acquired in the exchange.

                                       28

Dealer compensation

Your  financial  advisor that sells you shares of the Portfolios may be eligible to receive the  following  amounts as  compensation  for your  investment in the
Portfolios.  These amounts are paid by the Distributor to the securities  dealer with whom your financial advisor is associated.

--------------------------- ------------ ------------- -------------- ---------------
                              Class A*     Class B**     Class C***     Class R****
--------------------------- ------------ ------------- -------------- ---------------
Commission (%)                   -           4.00%          1.00%            -
--------------------------- ------------ ------------- -------------- ---------------
Investment up to $49,999       5.00%           -              -              -
--------------------------- ------------ ------------- -------------- ---------------
$50,000 - $99,999              4.00%           -              -              -
--------------------------- ------------ ------------- -------------- ---------------
$100,000 - $249,999            3.00%           -              -              -
--------------------------- ------------ ------------- -------------- ---------------
$250,000 - $499,999            2.00%           -              -              -
--------------------------- ------------ ------------- -------------- ---------------
$500,000 - $999,999            1.60%           -              -              -
--------------------------- ------------ ------------- -------------- ---------------
$1,000,000 - $4,999,999        1.00%           -              -              -
--------------------------- ------------ ------------- -------------- ---------------
$5,000,000 - $24,999,999       0.50%           -              -              -
--------------------------- ------------ ------------- -------------- ---------------
$25,000,000 +                  0.25%           -              -              -
--------------------------- ------------ ------------- -------------- ---------------
12b-1 Fee to Dealer            0.30%         0.25%          1.00%          0.60%
--------------------------- ------------ ------------- -------------- ---------------

*    On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares;  however,  the  Distributor has contracted to limit this amount to 0.25% through January 31, 2008.

**   On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to receive a service  fee of up to 0.25% from the date of  purchase.  After approximately eight years, Class B shares automatically  convert into Class
     A shares and  dealers  may then be  eligible to receive the 0.30% 12b-1 fee applicable to Class A.

***  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

**** On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted  to limit this amount to 0.50%  through  January 31, 2008.  Your securities  dealer may be  eligible  to receive a 12b-1 of up to 0.60% from the date of purchase, although this rate is currently 0.50%.

Payments to intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Portfolios)  to certain  affiliated or  unaffiliated  brokers,  dealers or other financial intermediaries (Financial  Intermediaries) in connection with the sale or retention of fund shares and/or shareholder  servicing,  including  providing the  Portfolios  with  "shelf  space"  or a higher  profile  with the  Financial
Intermediary's   consultants,   sales   persons  and   customers   (distribution
assistance).  The level of payments made to a qualifying Financial  Intermediary in any given year will vary.  To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates  to  pay  other  promotional  incentives  or  payments  to  Financial
Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over the other  investment  options.  In addition,  depending on the  arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Portfolios' shares.

For more information, please see the Portfolios' SAI.

                                       29

About your account (continued)

How to reduce your sales charge

We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Portfolios in order to qualify for a reduction in sales charges.  Such  information  may include your Delaware  Investments(R)fund holdings in any other account,  including retirement accounts held indirectly or through an  intermediary  and the names of qualifying  family  members and their holdings.  Class R shares have no up-front sales charge. We reserve the right to determine  whether any purchase is entitled by virtue of the  foregoing,  to the reduced initial sales charge.

----------------- ------------------- ---------------------------------------------
                                                    Share class
Program           How it works             A              B               C
----------------- ------------------- ------------- -------------------------------
Letter of         Through a                X        Although the Letter of Intent
Intent            Letter of                         and Rights of Accumulation do
                  Intent you                        not apply to the purchase of
                  agree to invest                   Class B and Class C shares,
                  a certain                         you can combine your purchase
                  amount in                         of Class A shares with your
                  Delaware                          purchase of Class B and Class
                  Investments(R)                    C shares to fulfill your
                  Funds (except                     Letter of Intent or qualify
                  money market                      for Rights of Accumulation.
                  funds with no
                  sales charge)
                  over a 13-month
                  period to
                  qualify for
                  reduced
                  front-end sales
                  charges.
----------------- ------------------- -------------
Rights of         You can combine          X
Accumulation      your holdings
                  or purchases of
                  all Delaware
                  Investments(R)
                  Funds (except
                  money market
                  funds with no
                  sales charge),
                  as well as the
                  holdings and
                  purchases of
                  your spouse and
                  children under
                  21 to qualify
                  for reduced
                  front-end sales
                  charges.
----------------- ------------------- ------------- --------------- ---------------
Reinvestment      Up to 12 months     For Class     For Class       Not
of Redeemed       after you           A, you        B, your         available.
Shares            redeem shares,      will not      account
                  you can             have to       will be
                  reinvest the        pay an        credited
                  proceeds            additional    with the
                  without paying      front-end     CDSC you
                  a sales charge,     sales         previously
                  as noted to the     charge.       paid on the
                  right.                            amount you
                                                    are
                                                    reinvesting.
                                                    Your
                                                    schedule
                                                    for CDSCs
                                                    and
                                                    conversion
                                                    to Class A
                                                    will not
                                                    start over
                                                    again; it
                                                    will pick
                                                    up from the
                                                    point at
                                                    which you
                                                    redeemed
                                                    your shares.
----------------- ------------------- ------------- -------------------------------
SIMPLE IRA,       These                    X        There is no reduction in
SEP/IRA,          investment                        sales charges for Class B or
SAR/SEP,          plans may                         Class C shares for group
Prototype         qualify for                       purchases by retirement plans.
Profit            reduced sales
Sharing,          charges by
Pension,          combining the
401(k),           purchases of
SIMPLE            all members of
401(k),           the group.
403(b)(7),        Members of
and 457           these groups
Retirement        may also
Plans             qualify to
                  purchase shares
                  without a
                  front-end sales
                  charge and a
                  waiver of any
                  CSDCs.
----------------- ------------------- ------------- -------------------------------

                                       30

Buying Class A Shares at Net Asset Value

Class A Shares of a  Portfolio  may be  purchased  at NAV  under  the  following circumstances,  provided  that you notify a Portfolio  in advance that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware  Investments(R)Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the Exchange  Privilege  and the
     12-Month Reinvestment Privilege.

o    Purchases  by (i)  current  and  former  officers,  Trustees/Directors  and employees  of any  Delaware  Investments(R)Fund,  the Manager or any of its
     current affiliates and those that may in the future be created;  (ii) legal
     counsel  to  the  Delaware   Investments(R)  Funds;  and  (iii)  registered
     representatives  and  employees  of  broker/dealers  who have  entered into
     Dealer's  Agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at NAV.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Portfolio at NAV.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R) Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of its affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment advisors if such broker, dealer or advisors have entered into an agreement with the Distributor  providing  specifically for the purchase of
     Class A Shares in connection with special investment products, such as wrap accounts or similar fee-based programs. Investors may be charged a fee when effecting  transactions  in Class A Shares  through a broker or agent  that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers  if they  are  not  eligible  to  purchase  shares  of the
     Institutional Class of a Portfolio.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan  repayments  made to a  Portfolio  account  in  connection  with loans originated from accounts previously maintained by another investment firm.

                                       31

About your account (continued)

Waivers of contingent deferred sales charges

------------------------------------------- ------------ ----------- -------------
                                                         Share Class
                 Category                       A*            B           C
------------------------------------------- ------------ ----------- -------------
Redemptions in accordance with a                 X           X            X
Systematic Withdrawal Plan, provided the
annual amount selected to be withdrawn
under the Plan does not exceed 12% of the
value of the account on the date that the
Systematic Withdrawal Plan was
established or modified.
------------------------------------------- ------------ ----------- -------------
Redemptions that result from a                   X           X            X
Portfolio's right to liquidate a
shareholder's account if the aggregate
NAV of the shares held in the account is
less than the then-effective minimum
account size.
------------------------------------------- ------------ ----------- -------------
Distributions to participants or                 X           Not          Not
beneficiaries from a retirement plan                      available.   available.
qualified under section 401(a) of the
Internal Revenue Code of 1986, as amended
(the Code).
------------------------------------------- ------------ ----------- -------------
Redemptions pursuant to the direction of         X           Not          Not
a participant or beneficiary of a                         available.   available.
retirement plan qualified under section
401(a) of the Code with respect to that
retirement plan.
------------------------------------------- ------------ ----------- -------------
Periodic distributions from an individual        X           X            X
retirement account (i.e., IRA, ROTH IRA,
EDUCATION OR COVERDELL IRA, SIMPLE IRA,
SAR/SEP or SEP/IRA) or a qualified plan**
(403(b)(7) plan, 457 Deferred
Compensation Plan, Profit Sharing Plan,
Money Purchase Plan or 401(k) Defined
Contribution Plan) not subject to a
penalty under Section 72(t)(2)(A) of the
Code or a hardship or unforeseen
emergency provision in the qualified plan
as described in Treas. Reg.§
1.401(k)-1(d)(2) and Section 457(d)(3) of
the Code.
------------------------------------------- ------------ ----------- -------------
Returns of Excess Contributions due to           X           X            X
any regulatory limit from an individual
retirement account (i.e., IRA, ROTH IRA,
EDUCATION OR COVERDELL IRA, SIMPLE IRA,
SAR/SEP or SEP/IRA) or a qualified plan
(403(b)(7) plan, 457 Deferred
Compensation Plan, Profit Sharing Plan,
Money Purchase Plan or 401(k) Defined
Contribution Plan).
------------------------------------------- ------------ ----------- -------------
Distributions by other employee benefit          X           Not          Not
plans to pay benefits                                     available.   available.
------------------------------------------- ------------ ----------- -------------
Systematic withdrawals from a retirement         X           X            X
account or qualified plan that are not
subject to a penalty pursuant to Section
72(t)(2)(A) of the Code or a hardship or
unforeseen emergency provision in the
qualified plan** as described in Treas.
Reg.§1.401(k)-1(d)(2) and Section
457(d)(3) of the Code.  The systematic
withdrawal may be pursuant to Delaware
Investments(R) Funds' Systematic Withdrawal
Plan or a systematic withdrawal permitted
by the Code.
------------------------------------------- ------------ ----------- -------------
Distributions from an account of a               X           X            X
redemption resulting from the death or
disability (as defined in Section
72(t)(2)(A) of the Code) of a registered
owner or a registered joint owner
occurring after the purchase of the
shares being redeemed.  In the case of
accounts established under the Uniform
Gifts to Minors or Uniform Transfers to
Minors Act or trust accounts, the waiver
applies upon the death of all beneficial
owners.
------------------------------------------- ------------ ----------- -------------
Redemptions by certain legacy retirement         X           Not           X
assets that meet the requirements set                     available.
forth in the SAI.
------------------------------------------- ------------ ----------- -------------

                                       32

------------------------------------------- ------------ ----------- -------------
                                                         Share Class
                 Category                       A*            B           C
------------------------------------------- ------------ ----------- -------------
Redemptions by the classes of                    X           Not          Not
shareholders who are permitted to                         available.   available.
purchase shares at NAV, regardless of the
size of the purchase.  See "Buying Class
A shares at net asset value" above.
------------------------------------------- ------------ ----------- -------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any  applicable  CDSC or Limited CDSC,  unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain any records that substantiate these costs because the Portfolios, their transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments(R)' Web site at www.delawareinvestments.com.  Additional information on sales charges can be found in the SAI, which is available upon request.

                                       33

About your account (continued)

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the
Portfolio  and class of shares you wish to  purchase,  to Delaware  Investments,
P.O.  Box  219656,  Kansas  City,  MO  64121-9656.  If you are making an initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange
You  can  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You can purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100. The minimum purchase is $250 and you can make additional investments of
$25 or more if you are buying  shares in an IRA or Roth IRA,  under the  Uniform
Gifts to Minors  Act or the  Uniform  Transfers  to Minors  Act,  or  through an
Automatic Investing Plan, The minimum purchase for a Coverdell Education Savings
Account  (formerly,  an Education IRA) is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

                                       34

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a
Portfolio's NAV. If your order is received after the close of regular trading on the NYSE,  you will pay the next business day's price. A business day is any day that the NYSE is open for  business  (Business  Day).  We  reserve  the right to reject any purchase order.

We  determine  the NAV per share for each class of a  Portfolio  at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of a Portfolio is calculated by subtracting  the liabilities of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When a Portfolio uses fair value  pricing,  it may take into account any factors
it  deems  appropriate.   A  Portfolio  may  determine  fair  value  based  upon
developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S.  sector or broader stock market  indices.  The price of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective  judgments and it is possible that the fair value  determined  for a security is  materially  different  than the value that could be realized upon the sale of that security.

To the extent a portion of a  Portfolio's  assets are  invested in other  mutual funds, a Portfolio's  NAV is calculated  based upon the NAVs of the mutual funds in which a Portfolio  invests.  The  prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effect of using fair value pricing.

The  Portfolios  anticipate  using fair value pricing for  securities  primarily traded on U.S.  exchanges  only under very  limited  circumstances,  such as the early  closing of the  exchange on which a security is traded or  suspension  of trading  in the  security.  The  Portfolios  may use  fair  value  pricing  more frequently for securities  primarily traded in non-U.S.  markets because,  among other things,  most foreign markets close well before the Portfolios value their securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that significant  events,  including broad market moves, may have occurred in the interim. To account for this, the Portfolios may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject  to  the  Board's   oversight,   the  Portfolios'  Board  has  delegated
responsibility for valuing each Portfolio's assets to a Pricing Committee of the
Manager, which operates under the policies and procedures approved by the Board, as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings Account,  shares in the Portfolios may be suitable for group  retirement  plans. You may establish your IRA account even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how shares in the  Portfolios can play an important role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor or call 800 523-1918.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another member of your household,  we send your household one copy of the Fund's prospectus and annual and semiannual  reports to that address  unless you opt  otherwise.  This will help us reduce  the  printing  and  mailing  expenses  associated  with the
Portfolios. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials.  If you wish to receive individual  materials,  please call our Shareholder  Service
Center at 800 523-1918 or your  financial  advisor.  We will begin  sending your individual copies of these documents 30 days after receiving your request.

                                       35

About your account (continued)

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to a Portfolio). Your financial advisor may charge a separate fee for this service.

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By mail
You can redeem your shares (sell them back to the  Portfolio) by mail by writing to:  Delaware  Investments,  P.O. Box 219656,  Kansas City, MO  64121-9656.  All
owners  of the  account  must sign the  request.  For  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8990. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

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By telephone
You can redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You can redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You can redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       36

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we (or an  authorized  agent)  receive the  request  before the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular  trading on the NYSE,  you will  receive the NAV next determined on the next Business Day. We will deduct any  applicable  CSDCs.  You may also have to pay taxes on the  proceeds  from your sale of  shares.  We will send you a check,  normally the next  Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check,  we will wait until your  check has  cleared,  which can take up to 15 days, before we send your redemption proceeds.

If you are  required  to pay a CDSC when you  redeem  your  shares,  the  amount subject to the fee will be based on the shares' NAV when you  purchased  them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any  increase in the value of your  shares.  You also will not pay the charge on any  shares  acquired  by  reinvesting  dividends  or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a CDSC at the time of the  exchange.  If you later redeem those  shares, the  purchase  price for purposes of the CDSC formula will be the price you paid for the  original  shares,  not the exchange  price.  The  redemption  price for purposes  of  this  formula  will  be the NAV of the  shares  you  are  actually redeeming.

Account minimums
If you redeem shares and your account  balance falls below the required  account minimum of $1,000  ($250 for IRAs,  Roth IRAs,  Uniform  Gifts to Minors Act and
Uniform  Transfers to Minors Act accounts or accounts with  automatic  investing plans,  $500  for  Coverdell  Education  Savings  Accounts)  for  three  or more consecutive  months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the  required  time,  you will be  charged  a $9 fee for that  quarter  and each quarter  after that until your  account  reaches  the minimum  balance.  If your account  does not reach the  minimum  balance,  your  Portfolio  may redeem your account after 60 days' written notice to you.

                                       37

About your account (continued)

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery  you can receive  your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements, shareholder reports and other fund materials online, in a secure environment at any time, from anywhere.

Online Account Access
Account access is a password  protected  area of the Delaware  Investments(R)Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R) Fund.  The  shares  that  you   purchase   through  the  Dividend
Reinvestment  Plan are not  subject to a  front-end  sales  charge or to a CDSC.
Under most  circumstances,  you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another  Delaware  Investments(R)Fund  without paying a front-end sales charge or a CDSC at the time of the exchange.  However,  if you exchange  shares from a money  market  fund  that does not have a sales  charge  you will pay any applicable sales charge on your new shares.  When exchanging Class B and Class C shares of one fund for the same class of shares in other funds,  your new shares will be subject to the same CDSC as the shares  you  originally  purchased.  The holding  period for the CDSC will also remain the same,  with the amount of time you held your original  shares being credited  toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the  fund's  Prospectus  and read it  carefully  before  buying shares  through an  exchange.  We may refuse the  purchase  side of any exchange request,  if, in the Manager's  judgment,  a Portfolio would be unable to invest effectively  in  accordance  with its  investment  objective or would  otherwise potentially be adversely affected.

                                       38

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer  money  between  your  Portfolio  account and your  predesignated  bank account by telephone  request.  This  service is not  available  for  retirement plans.  MoneyLine  has a  minimum  transfer  of $25 and a  maximum  transfer  of
$50,000,  except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service,  you can  have $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The  applicable  limited  CDSC for Class A shares and the CDSC for Class B and C shares  redeemed via a Systematic  Withdrawal  Plan will be waived if the annual amount  withdrawn  in each year is less than 12% of the  account  balance on the date that the Plan is  established.  If the annual amount  withdrawn in any year exceeds 12% of the account  balance on the date that the  Systematic  Withdrawal
Plan is  established,  all  redemptions  under the Plan will be subjected to the applicable CDSC,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Portfolio shares
Each  Portfolio  discourages  purchases  by market  timers and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be rejected.  The  Portfolios'  Board of Trustees has adopted policies and procedures  designed to detect,  deter and prevent trading activity detrimental to the Portfolios and their shareholders, such as market timing. The
Portfolios  will  consider  anyone who follows a pattern of market timing in any
Delaware  Investments(R) Fund or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market timing has occurred,  a Portfolio  will consider short-term roundtrips to include rapid purchases and sales of Portfolio shares  through the exchange  privilege.  Each  Portfolio  reserves the right to consider other trading patterns to be market timing.

Your ability to use a Portfolio's  exchange  privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange  order.  Each Portfolio  reserves the right to restrict or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of a Portfolio's  market timing policy are not necessarily deemed accepted by a Portfolio and may be rejected by a Portfolio on the next Business Day following receipt by a Portfolio.

                                       39

About your account (continued)

Frequent trading of Portfolio shares (continued)

Redemptions  will  continue to be permitted in accordance  with the  Portfolios'
current  Prospectus.  A redemption of shares under these  circumstances could be costly to a shareholder if, for example,  the shares have declined in value, the shareholder  recently paid a front-end sales charge, the shares are subject to a
CDSC,  or the sale  results in adverse tax  consequences.  To avoid this risk, a shareholder  should  carefully  monitor the  purchases,  sales and  exchanges of
Portfolio shares and avoid frequent trading in Portfolio shares.

Each  Portfolio  reserves the right to modify this  policy,  at any time without notice, including modifications to the Portfolios' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation  of this  policy  involves  judgments  that  are  inherently  subjective  and may be selectively  applied,  we seek to  make  judgments  and  applications  that  are consistent  with the interests of the  Portfolios'  shareholders.  While we will take  actions  designed to detect and  prevent  market  timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the  Portfolios'  market timing  policy does not require the  Portfolios to take action in response to frequent  trading  activity.  If a Portfolio elects not to take any action in response  to  frequent  trading,  such  frequent  trading and market timing activity could continue.

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders  that  engage  in  rapid  purchases  and  sales or  exchanges  of a
Portfolio's  shares  dilute the value of shares held by long-term  shareholders.
Volatility  resulting  from  excessive  purchases  and  sales  or  exchanges  of
Portfolio  shares,  especially  involving  large  dollar  amounts,  may  disrupt efficient portfolio management.  In particular,  a Portfolio may have difficulty implementing its long-term  investment  strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Portfolio's shares may also force a Portfolio to sell  portfolio  securities  at  inopportune  times to raise cash to accommodate  short-term  trading  activity.  This could  adversely affect a Portfolio's  performance if, for example,  a Portfolio incurs increased brokerage costs and  realization of taxable capital gains without  attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a Portfolio's  NAV calculation may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

Transaction  monitoring  procedures Each Portfolio,  through its transfer agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Portfolio shares.  This monitoring  process involves several factors, which include  scrutinizing  transactions in Portfolio  shares for violations of the  Portfolios'  market  timing  policy  or other  patterns  of  short-term  or excessive trading. For purposes of these transaction monitoring procedures,  the
Portfolios  may  consider  trading  activity by multiple  accounts  under common ownership,  control,  or  influence  to be trading by a single  entity.  Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

                                       40

Omnibus  account  arrangements  are  common  forms  of  holding  shares  of  the
Portfolios,  particularly  among  certain  brokers/dealers  and other  financial intermediaries,  including  sponsors of retirement plans and variable  insurance products.  The Portfolios will attempt to apply their  monitoring  procedures to these omnibus accounts and to the individual  participants in such accounts.  In an effort to  discourage  market  timers in such  accounts  the  Portfolios  may consider  enforcement  against market timers at the participant level and at the omnibus  level,  up to  and  including  termination  of  the  omnibus  account's authorization to purchase Portfolio shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the  Portfolios  and their agents to detect  market timing in Portfolio shares,  there is no guarantee that a Portfolio will be able
to  identify  these  shareholders  or  curtail  their  trading   practices.   In
particular,  a Portfolio  may not be able to detect  market  timing in Portfolio shares  attributable to a particular  investor who effects purchase,  redemption and/or  exchange  activity in Portfolio  shares through  omnibus  accounts.  The difficulty  of  detecting  market  timing  may be  further  compounded  if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and Distributions. The Portfolios have each qualified to be treated as a  regulated  investment  company  under the  Code.  As a  regulated  investment company,  a  Portfolio  generally  pays no federal  income tax on the income and gains it  distributes  to you. The Portfolios  intend to make  distributions  at least  annually,  usually  in  December,  of  substantially  all  of  their  net investment  income  and  any net  realized  capital  gains.  The  amount  of any distribution will vary, and there is no guarantee a Portfolio will pay either an income dividend or a capital gains distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  to  shareholders  of record in such  month,  but paid in
January,  are  taxable  as if  they  were  paid in  December.  A  Portfolio  may reclassify income after your tax reporting  statement is mailed to you. Prior to
issuing  your   statement,   a  Portfolio  makes  every  effort  to  search  for
reclassified   income  to  reduce  the  number  of  corrected  forms  mailed  to shareholders.  However,  when  necessary,  a Portfolio will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid  "Buying  A  Dividend."  If you are a  taxable  investor  and  invest in a
Portfolio  shortly  before  the  record  date  of a  taxable  distribution,  the distribution  will lower the value of a Portfolio's  shares by the amount of the distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.  In  general,  if you  are a  taxable  investor,  Portfolio distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true  whether you  reinvest  your  distributions  in  additional
Portfolio shares or receive them in cash.

For federal income tax purposes,  Portfolio  distributions of short-term capital gains  are  taxable  to you  as  ordinary  income.  Portfolio  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders  at long-term  capital gain rates provided  certain  holding period requirements are met.

A sale or redemption of Portfolio shares is a taxable event and, accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Portfolio shares for shares of a different  Delaware  Investments(R)Fund  is the same as a sale.

By  law,  if  you  do  not  provide  a  Portfolio  with  your  proper   taxpayer
identification number and certain required certifications, you may be subject to backup  withholding on any  distributions  of income,  capital gains or proceeds from  the  sale of your  shares.  A  Portfolio  also  must  withhold  if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

Portfolio  distributions  and gains from the sale or exchange of your  Portfolio shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding at a 30% or lower treaty rate and U.S.  estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in a Portfolio.

                                       41

Financial highlights

The  financial  highlights  tables  are  intended  to help  you  understand  the
Portfolios'  financial   performance.   All  "per  share"  information  reflects
financial  results  for a single  Portfolio  share.  This  information  has been audited by Ernst & Young LLP, whose report, along with the Portfolios' financial statements,  is included in the  Portfolios'  annual report,  which is available upon request by calling 800 523-1918.

Delaware Aggressive Allocation Portfolio                                                       Class A
                                                                                            Year ended
                                                                                                  9/30
                                                  2006        2005        2004        2003        2002
-------------------------------------------- ---------- ----------- ----------- ----------- -----------
Net asset value, beginning of period           $10.080      $8.740      $7.750      $6.380      $7.310

Income (loss) from investment operations:
Net investment income(1)                         0.108       0.043       0.032       0.009       0.029
Net realized and unrealized gain (loss) on
  investments                                    0.580       1.346       0.991       1.413     (0.920)
                                               -------     -------     -------     -------    --------
Total from investment operations                 0.688       1.389       1.023       1.422     (0.891)
                                               -------     -------     -------     -------    --------

Less dividends and distributions from:
Net investment income                          (0.101)     (0.049)     (0.033)     (0.052)     (0.039)
Net realized gain on investments               (0.057)         ---         ---         ---         ---
                                               -------     -------     -------     -------    --------
Total dividends and distributions              (0.158)       0.049     (0.033)     (0.052)     (0.039)
                                               -------     -------     -------     -------    --------

Net asset value, end of period                 $10.610     $10.080      $8.740      $7.750      $6.380
                                               =======     =======     =======     =======    ========

Total return(2)                                  6.89%      15.93%      13.21%      22.40%    (12.30%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)        $36,699     $28,326     $24,491     $22,965     $13,488
Ratio of expenses to average net assets          0.80%       0.83%       0.80%       0.80%       0.80%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                1.13%       1.11%       1.67%       2.15%       2.11%
Ratio of net investment income to average
  net assets                                     1.06%       0.45%       0.38%       0.13%       0.38%
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation and expense paid indirectly         0.73%       0.17%     (0.49%)     (1.22%)     (0.93%)
Portfolio turnover                                  9%         15%         12%          5%         40%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the
     Manager and Distributor,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

(3)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized. The portfolio turnover is representative of the entire Portfolio for the year ended September 30, 2003.

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain, if any, that we pay to shareholders  would be listed under "Less  dividends  and  distributions  from - net  realized  gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and CDSCs,  and assume the shareholder has reinvested all dividends and realized gains.

                                       42

Delaware Aggressive Allocation Portfolio                                                       Class B
                                                                                            Year ended
                                                                                                  9/30
                                                  2006        2005        2004        2003        2002

Net asset value, beginning of period            $9.960      $8.660      $7.710      $6.340      $7.280

Income (loss) from investment operations:
Net investment income(1)                         0.032     (0.027)     (0.032)     (0.044)     (0.028)
Net realized and unrealized gain (loss) on
  investments                                    0.573       1.327       0.982       1.414     (0.912)
                                               -------     -------     -------     -------    --------
Total from investment operations                 0.605       1.300       0.950       1.370     (0.940)
                                               -------     -------     -------     -------    --------

Less dividends and distributions from:
Net investment income                          (0.028)         ---         ---         ---         ---
Net realized gain on investments               (0.057)         ---         ---         ---         ---
                                               -------     -------     -------     -------    --------
Total dividends and distributions              (0.085)         ---         ---         ---         ---
                                               -------     -------     -------     -------    --------

Net asset value, end of period                 $10.480      $9.960      $8.660      $7.710      $6.340
                                               =======     =======     =======     =======    ========

Total return(2)                                  6.10%      15.01%      12.32%      21.61%    (12.91%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $7,864      $6,667      $4,052      $2,694      $1,721
Ratio of expenses to average net assets          1.55%       1.58%       1.55%       1.55%       1.55%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                1.83%       1.81%       2.37%       2.86%       2.86%
Ratio of net investment loss to average
  net assets                                     0.31%     (0.30%)     (0.37%)     (0.62%)     (0.37%)
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation and expense paid indirectly         0.03%     (0.53%)     (1.19%)     (1.93%)     (1.68%)
Portfolio turnover                                  9%         15%         12%          5%         40%

Delaware Aggressive Allocation Portfolio                               Class C
                                                                 Year ended 9/30
                                                  2006        2005        2004        2003        2002

Net asset value, beginning of period            $9.970      $8.660      $7.710      $6.350      $7.290

Income (loss) from investment operations:
Net investment income(1)                         0.032     (0.027)     (0.032)     (0.045)     (0.028)
Net realized and unrealized gain (loss) on
  investments                                    0.573       1.337       0.982       1.405     (0.912)
                                               -------     -------     -------     -------    --------
Total from investment operations                 0.605       1.310       0.950       1.360     (0.940)
                                               -------     -------     -------     -------    --------

Less dividends and distributions from:
Net investment income                          (0.028)         ---         ---         ---         ---
Net realized gain on investments               (0.057)         ---         ---         ---         ---
                                               -------     -------     -------     -------    --------
Total dividends and distributions              (0.085)         ---         ---         ---         ---
                                               -------     -------     -------     -------    --------

Net asset value, end of period                 $10.490      $9.970      $8.660      $7.710      $6.350

Total return(2)                                  6.10%      15.12%      12.32%      21.42%    (12.89%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $5,780      $4,147      $3,169      $2,525        $965
Ratio of expenses to average net assets          1.55%       1.58%       1.55%       1.55%       1.55%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                1.83%       1.81%       2.37%       2.86%       2.86%
Ratio of net investment loss to average
  net assets                                     0.31%     (0.30%)     (0.37%)     (0.62%)     (0.37%)
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation and expense paid indirectly         0.03%     (0.53%)     (1.19%)     (1.93%)     (1.68%)
Portfolio turnover                                  9%         15%         12%          5%         40%

Delaware Aggressive Allocation Portfolio                                           Class R
                                                                    Year ended   6/2/03(3)
                                                                          9/30     through
                                                  2006        2005        2004     9/30/03

Net asset value, beginning of period           $10.050      $8.710      $7.750      $7.460

Income (loss) from investment operations:
Net investment income(1)                         0.083       0.012       0.002     (0.021)
Net realized and unrealized gain on
  investments                                    0.576       1.346       0.990       0.311
                                               -------     -------     -------     -------
Total from investment operations                 0.659       1.358       0.992       0.290
                                               -------     -------     -------     -------

Less dividends and distributions from:
Net investment income                          (0.072)     (0.018)     (0.032)         ---
Net realized and unrealized gain (loss) on
  investments                                  (0.057)         ---         ---         ---
                                               -------     -------     -------     -------
Total dividends and distributions              (0.129)     (0.018)     (0.032)         ---
                                               -------     -------     -------     -------

Net asset value, end of period                 $10.580     $10.050      $8.710      $7.750
                                               =======     =======     =======     =======
Total return(2)                                  6.61%      15.60%      12.81%       3.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $1,220      $1,693        $933          $4
Ratio of expenses to average net assets          1.05%       1.16%       1.15%       1.15%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                1.43%       1.41%       1.97%       2.88%
Ratio of net investment income (loss) to
  average net assets                             0.81%       0.12%       0.03%     (0.86%)
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation and expense paid indirectly         0.43%     (0.13%)     (0.79%)     (2.59%)
Portfolio turnover                                  9%         15%         12%          5%

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of a fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       43

Financial highlights (continued)

Delaware Moderate Allocation Portfolio                                                         Class A
                                                                                            Year ended
                                                                                                  9/30
                                                  2006        2005        2004        2003        2002

Net asset value, beginning of period            $9.780      $8.830      $8.100      $6.900      $7.580

Income (loss) from investment operations:
Net investment income(1)                         0.164       0.110       0.094       0.088       0.119
Net realized and unrealized gain (loss) on
  investments                                    0.443       0.963       0.733       1.249     (0.645)
                                               -------     -------     -------     -------    --------
Total from investment operations                 0.607       1.073       0.827       1.337     (0.526)
                                               -------     -------     -------     -------    --------

Less dividends and distributions from:
Net investment income                          (0.117)     (0.123)     (0.097)     (0.137)     (0.147)
Net realized gain on investments                  ---          ---         ---         ---     (0.007)
                                               -------     -------     -------     -------    --------
Total dividends and distributions              (0.117)     (0.123)     (0.097)     (0.137)     (0.154)
                                               -------     -------     -------     -------    --------

Net asset value, end of period                 $10.270      $9.780      $8.830      $8.100      $6.900
                                               =======     =======     =======     =======    ========

Total return(2)                                  6.25%      12.22%      10.24%      19.63%     (7.23%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)        $34,361     $28,660     $26,321     $29,746     $20,902
Ratio of expenses to average net assets          0.80%       0.83%       0.80%       0.80%       0.80%
Ratio of expenses to average net assets
  prior to expense limitation and expense
  paid indirectly                                1.14%       1.09%       1.62%       2.03%       1.79%
Ratio of net investment income to average
  net assets                                     1.65%       1.17%       1.08%       1.17%       1.53%
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation and expenses paid indirectly        1.31%       0.91%       0.26%     (0.06%)       0.54%
Portfolio turnover                                  6%          7%         13%          9%         43%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the
     Manager and Distributor,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

(3)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized. The portfolio turnover is representative of the entire Portfolio for the year ended September 30, 2003.

                                       44

Delaware Moderate Allocation Portfolio                                                         Class B
                                                                                            Year ended
                                                                                                  9/30
                                                  2006        2005       2004         2003        2002

Net asset value, beginning of period            $9.740      $8.800     $8.080       $6.880      $7.550

Income (loss)  from investment operations:
Net investment income(1)                         0.089       0.040      0.029        0.032       0.061
Net realized and unrealized gain (loss) on
  investments                                    0.447       0.956      0.729        1.248     (0.638)
                                               -------     -------     -------     -------    --------
Total from investment operations                 0.536       0.996      0.758        1.280     (0.577)
                                               -------     -------     -------     -------    --------

Less dividends and distributions from:
Net investment income                          (0.046)     (0.056)    (0.038)      (0.080)     (0.086)
Net realized gain on investments                  ---          ---        ---         ----     (0.007)
                                               -------     -------     -------     -------    --------
Total dividends and distributions              (0.046)     (0.056)    (0.038)      (0.080)     (0.093)
                                               -------     -------     -------     -------    --------

Net asset value, end of period                 $10.230      $9.740     $8.800       $8.080      $6.880
                                               =======     =======     =======     =======    ========

Total return(2)                                  5.52%      11.34%      9.39%       18.75%     (7.82%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $4,582      $3,141     $2,448       $1,682      $1,230
Ratio of expenses to average net assets          1.55%       1.58%      1.55%        1.55%       1.55%
Ratio of expenses to average net assets
  prior to expense limitation and expense
  paid indirectly                                1.84%       1.79%      2.32%        2.74%       2.54%
Ratio of net investment income to average
  net assets                                     0.90%       0.42%      0.33%        0.42%       0.78%
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation and expenses paid indirectly        0.61%       0.21%    (0.44%)      (0.77%)     (0.21%)
Portfolio turnover                                  6%          7%        13%           9%         43%

Delaware Moderate Allocation Portfolio                                                         Class C
                                                                                            Year ended
                                                                                                  9/30
                                                  2006        2005        2004        2003        2002

Net asset value, beginning of period            $9.770      $8.820      $8.090      $6.890      $7.560

Income (loss)  from investment operations:
Net investment income(1)                         0.089       0.040       0.029       0.031       0.061
Net realized and unrealized gain (loss) on
  investments                                    0.437       0.966       0.739       1.249     (0.638)
                                               -------     -------     -------     -------    --------
Total from investment operations                 0.526       1.006       0.768       1.280     (0.577)
                                               -------     -------     -------     -------    --------

Less dividends and distributions from:
Net investment income                          (0.046)     (0.056)     (0.038)     (0.080)     (0.086)

Net realized gain on investments                  ---          ---         ---       -----     (0.007)
                                               -------     -------     -------     -------    --------
Total dividends and distributions              (0.046)     (0.056)     (0.038)     (0.080)     (0.093)
                                               -------     -------     -------     -------    --------

Net asset value, end of period                 $10.250      $9.770      $8.820      $8.090      $6.890
                                               =======     =======     =======     =======    ========

Total return(2)                                  5.40%      11.43%       9.50%      18.72%     (7.81%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $4,130      $2,694      $1,962      $1,718        $812
Ratio of expenses to average net assets          1.55%       1.58%       1.55%       1.55%       1.55%
Ratio of expenses to average net assets
  prior to expense limitation and expense
  paid indirectly                                1.84%       1.79%       2.32%       2.74%       2.54%
Ratio of net investment income to average
  net assets                                     0.90%       0.42%       0.33%       0.42%       0.78%
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation and expenses paid indirectly        0.61%       0.21%     (0.44%)     (0.77%)     (0.21%)
Portfolio turnover                                  6%          7%         13%          9%         43%

Delaware Moderate Allocation Portfolio                                             Class R
                                                                    Year ended   6/2/03(3)
                                                                          9/30     through
                                                  2006        2005        2004     9/30/03

Net asset value, beginning of period            $9.750      $8.800      $8.100      $7.860

Income  from investment operations:
Net investment income(1)                         0.139       0.079       0.064       0.005
Net realized and unrealized gain on
  investments                                    0.439       0.963       0.733       0.235
                                               -------     -------     -------     -------
Total from investment operations                 0.578       1.042       0.797       0.240
                                               -------     -------     -------     -------

Less dividends and distributions from:
Net investment income                          (0.088)     (0.092)     (0.097)         ---
Net realized gain on investments                   ---         ---         ---         ---
                                               -------     -------     -------     -------
Total dividends and distributions              (0.088)     (0.092)     (0.097)         ---
                                               -------     -------     -------     -------
Net asset value, end of period                 $10.240      $9.750      $8.800      $8.100
                                               =======     =======     =======     =======

Total return(2)                                  5.96%      11.89%       9.87%       3.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $1,022      $1,110        $960          $6
Ratio of expenses to average net assets          1.05%       1.16%       1.15%       1.15%
Ratio of expenses to average net assets
  prior to expense limitation and expense
  paid indirectly                                1.44%       1.39%       1.92%       2.23%
Ratio of net investment income to average
  net assets                                     1.40%       0.84%       0.73%       0.14%
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation and expensse paid indirectly         1.01%       0.61%     (0.04%)     (0.94%)
Portfolio turnover                                  6%          7%         13%          9%

                                       45

Financial highlights (continued)

Delaware Conservative Allocation Portfolio                                                     Class A
                                                                                            Year ended
                                                                                                  9/30
                                                  2006        2005        2004        2003        2002

Net asset value, beginning of period            $9.000      $8.450      $7.930      $7.040      $7.560

Income (loss) from investment operations:
Net investment income(1)                         0.242       0.205       0.155       0.172       0.214
Net realized and unrealized gain (loss) on
  investments                                    0.241       0.522       0.459       0.867     (0.487)
                                               -------     -------     -------     -------    --------
Total from investment operations                 0.483       0.727       0.614       1.039     (0.273)
                                               -------     -------     -------     -------    --------

Less dividends and distributions from:
Net investment income                          (0.213)     (0.177)     (0.094)     (0.149)     (0.247)
                                               -------     -------     -------     -------    --------
Total dividends and distributions              (0.213)     (0.177)     (0.094)     (0.149)     (0.247)
                                               -------     -------     -------     -------    --------

Net asset value, end of period                  $9.270      $9.000      $8.450      $7.930      $7.040
                                               =======     =======     =======     =======    ========

Total return(2)                                  5.46%       8.68%       7.77%      14.92%     (3.83%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)        $33,571     $29,930     $27,270     $24,238     $18,988
Ratio of expenses to average net assets          0.80%       0.82%       0.80%       0.80%       0.75%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                1.22%       1.20%       1.62%       1.97%       1.78%
Ratio of net investment income to average
  net assets                                     2.70%       2.35%       1.86%       2.30%       2.78%
Ratio of net investment income to average
  net assets prior to expense limitation
  and expense paid indirectly                    2.28%       1.97%       1.04%       1.13%       1.75%
Portfolio turnover                                  9%          8%         25%          1%         21%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the
     Manager and Distributor,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

(3)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized. The portfolio turnover is representative of the entire Portfolio for the year ended September 30, 2003.

                                       46

Delaware Conservative Allocation Portfolio                                                     Class B
                                                                                            Year ended
                                                                                                  9/30
                                                  2006        2005        2004        2003        2002

Net asset value, beginning of period            $9.000      $8.450      $7.960      $7.080      $7.610

Income (loss) from investment operations:
Net investment income(1)                         0.174       0.139       0.092       0.115       0.156

Net realized and unrealized gain (loss) on
  investments                                    0.243       0.524       0.461       0.874     (0.495)
                                               -------     -------     -------     -------    --------
Total from investment operations                 0.417       0.663       0.553       0.989     (0.339)
                                               -------     -------     -------     -------    --------

Less dividends and distributions from:
Net investment income                          (0.147)     (0.113)     (0.063)     (0.109)     (0.191)
                                               -------     -------     -------     -------    --------
Total dividends and distributions              (0.147)     (0.113)     (0.063)     (0.109)     (0.191)
                                               -------     -------     -------     -------    --------

Net asset value, end of period                  $9.270      $9.000      $8.450      $7.960      $7.080
                                               =======     =======     =======     =======    ========

Total return(2)                                  4.69%       7.89%       6.96%      14.09%     (4.64%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $852        $758        $711        $698        $482
Ratio of expenses to average net assets          1.55%       1.57%       1.55%       1.55%       1.50%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                1.92%       1.90%       2.32%       2.68%       2.53%
Ratio of net investment income to average
  net assets                                     1.95%       1.60%       1.11%       1.55%       2.03%
Ratio of net investment income to average
  net assets prior to expense limitation
  and expense paid indirectly                    1.58%       1.27%       0.34%       0.42%       1.00%
Portfolio turnover                                  9%          8%         25%          1%         21%

Delaware Conservative Allocation Portfolio                                                     Class C
                                                                                            Year ended
                                                                                                  9/30
                                                  2006        2005        2004        2003        2002

Net asset value, beginning of period            $8.960      $8.420      $7.930      $7.050      $7.580

Income (loss) from investment operations:
Net investment income(1)                         0.175       0.139       0.093       0.116       0.156

Net realized and unrealized gain (loss) on
  investments                                    0.242       0.514       0.460       0.873     (0.495)
                                               -------     -------     -------     -------    --------
Total from investment operations                 0.417       0.653       0.553       0.989     (0.339)
                                               -------     -------     -------     -------    --------

Less dividends and distributions from:
Net investment income                          (0.147)     (0.113)     (0.063)     (0.109)     (0.191)
                                               -------     -------     -------     -------    --------
Total dividends and distributions              (0.147)     (0.113)     (0.063)     (0.109)     (0.191)
                                               -------     -------     -------     -------    --------

Net asset value, end of period                  $9.230      $8.960      $8.420      $7.930      $7.050
                                               =======     =======     =======     =======    ========

Total return(2)                                  4.71%       7.80%       6.99%      14.15%     (4.66%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $1,643        $579        $641        $340        $147
Ratio of expenses to average net assets          1.55%       1.57%       1.55%       1.55%       1.50%
Ratio of expenses to average net assets
  prior to expense limitation and expense
  paid indirectly                                1.92%       1.90%       2.32%       2.68%       2.53%
Ratio of net investment income to average
  net assets                                     1.95%       1.60%       1.11%       1.55%       2.03%
Ratio of net investment income to average
  net assets prior to expense limitation
  and expense paid indirectly                    1.58%       1.27%       0.34%       0.42%       1.00%
Portfolio turnover                                  9%          8%         25%          1%         21%

Delaware Conservative Allocation Portfolio                                         Class R
                                                                    Year ended   6/2/03(3)
                                                                          9/30     through
                                                  2006        2005        2004     9/30/03

Net asset value, beginning of period            $8.980      $8.420      $7.930      $7.800

Income from investment operations:
Net investment income(1)                         0.220       0.176       0.126       0.034
Net realized and unrealized gain on
  investments                                    0.236       0.531       0.449       0.131
                                               -------     -------     -------     -------
Total from investment operations                 0.456       0.707       0.575       0.165
                                               -------     -------     -------     -------

Less dividends and distributions from:
Net investment income                          (0.186)     (0.147)     (0.085)     (0.035)
                                               -------     -------     -------     -------
Total dividends and distributions              (0.186)     (0.147)     (0.085)     (0.035)
                                               -------     -------     -------     -------

Net asset value, end of period                  $9.250      $8.980      $8.420      $7.930
                                               =======     =======     =======     =======

Total return(2)                                  5.16%       8.46%       7.27%       2.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $661        $200        $185          $8
Ratio of expenses to average net assets          1.05%       1.15%       1.15%       1.15%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                1.52%       1.50%       1.92%       2.28%
Ratio of net investment income to
  average net assets                             2.45%       2.02%       1.51%       1.30%
Ratio of net investment income to average
  net assets prior to expense limitation
  and expense paid indirectly                    1.98%       1.67%       0.74%       0.17%
Portfolio turnover                                  9%          8%         25%          1%

                                       47

Glossary

How to use this glossary

This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Lehman Brothers U.S. Aggregate Index
An index  that  measures  the  performance  of about  6,500 U.S.  corporate  and government bonds.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

                                       48

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Net asset value
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Net assets
The total value of all assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

S&P 500 Index
The S&P 500 Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

                                       49

Glossary (continued)

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       50

Additional information

Additional  information  about the  Portfolios'  investments is available in the
Portfolios'  annual and semiannual  reports to shareholders.  In the Portfolios'
shareholder  report,  you will find a discussion  of the market  conditions  and investment  strategies  that  significantly  affected a Portfolio's  performance during the period covered by the report. You can find more information about the
Portfolios in the current SAI, which we have filed  electronically  with the SEC and  which  is  legally  a  part  of  this  Prospectus  (it is  incorporated  by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Portfolios, you can write to us at 2005 Market Street,  Philadelphia,  PA  19103-7094,  or call toll-free 800
523-1918.  The Portfolios' SAI and annual and semiannual reports to shareholders
are  also  available,   free  of  charge,   through  the  Portfolios'  Web  site
(www.delawareinvestments.com).  You may obtain additional  information about the
Portfolios from your financial advisor.

You can find reports and other  information  about the  Portfolios  on the EDGAR database  on the SEC Web site  (www.sec.gov).  You can also get  copies  of this information,  after  payment  of a  duplicating  fee,  by  e-mailing  the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington, D.C. 20549-0102.  Information about the Portfolios,  including their
SAI,  can be  reviewed  and  copied  at  the  SEC's  Public  Reference  Room  in
Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       51

Delaware
Investments(R)
A member of Lincoln Financial Group

Contact information

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center

800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:

o    For  Portfolio  information,   literature,  price,  yield  and  performance
     figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R) service.

Delaware Fund Symbols

Delaware Aggressive Allocation Portfolio
                                                       CUSIP number     NASDAQ symbol
       Class A                                          245918883           DFGAX
       Class B                                          245918875           DFGDX
       Class C                                          245918867           DFGCX
       Class R                                          245918826           DFGRX
Delaware Moderate Allocation Portfolio
                                                       CUSIP number     NASDAQ symbol
       Class A                                          245918503           DFBAX
       Class B                                          245918602           DFBBX
       Class C                                          245918701           DFBCX
       Class R                                          245918834           DFBRX
Delaware Conservative Allocation Portfolio
                                                       CUSIP number     NASDAQ symbol
       Class A                                          245918107           DFIAX
       Class B                                          245918206           DFIDX
       Class C                                          245918305           DFICX
       Class R                                          245918818           DFIRX

Investment Company Act file number: 811-08457

PR-444 [9/06] CGI 1/07
                                                                    MF-01-01-368
                                                                        PO 11584

                                                                        Delaware
                                                                 Investments (R)
                                             A member of Lincoln Financial Group

CORE-EQUITY

Prospectus        JANUARY 28, 2007

                  DELAWARE FOUNDATION FUNDS

                  DELAWARE AGGRESSIVE ALLOCATION PORTFOLIO
                  INSTITUTIONAL CLASS

                  DELAWARE MODERATE ALLOCATION PORTFOLIO
                  INSTITUTIONAL CLASS

                  DELAWARE CONSERVATIVE ALLOCATION PORTFOLIO
                  INSTITUTIONAL CLASS

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Portfolio profiles                                           page  2
Delaware Aggressive Allocation Portfolio                           2
Delaware Moderate Allocation Portfolio                             4
Delaware Conservative Allocation Portfolio                         6

How we manage the Portfolios                                 page 10
Our investment strategies                                         10
The securities we typically invest in                             12
More about the Portfolios                                         15
The risks of investing in the Portfolios                          16
Disclosure of portfolio holdings information                      20

Who manages the Portfolios                                   page 21
Investment manager                                                21
Portfolio managers                                                21
Manager of managers structure                                     22
Who's who?                                                        23

About your account                                           page 24
Investing in the Portfolios                                       24
Payments to intermediaries                                        24
How to buy shares                                                 25
Fair Valuation                                                    26
Document delivery                                                 26
How to redeem shares                                              26
Account minimum                                                   27
Exchanges                                                         27
Frequent trading of Portfolio shares                              27
Dividends, distributions and taxes                                29

Financial highlights                                         page 30

Glossary                                                     page 34
Additional Information                                       page 36

                                       1

Profile: Delaware Aggressive Allocation Portfolio

What are the Portfolio's goals?
The Delaware  Aggressive  Allocation  Portfolio seeks long-term  capital growth.
Although the Portfolio will strive to meet its goal,  there is no assurance that it will.

What are the Portfolio's main investment strategies?
We invest primarily in shares of other Delaware  Investments(R) Funds  including, equity funds and, to a lesser extent,  fixed-income funds. We may also invest in individual  securities.  We use an active asset allocation approach in selecting investments for the Portfolio. In striving to meet its objective,  the Portfolio will typically  invest more of its assets in equity funds and securities than in fixed-income funds and securities.  Typically, the Portfolio will invest between
10% and 30% of its assets in international funds or securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying Delaware  Investments(R) Funds in which it invests.  Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and fixed-income  funds in the  portfolio  would  decline and the value of Portfolio shares  could  decline as well.  To the extent that it invests in  international funds or  securities,  the  Portfolio  will be  affected  by changes in currency exchange rates as well as political,  economic and regulatory  conditions in the countries represented in its portfolio.

Because the Portfolio may invest in as few as four different underlying funds or a small number of securities,  it is considered to be non-diversified as defined under the  Investment  Company  Act of 1940,  as  amended  (1940 Act) and may be subject to greater risk than if it were  diversified.  However,  the  underlying
Delaware  Investments(R) Funds  generally hold a broad mix of  securities,  which helps to reduce this risk.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page 16.

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Portfolio
o    Investors  who are in the earlier stage of wealth  accumulation,  generally with higher risk tolerance.
o    Investors  looking  for the  capital  appreciation  potential  of the stock market and who have no need for current income.
o    Investors  who would like a  portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a professional money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       2

How has the Delaware Aggressive Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how annual returns for the Portfolio's  Institutional  Class shares  have varied over the past nine  calendar  years,  as well as the average annual  returns of the  Institutional  Class shares for one-year,  five-year and lifetime periods.  The Portfolio's past performance  (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect  expense  caps.  The returns  would be lower  without the expense  caps.
Please see the footnotes on page 8 for additional  information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (INSTITUTIONAL CLASS)]

Year-by-year total return (Institutional Class)

--------- --------- --------- --------- ---------- --------- --------- --------- -----------
    1998      1999      2000      2001       2002      2003      2004      2005        2006
--------- --------- --------- --------- ---------- --------- --------- --------- -----------
  10.54%    14.57%    -6.55%    -7.42%    -15.68%    28.36%    12.28%     7.76%      11.97%
--------- --------- --------- --------- ---------- --------- --------- --------- -----------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly return was 15.29% for the quarter ended June 30, 2003 and its lowest quarterly return was -14.57% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/06
---------------------------------------------------- ----------- ---------- -------------
Delaware Aggressive Allocation Portfolio
Institutional Class (Inception 12/31/97)               1 year      5 years    Lifetime*
---------------------------------------------------- ----------- ---------- -------------
Return before taxes                                    11.97%       7.96%       5.41%
---------------------------------------------------- ----------- ---------- -------------
Return after taxes on distributions                    10.25%       7.44%       4.47%
---------------------------------------------------- ----------- ---------- -------------
Return after taxes on distributions and sale of
  Portfolio shares                                     8.71%        6.71%       4.16%
---------------------------------------------------- ----------- ---------- -------------
S&P 500 Index
  (reflects no deduction for fees, expenses, or
  taxes)                                               5.79%        6.19%       5.96%
---------------------------------------------------- ----------- ---------- -------------

The  Portfolio's  returns above are compared to the  performance  of the S&P 500
Index.  The Index is an unmanaged index of 500 widely held common stocks that is often  used to  represent  performance  of the U.S.  stock  market.  You  should remember that unlike the Portfolio,  the Index is unmanaged and does not reflect the  actual  costs of  operating  a mutual  fund,  such as the costs of  buying, selling and holding  securities.  The Index is not a perfect  comparison for the
Portfolio  because the Portfolio may invest in  fixed-income  and  international securities, which are not included in the Index.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and  individual  retirement  accounts  (IRAs).  The after-tax  returns shown are calculated  using the highest  individual  federal  marginal income tax rates in effect  during the  Portfolio's  lifetime and do not reflect the impact of state and  local  taxes.  The  after-tax  rate  used  is  based  on  the  current  tax characterization of the elements of the Portfolio's returns (e.g., qualified vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

*    Lifetime  returns are shown because the Portfolio and  Institutional  Class have  existed  for less than ten  years.  The Index  reports  returns  on a monthly basis as of the last day of the month.

                                       3

Profile: Delaware Moderate Allocation Portfolio

What are the Portfolio's goals?
The Delaware  Moderate  Allocation  Portfolio  seeks capital  appreciation  with current income as a secondary  objective.  Although the Portfolio will strive to meet its goal, there is no assurance that it will.

What are the Portfolio's main investment strategies?
We invest primarily in shares of other Delaware  Investments(R) Funds, including equity,  fixed-income and international  funds. We may also invest in individual securities.  We use an active asset allocation approach in selecting investments for the Portfolio.

Under normal  circumstances,  the Portfolio  will invest at least 25% of its net assets in  equity  funds and  securities  and at least 25% of its net  assets in fixed-income  funds and securities.  This policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Portfolio has the  flexibility to invest more in equity funds and securities or more in fixed-income  funds and securities,  depending on market  conditions.
However,  it will typically  invest at least 25% in  fixed-income  securities or fixed-income  funds.  The Portfolio will typically  invest between 5% and 20% of its assets in international funds and securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying Delaware Investments(R) Funds in which it invests.  Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and the fixed-income  funds in the portfolio will decline and the Portfolio's  share value  could  decline as well.  To the extent  that it invests in  international funds or  securities,  the  Portfolio  will be  affected  by changes in currency exchange rates as well as political,  economic and regulatory  conditions in the countries represented in its portfolio.

Because the Portfolio may invest in as few as four different underlying funds or a small number of securities,  it is considered to be non-diversified as defined under  the  1940  Act  and  may be  subject  to  greater  risk  than  if it were diversified.  However,  the underlying Delaware  Investments(R)  Funds generally hold a broad mix of securities, which helps to reduce this risk.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page 16.

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency.

Who should invest in the Portfolio
o    Investors who are in the wealth accumulation phase, generally with moderate risk tolerance.
o    Investors  looking  for the  capital  appreciation  potential  of the stock market and the income potential of the bond market.
o    Investors  who would like a  portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a professional money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is high current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       4

How has Delaware Moderate Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how the annual  returns  for the  Portfolio's  Institutional
Class have  varied  over the past nine  calendar  years,  as well as the average annual  returns of the  Institutional  Class shares for one-year,  five-year and lifetime periods.  The Portfolio's past performance  (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect  expense  caps.  The returns  would be lower  without the expense  caps.
Please see the footnotes on page 8 for additional  information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (INSTITUTIONAL CLASS)]

Year-by-year total return (Institutional Class)

--------- --------- --------- --------- --------- -------- -------- --------- -----------
    1998      1999      2000      2001      2002     2003     2004      2005        2006
--------- --------- --------- --------- --------- -------- -------- --------- -----------
   7.69%     9.22%    -2.31%    -4.22%   -10.09%   23.60%    9.75%     6.08%      10.19%
--------- --------- --------- --------- --------- -------- -------- --------- -----------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly return was 13.12% for the quarter ended June 30, 2003 and its lowest quarterly return was -9.79% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/06
---------------------------------------------------- ----------- ---------- -------------
Delaware Moderate Allocation Portfolio
Institutional Class (Inception 12/31/97)               1 year      5 years    Lifetime*
---------------------------------------------------- ----------- ---------- -------------
Return before taxes                                    10.19%       7.35%      5.13%
---------------------------------------------------- ----------- ---------- -------------
Return after taxes on distributions                     9.33%       6.78%      4.16%
---------------------------------------------------- ----------- ---------- -------------
Return after taxes on distributions and sale of
  Portfolio shares                                      6.68%       6.05%      3.83%
---------------------------------------------------- ----------- ---------- -------------
S&P 500 Index
  (reflects no deduction for fees, expenses, or
  taxes)                                                5.79%       6.19%      5.96%
---------------------------------------------------- ----------- ---------- -------------
Lehman Brothers U.S. Aggregate Index                    4.33%       5.05%      5.86%
  (reflects no deduction for fees, expenses, or
  taxes)
---------------------------------------------------- ----------- ---------- -------------

The  Portfolio's  returns above are compared to the  performance  of the S&P 500
Index and the Lehman  Brothers  U.S.  Aggregate  Index.  The S&P 500 Index is an
unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.  The Lehman Brothers U.S.  Aggregate Index measures the performance of about 6,500 U.S. corporate and government bonds. You should remember that unlike the Portfolio,  the Indexes are unmanaged and do not reflect  the  actual  costs of  operating  a mutual  fund,  such as the costs of buying, selling and holding securities. Neither Index is a perfect comparison to
Delaware Moderate Allocation  Portfolio since the S&P 500 Index does not include fixed-income  securities and the Lehman  Brothers U.S.  Aggregate Index does not include stocks.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and  IRAs.  The  after-tax  returns  shown  are  calculated  using  the  highest individual  federal  marginal  income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes.  The  after-tax rate used is based on the current tax  characterization  of the  elements of the
Portfolio's  returns (e.g.,  qualified vs.  non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Lifetime  returns are shown because the Portfolio and  Institutional  Class have  existed  for less than ten years.  The  Indexes  report  returns on a monthly basis as of the last day of the month.

                                       5

Profile: Delaware Conservative Allocation Portfolio

What are the Portfolio's goals?
The Delaware  Conservative  Allocation  Portfolio seeks a combination of current income and  preservation  of capital  with  capital  appreciation.  Although the
Portfolio will strive to meet its goal, there is no assurance that it will.

What are the Portfolio's main investment strategies?
We invest primarily in shares of other Delaware  Investments(R) Funds, including fixed-income and equity funds. We may also invest in individual  securities.  We use an  active  asset  allocation  approach  in  selecting  investments  for the
Portfolio. In striving to meet its objective, the Portfolio would typically have a larger percentage of its assets allocated to fixed-income funds and securities
(generally at least 45%) than to equity funds and securities (generally at least
20%).  The  Portfolio  may  allocate  up  to  10%  to  international  funds  and securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the securities in the  Portfolio's  portfolio.  This Portfolio is subject to the same risks as the underlying Delaware  Investments(R) Funds in which it invests.
Therefore,  to the extent that it invests in bonds and  fixed-income  funds,  it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and the  fixed-income  funds in the portfolio  will decline and the
Portfolio's  share value could decline as well. To the extent that it invests in equity funds and securities, it will be affected by declines in stock prices.

Because the Portfolio may invest in as few as four different underlying funds or a small number of securities,  it is considered to be non-diversified as defined under  the  1940  Act  and  may be  subject  to  greater  risk  than  if it were diversified.  However,  the underlying Delaware  Investments(R)  Funds generally hold a broad mix of securities, which helps to reduce this risk.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page 16.

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency.

Who should invest in the Portfolio
o    Investors who are in the wealth  preservation  phase,  generally with lower risk tolerance.
o    Investors  in  the  pre-retirement  or  retirement  phase,  looking  for an increase in income.
o    Investors who want a portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a  professional  money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is capital appreciation.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       6

How has Delaware Conservative Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how annual returns for the Portfolio's  Institutional  Class shares  have varied over the past nine  calendar  years,  as well as the average annual  returns of the  Institutional  Class shares for one-year,  five-year and lifetime periods.  The Portfolio's past performance  (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect  expense  caps.  The returns  would be lower  without the expense  caps.
Please see the footnotes on page 8 for additional  information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (INSTITUTIONAL CLASS)]

Year-by-year total return (Institutional Class)

--------- --------- --------- --------- --------- --------- --------- --------- ---------
    1998      1999      2000      2001      2002      2003      2004      2005      2006
--------- --------- --------- --------- --------- --------- --------- --------- ---------
   6.49%     4.04%     1.40%    -1.28%    -5.02%    17.30%     7.33%     4.40%     8.76%
--------- --------- --------- --------- --------- --------- --------- --------- ---------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly  return was 9.26% for the quarter ended June 30, 2003 and its lowest quarterly return was -6.34% for the quarter ended September 30, 1998.

Average annual returns for periods ending 12/31/06
---------------------------------------------------- ----------- ---------- -------------
Delaware Conservative Allocation Portfolio
Institutional Class (Inception 12/31/97)               1 year      5 years    Lifetime*
---------------------------------------------------- ----------- ---------- -------------
Return before taxes                                    8.76%        6.31%       4.65%
---------------------------------------------------- ----------- ---------- -------------
Return after taxes on distributions                    7.63%        5.35%       3.32%
---------------------------------------------------- ----------- ---------- -------------
Return after taxes on distributions and sale of
  Portfolio shares                                     5.69%        4.87%       3.16%
---------------------------------------------------- ----------- ---------- -------------
Lehman Brothers U.S. Aggregate Index
  (reflects no deduction for fees, expenses, or
  taxes)                                               4.33%        5.05%       5.86%
---------------------------------------------------- ----------- ---------- -------------

The  Portfolio's  above  returns are compared to the  performance  of the Lehman
Brothers U.S. Aggregate Index. The Index measures the performance of about 6,500
U.S.  corporate  and  government  bonds.  You should  remember  that  unlike the
Portfolio,  the Index is  unmanaged  and does not  include  the actual  costs of operating  a mutual  fund,  such as the costs of  buying,  selling  and  holding securities. In addition, the Index is not a perfect comparison to the Portfolio, because the Portfolio invests in a variety of asset classes,  not represented in the  Index,  including  equity  securities,  international  securities  and high yielding corporate bonds.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and  IRAs.  The  after-tax  returns  shown  are  calculated  using  the  highest individual  federal  marginal  income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes.  The  after-tax rate used is based on the current tax  characterization  of the  elements of the
Portfolio's  returns (e.g.,  qualified vs.  non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Lifetime  returns are shown because the Portfolio and  Institutional  Class have  existed  for less than ten  years.  The Index  reports  returns  on a monthly basis as of the last day of the month.

                                       7

What are the Portfolios' fees and expenses?
This table  describes the fees and expenses that you may pay if you buy and hold shares  of the  Portfolios.  You do not pay  sales  charges  directly  from your investments when you buy or sell shares of the Institutional Class.

---------------------------------- ------------------------------------
Class                                                     Institutional
---------------------------------- ------------------------------------
Maximum sales charge (load)
  imposed on purchases as a
  percentage of offering price                                     none
---------------------------------- ------------------------------------
Maximum contingent deferred
  sales charge (load) as a
  percentage of original purchase
  price or redemption price,
  whichever is lower                                               none
---------------------------------- ------------------------------------
Maximum sales charge (load)
  imposed on reinvested dividends                                  none
---------------------------------- ------------------------------------
Redemption fees                                                    none
---------------------------------- ------------------------------------
Exchange fees(1)                                                   none
---------------------------------- ------------------------------------

Annual fund operating expenses are deducted from the Portfolios' assets.

---------------------------- ------------- ------------- --------------
                                  Delaware      Delaware       Delaware
                                Aggressive      Moderate   Conservative
                                Allocation    Allocation     Allocation
                                 Portfolio     Portfolio      Portfolio
---------------------------- ------------- ------------- --------------
Management fees(2)                   0.25%         0.25%          0.25%
---------------------------- ------------- ------------- --------------
Distribution and service
  (12b-1) fees                        None          None           None
---------------------------- ------------- ------------- --------------
Other expenses                       0.58%         0.59%          0.67%
---------------------------- ------------- ------------- --------------
Acquired fund fees and
  expenses(3)                        0.90%         0.83%          0.80%
---------------------------- ------------- ------------- --------------
Total annual fund
  operating expenses                 1.73%         1.67%          1.72%
---------------------------- ------------- ------------- --------------
Fee waivers and payments           (0.28%)       (0.29%)        (0.37%)
---------------------------- ------------- ------------- --------------
Net expenses                         1.45%         1.38%          1.35%
---------------------------- ------------- ------------- --------------

This  example is  intended  to help you  compare  the cost of  investing  in the
Portfolios  to the  cost  of  investing  in  other  mutual  funds  with  similar investment objectives.  We show the cumulative amount of Portfolio expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.
The  Portfolios'  actual  rate  of  return  may be  greater  or  less  than  the hypothetical  5% return we use here.  This example  reflects  the net  expenses, which include underlying Delaware  Investments(R) Funds' fees and expenses, with expense waivers for the one-year period and the total operating expenses without expense  waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------- ---------------- ------------------ -----------------
                          Delaware           Delaware          Delaware
                        Aggressive           Moderate      Conservative
                        Allocation         Allocation        Allocation
                         Portfolio          Portfolio         Portfolio
----------------- ---------------- ------------------ -----------------
1 year                        $148               $141              $137
----------------- ---------------- ------------------ -----------------
3 years                       $518               $498              $506
----------------- ---------------- ------------------ -----------------
5 years                       $912               $880              $899
----------------- ---------------- ------------------ -----------------
10 years                    $2,018             $1,952            $1,999
----------------- ---------------- ------------------ -----------------

(1)  Exchanges are subject to the  requirements of each Delaware  Investments(R)
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  The investment  manager  (Manager) has contracted to waive all or a portion of its investment  advisory fees and/or reimburse  expenses through January
     31,  2008  in  order  to  prevent  total  annual  fund  operating  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  inverse  floater program expenses,  brokerage fees,  certain insurance costs and non-routine expenses  or costs,  including,  but not  limited  to,  those  relating  to reorganizations,  litigation,  certain  Trustee  retirement  plan expenses,
     conducting    shareholder   meetings   and   liquidations    [collectively,
     "non-routine  expenses"]) from exceeding,  in an aggregate  amount,  0.55%,
     0.55% and 0.55% of  average  daily net  assets of the  Delaware  Aggressive
     Allocation  Portfolio,  Delaware Moderate Allocation Portfolio and Delaware
     Conservation  Allocation  Portfolio,  respectively.  For  purposes of these waivers and  reimbursements,  non-routine  expenses  may also  include such additional  costs and  expenses  as may be agreed upon from time to time by
     the  Portfolios'   Board  and  the  Manager.   These  expense  waivers  and
     reimbursements apply only to expenses paid directly by the Portfolios.

(3)  The  Portfolios'  total annual fund operating  expenses do not correlate to the  ratio of  expenses  to  average  net  assets  shown  in the  financial highlights in this Prospectus or the Portfolios'  shareholder  reports. The financial  highlights only reflect each Portfolio's  operating expenses and do not include the fees and  expenses  of the  underlying  fund(s) in which each Portfolio invests. See "Acquired fund fees and expenses" above.

                                       8

Acquired fund fees and expenses

Because the Portfolios invest primarily in other Delaware  Investments(R) Funds, they will be shareholders  of those funds.  Like all  shareholders,  a Portfolio will bear a proportionate share of any management fees and other expenses of the funds it holds.  These fees, which are deducted from the underlying funds before their share  prices are  calculated,  are in  addition to the fees and  expenses described in each Portfolio  profile.  Depending on which funds are held in each
Portfolio,  the fees will vary over time.  However, in order to give you an idea of what these fees might be, we have  calculated  an average  expense  ratio for each Portfolio, based on the expense ratios of the Delaware Investments(R) Funds for each of  their  most  recent  fiscal  years  and  each  Portfolio's  average investment  during the fiscal  year ended  September  30,  2006.  Based on these hypothetical  calculations,  the combined  average expense ratio of the Delaware
Investments(R)  Funds  that is borne by each of the  Portfolios,  including  any applicable fee waiver, would have been as follows:

                    Aggressive Allocation Portfolio      0.90%
                    Moderate Allocation Portfolio        0.83%
                    Conservative Allocation Portfolio    0.80%

                    Expenses  will  differ   depending  on  how  the  Portfolios
                    allocate assets among the Delaware Investments(R) Funds.

                                       9

How we manage the Portfolios

Our investment strategies
In  order to meet  the  changing  needs of  investors  throughout  their  lives,
Delaware  Foundation Funds offer three different  portfolios with varying levels of income and growth  potential and  corresponding  variations in risk. From the most  conservative  (the  Delaware  Conservative  Allocation  Portfolio)  to the
moderate (the Delaware  Moderate  Allocation  Portfolio) to the most  aggressive
(the Delaware Aggressive Allocation Portfolio),  each Portfolio relies on active asset allocation and invests in a select group of Delaware  Investments(R) Funds as it strives to attain its objective.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Each  Portfolio  is  a  type  of  mutual  fund  known  as  a  fund-of-funds.   A
fund-of-funds  typically  invests in other mutual  funds rather than  individual securities. The potential benefits of such a strategy are three-fold:

1.   An extra layer of  diversification  by investing in a number of  underlying funds that, in turn, invest in a broadly  diversified  number of individual securities;

2.   Access to the  investment  expertise  of multiple  portfolio  managers  and analysts who work on the underlying funds; and

3.   A professional portfolio manager who makes asset allocation decisions.

We offer the Portfolios  because we believe that a fund-of-funds is an efficient way to provide active asset  allocation  services to meet the needs of investors at  various  stages of their  life and wealth  accumulation.  Our  active  asset allocation strategy begins with an evaluation of three key factors:

o    the  expected  return  of  specific  asset  classes  such  as  equities  or fixed-income securities;

o    the expected volatility or degree to which returns of each asset class have varied from one period to the next; and

o    the correlation of various asset classes,  that is, the degree to which two asset classes move up or down together.

After using this  information  to determine how much of each  Portfolio  will be allocated  to a  particular  asset  class,  we  then  select  specific  Delaware
Investments(R) Funds for investment.  We have identified a select group of funds that suit the allocation strategies of the Portfolios and have grouped them into four broad asset classes.

                                       10

The Delaware  Investments(R)  Funds we  typically  invest in are listed below in their respective asset classes.  Groupings are approximate and based on the core strategy of each individual  fund.  Management may add or delete funds from this list without shareholder approval.

Delaware Investments(R) Funds available to the Portfolios

U.S. Equity
Delaware Growth Opportunities Fund                    Delaware Small Cap Core Fund
Delaware Large Cap Growth Fund                        Delaware Small Cap Value Fund
Delaware Value Fund                                   Delaware Trend Fund
Delaware REIT Fund                                    Delaware U.S. Growth Fund
Delaware Select Growth Fund

International Equity                                  Delaware Global Value Fund (formerly,
Delaware Emerging Markets Fund                        Delaware International Small Cap Value Fund)
Delaware International Value Equity Fund

Fixed-Income
Delaware Core Plus Bond Fund (formerly,
Delaware American Government Bond Fund)*              Delaware Inflation Protected Bond Fund
Delaware Corporate Bond Fund                          Delaware High-Yield Opportunities Fund
Delaware Delchester Fund                              Delaware Limited-Term Government Fund
Delaware Extended Duration Bond Fund

Money Market
Delaware Cash Reserve Fund

* As of January 31, 2007,  the Delaware  American  Government  Bond Fund will be named the "Delaware Core Plus Bond Fund."

Once we  select  appropriate  investments  for each  Portfolio,  we  continually monitor the market and economic  environments,  the risk/reward profiles of each asset class and the  performance of individual  funds.  We actively  adjust each
Portfolio, striving to meet its investment objective.

The Portfolios' investment objectives are non-fundamental.  This means the Board of Trustees may change an objective without obtaining  shareholder  approval. If an objective were changed, we would notify shareholders before the change became effective.

                                       11

How we manage the Portfolios (continued)

The securities we typically invest in

------------------------------ ----------------------------------------------------
         Securities                              How we use them
------------------------------ ----------------- ---------------- -----------------
                               Delaware          Delaware         Delaware
                               Aggressive        Moderate         Conservative
                               Allocation        Allocation       Allocation
                               Portfolio         Portfolio        Portfolio
------------------------------ ----------------- ---------------- -----------------
U.S. equity funds or U.S.      45% to 75% of     35% to 65% of    20% to 50% of
equity securities  may         Assets            Assets           Assets
include Delaware
Investments(R) Funds in the    Each Portfolio may invest in one or more of the
equity asset class or          mutual funds listed below.
individual equity
securities.

------------------------------ ----------------------------------------------------
Delaware Growth                Delaware Growth Opportunities Fund seeks long-term
Opportunities Fund             capital growth. It invests primarily in common
                               stocks of medium-sized companies believed to have
                               growth potential.

------------------------------ ----------------------------------------------------
Delaware Large Cap Growth      Delaware Large Cap Growth Fund seeks capital
Fund                           appreciation. It invests primarily in large
                               companies believed to have growth potential.

------------------------------ ----------------------------------------------------
Delaware Value Fund            Delaware Value Fund seeks long-term capital
                               appreciation.  The Fund invests primarily in
                               securities of large capitalization companies that
                               we believe have long-term capital appreciation
                               potential.

------------------------------ ----------------------------------------------------
Delaware REIT Fund             Delaware REIT Fund seeks maximum long-term total
                               return, with capital appreciation as a secondary
                               objective. It invests primarily in real estate
                               investment trusts (REITs) and other companies that
                               are principally engaged in the real estate
                               industry.

------------------------------ ----------------------------------------------------
Delaware Select Growth Fund    Delaware Select Growth Fund seeks long-term
                               capital appreciation, which the Fund attempts to
                               achieve by investing primarily in equity
                               securities of companies of all sizes believed to
                               have the potential for high earnings growth.

------------------------------ ----------------------------------------------------
Delaware Small Cap Core Fund   Delaware Small Cap Core Fund seeks long-term
                               capital appreciation.  It invests primarily in
                               stocks of small companies that are believed to
                               have a combination of attractive valuations,
                               growth prospects and strong cash flows.

------------------------------ ----------------------------------------------------
Delaware Small Cap Value Fund  Delaware Small Cap Value Fund seeks capital appreciation. It invests primarily in small-cap
                               companies that are believed to be undervalued.

------------------------------ ----------------------------------------------------
Delaware Trend Fund            Delaware Trend Fund seeks capital appreciation by
                               investing primarily in securities of emerging or
                               other growth-oriented companies. It focuses on
                               small companies that are believed to be responsive
                               to changes in the marketplace and that have the
                               fundamental characteristics to support continued
                               growth.

------------------------------ ----------------------------------------------------
Delaware U.S. Growth Fund      Delaware U.S. Growth Fund seeks maximum capital
                               appreciation by investing in companies of all
                               sizes which have low dividend yields, strong
                               balance sheets and high expected earnings growth
                               rates relative to their industry.

------------------------------ ----------------- ---------------- -----------------

                                       12

------------------------------ ----------------------------------------------------
         Securities                              How we use them
------------------------------ ----------------- ---------------- -----------------
                               Delaware          Delaware         Delaware
                               Aggressive        Moderate         Conservative
                               Allocation        Allocation       Allocation
                               Portfolio         Portfolio        Portfolio
------------------------------ ----------------- ---------------- -----------------
Fixed-income funds or          5% to 35% of      25% to 55% of    45% to 75% of
fixed-income securities may    Assets            Assets           Assets
include Delaware
Investments(R) Funds in the    Each Portfolio may invest in one or more of the
fixed-income asset class or    mutual funds listed below.
individual fixed-income
securities.

------------------------------ ----------------------------------------------------
Delaware Core Plus Bond Fund*  Delaware Core Plus Bond Fund seeks long-term total return consistent with reasonable risk.

------------------------------ ----------------------------------------------------
Delaware Corporate Bond Fund   Delaware Corporate Bond Fund seeks total return.
                               It invests primarily in investment-grade corporate
                               bonds of intermediate duration (between four and
                               seven years).

------------------------------ ----------------------------------------------------
Delaware Delchester Fund       Delaware Delchester Fund seeks total return and,
                               as a secondary objective high current income. It
                               invests primarily in high yield, higher risk
                               corporate bonds, commonly known as "junk bonds."

------------------------------ ----------------------------------------------------
Delaware Extended Duration     Delaware Extended Duration Bond Fund seeks total
Bond Fund                      return. It invests primarily in investment-grade
                               corporate bonds of relatively longer duration
                               (between eight and 11 years).

------------------------------ ----------------------------------------------------
Delaware High-Yield            Delaware High-Yield Opportunities Fund seeks total
Opportunities Fund             return and, as a secondary objective, high current
                               income. It invests primarily in high yield, higher
                               risk corporate bonds, commonly known as "junk
                               bonds."

------------------------------ ----------------------------------------------------
Delaware Limited-Term          Delaware Limited-Term Government Fund seeks a high
Government Fund                stable level of income, while attempting to
                               minimize fluctuations in principal and provide
                               maximum liquidity. It invests primarily in short
                               and intermediate-term, fixed-income securities
                               issued or guaranteed by the U.S. government as
                               well as instruments backed by those securities.

------------------------------ ----------------- ---------------- -----------------
Money market funds or money    0 to 35% of       0 to 35% of      0 to 35% of
market securities may          Assets            Assets           Assets
include Delaware Cash
Reserve Fund, a money market
fund, individual money
market securities or
repurchase agreements.

------------------------------ ----------------------------------------------------
Delaware Cash Reserve Fund     Delaware Cash Reserve Fund seeks maximum current
                               income, while preserving principal and maintaining
                               liquidity. As a money market fund, it invests in
                               highly liquid money market instruments.

------------------------------ ----------------------------------------------------
Repurchase agreements:  An     We may use overnight repurchase agreements to
agreement between a buyer,     invest cash prior to investing it in other funds
such as a Portfolio, and       or securities, or for temporary defensive
seller of securities, in       purposes.  We will only enter into repurchase
which the seller agrees to     agreements in which the collateral is comprised of
buy the securities back        U.S. government securities.
within a specified time at
the same price the buyer
paid for them, plus an
amount equal to an agreed
upon interest rate.
Repurchase agreements are
often viewed as equivalent
to cash.

------------------------------ ----------------------------------------------------

* Prior to January 31, 2007,  Delaware Core Plus Bond Fund was known as Delaware
American Government Bond Fund.

                                       13

How we manage the Portfolios (continued)

------------------------------ ----------------------------------------------------
         Securities                              How we use them
------------------------------ ----------------- ---------------- -----------------
                               Delaware          Delaware         Delaware
                               Aggressive        Moderate         Conservative
                               Allocation        Allocation       Allocation
                               Portfolio         Portfolio        Portfolio
------------------------------ ----------------- ---------------- -----------------
International equity funds     10% to 30% of     5% to 20% of     0 to 10% of
or international equity        Assets            Assets           Assets
securities may include
Delaware Investments(R) Funds  Each Portfolio may invest in one or more of the
in the international equity    mutual funds listed below.
asset class or individual
international equity
securities.

------------------------------ ----------------------------------------------------
Delaware Emerging Markets      Delaware Emerging Markets Fund seeks long-term
Fund                           capital appreciation.  It invests primarily in
                               equity securities of companies located in
                               under-developed, emerging market countries.

------------------------------ ----------------------------------------------------
Delaware International Value   Delaware International Value Equity Fund seeks
Equity Fund                    long-term growth without undue risk to principal.
                               It invests primarily in equity securities of
                               companies located in developed market countries
                               that provide the potential for capital
                               appreciation that are believed to be undervalued.

------------------------------ ----------------------------------------------------
Delaware Global Value Fund*    Delaware Global Value Fund seeks long-term capital
                               appreciation.  It invests primarily in equity
                               securities of companies located in developed
                               countries that are believed to be undervalued.

------------------------------ ----------------------------------------------------
Other types of securities
which may be held by the
Portfolios.

------------------------------ ----------------------------------------------------
Options and futures: Options   We might use options or futures to gain exposure
represent a right to buy or    to a particular market segment without purchasing
sell a security or group of    individual funds or securities in that segment.
securities at an agreed upon   We might use this approach if we had excess cash
price at a future date. The    that we wanted to invest quickly or to make an
purchaser of an option may     investment without disrupting one of the other
or may not choose to go        Delaware Investments(R) Funds.
through with the
transaction; the seller of     We might also use options or futures to neutralize
an option must go through      the effect of potential price declines without
with the transaction if the    selling securities.
option is exercised.
                               Use of these strategies can increase the operating
Futures contracts are          costs of the Portfolios and can lead to loss of
agreements for the purchase    principal.
or sale of a security or
group of securities at a
specified price, on a
specified date.  Unlike an
option, a futures contract
must be executed unless it
is sold before the
settlement date.

Options and futures are
generally considered to be
derivative securities.

------------------------------ ----------------------------------------------------

* Prior to March 31,  2006,  Delaware  Global  Value Fund was known as  Delaware
International Small Cap Value Fund.

                                       14

Borrowing from banks
We may borrow  money from banks as a  temporary  measure  for  extraordinary  or emergency  purposes  or to  facilitate  redemptions.  We will be required to pay interest  to the lending  bank on the amount  borrowed.  As a result,  borrowing money  could  result in the  Portfolios  being  unable to meet their  investment objectives.

Temporary defensive positions
In response to unfavorable market conditions,  we may make temporary investments in bonds,  cash or cash equivalents and may allocate 100% of their net assets to
Delaware Cash Reserve Fund. To the extent that we hold these securities,  we may be unable to achieve a Portfolio's objective.

Portfolio turnover
Though we anticipate that each of the Portfolios  will have an annual  portfolio turnover of less than 100%,  some of the funds that the Portfolios may invest in have turnover  rates greater than 100%. A turnover rate of 100% would occur if a fund sold and replaced  securities  valued at 100% of its net assets  within one year.  A high rate of  portfolio  turnover in the  individual  funds held by the
Portfolios may increase brokerage  commissions paid and could generate taxes for shareholders as realized investment gain.

More about the Portfolios

Guidelines for purchasing and redeeming shares of other Delaware  Investments(R)
Funds

Following is important  information about how the Portfolios operate,  which you should consider when evaluating the Portfolios.

o    Each  Portfolio  will invest in the  institutional  class shares of certain
     Delaware  Investments(R)  Funds.  When  investing in Delaware  Cash Reserve
     Fund,  Class A will be used.  This means the  Portfolios  will pay no sales charges  or  12b-1  distribution  fees  on any of the  shares  of  Delaware
     Investments(R) Funds that they purchase.

o    Each Portfolio will bear its proportionate  share of fees and expenses that apply to the  institutional  classes of the Delaware  Investments(R)  Funds they hold.

o    Any performance  reported for the Portfolios will include the impact of all fund expenses, whether they are related to the Portfolios or the underlying funds they invest in.

o    We have adopted Asset  Allocation  Guidelines  for our purchase and sale of other  Delaware  Investments(R)  Funds.  If the  Manager of the  Portfolios
     anticipates  that a purchase or  redemption  will  disrupt  the  investment strategies  of an  underlying  fund,  the  Manager  will  confer  with  the portfolio  managers  of that  fund to  determine  how to  minimize  adverse effects on both funds.  Such steps might include  staggering the timing and amounts of the transactions.  As a result, the Portfolios might not be able to purchase or redeem shares of other Delaware  Investments(R) Funds at the time or in the amounts that the Manager would otherwise prefer.  This could decrease the total return or increase the volatility of each Portfolio.

o    Because many Delaware  Investments(R)  Funds are managed  independently  by different individuals or investment teams, there is no overall coordination of purchases and sales of individual securities.  Therefore, it is possible that one of the funds  held by a  Portfolio  or the  Portfolios  themselves might be acquiring  securities  at the same time  another is selling  them.
     This could increase transaction costs.

                                       15

How we manage the Portfolios (continued)

The risks of investing in the Portfolios
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you invest in the  Portfolios  you should  carefully  evaluate the risks.  Because of the nature of the Portfolios, you should consider your investment to be a long-term  investment that typically provides  the best  results  when held for a number of  years.  The table  below describes  the  principal  risks you assume when  investing  in the  Portfolios.
Please see the Statement of Additional  Information (SAI) for further discussion of these risks and other risks not discussed here.

------------------------------ ----------------------------------------------------
            Risks              Degree to which the Portfolios are subject to this
                                                    risk and
                                        How we strive to manage the risk
------------------------------ ----------------- ---------------- -----------------
                               Delaware          Delaware         Delaware
                               Aggressive        Moderate         Conservative
                               Allocation        Allocation       Allocation
                               Portfolio         Portfolio        Portfolio
------------------------------ ----------------------------------------------------
Market risk is the risk that   Most of the underlying Delaware Investments(R) Funds
all or a majority of the       and the Portfolios themselves are subject to this
securities in a certain        risk. In all Portfolios, we generally maintain a
market -- like the stock or    long-term investment approach and focus on
bond market -- will decline    securities we believe can appreciate over an
in value because of factors    extended time frame regardless of interim market
such as economic conditions,   fluctuations. Though we may hold securities for
future expectations or         any amount of time, we generally do not trade for
investor confidence.           short-term purposes.

                               Each Portfolio may hold a substantial part of its
                               assets in cash or cash equivalents as a temporary,
                               defensive strategy.

------------------------------ ----------------------------------------------------
Industry risk is the risk      Most of the underlying Delaware Investments(R) Funds
that the value of securities   and the Portfolios themselves are subject to these
in a particular industry       risks.  Delaware REIT Fund is particularly
will decline because of        sensitive to changes in the real estate market.
changing expectations for      The underlying funds generally hold a number of
the performance of that        different securities spread across various
industry.                      sectors. The Portfolios also follow a rigorous
                               selection process before choosing securities and
Security risk is the risk      continually monitor them while they remain
that the value of an           invested.  This, combined with the fact that the
individual stock or bond       Portfolios will hold at least four different
will decline because of        Delaware Investments(R) Funds, typically
changing expectations for      representing different asset classes, should help
the performance of the         to reduce industry and security risk.
individual company issuing
the stock or bond.

------------------------------ ----------------------------------------------------
Small company risk is the      Several of the International Equity and U.S.
risk that prices of smaller    Equity funds are subject to this risk.  These
companies may be more          Funds maintain well-diversified portfolios, select
volatile than larger           stocks carefully and monitor them continually.  In
companies because of limited   determining the asset allocation for the
financial resources or         Portfolios, the Manager will evaluate the current
dependence on narrow product   risk and reward potential of small-cap stocks and
lines.                         make allocation decisions accordingly.

                               The Aggressive    The Moderate      The
                               Allocation        Allocation        Conservative
                               Portfolio will    Portfolio will    Allocation
                               generally have    have moderate     Portfolio will
                               significant       exposure to       generally have
                               exposure to       this risk.        less exposure
                               this risk, due                      to this risk
                               to its greater                      due to its
                               emphasis on                         reduced
                               equities.                           emphasis on
                                                                   equity
                                                                   securities.
------------------------------ ----------------------------------------------------

                                       16

------------------------------ ----------------------------------------------------
            Risks              Degree to which the Portfolios are subject to this
                                                    risk and
                                        How we strive to manage the risk
------------------------------ ----------------- ---------------- -----------------
                               Delaware          Delaware         Delaware
                               Aggressive        Moderate         Conservative
                               Allocation        Allocation       Allocation
                               Portfolio         Portfolio        Portfolio
------------------------------ ----------------------------------------------------
Interest rate risk is the      This is generally the most significant risk for
risk that securities will      Fixed-Income funds.  In striving to manage this
decrease in value if           risk, Managers of Delaware Investments(R)
interest rates rise. The       Fixed-Income funds will typically monitor economic
risk is generally associated   conditions and the interest rate environment.
with bonds; however, because   They will also usually keep the average maturity
smaller companies often        of a fund as short as is prudent, in keeping with
borrow money to finance        the individual fund's investment objective.
their operations, they may
be adversely affected by       The Delaware Investments(R) Funds listed above that
rising interest rates.         are subject to small company risk may also be
                               subject to this risk. The Managers of these Funds
                               consider the potential effect that rising interest
                               rates might have on a stock before the stock is
                               purchased.

                               The Aggressive    The Moderate     For the
                               Allocation        Allocation       Conservative
                               Portfolio will    Portfolio will   Allocation
                               generally have    generally have   Portfolio, this
                               moderate          moderate         is a
                               exposure to       exposure to      significant
                               this risk due     this risk.       risk due to its
                               to its lesser     Though it will   substantial
                               emphasis on       have a           allocation to
                               fixed-income      fixed-income     fixed-income
                               funds and         allocation and   funds and
                               securities.       holdings of      securities.
                               Though it will    small
                               have holdings     companies,
                               of small          these may be
                               companies,        balanced by
                               these may be      equity
                               balanced by       holdings of
                               equity holdings   larger
                               of larger         companies.
                               companies.

------------------------------ ----------------------------------------------------
Credit risk is the risk that   Each of the Delaware Investments(R) Funds investing
a bond's issuer might be       primarily in fixed-income securities is subject to
unable to make timely          some degree of credit risk. This is less
payments of interest and       substantial for high-quality, government-oriented
principal.                     funds and more significant for funds that invest
                               in lower quality bonds.
Investing in so-called
"junk" or "high yield" bonds
entails greater risk of
principal loss than the risk
involved in investment grade
bonds.

                               For the           For the          For the
                               Aggressive        Moderate         Conservative
                               Allocation        Allocation       Allocation
                               Portfolio, this   Portfolio,       Portfolio, this
                               is a less         this is a        may be a
                               significant       moderate risk.   significant
                               risk due to its   Though it        risk because
                               reduced           probably will    the Portfolio
                               emphasis on       invest in high   may have a
                               fixed-income      yield bond       substantial
                               securities.       funds, these     allocation to
                                                 holdings may     high yield bond
                                                 be balanced by   funds.
                                                 an allocation
                                                 to U.S. Equity
                                                 funds or
                                                 higher-quality
                                                 bond funds.
------------------------------ ----------------- ---------------- -----------------

                                       17

How we manage the Portfolios (continued)

------------------------------ ----------------------------------------------------
            Risks              Degree to which the Portfolios are subject to this
                                                    risk and
                                        How we strive to manage the risk
------------------------------ ----------------- ---------------- -----------------
                               Delaware          Delaware         Delaware
                               Aggressive        Moderate         Conservative
                               Allocation        Allocation       Allocation
                               Portfolio         Portfolio        Portfolio
------------------------------ ----------------------------------------------------
Prepayment risk is the risk    Prepayment risk can be a significant risk to
that the principal on a bond   fixed-income funds that have a large percentage of
that is held by a fund will    holdings in mortgage securities.  In order to
be prepaid prior to maturity   manage this risk, when we think interest rates are
at a time when interest        low, or that rates will be declining, Managers of
rates are lower than what      these funds typically look for mortgage securities
that bond was paying. A fund   that they believe are less likely to be prepaid.
would then have to reinvest    The Portfolios will be more or less subject to
that money at a lower          this risk depending on how much they have
interest rate.                 allocated to Delaware Investments(R) Funds that hold
                               a large percentage of mortgage securities.

                               For the           For the          For the
                               Aggressive        Moderate         Conservative
                               Allocation        Allocation       Allocation
                               Portfolio there   Portfolio        Portfolio, this
                               is low exposure   there is         could be a
                               to this risk      relatively low   significant
                               due to a          exposure to      risk due to its
                               reduced           this risk, due   greater focus
                               emphasis on the   to its           on the
                               fixed-income      balanced         fixed-income
                               asset class.      approach and     asset class.
                                                 allocation to
                                                 equity
                                                 securities.

------------------------------ ----------------------------------------------------
Futures and options risk is    Each of the Portfolios and many of the Delaware
the possibility that a fund    Investments(R) Funds may use options and futures for
may experience a loss if it    defensive purposes, such as to protect gains in
employs an options or          the portfolio without actually selling a security,
futures strategy related to    or to gain exposure to a particular market segment
a security or a market index   without purchasing individual securities in the
and that security or index     segment.
moves in the opposite
direction from what the
Manager anticipated.
Futures and options also
involve additional expenses,
which could reduce any
benefit or increase any loss
that the fund gains from
using the strategy.

------------------------------ ----------------------------------------------------
Foreign risk is the risk       Many of the Delaware Investments(R) Funds invest
that foreign securities may    some or all of their assets in foreign
be adversely affected by       securities.  Though each of the Portfolios may
political instability,         invest in international funds or international
changes in currency exchange   securities, they only may invest a limited portion
rates, inefficient markets,    of their net assets in international funds as
foreign economic conditions,   described below.  Holding both international and
lack of information or         domestic securities in a well-allocated portfolio
inadequate regulatory and      may actually help to reduce overall portfolio risk
accounting standards.          since these types of securities may experience
                               different performance cycles.

                               The Aggressive    The Moderate     The
                               Allocation        Allocation       Conservative
                               Portfolio has     Portfolio has    Allocation
                               moderate          moderate         Portfolio has
                               exposure to       exposure to      low exposure to
                               this risk,        this risk,       this risk
                               since             since            because
                               international     international    international
                               holdings may      holdings may     holdings are
                               range from 10%    range from 5%    limited to 10%
                               to 30% of net     to 20% of net    of net assets.
                               assets.           assets.
------------------------------ ----------------- ---------------- -----------------

                                       18

------------------------------ ----------------------------------------------------
            Risks              Degree to which the Portfolios are subject to this
                                                    risk and
                                        How we strive to manage the risk
------------------------------ ----------------- ---------------- -----------------
                               Delaware          Delaware         Delaware
                               Aggressive        Moderate         Conservative
                               Allocation        Allocation       Allocation
                               Portfolio         Portfolio        Portfolio
------------------------------ ----------------------------------------------------
Emerging markets risk is the   Several of the International Equity funds are
possibility that the risks     subject to this risk. These funds carefully select
associated with                securities within emerging markets and strive to
international investing will   consider all relevant risks associated with an
be greater in emerging         individual company. When deciding how much to
markets than in more           allocate to these funds, the Portfolios' Manager
developed foreign markets      will consider whether the potential rewards of
because, among other things,   investing in these funds outweigh the potential
emerging markets may have      risks.
less stable political and
economic environments.         The Aggressive    The Moderate     The
                               Allocation        Allocation       Conservative
                               Portfolio has     Portfolio has    Allocation
                               moderate          moderate         Portfolio has
                               exposure to       exposure to      low exposure to
                               this risk,        this risk,       this risk
                               since             since            because
                               international     international    international
                               holdings may      holdings may     holdings are
                               range from 10%    range from 5%    limited to 10%
                               to 30% of net     to 20% of net    of net assets.
                               assets.           assets.

------------------------------ ----------------------------------------------------
Currency risk is the risk      Each of the international equity funds is subject
that the value of a fund's     to this risk and may try to hedge currency risk by
investments may be             purchasing foreign currency exchange contracts.
negatively affected by         By agreeing to purchase or sell foreign securities
changes in foreign currency    at a pre-set price on a future date, the
exchange rates.  Adverse       International Equity funds strive to protect the
changes in exchange rates      value of the securities they own from future
may reduce or eliminate any    changes in currency rates.  The International
gains produced by              Equity funds will use forward currency exchange
investments that are           contracts only for defensive measures, not to
denominated in foreign         enhance portfolio returns.  However, there is no
currencies and may increase    assurance that a strategy such as this will be
any losses.                    successful.

                               The Aggressive    The Moderate     The
                               Allocation        Allocation       Conservative
                               Portfolio has     Portfolio has    Allocation
                               moderate          moderate         Portfolio has
                               exposure to       exposure to      minimal
                               this risk,        this risk,       exposure to
                               since             since            this risk
                               international     international    because
                               holdings may      holdings may     international
                               range from 10%    range from 5%    holdings are
                               to 30% of net     to 20% of net    limited to 10%
                               assets.           assets.          of net assets.

------------------------------ ----------------- ---------------- -----------------

                                       19

How we manage the Portfolios (continued)

------------------------------ ----------------------------------------------------
            Risks              Degree to which the Portfolios are subject to this
                                                    risk and
                                        How we strive to manage the risk
------------------------------ ----------------- ---------------- -----------------
                               Delaware          Delaware         Delaware
                               Aggressive        Moderate         Conservative
                               Allocation        Allocation       Allocation
                               Portfolio         Portfolio        Portfolio
------------------------------ ----------------------------------------------------
Non-diversified risk:          Each of the Portfolios, as well as several of the
Non-diversified funds have     Delaware Investments(R) Funds they may hold, are
the flexibility to invest as   non-diversified funds subject to this risk.
much as 50% of their assets    Nevertheless, we typically hold shares of at least
in as few as two issuers,      four different Delaware Investments(R) Funds, which
provided no single issuer      in turn hold a number of securities representing a
accounts for more than 25%     variety of different issuers or industry sectors.
of the portfolio.  The         Though we are technically subject to
remaining 50% of the           non-diversified risk, we do not believe it will
portfolio must be              have a substantial impact on the Portfolios.
diversified so that no more
than 5% of a fund's assets
is invested in the
securities of a single
issuer. When a fund invests
its assets in fewer issuers,
the value of fund shares may
increase or decrease more
rapidly than if the fund
were fully diversified.

------------------------------ ----------------------------------------------------
Liquidity risk is the          Each of the Portfolio's exposure to illiquid
possibility that securities    securities is limited to 15% of net assets.  For
cannot be readily sold,        each of the Delaware Investments(R) Funds, exposure
within seven days, at          to illiquid securities is limited to 10% or 15% of
approximately the price at     net assets.
which a fund has valued them.
------------------------------ ----------------------------------------------------

Disclosure of portfolio holdings information
A description of the  Portfolios'  policies and  procedures  with respect to the
disclosure  of  the  Portfolios'   portfolio  securities  is  available  in  the
Portfolios' SAI.

                                       20

Who manages the Portfolios

Investment manager
The  Portfolios  are managed by Delaware  Management  Company (the  Manager),  a series of Delaware Management Business Trust, which is an indirect subsidiary of
Delaware Management  Holdings,  Inc. The Manager manages each Portfolio's assets by allocating a Portfolio's assets among the Delaware  Investments(R) Funds. The management  services  include  monitoring the Delaware  Investments(R)  Funds in order to determine  whether they are investing  their assets in a manner that is consistent  with the asset classes  targeted for  investment by each  Portfolio.
Delaware  Management  Company also oversees the Portfolios' direct investment in
securities,   manages  the  Portfolios'  business  affairs  and  provides  daily administrative  services.  For its services to the  Portfolios,  the Manager was paid no fees for the last fiscal  year for the  Delaware  Aggressive  Allocation
Portfolio,  Delaware  Moderate  Allocation  Portfolio and Delaware  Conservative
Allocation Portfolio, respectively, due to expense limitations in effect for the
Portfolios.

A discussion of the basis for the Board of Trustees' approval of the Portfolios'
investment  advisory  contract is available in the Portfolios'  annual report to shareholders for the period ended September 30, 2006.

Portfolio managers
Patrick P. Coyne assumed primary responsibility for making day-to-day investment decisions for the Portfolios on May 7, 2004.  When making  investment  decisions for each  Portfolio,  Mr. Coyne  regularly  consults with  Christopher S. Adams,
Francis X. Morris, Michael S. Morris and Donald G. Padilla.

Patrick P. Coyne, President - Delaware Management Holdings, Inc.
Mr.  Coyne  is  president  of  Delaware  Management  Holdings,   Inc.  (Delaware
Investments).   He  also  serves  as  the  managing  director,  head  of  equity investments,  and leads the investment team  overseeing the Delaware  Foundation
Funds,  asset  allocation  funds  sponsored by Delaware  Investments and Lincoln
Financial  Group.  Mr.  Coyne  joined  Delaware  Investments  in 1989,  where he initially co-managed  portfolios and traded securities for the company's nuclear decommissioning  trust clients.  He led the firm's  municipal and  tax-efficient fixed income  investments  teams from 1996 to 2004,  and in January 2003, he was appointed managing director and co-head of the fixed income department.

Mr.  Coyne  began his career with  Kidder  Peabody,  where he managed the firm's
Philadelphia  trading desk. He has lectured on securities  trading and portfolio management at the Philadelphia  Bond Club, and he is a corporate  trustee of the
Philadelphia  Museum of Art.  Mr.  Coyne  graduated  with  honors  from  Harvard
University  with a bachelor's  degree in European  history and classics,  and he earned an MBA with a  concentration  in finance  from The Wharton  School of the
University of Pennsylvania.

Christopher S. Adams,  CFA, Vice  President,  Portfolio  Manager,  Senior Equity
Analyst
Mr. Adams,  who joined Delaware  Investments in 1995, is a portfolio  manager on the firm's Core Equity team. He also  performs  analysis and research to support the portfolio  management  function.  From 1995 to 1998, he served as the firm's vice president,  strategic planning. Prior to joining Delaware Investments,  Mr.
Adams  had  approximately  10  years of  experience  in the  financial  services industry in the U.S. and U.K.,  including positions with Coopers & Lybrand,  The
Sumitomo Bank, Bank of America, and Lloyds Bank. Mr. Adams holds both bachelor's and master's degrees in history and economics from Oxford  University,  England, and  received  an MBA with dual  concentrations  in finance  and  insurance/risk management from The Wharton School of the University of Pennsylvania.  Mr. Adams
is a director and past president of the CFA Society of Philadelphia.

Francis X. Morris, Senior Vice President, Chief Investment Officer - Core Equity
Mr.  Morris  joined  Delaware  Investments  in 1997 and is  currently  the chief investment officer for Core Equity  investments.  Prior to joining the firm, Mr.
Morris  served as vice  president  and director of equity  research at PNC Asset
Management. He received a bachelor's degree from Providence College and holds an
MBA from Widener  University.  Mr. Morris is a past president of the CFA Society of  Philadelphia  and is a member of the CFA  Institute.  In  addition,  he is a former officer of the National Association of Petroleum Investment Analysts.

                                       21

Who manages the Portfolios (continued)

Portfolio managers (continued)

Michael S. Morris, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Mr. Morris,  who joined Delaware  Investments in 1999, is a portfolio manager on the firm's Core Equity team. He also  performs  analysis and research to support the  portfolio  management  function.  Prior to joining the firm, he worked as a senior equity analyst at Newbold's Asset Management,  covering financial stocks.
Mr. Morris began his investment  career in 1993 at Ohio Casualty.  He earned his bachelor's  degree  in  finance  from  Indiana  University  and  an  MBA  with a
concentration   in  finance  from  The  Wharton  School  of  the  University  of
Pennsylvania. He is a member of the Bank and Financial Analysts Association.

Donald G. Padilla, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Mr. Padilla joined Delaware Investments in 1994 and is a member of the portfolio construction group within the firm's Core Equity team. He also performs analysis and research to support the portfolio  management  function.  Mr. Padilla joined
Delaware Investments as an assistant controller in the firm's treasury function, responsible  for  managing  corporate  cash  investments,  developing  financial models,  and  overseeing  the  financial  operations  of the Lincoln Life 401(k)
annuities  segment.  Prior to  joining  Delaware  Investments,  he held  various positions at The  Vanguard  Group.  Mr.  Padilla  holds a  bachelor's  degree in accounting  from  Lehigh  University,  and he is a member of the CFA  Society of
Philadelphia.

The SAI for the Portfolios provides additional  information about each portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Portfolios.

Manager of managers structure
The  Portfolios  and the  Manager  have  received  an  exemptive  order from the
Securities and Exchange  Commission (SEC) to operate under a manager of managers structure that permits the Manager,  with the approval of the Board of Trustees, to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially  amend  and  terminate  sub-advisory  agreements  on  behalf  of  the
Portfolios  without  shareholder  approval (the Manager of Managers  Structure).
Under the Manager of Manager Structure, the Manager has ultimate responsibility, subject to oversight by the  Portfolios'  Board,  for overseeing the Portfolios'
sub-advisors  and  recommending  to  the  Board  their  hiring,  termination  or replacement.  The SEC order does not apply to any sub-advisor that is affiliated with the Portfolios or the Manager.  While the Manager does not currently expect to use the Manager of Managers  Structure  with respect to the  Portfolios,  the
Manager may, in the future, recommend to the Portfolios' Board the establishment of the Manager of Managers  Structure by recommending  the hiring of one or more sub-advisors to manage all or a portion of the Portfolios' portfolio.

The Manager of Managers Structure enables the Portfolios to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall  management  and advisory fees payable by the Portfolios without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       22

Who's who?
This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS(R) FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                  The Portfolios                    Brooklyn, NY 11245

                                   Distributor                              Service agent
                                   Delaware Distributors, L.P.              Delaware Service Company, Inc.
                                   2005 Market Street                       2005 Market Street
                                   Philadelphia, PA 19103-7094              Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
Portfolio managers
(see page 21 for details)
                                                            Shareholders

Board of Trustees   A mutual fund is governed by a board of  trustees, which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's investment manager and distributor.  However,  the Portfolios rely on certain  exemptive rules adopted by the SEC that require their Board of Trustees to be comprised of a majority of such independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian    Mutual funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor   Most mutual  funds  continuously  offer new  shares to the  public through  distributors  who are  regulated as  broker/dealers  and are subject to
National  Association of Securities Dealers,  Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler    Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily  responsible  for  promoting  the  sale of  Portfolio  shares  through broker/dealers, financial advisors and other financial intermediaries.

Service agent   Mutual fund companies employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       23

About your account

Investing in the Portfolios

Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover IRAs from such plans;

o    tax-exempt  employee  benefit  plans  of  the  Portfolios'  Manager  or its affiliates and of securities dealer firms with a selling agreement with the distributor (Distributor);

o    institutional  advisory  accounts  (including  mutual funds  managed by the
     Portfolios'  Manager)  and  clients of  Delaware  Investment  Advisers,  an affiliate  of the  Manager,  or its  affiliates,  as well  as the  clients'
     affiliates and their corporate sponsors, related employee benefit plans and rollover IRAs, of, or from, such institutional advisory accounts;

o    a bank, trust company and similar financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; or

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted  to  the  advisor  for  investment  purposes.  Use of
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients.

Payments to intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Portfolios)  to certain  affiliated or  unaffiliated  brokers,  dealers or other financial intermediaries (Financial  Intermediaries) in connection with the sale or retention of fund shares and/or shareholder  servicing,  including  providing the  Portfolios  with  "shelf  space"  or a higher  profile  with the  Financial
Intermediary's   consultants,   sales   persons  and   customers   (distribution
assistance).  The level of payments made to a qualifying Financial  Intermediary in any given year will vary.  To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates  to  pay  other  promotional  incentives  or  payments  to  Financial
Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over the other  investment  options.  In addition,  depending on the  arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the net asset value (NAV) or the price of the Portfolios' shares.

For more information, please see the Portfolios' SAI.

                                       24

How to buy shares

[GRAPHIC OMITTED]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the
Portfolio  and class of shares you wish to  purchase,  to Delaware  Investments,
P.O.  Box  219656,  Kansas  City,  MO  64121-9656.  If you are making an initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

[GRAPHIC OMITTED]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the  Portfolio  and class of shares in which you want to invest.  If you are making an initial  purchase by wire,  you must first call us at 800 362-7500 so we can assign you an account number.

[GRAPHIC OMITTED]

By exchange
You  can  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however,  that you may not exchange your shares for Class B, Class
C or Class R shares.  To open an account by exchange,  call your Client Services
Representative at 800 362-7500.

[GRAPHIC OMITTED]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a
Portfolio's NAV. If your order is received after the close of regular trading on the NYSE,  you will pay the next business day's price. A business day is any day that the NYSE is open for  business  (Business  Day).  We  reserve  the right to reject any purchase order.

We determine the NAV per share for each class of each  Portfolio at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of each  Portfolio is calculated by  subtracting  the  liabilities of each class from its total assets and dividing the  resulting  number by the number of shares  outstanding  for that class.  We generally  price  securities  and other assets for which market  quotations are readily available at their market value.
We price any fixed-income  securities on the basis of valuations  provided to us by an  independent  pricing  service that uses methods  approved by the Board of
Trustees. We price any fixed-income securities that have a maturity of less than
60 days at  amortized  cost,  which  approximates  market  value.  For all other securities,  we use methods  approved by the Board of Trustees that are designed to price securities at their fair market value.

                                       25

About your account (continued)

Fair valuation
When a Portfolio uses fair value  pricing,  it may take into account any factors
it  deems  appropriate.   A  Portfolio  may  determine  fair  value  based  upon
developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S.  sector or broader stock market  indices.  The price of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective  judgments and it is possible that the fair value  determined  for a security is  materially  different  than the value that could be realized upon the sale of that security.

To the extent a portion of a  Portfolio's  assets are  invested in other  mutual funds, a Portfolio's  NAV is calculated  based upon the NAVs of the mutual funds in which a Portfolio  invests.  The  prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effect of using fair value pricing.

The  Portfolios  anticipate  using fair value pricing for  securities  primarily traded on U.S.  exchanges  only under very  limited  circumstances,  such as the early  closing of the  exchange on which a security is traded or  suspension  of trading  in the  security.  The  Portfolios  may use  fair  value  pricing  more frequently for securities  primarily traded in non-U.S.  markets because,  among other things,  most foreign markets close well before the Portfolios value their securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that significant  events,  including broad market moves, may have occurred in the interim. To account for this, the Portfolios may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools, to the extent available.

Subject  to  the  Board's   oversight,   the  Portfolios'  Board  has  delegated
responsibility for valuing each Portfolio's assets to a Pricing Committee of the
Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another member  of your  household,  we  send  your  household  one  copy of the  Fund's prospectus  and annual and  semiannual  reports to that  address  unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with  the  Portfolios.  We will  continue  to  send  one  copy of each of  these documents  to your  household  until  you  notify  us that you  wish to  receive individual materials.  If you wish to receive individual materials,  please call our  Shareholder  Service Center at 800 523-1918 or your financial  advisor.  We will begin  sending  your  individual  copies of these  documents  30 days after receiving your request.

How to redeem shares

[GRAPHIC OMITTED]

By mail
You can redeem your shares  (sell them back to a  Portfolio)  by mail by writing to:  Delaware  Investments,  P.O. Box 219656,  Kansas City, MO  64121-9656.  All
owners  of the  account  must sign the  request.  For  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8990. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

[GRAPHIC OMITTED]

By telephone
You can redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

                                       26

[GRAPHIC OMITTED]

By wire
You can redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED]

Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular  trading on the NYSE,  you will  receive the NAV next determined  on the next  Business  Day.  You may also  have to pay  taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next
Business Day, but no later than seven days after we receive your request to sell your  shares.  If you  purchased  your shares by check,  we will wait until your check has cleared,  which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account  balance falls below $250,  your Portfolio may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware  Investments(R) Fund. If you exchange shares to a fund that has a sales  charge you will pay any  applicable  sales  charge on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange  shares,  you are  purchasing  shares in another fund, so you should be sure to get a copy of the fund's  Prospectus and read it carefully before buying shares through an exchange.  You may not exchange your shares for Class B, Class
C or Class R shares of another Delaware  Investments(R)  Fund. We may refuse the purchase  side  of any  exchange  request,  if,  in the  Manager's  judgment,  a
Portfolio  would  be  unable  to  invest  effectively  in  accordance  with  its investment objective and policies or would otherwise be adversely affected.

Frequent trading of Portfolio shares
Each  Portfolio  discourages  purchases  by market  timers and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be rejected.  The  Portfolios'  Board of Trustees has adopted policies and procedures  designed to detect,  deter and prevent trading activity detrimental to the Portfolios and their shareholders, such as market timing. The
Portfolios  will  consider  anyone  who  follows a pattern  of market  timing in another Delaware  Investments(R) Fund or Optimum Fund Trust to be a market timer and may consider  anyone who has followed a similar  pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market timing has occurred,  a Portfolio  will consider short-term roundtrips to include rapid purchases and sales of Portfolio shares  through the exchange  privilege.  Each  Portfolio  reserves the right to consider other trading patterns to be market timing.

Your ability to use a Portfolio's  exchange  privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange  order.  Each Portfolio  reserves the right to restrict or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of a Portfolio's  market timing policy are not necessarily deemed accepted by a Portfolio and may be rejected by a Portfolio on the next Business Day following receipt by a Portfolio.

                                       27

About your account (continued)

Frequent trading of Portfolio shares (continued)

Redemptions  will  continue to be permitted in accordance  with the  Portfolios'
current  Prospectus.  A redemption of shares under these  circumstances could be costly to a shareholder if, for example,  the shares have declined in value, the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred  sales  charge,   or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Portfolio shares and avoid frequent trading in
Portfolio shares.

Each  Portfolio  reserves  the right to modify this  policy at any time  without notice, including modifications to the Portfolios' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation  of this  policy  involves  judgments  that  are  inherently  subjective  and may be selectively  applied,  we seek to  make  judgments  and  applications  that  are consistent  with the interests of the  Portfolios'  shareholders.  While we will take  actions  designed to detect and  prevent  market  timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the  Portfolios'  market timing  policy does not require the  Portfolios to take action in response to frequent  trading  activity.  If a Portfolio elects not to take any action in response  to  frequent  trading,  such  frequent  trading and market timing activity could continue.

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders  that  engage  in  rapid  purchases  and  sales or  exchanges  of a
Portfolio's  shares  dilute the value of shares held by long-term  shareholders.
Volatility  resulting  from  excessive  purchases  and  sales  or  exchanges  of
Portfolio  shares,  especially  involving  large  dollar  amounts,  may  disrupt efficient portfolio management.  In particular,  a Portfolio may have difficulty implementing its long-term  investment  strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Portfolio's shares may also force the Portfolio to sell portfolio  securities at  inopportune  times to raise cash to accommodate  short-term  trading  activity.  This could  adversely affect a Portfolio's  performance if, for example,  a Portfolio incurs increased brokerage costs and  realization of taxable capital gains without  attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a Portfolio's  NAV calculation may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

Transaction  monitoring  procedures Each Portfolio,  through its transfer agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Portfolio shares.  This monitoring  process involves several factors, which include  scrutinizing  transactions in Portfolio  shares for violations of the  Portfolios'  market  timing  policy  or other  patterns  of  short-term  or excessive trading. For purposes of these transaction monitoring procedures,  the
Portfolios  may  consider  trading  activity by multiple  accounts  under common ownership,  control,  or  influence  to be trading by a single  entity.  Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

                                       28

Omnibus  account  arrangements  are  common  forms  of  holding  shares  of  the
Portfolios,  particularly  among  certain  brokers/dealers  and other  financial intermediaries,  including  sponsors of retirement plans and variable  insurance products.  The Portfolios will attempt to apply their  monitoring  procedures to these omnibus accounts and to the individual  participants in such accounts.  In an effort to  discourage  market  timers in such  accounts  the  Portfolios  may consider  enforcement  against market timers at the participant level and at the omnibus  level,  up to  and  including  termination  of  the  omnibus  account's authorization to purchase Portfolio shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the  Portfolios  and their agents to detect  market timing in Portfolio shares,  there is no guarantee that a Portfolio will be able
to  identify  these  shareholders  or  curtail  their  trading   practices.   In
particular,  a Portfolio may not be able to detect market timing attributable to a particular investor who effects purchase,  redemption and/or exchange activity in Portfolio shares through omnibus accounts. The difficulty of detecting market timing may be further  compounded if these  entities  utilize  multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and Distributions. The Portfolios have each qualified to be treated as a  regulated  investment  company  under the  Code.  As a  regulated  investment company,  a  Portfolio  generally  pays no federal  income tax on the income and gains it  distributes  to you. The Portfolios  intend to make  distributions  at least  annually,  usually  in  December,  of  substantially  all  of  their  net investment  income  and  any net  realized  capital  gains.  The  amount  of any distribution will vary, and there is no guarantee a Portfolio will pay either an income dividend or a capital gains distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  to  shareholders  of record in such  month,  but paid in
January,  are  taxable  as if  they  were  paid in  December.  A  Portfolio  may reclassify income after your tax reporting  statement is mailed to you. Prior to
issuing  your   statement,   a  Portfolio  makes  every  effort  to  search  for
reclassified   income  to  reduce  the  number  of  corrected  forms  mailed  to shareholders.  However,  when  necessary,  a Portfolio will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid  "Buying  A  Dividend."  If you are a  taxable  investor  and  invest in a
Portfolio  shortly  before  the  record  date  of a  taxable  distribution,  the distribution  will lower the value of a Portfolio's  shares by the amount of the distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.  In  general,  if you  are a  taxable  investor,  Portfolio distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true  whether you  reinvest  your  distributions  in  additional
Portfolio shares or receive them in cash.

For federal income tax purposes,  Portfolio  distributions of short-term capital gains  are  taxable  to you  as  ordinary  income.  Portfolio  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders  at long-term  capital gain rates provided  certain  holding period requirements are met.

A sale or redemption of Portfolio shares is a taxable event and, accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Portfolio shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

By  law,  if  you  do  not  provide  a  Portfolio  with  your  proper   taxpayer
identification number and certain required certifications, you may be subject to backup  withholding on any  distributions  of income,  capital gains or proceeds from  the  sale of your  shares.  A  Portfolio  also  must  withhold  if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

Portfolio  distributions  and gains from the sale or exchange of your  Portfolio shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding at a 30% or lower treaty rate and U.S.  estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in a Portfolio.

                                       29

Financial highlights

The  financial  highlights  tables  are  intended  to help  you  understand  the
Portfolios'  financial   performance.   All  "per  share"  information  reflects
financial  results  for a single  Portfolio  share.  This  information  has been audited by Ernst & Young LLP, whose report, along with the Portfolios' financial statements,  is included in the  Portfolios'  annual report,  which is available upon request by calling 800 523-1918.

Delaware Aggressive Allocation Portfolio                                          Institutional Class
                                                                                           Year ended
                                                  2006         2005       2004       2003   9/30 2002

Net asset value, beginning of period           $10.100       $8.760     $7.760     $6.390      $7.320

Income (loss) from investment operations:
Net investment income(1)                         0.134        0.067      0.053      0.027       0.048
Net realized and unrealized gain (loss)
  on investments                                 0.578        1.344      0.999      1.413     (0.918)
                                               -------      -------    -------    -------     -------
Total from investment operations                 0.712        1.411      1.052      1.440     (0.870)
                                               -------      -------    -------    -------     -------

Less dividends and distributions from:
Net investment income                          (0.125)      (0.071)    (0.052)    (0.070)     (0.060)
Net realized gain on investments               (0.057)          ---        ---        ---         ---
                                               -------      -------    -------    -------     -------
Total dividends and distributions              (0.182)      (0.071)    (0.052)    (0.070)     (0.060)
                                               -------      -------    -------    -------     -------

Net asset value, end of period                 $10.630      $10.100     $8.760     $7.760      $6.390
                                               =======      =======    =======    =======     =======

Total return(2)
                                                 7.12%       16.16%     13.58%     22.69%    (12.05%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)            $99         $550       $635       $557        $383
Ratio of expenses to average net assets          0.55%        0.58%      0.55%      0.55%       0.55%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                       0.83%        0.81%      1.37%      1.86%       1.86%
Ratio of net investment income to average
  net assets                                     1.31%        0.70%      0.63%      0.38%       0.63%
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation and expenses paid indirectly        1.03%        0.47%    (0.19%)    (0.93%)     (0.68%)
Portfolio turnover                                  9%          15%        12%         5%         40%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the Manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       30

Delaware Moderate Allocation Portfolio                                            Institutional Class
                                                                                           Year ended
                                                  2006         2005       2004       2003  9/30  2002

Net asset value, beginning of period            $9.800       $8.850     $8.110     $6.910      $7.590

Income (loss) from investment operations:
Net investment income(1)                         0.188        0.133      0.116      0.106       0.138
Net realized and unrealized gain (loss)
  on investments                                 0.453        0.962      0.741      1.250     (0.643)
                                               -------      -------    -------    -------     -------
Total from investment operations                 0.641        1.095      0.857      1.356     (0.505)
                                               -------      -------    -------    -------     -------

Less dividends and distributions from:
Net investment income                          (0.141)      (0.145)    (0.117)    (0.156)     (0.168)
Net realized gain on investments                  ---           ---        ---        ---     (0.007)
                                               -------      -------    -------    -------     -------
Total dividends and distributions              (0.141)      (0.145)    (0.117)    (0.156)     (0.175)
                                               -------      -------    -------    -------     -------

Net asset value, end of period                 $10.300       $9.800     $8.850     $8.110      $6.910
                                               =======      =======    =======    =======     =======

Total return(2)                                  6.60%       12.46%     10.61%     19.92%     (6.98%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $401         $643       $774       $831        $623
Ratio of expenses to average net assets          0.55%        0.58%      0.55%      0.55%       0.55%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                       0.84%        0.79%      1.32%      1.74%       1.54%
Ratio of net investment income to average
  net assets                                     1.90%        1.42%      1.33%      1.42%       1.78%
Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses paid indirectly                   1.61%        1.21%      0.56%      0.23%       0.79%
Portfolio turnover                                  6%           7%        13%         9%         43%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the Manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       31

Financial highlights (continued)

Delaware Conservative Allocation Portfolio                                        Institutional Class
                                                                                           Year ended
                                                                                            9/30 2002
                                                  2006         2005       2004       2003

Net asset value, beginning of period            $9.020       $8.470     $7.930     $7.040      $7.560

Income (loss) from investment operations:
Net investment income(1)                         0.264        0.226      0.176      0.191       0.233
Net realized and unrealized gain (loss)
  on investments                                 0.241        0.522      0.468      0.861     (0.486)
                                               -------      -------    -------    -------     -------
Total from investment operations                 0.505        0.748      0.644      1.052     (0.253)
                                               -------      -------    -------    -------     -------

Less dividends and distributions from:
Net investment income                          (0.235)      (0.198)    (0.104)    (0.162)     (0.267)
Total dividends and distributions              (0.235)      (0.198)    (0.104)    (0.162)     (0.267)
                                               -------      -------    -------    -------     -------

Net asset value, end of period                  $9.290       $9.020     $8.470     $7.930      $7.040
                                               =======      =======    =======    =======     =======

Total return(2)                                  5.71%        8.92%      8.16%     15.12%     (3.58%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)            $80         $254       $387       $300        $262
Ratio of expenses to average net assets          0.55%        0.57%      0.55%      0.55%       0.50%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                       0.92%        0.90%      1.32%      1.68%       1.53%
Ratio of net investment income to average
  net assets                                     2.95%        2.60%      2.11%      2.55%       3.03%
Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses paid indirectly                   2.58%        2.27%      1.34%      1.42%       2.00%
Portfolio turnover                                  9%           8%        25%         1%         21%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the Manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       32

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain, if any, that we pay to shareholders  would be listed under "Less  dividends  and  distributions  - from net  realized  gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee  waivers,  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of a fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       33

Glossary

How to use this glossary

This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Lehman Brothers U.S. Aggregate Index
An index  that  measures  the  performance  of about  6,500 U.S.  corporate  and government bonds.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

                                       34

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

S&P 500 Index
The S&P 500 Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return varies from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       35

Additional information

Additional  information  about the  Portfolios'  investments is available in the
Portfolios'  annual and semiannual  reports to shareholders.  In the Portfolios'
shareholder  report,  you will find a discussion  of the market  conditions  and investment  strategies  that  significantly  affected a Portfolio's  performance during the period covered by the report. You can find more detailed  information about the Portfolios in the current SAI, which we have filed electronically with the SEC and which is legally a part of this  Prospectus (it is  incorporated  by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Portfolios, you can write to us at 2005 Market Street,  Philadelphia,  PA  19103-7094,  or call toll-free 800
362-7500.  The Portfolios' SAI and annual and semiannual reports to shareholders
are  also  available,   free  of  charge,   through  the  Portfolios'  Web  site
(www.delawareinvestments.com).  You may obtain additional  information about the
Portfolios from your financial advisor.

You can find reports and other  information  about the  Portfolios  on the EDGAR database  on the SEC Web site  (www.sec.gov).  You can also get  copies  of this information,  after  payment  of a  duplicating  fee,  by  e-mailing  the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington, D.C. 20549-0102.  Information about the Portfolios,  including their
SAI,  can be  reviewed  and  copied  at  the  SEC's  Public  Reference  Room  in
Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       36

Delaware
Investments (R)
A member of Lincoln Financial Group

Contact information

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative
800 362-7500

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R) service.

DELAWARE FUND SYMBOLS

Delaware Aggressive Allocation Portfolio
                                                   CUSIP               NASDAQ
                (Institutional Class)            245918859             DFGIX

Delaware Moderate Allocation Portfolio
                                                   CUSIP               NASDAQ
                (Institutional Class)            245918800             DFFIX

Delaware Conservative Allocation Portfolio
                                                   CUSIP               NASDAQ
                (Institutional Class)            245918404             DFIIX

Investment Company Act file number: 811-08457

PR-447 [9/06] CGI 1/07
                                                                    MF-07-01-369
                                                                        PO 11585

                       STATEMENT OF ADDITIONAL INFORMATION
                                January 28, 2007

                         DELAWARE GROUP FOUNDATION FUNDS
                    Delaware Aggressive Allocation Portfolio
                     Delaware Moderate Allocation Portfolio
                   Delaware Conservative Allocation Portfolio

                               2005 Market Street
                           Philadelphia, PA 19103-7094

      For Prospectus, Performance and Information on Existing Accounts of
       Class A Shares, Class B Shares, Class C Shares, and Class R Shares:
                                 1-800 523-1918

       For more information about the Institutional Class: 1-800-510-4015

              Dealer Services (Broker/dealers only): 1-800 362-7500

     This  Statement of Additional  Information  ("Part B") describes  shares of
Delaware  Aggressive  Allocation  Portfolio,  Delaware  Moderate  Allocation and
Delaware  Conservative   Portfolio  (each  individually,   a  "Portfolio",   and
collectively,  the "Portfolios"),  which are series of Delaware Group Foundation
Funds (the  "Trust").  Each  Portfolio  offers  Class A, B, C and R Shares (each individually,  a  "Class"  and  collectively,  the  "Portfolio  Classes").  Each
Portfolio also offers an Institutional  Class (the "Institutional  Class").  All
references  to  "shares"  in this Part B refer to all  classes  of shares of the
Portfolios,  except where noted. The Portfolios'  investment adviser is Delaware
Management  Company,  a  series  of  Delaware  Management  Business  Trust  (the
"Manager").

     This  Part  B  supplements  the   information   contained  in  the  current
Prospectuses  for the  Portfolios,  each dated  January 28, 2007, as they may be amended from time to time.  This Part B should be read in  conjunction  with the
Prospectuses.  This Part B is not itself a prospectus  but is, in its  entirety, incorporated by reference into the Prospectuses. A Prospectus may be obtained by writing or calling  your  investment  dealer or by  contacting  the  Portfolios'
national distributor,  Delaware Distributors,  L.P. (the "Distributor"),  at the
above address or by calling the above phone number.  The  Portfolios'  financial statements,  the notes relating thereto, the financial highlights and the report of independent  registered  public accounting firm are incorporated by reference from the Annual  Reports into this Part B. The Annual Reports will accompany any request  for Part B. The Annual  Reports can be  obtained,  without  charge,  by calling 800 523-1918.

---------------------------------------------------------------------------------

---------------------------------- ------ -------------------------------- ------
                                    Page                                    Page
---------------------------------- ------ -------------------------------- ------
Organization and Classification       1   Purchasing Shares                 41
---------------------------------- ------ -------------------------------- ------
Investment Objectives,
Restrictions and Policies             1   Investment Plans                  50
---------------------------------- ------ -------------------------------- ------
                                          Determining Offering Price and
Investment Strategies and Risks       2   Net Asset Value                   54
---------------------------------- ------ -------------------------------- ------
Disclosure of Portfolio Holdings          Redemption and Exchange           55
Information                          24
---------------------------------- ------ -------------------------------- ------
Management of the Trusts             26   Distributions and Taxes           61
---------------------------------- ------ -------------------------------- ------
Investment Manager and Other              Performance                       68
Service Providers                    33
---------------------------------- ------ -------------------------------- ------
Portfolio Managers                   37   Financial Statements              69
---------------------------------- ------ -------------------------------- ------
Trading Practices and Brokerage      39    Principal Holders                69
---------------------------------- ------ -------------------------------- ------
Capital Structure                    40
---------------------------------- ------ -------------------------------- ------

---------------------------------- ------ -------------------------------- ------

--------------------------------------------------------------------------------
                         ORGANIZATION AND CLASSIFICATION
--------------------------------------------------------------------------------

Organization

     The Trust was organized as a Delaware statutory trust on October 24, 1997.

Classification
     The Trust is an open-end management  investment company. The Portfolios are non-diversified  as defined  by the  Investment  Company  Act of 1940 (the "1940
Act").

--------------------------------------------------------------------------------
                INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES
--------------------------------------------------------------------------------

Investment Objectives
     Each Portfolio's  investment  objectives are described in the Prospectuses.
Each Portfolio's  investment  objective is  non-fundamental,  and may be changed without shareholder approval.

Fundamental Investment Restrictions
     Each  Portfolio  has  adopted  the  following  restrictions  that cannot be changed  without  approval by the  holders of a  "majority"  of the  Portfolio's outstanding  shares,  which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the  outstanding  voting  securities  are present or represented  by  proxy;  or  (ii)  more  than  50%  of  the  outstanding  voting securities.  The  percentage  limitations  contained  in  the  restrictions  and policies set forth herein apply at the time of purchase of securities.

Each Portfolio shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and
Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry,  provided that this  restriction  does not limit the Portfolio  from  investing in  obligations issued or guaranteed by the U.S. government,  its agencies or instrumentalities, or in tax-exempt  securities or certificates  of deposit.  A Portfolio may, from time to time, make  investments that will result in the  concentration  (as that term may be defined in the 1940 Act, any rule or order thereunder,  or SEC staff interpretation  thereof) of its  investments in the securities of issuers within various industries or industry groupings.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other issuers,  except that the Portfolio may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Portfolio from investing in issuers which invest,  deal or otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent a Portfolio  from engaging in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

                                       1

     6. Make loans,  provided that this restriction does not prevent a Portfolio from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectuses,  the  Portfolios  will  be  subject  to the  following  investment restriction,  which is  considered  non-fundamental  and may be  changed  by the
Portfolios' Board of Trustees without shareholder  approval:  The Portfolios may not invest more than 15% of their  respective net assets in securities that they cannot sell or dispose of in the ordinary  course of business  within seven days at  approximately  the value at which the  applicable  Portfolio  has valued the investment.

     In applying a Portfolio's fundamental policy concerning  concentration that is described  above it is a matter of  non-fundamental  policy that: (i) utility companies will be divided  according to their  services,  for example,  gas, gas transmission,  electric  and  telephone  will  each  be  considered  a  separate industry;  (ii) financial service companies will be classified  according to the end users of their services,  for example,  automobile finance, bank finance and
diversified  finance  will  each  be  considered  a  separate  industry;   (iii)
asset-backed  securities will be classified  according to the underlying  assets securing such  securities;  and (iv)  investments in other funds in the Delaware
Investments  family  will not be deemed  to be  investments  in the  "investment company" industry.

Portfolio Turnover
     Portfolio  trading  will  be  undertaken  principally  to  accomplish  each
Portfolio's respective investment objective.  The Portfolios are free to dispose of portfolio  securities  at any time,  subject to  complying  with the Internal
Revenue Code of 1986,  as amended (the "Code") and the 1940 Act, when changes in circumstances  or  conditions  make  such a move  desirable  in  light  of  each
Portfolio's respective investment objective.  The Portfolios will not attempt to achieve  or be limited  to a  predetermined  rate of  portfolio  turnover.  Such turnover  always will be incidental to  transactions  undertaken  with a view to achieving each Portfolio's respective investment objective.

     The portfolio  turnover rate tells you the amount of trading  activity in a
Portfolio's  portfolio. A turnover rate of 100% would occur, for example, if all of a  Portfolio's  investments  held at the beginning of a year were replaced by the end of the  year,  or if a single  investment  was  frequently  traded.  The turnover rate also may be affected by cash  requirements  from  redemptions  and repurchases of a Portfolio's  shares.  A high rate of portfolio  turnover in any year may  increase  brokerage  commissions  paid and  could  generate  taxes for
shareholders  on  realized   investment  gains.  In  investing  to  achieve  its
investment objective, a Fund may hold securities for any period of time.

     For the fiscal years ended  September  30, 2005 and 2006,  the  Portfolios'
portfolio turnover rates were as follows:

Portfolio                                              2006            2005
Aggressive Allocation Portfolio                         9%             15%
Moderate Allocation Portfolio                           6%              7%
Conservative Allocation Portfolio                       9%              8%

--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

     The  Prospectuses  discuss the  Portfolios'  investment  objectives and the
strategies  followed  to  seek  to  achieve  those  objectives.   The  following
discussion  supplements the description of the Portfolios' investment strategies and risks that are included in the Prospectuses.

     The Portfolios invest primarily in other funds in the Delaware  Investments family of funds (each a "Delaware  Investments(R)  Fund" and  collectively,  the
"Delaware Investments(R) Funds"). In addition to investments

                                       2

in the Delaware Investments(R) Funds, pursuant to an Order received from the SEC on April 6,  1998,  the  Portfolios  may,  to the extent  consistent  with their respective  investment  objectives,  invest  directly in the same securities and employ  the  same  investment  strategies  as  any of  the  underlying  Delaware
Investments(R) Funds, to the extent consistent with each Portfolio's  investment objective as stated in the Prospectuses.

     The  Delaware  Investments(R)  Funds  include  funds  investing in U.S. and foreign  stocks,  bonds  and  money  market  instruments.  The list of  Delaware
Investments(R)  Funds set forth in the  Prospectuses in which the Portfolios may invest may change from time to time,  and Delaware  Investments(R)  Funds may be added or deleted upon the  recommendation  of the Portfolios'  Manager,  without shareholder approval.

Asset-Backed Securities
     Certain Delaware Investments(R) Funds may invest a portion of its assets in
asset-backed   securities.   The  rate  of  principal  payment  on  asset-backed
securities  generally depends on the rate of principal  payments received on the underlying assets. Such rate of payments may be affected by economic and various other  factors  such as  changes  in  interest  rates or, in the case of certain
Delaware  Investments(R)  Funds, the concentration of collateral in a particular geographic  area.  Therefore,  the yield may be  difficult to predict and actual yield to maturity  may be more or less than the  anticipated  yield to maturity.
The credit  quality of most  asset-backed  securities  depends  primarily on the credit quality of the assets  underlying such securities,  how well the entities issuing the  securities  are insulated from the credit risk of the originator or
affiliated  entities,   and  the  amount  of  credit  support  provided  to  the
securities.

     Asset-backed  securities are often backed by a pool of assets  representing the  obligations  of a number of  different  parties.  To lessen  the  effect of failures by obligors on underlying assets to make payments,  such securities may contain  elements  of  credit  support.  Such  credit  support  falls  into  two categories:  (i)  liquidity  protection,  and  (ii)  protection  against  losses resulting  from  ultimate  default  by an  obligor  on  the  underlying  assets.
Liquidity  protection  refers to the  provision  of  advances,  generally by the entity  administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely.  Protection  against losses resulting from ultimate  default  enhances the likelihood of payments of the  obligations on at least some of the assets in the pool.  Such  protection may be provided  through guarantees,  insurance  policies or letters of credit  obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.  The Delaware  Investments(R) Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

     Examples of credit support  arising out of the structure of the transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments,  sometimes  funded  from a portion  of the payments on the underlying  assets,  are held in reserve  against future losses)
and "over collateralization"  (where the scheduled payments on, or the principal amount of, the  underlying  assets exceeds that required to make payments of the securities  and pay any servicing or other fees).  The degree of credit  support provided for each issue is generally based on historical  information respecting the  level of  credit  information  and  respecting  the  level of  credit  risk associated  with the  underlying  assets.  Delinquencies  or losses in excess of those  anticipated  could  adversely  affect the return on an investment in such issue.

Combined Transactions
     Certain Delaware Investments(R) Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency  transactions  (including  forward  currency  contracts)  and  multiple interest rate transactions and any combination of futures, options, currency and interest  rate  transactions  ("component  transactions"),  instead  of a single transaction,  as part of a single or combined  strategy  when, in the opinion of the Manager, it is in the best interests of a Delaware Investments(R) Fund to do
so. A  combined  transaction  will  usually  contain  elements  of risk that are present in each of its component  transactions.  Although combined  transactions are normally  entered into based on the investment  manager's  judgment that the combined  strategies will reduce risk or otherwise more effectively  achieve the desired  portfolio  management  goal, it is possible that the  combination  will instead  increase such risks or hinder  achievement of the portfolio  management objective.

                                       3

Convertible Securities
     Certain Delaware Investments(R) Funds may invest in convertible securities, including  corporate  debentures,  bonds, notes and preferred stocks that may be converted  into or exchanged for common stock.  While  providing a  fixed-income stream  (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security),  a convertible security  also  affords the  investor  an  opportunity,  through its  conversion feature,  to  participate in the capital  appreciation  of the common stock into which it is  convertible.  As the market  price of the  underlying  common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not  experience  market  declines  to the same  extent as the  underlying common stock.  When the market price of the underlying  common stock  increases, the price of a convertible  security  tends to rise as a reflection of the value of the  underlying  common  stock.  To obtain  such a higher  yield,  a Delaware
Investments(R) Fund may be required to pay for a convertible  security an amount in excess of the value of the underlying common stock.  Common stock acquired by a Delaware  Investments(R)  Fund upon conversion of a convertible  security will generally be held for so long as the respective  manager  anticipates such stock will  provide  a  Delaware  Investments(R)  Fund  with  opportunities  which are consistent  with a Delaware  Investments(R)  Fund's  investment  objectives  and policies.

     A Delaware Investments(R) Fund may invest not more than 5% of its assets in convertible  debentures that are rated below investment grade or are unrated but are determined by its investment manager to be of comparable quality.  Investing in convertible  debentures that are rated below  investment grade or unrated but of  comparable  quality  entails  certain  risks,  including the risk of loss of principal,  which  may be  greater  than the  risks  involved  in  investing  in investment grade convertible debentures.  Under rating agency guidelines,  lower rated securities and comparable unrated securities will likely have some quality and protective  characteristics  that are outweighed by large  uncertainties  or major risk exposures to adverse conditions.

     A Delaware  Investments(R) Fund may have difficulty disposing of such lower rated convertible  debentures because the trading market for such securities may be  thinner  than the market for higher  rated  convertible  debentures.  To the extent a secondary  trading market for these securities does exist, it generally is not as liquid as the secondary  trading  market for higher rated  securities.
The lack of a liquid secondary market, as well as adverse publicity with respect to these  securities,  may have an adverse impact on market price and a Delaware
Investments(R)  Fund's ability to dispose of particular  issues in response to a specific economic event such as a deterioration in the  creditworthiness  of the issuer.  The lack of a liquid secondary  market for certain  securities also may make it more  difficult for a Delaware  Investments(R)  Fund to obtain  accurate market  quotations for purposes of pricing such Delaware  Investments(R)  Fund's
portfolio  and  calculating  its  net  asset  value.   The  market  behavior  of
convertible  securities  in lower rating  categories is often more volatile than that of higher  quality  securities.  Lower quality  convertible  securities are judged by Moody's Investors  Service,  Inc.  ("Moody's") or by Standard & Poor's
("S&P") to have speculative elements or characteristics;  their future cannot be considered as well assured and earnings and asset  protection may be moderate or poor in comparison to investment grade securities.

     In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business,  financial or economic conditions,  which could lead to  inadequate  capacity  to meet  timely  payments.  The market  values of securities  rated below  investment  grade tend to be more  sensitive to company specific  developments  and changes in  economic  conditions  than higher  rated securities.  Issuers of these  securities  are often highly  leveraged,  so that their ability to service their debt obligations  during an economic  downturn or during sustained periods of rising interest rates may be impaired.  In addition, such issuers may not have more  traditional  methods of  financing  available to them, and may be unable to repay debt at maturity by refinancing.

     Certain Delaware  Investments(R) Funds may invest in convertible  preferred stocks that offer enhanced yield features,  such as Preferred Equity  Redemption
Cumulative  Stock  ("PERCS"),  which provide an investor with the opportunity to earn higher  dividend  income than is available on a company's  common stock.  A
PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price.  Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity).  Under a typical  arrangement,  if after a  predetermined  number of years  the  issuer's common stock is trading at a price below that set by the capital

                                       4

appreciation  limit,  each PERCS would convert to one share of common stock. If, however,  the issuer's  common stock is trading at a price above that set by the capital  appreciation limit, the holder of the PERCS would receive less than one full share of common stock.  The amount of that fractional share of common stock received by the PERCS  holder is  determined  by  dividing  the price set by the capital  appreciation  limit of the PERCS by the  market  price of the  issuer's common  stock.  PERCS can be called at any time prior to maturity,  and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor.  This call premium  declines at a preset rate daily, up to the maturity date of the PERCS.

     Certain  Delaware  Investments(R)  Funds may also invest in other  enhanced convertible securities. These include but are not limited to ACES (Automatically
Convertible Equity  Securities),  PEPS  (Participating  Equity Preferred Stock),
PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock
Appreciation  Income Linked  Securities),  TECONS (Term Convertible Notes), QICS
(Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible
Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS generally have the following features: they are company-issued  convertible preferred stock; unlike
PERCS, they do not have capital  appreciation  limits;  they seek to provide the investor  with high  current  income,  with  some  prospect  of  future  capital appreciation; they are typically issued with three to four-year maturities; they typically  have some built-in call  protection for the first two to three years;
investors have the right to convert them into shares of common stock at a preset conversion  ratio or hold them  until  maturity;  and upon  maturity,  they will automatically  convert to either cash or a specified  number of shares of common stock.

Depositary Receipts
     Certain Delaware  Investments(R) Funds may make foreign investments through the purchase and sale of sponsored or unsponsored  American  Depositary Receipts
("ADRs") and European and Global Depositary  Receipts  ("Depositary  Receipts").
ADRs are  receipts  typically  issued  by a U.S.  bank or trust  company,  while
Depositary  Receipts  are issued by a foreign  bank or trust  company.  ADRs and
Depositary  Receipts  evidence  ownership of underlying  securities  issued by a foreign corporation. "Sponsored" ADRs and Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored"
ADRs and Depositary  Receipts are issued without  participation of the issuer of the deposited  security.  Holders of unsponsored  ADRs and  Depositary  Receipts generally  bear  all the  costs  of such  facilities  and the  depository  of an unsponsored facility frequently is under no obligation to distribute shareholder communications  received  from the issuer of the  deposited  security or to pass through  voting  rights  to the  holders  of such  receipts  in  respect  of the deposited  securities.  Therefore,  there  may  not  be  a  correlation  between information  concerning  the issuer of the  security  and the market value of an unsponsored ADR or Depositary Receipt.

Eurodollar Instruments
     Certain  Delaware  Investments(R)  Funds may make investments in Eurodollar
instruments.   Eurodollar  instruments  are  U.S.   dollar-denominated   futures
contracts or options  thereon which are linked to the London  Interbank  Offered
Rate ("LIBOR"), although foreign currency-denominated  instruments are available from time to time.  Eurodollar  futures  contracts enable purchasers to obtain a fixed  rate for the  lending  of funds and  sellers  to obtain a fixed  rate for
borrowings.   A  Delaware  Investments(R)  Fund  might  use  Eurodollar  futures contracts and options  thereon to hedge against  changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Foreign Currency Conversion
     Although  foreign  exchange  dealers  do  not  charge  a fee  for  currency conversion,  they do realize a profit  based on the  difference  (the  "spread")
between prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to a Delaware Investments(R) Fund at one  rate,  while  offering  a lesser  rate of  exchange  should  such  Delaware
Investments(R) Fund desire to resell that currency to the dealer.

Foreign Currency Transactions
     Certain  Delaware  Investments(R)  Funds may  purchase  or sell  currencies and/or  engage in forward  foreign  currency  transactions  in order to expedite
settlement   of  portfolio   transactions   and  to  minimize   currency   value
fluctuations.

                                       5

     Forward  foreign  currency  contracts  are traded in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Delaware  Investments(R) Fund will  account  for  forward  contracts  by marking  to market  each day at daily exchange rates.

     When a Delaware Investments(R) Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency,  the amount of foreign currency  approximating the value of some or all of a Portfolio's assets denominated in such foreign currency, a Delaware Investments(R) Fund's custodian bank or sub-custodian  will place cash or liquid high grade debt securities in a separate  account of such Delaware  Investments  Fund in an amount not less than the value of such Delaware  Investments(R)  Fund's total assets committed to the consummation  of such forward  contracts.  If the additional  cash or securities placed in the separate account  declines,  additional cash or securities will be placed in the  account on a daily  basis so that the value of the  account  will equal the amount of a Delaware Investments(R) Fund's commitments with respect to such contracts.

Foreign Securities
     A  Portfolio  may be subject to foreign  withholding  taxes on income  from
certain  foreign   securities.   This  in  turn,   could  reduce  a  Portfolio's
distributions paid to shareholders.

     Investors  should  recognize  that  investing in foreign  issuers  involves certain considerations, including those set forth in the Prospectuses, which are not typically  associated  with  investing in United States  issuers.  Since the stocks of foreign  companies are frequently  denominated in foreign  currencies, and  since a  Delaware  Investments(R)  Fund  may  temporarily  hold  uninvested reserves in bank deposits in foreign currencies,  a Delaware Investments(R) Fund will be affected  favorably or  unfavorably  by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions
between  various  currencies.   The  investment  policies  of  certain  Delaware
Investments(R)  Funds permit it to enter into forward foreign currency  exchange contracts in order to hedge those Delaware  Investments(R)  Funds'  holdings and commitments  against  changes  in the  level  of  future  currency  rates.  Such contracts  involve an  obligation  to purchase or sell a specific  currency at a future date at a price set at the time of the contract.

     A Delaware  Investments(R) Fund may be subject to foreign withholding taxes on income  from  certain  foreign  securities.  This,  in turn,  could  reduce a
Delaware Investments(R) Fund's distributions paid to shareholders. Special rules govern the federal income tax treatment of certain  transactions  denominated in terms of a currency other than the U.S. dollar or determined by reference to the value  of one or more  currencies  other  than  the U.S.  dollar.  The  types of transactions  covered by the special rules generally include the following:  (i)
the  acquisition  of,  or  becoming  the  obligor  under,  a bond or other  debt instrument (including, to the extent provided in Treasury Regulations, preferred stock);  (ii) the accruing of certain trade receivables and payables;  and (iii)
the entering into or  acquisition  of any forward  contract,  futures  contract, option and  similar  financial  instruments  other than any  "regulated  futures contract" or "non-equity option" marked to market. The disposition of a currency other than the U.S.  dollar by a U.S.  taxpayer is also treated as a transaction subject  to  the  special  currency  rules.  However,  foreign  currency-related regulated futures contracts and non-equity  options are generally not subject to the special  currency  rules,  if they are or would be treated as sold for their fair market value at year-end  under the marking to market rules  applicable  to other futures contracts,  unless an election is made to have such currency rules apply.  With  respect to  transactions  covered by the  special  rules,  foreign currency  gain or loss is  calculated  separately  from  any gain or loss on the underlying  transaction  and is  normally  taxable as ordinary  gain or loss.  A taxpayer  may elect to treat as capital gain or loss  foreign  currency  gain or loss arising from certain identified  forward  contracts,  futures contracts and options  that are capital  assets in the hands of the taxpayer and which are not part of a straddle.  Certain  transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury Regulations) will be integrated and treated as a single transaction or  otherwise  treated  consistently  for  purposes of the Code.  The income tax effects of integrating  and treating a transaction as a single  transaction  are generally to create a synthetic debt  instrument that is subject to the original discount  provisions.  It is  anticipated  that  some  of  the  non-U.S.  dollar denominated investments and foreign currency contracts a Delaware Investments(R)
Fund may make or enter  into  will be  subject  to the  special  currency  rules described above.

                                       6

Forward Foreign Currency Exchange Contracts
     The Delaware  Investments(R)  Funds' dealings in forward  contracts will be
limited  to  hedging   involving  either  specific   transactions  or  portfolio
positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific  receivables or payables of a Delaware  Investments(R)  Fund generally  arising in  connection  with the  purchase  or sale of its  portfolio securities  and accruals of interest or dividends  receivable and fund expenses.
Position  hedging is the sale of a foreign  currency  with  respect to portfolio
security  positions   denominated  or  quoted  in  that  currency.   A  Delaware
Investments(R) Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making  any sale of a forward  contract)  of  securities  held in its  portfolio denominated or quoted in, or currently convertible into, such currency.

     When a Delaware Investments(R) Fund enters into a contract for the purchase or sale of a  security  denominated  in a foreign  currency,  or when a Delaware
Investments(R)  Fund  anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, such Delaware  Investments(R)
Fund may desire to "lock in" the U.S.  dollar  price of the security or the U.S.
dollar  equivalent of such  dividend or interest  payment as the case may be. By entering into a forward  contract for a fixed amount of dollars for the purchase
or  sale  of  the  amount  of  foreign  currency   involved  in  the  underlying
transactions,  a Delaware  Investments(R)  Fund will be able to  protect  itself against a possible loss  resulting  from an adverse  change in the  relationship between  the U.S.  dollar and the  subject  foreign  currency  during the period between the date on which the  security is  purchased  or sold,  or on which the dividend or interest  payment is declared,  and the date on which such  payments are made or received.

     Additionally,  when the investment  advisor believes that the currency of a particular  foreign  country may suffer a substantial  decline  against the U.S.
dollar, a Delaware  Investments(R)  Fund may enter into a forward contract for a fixed amount of dollars,  to sell the amount of foreign  currency  approximating the value of some or all of the securities of the Delaware  Investments(R)  Fund denominated in such foreign currency.

     Certain Delaware Investments(R) Funds may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities.  The following  discussion  summarizes the principal currency  management  strategies involving forward contracts that could be used by these Portfolios.

     In connection with purchases and sales of securities denominated in foreign currencies,  a  Delaware  Investments(R)  Fund may enter into  currency  forward contracts  to fix a definite  price for the  purchase  or sale in advance of the
trade's   settlement  date.  This  technique  is  sometimes  referred  to  as  a
"settlement  hedge" or  "transaction  hedge." The investment  manager expects to enter into  settlement  hedges in the normal  course of  managing  the  Delaware
Investments(R)  Funds' foreign  investments.  The Delaware  Investments(R) Funds could also enter into forward  contracts to purchase or sell a foreign  currency in  anticipation  of future  purchases  or sales of  securities  denominated  in foreign currency, even if the specific investments have not yet been selected by the investment manager.

     Certain  Delaware  Investments(R)  Funds may also use forward  contracts to hedge  against a decline in the value of  existing  investments  denominated  in
foreign  currency.  For  example,  if  a  Delaware   Investments(R)  Fund  owned
securities  denominated  in  pounds  sterling,  it could  enter  into a  forward contract to sell pounds  sterling  in return for U.S.  dollars to hedge  against possible declines in the pound's value. Such a hedge (sometimes referred to as a
"position  hedge")  would tend to offset both  positive  and  negative  currency fluctuations,  but would not offset  changes in security  values caused by other factors. A Delaware Investments(R) Fund could also hedge the position by selling another  currency  expected to perform  similarly  to the pound  sterling -- for example,  by entering into a forward contract to sell  Deutschemarks or European
Currency  Units in  return  for U.S.  dollars.  This  type of  hedge,  sometimes referred to as a "proxy hedge," could offer advantages in terms of cost,  yield, or efficiency,  but generally will not hedge currency exposure as effectively as a simple  hedge  into U.S.  dollars.  Proxy  hedges  may result in losses if the currency  used to hedge does not perform  similarly to the currency in which the hedged securities are denominated.

                                       7

     Under certain conditions,  SEC guidelines require mutual funds to set aside cash and appropriate  liquid assets in a segregated  custodian  account to cover currency  forward  contracts.  As required by SEC guidelines,  certain  Delaware
Investments(R)  Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially  speculative.  The Delaware  Investments(R)
Funds will not segregate assets to cover forward contracts, including settlement hedges,  position  hedges and proxy hedges.  Successful use of forward  currency contracts  will  depend  on the  Manager's  skill in  analyzing  and  predicting
currency  values.   Forward  contracts  may  substantially   change  a  Delaware
Investments(R) Fund's investment exposure to changes in currency exchange rates, and could result in losses to a Delaware  Investments(R)  Fund if  currencies do not perform as the Manager anticipates.  For example, if a currency's value rose at a time when the Manager had hedged a Delaware  Investments(R) Fund by selling that currency in exchange for dollars, the Delaware Investments(R) Fund would be unable to participate in the currency's appreciation.  If the investment manager hedges currency  exposure through proxy hedges, a Delaware  Investments(R)  Fund could realize  currency  losses from the hedge and the security  position at the same  time if the  two  currencies  do not  move in  tandem.  Similarly,  if the investment  manager  increases a Delaware  Investments(R)  Fund's  exposure to a foreign currency, and that currency's value declines, a Delaware  Investments(R)
Fund will realize a loss.  There is no assurance that the  investment  manager's use  of  forward  currency  contracts  will  be  advantageous  to  the  Delaware
Investments(R) Funds or that it will hedge at an appropriate time.

Futures
     Certain  Delaware  Investments(R)  Funds may enter into  contracts  for the purchase or sale for future delivery of securities or foreign currencies.  While futures contracts provide for the delivery of securities,  deliveries usually do not occur.  Contracts  are  generally  terminated by entering into an offsetting
transaction.   When  a  Delaware  Investments(R)  Fund  enters  into  a  futures transaction,  it must deliver to the futures commission merchant selected by the
Delaware  Investments(R)  Fund an amount  referred to as "initial  margin." This amount is  maintained  by the  futures  commission  merchant  in an account at a
Delaware Investments(R) Fund's custodian bank. Thereafter,  a "variation margin"
may be paid by a  Delaware  Investments(R)  Fund to,  or  drawn by the  Delaware
Investments(R)  Fund from, such account in accordance with controls set for such accounts,  depending  upon  changes  in the price of the  underlying  securities subject to the futures contract.

     In  addition,  when a  Delaware  Investments(R)  Fund  engages  in  futures transactions,  to the extent  required  by the SEC,  it will  maintain  with its custodian bank,  assets in a segregated  account to cover its  obligations  with respect to such contracts,  which assets will consist of cash, cash  equivalents or high quality  debt  securities  from its  portfolio in an amount equal to the difference  between the fluctuating  market value of such futures  contracts and the aggregate value of the margin  payments made by the Delaware  Investments(R)
Fund with respect to such futures contracts.

     Certain Delaware Investments(R) Funds may enter into such futures contracts to protect  against the adverse  affects of  fluctuations in interest or foreign exchange  rates  without  actually  buying or selling the  securities or foreign currency.  For example,  if interest rates are expected to increase,  a Delaware
Investments(R)  Fund might  enter into  futures  contracts  for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the  debt  securities  owned  by a  Delaware  Investments(R)  Fund.  If interest rates did increase,  the value of the debt  securities in the portfolio
would  decline,   but  the  value  of  the  futures   contracts  to  a  Delaware
Investments(R)  Fund would  increase  at  approximately  the same rate,  thereby keeping the net asset value of such Delaware  Investments(R) Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline,  futures  contracts may be purchased to hedge in anticipation of subsequent  purchases of securities at higher prices.  Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Delaware  Investments(R)  Fund could take advantage of the anticipated rise in value of debt  securities  without  actually  buying  them  until the market had stabilized.  At that time,  the futures  contracts  could be liquidated and such
Delaware Investments(R) Fund could then buy debt securities on the cash market.

     With   respect  to  options   on   futures   contracts,   when  a  Delaware
Investments(R)  Fund is not fully  invested,  it may purchase a call option on a futures  contract to hedge  against a market  advance due to declining  interest rates.  The  purchase of a call option on a futures  contract is similar in some respects to the purchase of a call option on an individual  security.  Depending on the  pricing  of the  option  compared  to either  the  price of the  futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less  risky  than  ownership

                                       8

of the futures contract or underlying debt  securities.  As with the purchase of futures contracts, when a Delaware Investments(R) Fund is not fully invested, it may  purchase  a call  option on a futures  contract  to hedge  against a market advance due to declining interest rates.

     The writing of a call option on a futures  contract  constitutes  a partial hedge against the declining  price of the security or foreign  currency which is deliverable upon exercise of the futures  contract.  If the futures price at the expiration of the option is below the exercise price, a Delaware  Investments(R)
Fund will retain the full amount of the option  premium which provides a partial hedge against any decline that may have occurred in such Delaware Investments(R)
Fund's  portfolio  holdings.  The writing of a put option on a futures  contract constitutes  a partial  hedge  against the  increasing  price of the security or foreign currency which is deliverable upon exercise of the futures contract.  If the futures  price at the  expiration  of the option is higher than the exercise price, a Delaware  Investments(R) Fund will retain the full amount of the option premium  which  provides a partial  hedge  against any  increase in the price of securities which such Delaware Investments(R) Fund intends to purchase.

     If a put or call  option a  Delaware  Investments(R)  Fund has  written  is exercised,  such  Delaware  Investments(R)  Fund will incur a loss which will be reduced by the amount of the  premium it  receives.  Depending  on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions,  a Delaware  Investments(R) Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities.  The purchase of a put option on a futures  contract is similar in some respects to the purchase of protective puts on  portfolio  securities.  For  example,  a Delaware  Investments(R)  Fund will
purchase  a  put  option  on  a  futures   contract   to  hedge  such   Delaware
Investments(R) Fund's portfolio against the risk of rising interest rates.

     To the extent  that  interest  rates  move in an  unexpected  direction,  a
Delaware Investments(R) Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Delaware  Investments(R) Fund is hedged against the possibility of an increase in interest rates which would  adversely  affect the price of securities held in its portfolio and interest rates decrease instead,  the Delaware  Investments(R)
Fund  will  lose  part  or all of the  benefit  of the  increased  value  of its securities  which it has because it will have  offsetting  losses in its futures position. In addition, in such situations,  if the Delaware  Investments(R) Fund had insufficient  cash, it may be required to sell securities from its portfolio to meet daily variation margin  requirements.  Such sales of securities may, but will not necessarily,  be at increased prices which reflect the rising market. A
Delaware  Investments(R)  Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Further,  with  respect  to  options  on  futures  contracts,   a  Delaware
Investments(R)  Fund may seek to close  out an option  position  by  writing  or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration  date. The ability to establish and close out  positions  on  options  will be  subject  to the  maintenance  of a  liquid secondary market, which cannot be assured.

Futures Contracts and Options on Futures Contracts
     Certain Delaware  Investments(R)  Funds may enter into futures contracts on stocks and stock indices,  purchase and sell options on such futures,  and enter into closing  transactions with respect to those activities.  A futures contract may be  purchased  and sold only on an exchange,  known as a "contract  market,"
designated by the Commodity  Futures Trading  Commission for the trading of such contract,  and only through a registered futures commission  merchant which is a member of such  contract  market.  A commission  must be paid on each  completed purchase and sale transaction.

     When a Delaware  Investments(R) Fund enters into a futures transaction,  it must deliver to the futures  commission  merchant selected an amount referred to as  "initial  margin."  This  amount is  maintained  by the  futures  commission merchant  in an account  at a Delaware  Investments(R)  Fund's  custodian  bank.
Thereafter,  a "variation margin" may be paid by a Delaware  Investments(R) Fund to,  or  drawn  by the  Delaware  Investments(R)  Fund  from,  such  account  in accordance  with controls set for such  accounts,  depending upon changes in the price of the underlying securities subject to the futures contract.

                                       9

     Although  futures  contracts by their terms  generally  call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the  contractual  obligation  is fulfilled  before the date of the contract  without  having  to  make  or  take  such  delivery.  The  contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical  futures  contract calling for delivery in the same month.
Such a transaction,  which is effected through a member of an exchange,  cancels the  obligation to make or take, as the case may be,  delivery of the securities or cash value of the index underlying the contractual  obligations.  At the time such transaction is effected,  a final determination of variation margin is made and any loss experienced by a Delaware  Investments(R)  Fund must be paid to the
contract   market   clearing   house  while  any  profit  due  to  the  Delaware
Investments(R) Fund must be delivered to it.

     Positions taken in futures  markets are not normally held to maturity,  but instead liquidated through offsetting  transactions which may result in a profit or  a  loss.  While  a  Delaware  Investments(R)  Fund's  futures  contracts  on
securities   will  usually  be   liquidated   in  this   manner,   the  Delaware
Investments(R)  Fund  may  instead  make  or  take  delivery  of the  underlying securities whenever it appears economically  advantageous to do so. The clearing house  associated  with the market on which futures on the securities are traded guarantees  that,  if still open,  the sale or  purchase  will be  performed  on settlement date.

     A Delaware  Investments(R)  Fund may enter into such  futures  contracts to protect  against  the adverse  affects of  fluctuations  in  security  prices or interest rates without  actually buying or selling the securities.  For example, if interest rates are expected to increase, a Delaware Investments(R) Fund might enter into futures contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent  value of the debt securities in the portfolio owned by a Delaware  Investments(R) Fund. If interest rates did increase,  the value of the debt securities in the portfolio would decline,  but the value of the  futures  contracts  to a  Delaware  Investments(R)  Fund would increase at approximately the same rate,  thereby keeping the net asset value of the Delaware  Investments(R)  Fund from declining as much as it otherwise  would have.  Similarly,  when it is expected that interest rates may decline,  futures contracts may be purchased to hedge in anticipation  of subsequent  purchases of securities  at higher  prices.  Since the  fluctuations  in the value of futures
contracts   should  be  similar  to  those  of  debt   securities,   a  Delaware
Investments(R)  Fund could take  advantage of the  anticipated  rise in value of debt securities without actually buying them until the market had stabilized. At
that  time,   the  futures   contracts   could  be  liquidated  and  a  Delaware
Investments(R) Fund could then buy debt securities on the cash market.

     With   respect  to  options   on   futures   contracts,   when  a  Delaware
Investments(R)  Fund is not fully  invested,  it may purchase a call option on a futures  contract to hedge  against a market  advance due to declining  interest rates.  The  purchase of a call option on a futures  contract is similar in some respects to the purchase of a call option on an individual  security.  Depending on the  pricing  of the  option  compared  to either  the  price of the  futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less  risky  than  ownership  of the  futures  contract  or underlying debt securities.

     The writing of a call option on a futures  contract  constitutes  a partial hedge  against the declining  price of the security  which is  deliverable  upon exercise of the futures contract.  If the futures price at the expiration of the option is below the exercise price, a Delaware  Investments(R)  Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such Delaware  Investments(R) Fund's portfolio holdings.  The  writing  of a put  option on a futures  contract  constitutes  a partial hedge against the increasing  price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise  price,  a Delaware  Investments(R)  Fund will retain the full amount of the option premium which provides a partial hedge
against  any  increase  in  the  price  of   securities   which  such   Delaware
Investments(R) Fund intends to purchase.

     Call and put  options  on stock  index  futures  are  similar to options on securities  except  that,  rather  than the right to purchase or sell stock at a specified  price,  options on a stock index  future give the holder the right to receive cash. Upon exercise of the option,  the delivery of the futures position by the writer of the option to the holder of the option will be  accompanied  by delivery of the accumulated balance in the writer's futures margin account which represents  the amount by which the market  price of the  futures  contract,  at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised

                                       10

on the  last  trading  day  prior  to the  expiration  date of the  option,  the settlement  will be made  entirely in cash equal to the  difference  between the exercise  price of the option and the closing  price of the futures  contract on the expiration date.

     If a put or call option which a Delaware Investments(R) Fund has written is exercised,  such  Delaware  Investments(R)  Fund will incur a loss which will be reduced by the amount of the  premium it  receives.  Depending  on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions,  a Delaware  Investments(R) Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities.  The purchase of a put option on a futures  contract is similar in some respects to the purchase of protective puts on  portfolio  securities.  For  example,  a Delaware  Investments(R)  Fund will
purchase  a  put  option  on  a  futures   contract   to  hedge  such   Delaware
Investments(R) Fund's portfolio against the risk of rising interest rates.

     To the extent  that  interest  rates  move in an  unexpected  direction,  a
Delaware Investments(R) Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Delaware  Investments(R) Fund is hedged against the possibility of an increase in interest rates which would  adversely  affect the price of securities held in its portfolio and interest rates decrease instead, such Delaware  Investments(R)
Fund  will  lose  part  or all of the  benefit  of the  increased  value  of its securities  which it has because it will have  offsetting  losses in its futures position. In addition, in such situations, if a Delaware Investments(R) Fund had insufficient  cash, it may be required to sell  securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not  necessarily,  be at increased  prices which  reflect the rising  market.  A
Delaware  Investments(R)  Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Further,  with  respect  to  options  on  futures  contracts,   a  Delaware
Investments(R)  Fund may seek to close  out an option  position  by  writing  or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration  date. The ability to establish and close out  positions  on  options  will be  subject  to the  maintenance  of a  liquid secondary market, which cannot be assured.

High-Yield Securities
     Certain Delaware  Investments(R) Funds may invest in, high risk, high yield securities,  commonly  known  as  "junk  bonds."  These  securities  entail  the following risks:

     Volatility of the  High-Yield  Market.  Although the market for  high-yield bonds has been in  existence  for many  years,  including  periods  of  economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United  States  during the 1980s.  During that  economic expansion,  the use of  high-yield  debt  securities  to fund  highly  leveraged corporate acquisitions and restructurings  increased dramatically.  As a result, the  high-yield  market  grew  substantially  during  that  economic  expansion.
Although experts disagree on the impact  recessionary  periods have had and will have on the  high-yield  market,  some  analysts  believe a protracted  economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding  bonds and would adversely affect the ability of high-yield  issuers  to  repay  principal  and  interest.  Those  analysts  cite volatility  experienced  in the  high-yield  market in the past as evidence  for their  position.  It is likely that protracted  periods of economic  uncertainty would result in increased  volatility in the market prices of high-yield  bonds, an  increase  in the  number  of  high-yield  bond  defaults  and  corresponding volatility in a Delaware  Investments(R) Fund's net asset value. At times in the past, uncertainty and volatility in the high-yield market resulted in volatility in certain Delaware Investments(R) Funds' net asset value.

     Redemptions.  If, as a result of  volatility  in the  high-yield  market or other  factors,  a Delaware  Investments(R)  Fund  experiences  substantial  net redemptions of its shares for a sustained period of time (i.e.,  more shares are redeemed  than are  purchased),  it may be required to sell  securities  without regard to the investment merits of the securities to be sold. If such underlying fund  sells  a  substantial  number  of  securities  to  generate  proceeds  for redemptions, its asset base will decrease and its expense ratio may increase.

                                       11

     Liquidity and Valuation.  The secondary market for high-yield securities is currently  dominated  by  institutional  investors,  including  mutual funds and certain  financial  institutions.  There  is  generally  no  established  retail secondary market for high-yield  securities.  As a result,  the secondary market for high-yield  securities is more limited and less liquid than other  secondary securities markets. The high-yield secondary market is particularly  susceptible to liquidity  problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis.  A less liquid  secondary  market may have an adverse  affect on an underlying fund's ability to dispose of particular  issues,  when necessary,  to meet it's liquidity needs or in response to a specific  economic event,  such as the deterioration in the  creditworthiness  of the issuer.  In addition,  a less liquid  secondary  market makes it more  difficult  for the  Portfolio to obtain precise valuations of the high-yield securities in its portfolio. During periods involving  such  liquidity  problems,  judgment  plays a greater role in valuing high-yield  securities  than is  normally  the case.  The  secondary  market for high-yield  securities  is also  generally  considered  to be more  likely to be
disrupted  by  adverse   publicity  and  investor   perceptions  than  the  more
established  secondary  securities  markets.  Such underlying  fund's  privately placed high-yield  securities are particularly  susceptible to the liquidity and valuation risks outlined above.

     Legislative  and Regulatory  Action and  Proposals.  There are a variety of legislative  actions which have been taken or which are considered  from time to time by the U.S.  Congress that could adversely affect the market for high-yield bonds.  For example,  Congressional  legislation  limited the  deductibility  of
interest   paid  on  certain   high-yield   bonds  used  to  finance   corporate
acquisitions.   Also,  Congressional  legislation  has,  with  some  exceptions, generally  prohibited  federally-insured  savings  and  loan  institutions  from investing in high-yield  securities.  Regulatory  actions have also affected the high-yield  market.  For example,  many insurance  companies have  restricted or eliminated  their  purchases  of  high-yield  bonds as a result of,  among other factors,  actions taken by the National Association of Insurance  Commissioners.
If similar  legislative  and  regulatory  actions are taken in the future,  they could  result in further  tightening  of the  secondary  market  for  high-yield issues,  could reduce the number of new high-yield  securities  being issued and could make it more difficult for a Portfolio to attain its investment objective.

     Zero-Coupon Bonds and Pay-in-Kind  Bonds.  Certain Delaware  Investments(R)
Funds may invest in zero-coupon bonds or pay-in-kind  ("PIK) bonds.  Zero-coupon bonds and PIK bonds are generally considered to be more  interest-sensitive than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax  consequences  which could,  under  certain  circumstances,  be adverse to a Delaware  Investments(R)  Fund.  Investments  in zero-coupon or PIK bonds  would  require a Delaware  Investments(R)  Fund to accrue and  distribute income not yet  received.  In order to  generate  sufficient  cash to make these distributions, a Delaware Investments(R) Fund may be required to sell securities in its portfolio that it otherwise might have continued to hold or borrow. These rules could affect the amount, timing and tax character of income distributed to you by a Portfolio.

Investment Company Securities
     Any investments that certain Delaware  Investments(R)  Funds make in either closed-end or open-end investment companies will be limited by the 1940 Act, and would  involve  an  indirect  payment of a portion  of the  expenses,  including advisory fees, of such other investment companies.  Under the 1940 Act's current limitations,  a Delaware Investments(R) Fund may not (1) own more than 3% of the voting  stock of another  investment  company;  (2)  invest  more than 5% of the
Delaware  Investments(R) Fund's total assets in the shares of any one investment company;  nor (3) invest  more than 10% of the  Delaware  Investments(R)  Fund's
total  assets  in  shares  of  other   investment   companies.   If  a  Delaware
Investments(R) Fund elects to limit its investment in other investment companies to  closed-end  investment  companies,  the 3%  limitation  described  above  is increased  to 10%.  These  percentage  limitations  also  apply to and  Delaware
Investments(R)  Fund's  investments in unregistered  investment  companies.  The
Delaware  Investments(R) Funds may not acquire securities of registered open-end investment  companies  or  registered  unit  investment  trusts in  reliance  on sections 12(d)(1)(F) or (G) of the 1940 Act.

Money Market Instruments
     Money market  instruments  in which the Delaware  Investments(R)  Funds may invest  include  U.S.  government  securities,  certificates  of  deposit,  time deposits and bankers'  acceptances  issued by domestic  banks  (including  their branches located outside the United States and subsidiaries  located in Canada), domestic  branches of foreign banks,

                                       12

savings and loan  associations and similar  institutions,  high grade commercial paper  and  repurchase  agreements  with  respect  to  the  foregoing  types  of instruments.

     Certain types of money market instruments are described below.

     U.S.  Government  Securities.  Securities  issued or guaranteed by the U.S.
government, including Treasury Bills, Notes and Bonds.

     U.S.  Government  Agency  Securities.  Obligations  issued or guaranteed by agencies or  instrumentalities  of the U.S.  government whether supported by the full faith and credit of the U.S.  Treasury or the credit of a particular agency or instrumentality.

     Bank Obligations.  Certificates of deposit,  bankers' acceptances and other short-term  obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable  quality,  provided each such bank combined with its branches has total assets of at least one billion  dollars.  Any  obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and  obligations  of  overseas  branches  of U.S.  banks are subject to somewhat
different   regulations  and  risks  than  those  of  U.S.  domestic  banks.  In particular,  a foreign country could impose exchange  controls which might delay the release of proceeds from that country.  Such deposits are not covered by the
Federal  Deposit  Insurance   Corporation.   Because  of  conflicting  laws  and
regulations,  an issuing bank could maintain  liability for an investment solely in its overseas branch, which could expose the Delaware Investments(R) Fund to a greater risk of loss. The Delaware Investments(R) Funds will only buy short-term
instruments   in  nations   where  these  risks  are   minimal.   The   Delaware
Investments(R)  Funds will consider  these factors along with other  appropriate factors in making an investment  decision to acquire such  obligations  and will only acquire  those which,  in the opinion of  management,  are of an investment
quality   comparable   to  other  debt   securities   bought  by  the   Delaware
Investments(R) Funds.

     Commercial  Paper.  The  Delaware   Investments(R)   Funds  may  invest  in
short-term promissory notes issued by corporations which at the time of purchase are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody's and A-1 by S&P are the highest investment grade category.

     Corporate Debt. The Delaware  Investments(R)  Funds may invest in corporate notes and bonds rated A or above. According to Moody's description of these bond ratings,  bonds  rated  Aaa are  judged  to be the best  quality  and  carry the smallest  degree of  investment  risk;  those  rated Aa are judged to be of high quality by all standards; and those rated A possess favorable attributes and are considered "upper medium" grade obligations.

Mortgage-Backed Securities
     In addition to mortgage-backed  securities issued or guaranteed by the U.S.
government,  its agencies or instrumentalities,  certain Delaware Investments(R)
Funds may also  invest  its  assets in  securities  issued by  certain  private, non-government corporations,  such as financial institutions,  if the securities are fully  collateralized  at the time of issuance by securities or certificates issued or guaranteed by the U.S. government,  its agencies or instrumentalities.
Two principal types of mortgage-backed  securities are  collateralized  mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

     CMOs are debt securities issued by U.S. government agencies or by financial institutions  and  other  mortgage  lenders  and  collateralized  by a  pool  of mortgages  held  under an  indenture.  CMOs are issued in a number of classes or series with different maturities.  The classes or series are retired in sequence as the  underlying  mortgages  are  repaid.  Prepayment  may  shorten the stated
maturity of the obligation and can result in a loss of premium,  if any has been paid.  Certain of these securities may have variable or floating  interest rates and others may be stripped  (securities  which  provide  only the  principal  or interest feature of the underlying security).

     Stripped mortgage  securities are usually  structured with two classes that receive different  proportions of the interest and principal  distributions on a pool of mortgage assets. A common type of stripped  mortgage  security will have one class  receiving  some of the  interest and most of the  principal  from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will

                                       13

receive all of the interest (the  "interest-only"  class), while the other class will receive all of the principal  (the  "principal-only"  class).  The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing  interest rates but also to the rate of principal payments (including prepayments)  on the related  underlying  mortgage  assets,  and a rapid rate of
principal   payments  may  have  a  material   adverse   effect  on  a  Delaware
Investments(R)  Fund's  yield to maturity.  If the  underlying  mortgage  assets experience  greater  than  anticipated  prepayments  of  principal,  a  Delaware
Investments(R)  Fund may fail to fully  recoup its initial  investment  in these securities even if the securities are rated in the highest rating categories.

     Although   stripped   mortgage   securities   are  purchased  and  sold  by
institutional  investors  through  several  investment  banking  firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet been fully developed and,  accordingly, these  securities are generally  illiquid and to such extent,  together with any other illiquid investments,  a Delaware  Investments(R) Fund will not exceed its limit in such securities.

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages  secured by an  interest  in real  property.  REMICs are  similar to CMOs in that they issue multiple classes of securities and certain REMICs also may be stripped.

     CMOs and REMICs issued by private  entities are not  government  securities and are not directly  guaranteed by any government  agency.  They are secured by the underlying collateral of the private issuer. Certain Delaware Investments(R)
Funds  will  invest  in such  private-backed  securities  only if they  are 100%
collateralized at the time of issuance by securities issued or guaranteed by the
U.S. government, its agencies or instrumentalities.

Mortgage Dollar Rolls
     Certain  Delaware  Investments(R)  Funds may enter  into  mortgage  "dollar rolls" in which a Delaware Investments(R) Fund sells mortgage-backed  securities for delivery in the current  month and  simultaneously  contracts to  repurchase substantially similar (same type, coupon and maturity) securities on a specified future  date.  Dollar roll  transactions  consist of the sale by a Portfolio  of mortgage-backed securities,  together with a commitment to purchase similar, but not necessarily  identical,  securities at a future date. Any difference between the sale price and the  purchase  price is netted  against the  interest  income
foregone  on  the  securities  to  arrive  at  an  implied  borrowing   (reverse
repurchase)  rate.  Alternatively,  the sale  and  purchase  transactions  which constitute  the dollar roll can be  executed at the same price,  with a Delaware
Investments(R)  Fund being paid a fee as  consideration  for  entering  into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and
initially  may  involve  only  a  firm   commitment   agreement  by  a  Delaware
Investments(R)  Fund to buy a security.  If the broker/dealer to whom a Delaware
Investments(R)  Fund  sells  the  security  becomes  insolvent,   such  Delaware
Investments(R)  Fund's  right to  purchase or  repurchase  the  security  may be restricted;  the value of the security may change adversely over the term of the dollar roll;  the security  that a Delaware  Investments(R)  Fund is required to repurchase  may be worth less than the security  that the  Delaware  Investments
Fund originally held, and the return earned by the Delaware  Investments(R) Fund with  the  proceeds  of a dollar  roll may not  exceed  transaction  costs.  The
Delaware  Investments(R)  Fund will place U.S.  government or other liquid, high quality  assets in a  segregated  account in an amount  sufficient  to cover its repurchase obligation.

Municipal Securities
     Municipal  securities  are  issued  to  obtain  funds  for  various  public purposes,  including the construction of a wide range of public  facilities such as bridges, highways, roads, schools, water and sewer works and other utilities.
Other  public  purposes for which  municipal  securities  may be issued  include
refunding  outstanding  obligations,   obtaining  funds  for  general  operating
expenses  and  obtaining  funds  to  lend  to  other  public   institutions  and
facilities.  In addition,  certain debt obligations  known as "private  activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain  funds to  provide  certain  water,  sewage and solid  waste  facilities, qualified  residential  rental projects,  certain local electric,  gas and other heating or cooling facilities, qualified hazardous waste facilities,  high-speed intercity rail facilities, government-owned airports, docks and wharves and mass
commuting   facilities,   certain   qualified   mortgages,   student   loan  and
redevelopment bonds and bonds used for certain organizations exempt from federal income  taxation.  Certain debt  obligations  known as  "industrial  development bonds"  under  prior  federal  tax law may have  been  issued by or on behalf of public authorities to

                                       14

obtain funds to provide certain  privately-operated  housing facilities,  sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities,  air or water pollution control facilities, sewage or solid  waste  disposal  facilities  and certain  facilities  for water supply. Other private activity bonds and industrial  development bonds issued to finance the construction, improvement, equipment or repair of privately-operated
industrial,   distribution,  research  or  commercial  facilities  may  also  be municipal  securities,  but the size of such issues is limited under current and prior federal tax law.

     Information   about  the  financial   condition  of  issuers  of  municipal
securities  may be less  available  than  about  corporations  with a  class  of securities registered under the Securities Exchange Act of 1934, as amended (the
"1934 Act").

Options
     Certain Delaware  Investments(R)  Funds may write call options on a covered basis only,  purchase call  options,  write secured put options and purchase put options,  and will not  engage  in option  writing  strategies  for  speculative purposes.

     Certain Delaware Investments(R) Funds may invest in options that are either listed on U.S.  or  recognized  foreign  exchanges  or traded  over-the-counter.
Certain  over-the-counter  options may be illiquid. Thus, it may not be possible to close  options  positions  and this may have an adverse  impact on a Delaware
Investments(R) Fund's ability to effectively hedge its securities.

     Covered  Call  Writing.  Certain  Delaware  Investments(R)  Funds may write covered call options from time to time on such portion of its portfolio, without limit, as the investment  manager determines is appropriate in seeking to obtain a Delaware  Investments(R) Fund's investment objective.  A call option gives the purchaser  of such  option  the  right to buy,  and the  writer,  in this case a
Delaware Investments(R) Fund, has the obligation to sell the underlying security at the exercise  price  during the option  period.  The  advantage to a Delaware
Investments(R)  Fund of  writing  covered  call  options  is that  the  Delaware
Investments(R) Fund receives additional income, in the form of a premium,  which may offset any capital loss or decline in market value of the security. However, if the security  rises in value,  a Delaware  Investments(R)  Fund may not fully participate in the market appreciation.

     During the option  period,  a covered call option writer may be assigned an exercise  notice by the  broker/dealer  through  whom such call  option was sold requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such  earlier time in which the writer  effects a closing  purchase transaction.  A closing purchase  transaction cannot be effected with respect to an option  once the  option  writer has  received  an  exercise  notice for such option.

     With  respect to both  options on actual  portfolio  securities  owned by a
Delaware   Investments(R)   Fund  and  options  on  stock  indices,  a  Delaware
Investments(R)  Fund may enter into  closing  purchase  transactions.  A closing purchase  transaction  is one in  which a  Delaware  Investments(R)  Fund,  when obligated as a writer of an option,  terminates  its obligation by purchasing an option of the same series as the option previously written.

     Closing  purchase  transactions  will  ordinarily  be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being  called,  to permit  the sale of the  underlying  security  or to enable a
Delaware  Investments(R)  Fund to write  another  call option on the  underlying security with either a different  exercise  price or expiration  date or both. A
Delaware  Investments(R)  Fund may  realize  a net gain or loss  from a  closing purchase  transaction  depending  upon  whether  the net amount of the  original premium  received on the call option is more or less than the cost of  effecting the  closing  purchase  transaction.  Any loss  incurred  in a closing  purchase transaction may be partially or entirely  offset by the premium  received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or  partially  offset by  unrealized  appreciation  in the market value of the underlying  security.  Conversely,  a gain resulting from a closing purchase  transaction  could be offset  in whole or in part by a decline  in the market value of the underlying security.

     If a call option expires unexercised,  a Delaware  Investments(R) Fund will realize a  short-term  capital  gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by

                                       15

depreciation  in the market value of the underlying  security  during the option period.  If a call  option is  exercised,  a Delaware  Investments(R)  Fund will realize a gain or loss  from the sale of the  underlying  security  equal to the difference between the cost of the underlying security,  and the proceeds of the sale of the  security  plus the amount of the  premium on the  option,  less the commission paid.

     The market value of a call option generally reflects the market price of an underlying  security.  Other principal  factors  affecting  market value include supply and  demand,  interest  rates,  the price  volatility  of the  underlying security and the time remaining until the expiration date.

     A Delaware  Investments(R)  Fund will write call  options only on a covered basis, which means that the Delaware Investments(R) Fund will own the underlying security  subject to the call  option at all times  during  the  option  period.
Unless a closing  purchase  transaction is effected,  a Delaware  Investments(R)
Fund would be required to continue to hold a security  which it might  otherwise wish to sell, or deliver a security it would want to hold.  Options written by a
Delaware Investments(R) Fund will normally have expiration dates between one and nine months from the date  written.  The exercise  price of a call option may be below, equal to or above the current market value of the underlying  security at the time the option is written.

     Purchasing Call Options. Certain Delaware Investments(R) Funds may purchase call options to the extent that premiums paid by a Delaware  Investments Fund do not aggregate more than 2% of that Delaware  Investments(R) Fund's total assets.
When a Delaware  Investments(R)  Fund  purchases a call option,  in return for a premium paid by a Delaware Investments(R) Fund to the writer of the option, such
Delaware  Investments(R)  Fund obtains the right to buy the security  underlying the  option at a  specified  exercise  price at any time  during the term of the option. The writer of the call option, who receives the premium upon writing the option,  has the  obligation,  upon  exercise  of the  option,  to  deliver  the underlying  security  against  payment of the exercise  price.  The advantage of purchasing  call  options  is that a  Delaware  Investments(R)  Fund  may  alter portfolio  characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

     A  Delaware  Investments(R)  Fund may,  following  the  purchase  of a call option, liquidate its position by effecting a closing sale transaction.  This is accomplished  by selling an option of the same  series as the option  previously purchased.  A Delaware  Investments(R) Fund will realize a profit from a closing sale  transaction  if the price  received  on the  transaction  is more than the premium  paid to purchase the original  call option;  a Delaware  Investments(R)
Fund will realize a loss from a closing sale  transaction  if the price received on the  transaction  is less than the premium paid to purchase the original call option.

     Although a Delaware  Investments(R) Fund will generally purchase only those call options for which there appears to be an active secondary market,  there is no assurance  that a liquid  secondary  market on an exchange will exist for any particular  option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing  transactions  in  particular  options,  with the result that a Delaware
Investments(R)  Fund would have to exercise  its options in order to realize any profit and would incur brokerage  commissions  upon the exercise of such options and  upon the  subsequent  disposition  of the  underlying  securities  acquired through  the  exercise  of  such  options.  Further,  unless  the  price  of the underlying security changes sufficiently,  a call option purchased by a Delaware
Investments(R) Fund may expire without any value to the Delaware  Investments(R)
Fund.

     Writing  Put  Options.  A Delaware  Investments(R)  Fund may also write put options on a secured  basis which means that such Delaware  Investments(R)  Fund will  maintain  in a  segregated  account  with  its  custodian,  cash  or  U.S.
government  securities  in an  amount  not less than the  exercise  price of the option  at all  times  during  the  option  period.  The  amount of cash or U.S.
government securities held in the segregated account will be adjusted on a daily basis to reflect  changes in the market value of the  securities  covered by the put option written by a Delaware  Investments(R)  Fund. Secured put options will generally be written in  circumstances  where the  investment  manager wishes to purchase the underlying security for a Delaware  Investments(R) Fund's portfolio at a price lower than the current  market price of the security.  In such event, the Delaware Investments(R) Fund would write a secured put option at an exercise price which,  reduced by the premium received on the option,  reflects the lower price it is willing to pay.

                                       16

     Following the writing of a put option, a Delaware  Investments(R)  Fund may wish to terminate the  obligation to buy the security  underlying  the option by effecting a closing  purchase  transaction.  This is  accomplished  by buying an option  of the  same  series  as  the  option  previously  written.  A  Delaware
Investments(R)  Funds may not, however,  effect such a closing transaction after it has been notified of the exercise of the option.

     Purchasing Put Options. Certain Delaware Investments(R) Funds may invest in put options. A Delaware  Investments(R)  Fund will, at all times during which it holds a put option, own the security covered by such option.

     Certain Delaware  Investments(R) Funds may purchase put options in order to protect  against a decline in the market value of the underlying  security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase  put options  will allow a Delaware  Investments(R)  Fund to protect an unrealized gain in an appreciated  security in its portfolio  without actually  selling  the  security.  If the  security  does not drop in  value,  a
Delaware Investments(R) Fund will lose the value of the premium paid. A Delaware
Investments(R)  Fund may sell a put  option  which it has  previously  purchased prior to the sale of the  securities  underlying  such  option.  Such sales will result in a net gain or loss  depending  on whether  the amount  received on the sale is more or less than the  premium and other  transaction  costs paid on the put option which is sold.

     A  Delaware  Investments(R)  Fund  may  sell  a  put  option  purchased  on individual  portfolio  securities  or stock  indices.  Additionally,  a Delaware
Investments(R)  Fund may enter into  closing sale  transactions.  A closing sale transaction  is one in  which a  Delaware  Investments(R)  Fund,  when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     Over-the-Counter   Options  and  Illiquid   Securities.   Certain  Delaware
Investments(R) Funds may deal in over-the-counter  ("OTC") options. The Delaware
Investments  Funds  understand  the  position of the staff of the SEC to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities.  Certain Delaware Investments(R) Funds and their investment managers  disagree with this position and have found the dealers with which they engage  in OTC  options  transactions  generally  agreeable  to and  capable  of entering  into  closing  transactions.  The Delaware  Investments(R)  Funds have adopted  procedures  for engaging in OTC options for the purpose of reducing any potential  adverse  impact  of  such  transactions  upon  the  liquidity  of the portfolio.

     As part of these  procedures  certain  Delaware  Investments(R)  Funds will engage in OTC options  transactions  only with  primary  dealers  that have been specifically  approved by the Board of  Trustees,  and the  investment  managers believe that the  approved  dealers  should be agreeable  and able to enter into closing  transactions if necessary and, therefore,  present minimal credit risks to a Delaware  Investments(R)  Fund. A Delaware  Investments(R) Fund anticipates entering  into  written  agreements  with those  dealers  to whom such  Delaware
Investments  Fund  may  sell  OTC  options,  pursuant  to  which  such  Delaware
Investments(R)  Fund would have the absolute right to repurchase the OTC options from such  dealers at any time at a price  determined  pursuant to a formula set forth in  certain  no action  letters  published  by the SEC  staff.  A Delaware
Investments(R)  Fund will not engage in OTC options  transactions  if the amount invested by the Delaware  Investments(R)  Fund in OTC options plus, with respect to OTC options written by the Delaware Investments(R) Fund, the amounts required to be treated as illiquid  pursuant to the terms of such  letters (and the value of the assets  used as cover with  respect  to OTC  option  sales  which are not within the scope of such  letters),  plus the amount  invested  by the  Delaware
Investments(R)  Fund in illiquid  securities,  would  exceed 15% of the Delaware
Investments(R)  Fund's total assets.  OTC options on securities  other than U.S.
government  securities  may  not be  within  the  scope  of  such  letters  and, accordingly,  the  amount  invested  by a  Delaware  Investments(R)  Fund in OTC options on such other  securities and the value of the assets used as cover with respect to OTC option sales regarding such non-U.S.  government  securities will
be  treated  as  illiquid   and  subject  to  the   limitation   on  a  Delaware
Investments(R) Fund's net assets that may be invested in illiquid securities.

     Options on Foreign Currencies.  Certain Delaware  Investments(R)  Funds may
purchase  and write  options on foreign  currencies  for  hedging  purposes in a manner  similar to that in which  futures  contracts on foreign  currencies,  or forward contracts,  will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio  securities are denominated will reduce the dollar value of such securities, even if their value in the foreign

                                       17

currency remains  constant.  In order to protect against such diminutions in the value of portfolio securities,  a Delaware  Investments(R) Fund may purchase put options on the foreign  currency.  If the value of the currency does decline,  a
Delaware  Investments(R)  Fund will have the right to sell such  currency  for a fixed  amount in  dollars  and will  thereby  offset,  in whole or in part,  the adverse effect on its portfolio which otherwise would have resulted.

     Conversely,  where  a rise in the  dollar  value  of a  currency  in  which securities to be acquired are denominated is projected,  thereby  increasing the cost of such  securities,  a  Delaware  Investments(R)  Fund may  purchase  call options thereon.  The purchase of such options could offset, at least partially, the effects of the adverse  movement in exchange  rates. As in the case of other types of  options,  however,  the  benefit  to a  Delaware  Investments(R)  Fund deriving  from  purchases  of foreign  currency  options  will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange  rates do not move in the  direction  or to the extent  anticipated,  a
Delaware  Investments(R)  Fund could sustain losses on  transactions  in foreign currency  options  which  would  require  it to forego a  portion  or all of the benefits of advantageous changes in such rates.

     A Delaware  Investments(R) Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Delaware Investments(R)
Fund anticipates a decline in the dollar value of foreign  currency  denominated securities due to adverse  fluctuations in exchange rates, it could,  instead of purchasing a put option,  write a call option on the relevant  currency.  If the expected decline occurs,  the option will most likely not be exercised,  and the diminution in the value of portfolio  securities will be offset by the amount of the premium received.

     Similarly,  instead  of  purchasing  a call  option  to  hedge  against  an anticipated increase in the dollar cost of securities to be acquired, a Delaware
Investments(R)  Fund could write a put option on the relevant currency which, if rates  move in the  manner  projected,  will  expire  unexercised  and allow the
Delaware  Investments(R)  Fund to hedge such  increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.  If this does not occur, the option may be exercised and a Delaware  Investments(R)  Fund would be required to purchase or sell the underlying  currency at a loss which may not be offset by the amount of the  premium.  Through the writing of options on foreign currencies, a Delaware Investments(R) Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

     Certain Delaware  Investments(R) Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Delaware
Investments(R)  Fund is "covered" if the Delaware  Investments(R)  Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash  consideration held in a segregated account by the custodian bank)  upon  conversion  or  exchange  of  other  foreign  currency  held in its portfolio. A call option is also covered if a Delaware Investments(R) Fund has a call on the same foreign  currency and in the same principal  amount as the call written  where the exercise  price of the call held (a) is equal to or less than the  exercise  price of the call  written,  or (b) is greater  than the exercise price  of the  call  written  if the  difference  is  maintained  by a  Delaware
Investments(R)  Fund in cash,  U.S.  government  securities or other  high-grade liquid debt securities in a segregated account with its custodian bank.

     With  respect to writing put  options,  at the time the put is  written,  a
Delaware  Investments(R)  Fund will  establish  a  segregated  account  with its
custodian  bank  consisting  of  cash,  U.S.  government   securities  or  other
high-grade  liquid debt securities in an amount equal in value to the amount the
Delaware  Investments(R)  Fund will be required to pay upon exercise of the put.
The account will be  maintained  until the put is exercised,  has expired,  or a
Delaware  Investments(R)  Fund has purchased a closing put of the same series as the one previously written.

     In order to  comply  with the  securities  laws of one  state,  a  Delaware
Investments(R) Fund will not write put or call options if the aggregate value of
the  securities  underlying  the  calls  or  obligations   underlying  the  puts
determined  as of the  date the  options  are sold  exceed  25% of the  Delaware
Investments(R)  Fund's  net  assets.  Should  state  laws  change or a  Delaware
Investments(R)  Fund  receives  a  waiver  of  its  application,   the  Delaware
Investments(R) Fund reserve the right to increase this percentage.

                                       18

     Options on Stock  Indices.  A stock index  assigns  relative  values to the common stocks included in the index with the index  fluctuating  with changes in the market values of the underlying common stock.

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the underlying index on the date of exercise,  multiplied by (ii) a fixed "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium  received,  to make delivery of this amount.  Gain or loss to a Delaware
Investments(R)  Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular  industry or segment of the market) rather than price movements of individual securities.

     As with  stock  options,  a  Delaware  Investments(R)  Fund may  offset its position in stock index  options  prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A stock index  fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the
S&P 500 Index or the NYSE Composite Index(R), or a narrower market index such as the S&P 100 Index.  Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the  Computer  and  Business  Equipment  Index.
Options on stock indices are currently  traded on the following  Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American
Stock Exchange.

     The effectiveness of purchasing or writing stock index options as a hedging technique  will depend upon the extent to which  price  movements  in a Delaware
Investments(R)  Fund's  portfolio  correlate  with price  movements of the stock index  selected.  Because the value of an index option depends upon movements in the level of the index  rather than the price of a particular  stock,  whether a
Delaware  Investments  Fund will  realize a gain or loss  from the  purchase  or writing of  options on an index  depends  upon  movements  in the level of stock prices in the stock market generally or, in the case of certain  indices,  in an industry or market  segment,  rather than movements in the price of a particular stock. Since a Delaware  Investments(R)  Fund's portfolio will not duplicate the components  of an index,  the  correlation  will not be exact.  Consequently,  a
Delaware  Investments(R)  Fund bears the risk that the prices of the  securities being hedged will not move in the same amount as the hedging  instrument.  It is also  possible  that there may be a negative  correlation  between  the index or other  securities  underlying the hedging  instrument and the hedged  securities which would result in a loss on both such securities and the hedging instrument.
Accordingly,  successful  use of options on stock indices will be subject to the
Manager's ability to predict  correctly  movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Positions  in stock  index  options  may be closed out only on an  exchange which  provides a  secondary  market.  There can be no  assurance  that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be  possible  to close  such an  option.  The  inability  to  close  options positions  could have an  adverse  impact on a  Delaware  Investments(R)  Fund's ability to effectively hedge its securities. A Delaware Investments(R) Fund will enter into an option  position  only if there  appears to be a liquid  secondary market for such options.

     The  Delaware  Investments(R)  Funds  will not  engage in  transactions  in
options  on  stock  indices  for  speculative   purposes  but  only  to  protect
appreciation  attained,  to offset  capital  losses and to take advantage of the liquidity available in the option markets.

     Accounting  Issues.  When a  Portfolio  writes a call,  or  purchases a put option, an amount equal to the premium received or paid by it is included in the section of the Portfolio's assets and liabilities as an asset and as an

                                       19

equivalent liability.

     In writing a call, the amount of the liability is  subsequently  "marked to market" to reflect the current market value of the option  written.  The current market  value of a  written  option  is the  last  sale  price on the  principal exchange on which such  option is traded or, in the absence of a sale,  the mean between  the last bid and asked  prices.  If an  option  which a  Portfolio  has written expires on its stipulated  expiration  date, the Portfolio  recognizes a short-term gain. If a Portfolio enters into a closing purchase  transaction with respect to an option which the Portfolio has written,  the Portfolio  realizes a short-term  gain (or loss if the cost of the  closing  transaction  exceeds  the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security,  and the liability related to such option is extinguished.  If a call option which a Portfolio has written is exercised,  the
Portfolio realizes a capital gain or loss (long-term or short-term, depending on the holding period of the  underlying  security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The  premium  paid by a  Portfolio  for the  purchase  of a put  option  is recorded  in the  section  of  the  Portfolio's  assets  and  liabilities  as an investment  and  subsequently  adjusted daily to the current market value of the option.  For  example,  if the current  market  value of the option  exceeds the premium paid, the excess would be unrealized  appreciation and,  conversely,  if the premium  exceeds the current  market value,  such excess would be unrealized depreciation.  The current  market value of a purchased  option is the last sale price on the  principal  Exchange  on which  such  option is  traded  or, in the absence of a sale, the mean between the last bid and asked prices.  If an option which a Portfolio has purchased  expires on the stipulated  expiration date, the
Portfolio realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option.  If a Portfolio  sells the put option, it realizes a short-term or long-term capital gain or loss, depending on whether  the  proceeds  from the sale are  greater  or less than the cost of the option.  If a Portfolio  exercises a put option,  it realizes a capital  gain or loss (long-term or short-term, depending on the holding period of the underlying security)  from the sale of the  underlying  security and the proceeds from such sale will be  decreased  by the  premium  originally  paid.  However,  since the purchase  of a put  option is treated  as a short  sale for  federal  income tax purposes, the holding period of the underlying security will be affected by such a purchase.

     Accounting for options on certain stock indices will be in accordance  with generally  accepted  accounting  principles.  The amount of any realized gain or loss on closing out such a position  will result in a realized  gain or loss for tax  purposes.  Such  options held by a Portfolio at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term  capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

Portfolio Loan Transactions
     It is the understanding of the respective investment manager that the staff of the SEC permits  portfolio  lending by  registered  investment  companies  if certain conditions are met. These conditions are as follows: 1) each transaction must  have  100%  collateral  in the form of cash,  short-term  U.S.  government securities,  or irrevocable  letters of credit payable by banks  acceptable to a
Delaware Investments(R) Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned  securities  increase, the borrower must furnish additional  collateral to the Delaware  Investments(R)
Fund involved; 3) the Delaware Investments(R) Fund must be able to terminate the loan after notice, at any time; 4) the Delaware Investments(R) Fund must receive
reasonable  interest  on  any  loan,  and  any  dividends,   interest  or  other
distributions  on the lent  securities,  and any increase in the market value of such  securities;  5)  the  Delaware  Investments(R)  Fund  may  pay  reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities  may pass to the borrower;  however,  if the Board of Trustees of the
Delaware Investments(R) Funds know that a material event will occur affecting an investment  loan, they must either terminate the loan in order to vote the proxy or enter  into an  alternative  arrangement  with the  borrower  to  enable  the
Portfolio to vote the proxy.

     The major risk to which a Delaware  Investments(R) Fund would be exposed on a portfolio loan  transaction is the risk that the borrower would go bankrupt at a  time  when  the  value  of  the  security  goes  up.  Therefore,  a  Delaware
Investments(R) Fund will only enter into loan arrangements after a review of all pertinent facts by the

                                       20

respective  investment manager,  under the supervision of the Board of Trustees, including the  creditworthiness  of the borrowing broker,  dealer or institution and then only if the  consideration to be received from such loans would justify the  risk.  Creditworthiness  will  be  monitored  on an  ongoing  basis  by the respective investment manager.

Repurchase Agreements
     A repurchase  agreement is a short-term  investment  by which the purchaser acquires  ownership of a debt security and the seller  agrees to repurchase  the obligation at a future time and set price,  thereby determining the yield during the purchaser's holding period.  Should an issuer of a repurchase agreement fail to repurchase the underlying security,  the loss to the Delaware  Investments(R)
Funds,  if any,  would be the difference  between the  repurchase  price and the market  value of the  security.  A Delaware  Investments(R)  Fund will limit its investments  in repurchase  agreements to those which the Manager  determines to present  minimal credit risks and which are of high quality.  In addition,  each
Delaware  Investments(R)  Fund must have  collateral  of 102% of the  repurchase price,  including the portion  representing a Delaware  Investments Fund's yield under such  agreements  which is monitored on a daily basis.  While the Delaware
Investments(R)  Funds are  permitted  to do so,  they  normally do not invest in repurchase agreements, except to invest cash balances.

     The  Delaware  Investments(R)  Funds have  obtained an  exemption  from the joint-transaction  prohibitions  of  Section  17(d) of the 1940 Act to allow the
Delaware  Investments(R)  Funds  jointly to invest cash  balances.  The Delaware
Investments(R) Funds may invest cash balances in a joint repurchase agreement in accordance  with the terms of the Order and subject  generally to the conditions described above.

Reverse Repurchase Agreements
     Certain Delaware  Investments(R) Funds are authorized to enter into reverse repurchase agreements.  A reverse repurchase agreement is the sale of a security by a Delaware  Investments(R)  Fund and its agreement to repurchase the security at a specified time and price. A Delaware Investments(R) Fund will maintain in a segregated account with the custodian cash, cash equivalents or U.S.  government securities  in an amount  sufficient  to cover  its  obligations  under  reverse repurchase  agreements  with  broker/dealers  (but no  collateral is required on
reverse  repurchase   agreements  with  banks).  Under  the  1940  Act,  reverse repurchase agreements may be considered borrowings by a Delaware  Investments(R)
Fund; accordingly,  a Delaware Investments(R) Fund will limit its investments in reverse repurchase  agreements,  together with any other borrowings,  to no more than one-third of its total assets. The use of reverse repurchase  agreements by a Delaware  Investments(R)  Fund creates  leverage which  increases the Delaware
Investments(R)  Fund's  investment  risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the  agreements,  a Delaware  Investments(R)  Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs,  earnings or net asset  value would  decline faster than otherwise would be the case.

"Roll" Transactions
     Certain Delaware Investments(R) Funds may engage in "roll" transactions.  A
"roll"  transaction  is the sale of securities  together with a commitment  (for which a Delaware Investments(R) Fund may receive a fee) to purchase similar, but not  identical,  securities  at  a  future  date.  Under  the  1940  Act,  these transactions  may be considered  borrowings by a Delaware  Investments(R)  Fund;
accordingly,  a  Delaware  Investments(R)  Fund  will  limit  its  use of  these transactions,  together with any other borrowings,  to no more than one-third of its total assets.  A Delaware  Investments(R)  Fund will segregate liquid assets such as cash, U.S. government securities or other high grade debt obligations in an amount  sufficient to meet their payment  obligations in these  transactions.
Although these transactions will not be entered into for leveraging purposes, to the extent an underlying fund's aggregate  commitments under these  transactions exceed its holdings of cash and securities  that do not fluctuate in value (such
as  short-term  money  market  instruments),   a  Delaware  Investments(R)  Fund
temporarily  will be in a  leveraged  position  (i.e.,  it will  have an  amount greater than its net assets subject to market risk).  Should the market value of a  Delaware  Investments(R)  Fund's  portfolio  securities  decline  while  such
Delaware Investments(R) Fund is in a leveraged position, greater depreciation of its net assets  would  likely  occur than were it not in such a  position.  As a
Delaware  Investments(R)  Fund's aggregate  commitments under these transactions increase, the opportunity for leverage similarly increases.

Rule 144A Securities

                                       21

     The  Delaware  Investments(R)  Funds may invest in  restricted  securities, including  unregistered  securities  eligible  for resale  without  registration pursuant  to Rule 144A ("Rule 144A  Securities")  under the 1933 Act.  Rule 144A
Securities may be freely traded among qualified  institutional investors without registration under the 1933 Act.

     Investing in Rule 144A  Securities  could have the effect of increasing the level of a Delaware  Investments Fund's illiquidity to the extent that qualified institutional  buyers  become,  for a time,  uninterested  in  purchasing  these securities.  After the purchase of a Rule 144A Security,  however,  the Board of
Trustees  of a Delaware  Investments(R)  Fund and its  investment  manager  will continue to monitor  the  liquidity  of that  security to ensure that a Delaware
Investments(R)  Fund's holdings of illiquid securities does not exceed its limit on investments in such securities.

Short Sales Against the Box
     Certain  Delaware  Investments(R)  Funds may make short sales  "against the box."  Whereas a short sale is the sale of a security a Delaware  Investments(R)
Fund does not own, a short sale is against the box if at all times  during which the short position is open, such Delaware  Investments(R)  Fund owns at least an equal amount of the securities or securities  convertible  into, or exchangeable without  further  consideration  for,  securities  of  the  same  issue  as  the securities  sold  short.  Short  sales  against  the box are  typically  used by sophisticated investors to defer recognition of capital gains or losses.

Small to Medium-Sized Companies
     Certain  Delaware  Investments(R)  Funds  invest  their  assets  in  equity securities of small to medium-sized  companies.  These stocks have  historically been more  volatile in price than larger  capitalization  stocks,  such as those included in the S&P 500. This is because,  among other things, smaller companies have a lower  degree  of  liquidity  and tend to have a greater  sensitivity  to changing  economic  conditions.  These  companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. The companies'  securities  may trade  less  frequently  and have a smaller  trading volume. The securities may be traded only in the over-the-counter  markets or on a regional  securities  exchange.  In addition to exhibiting greater volatility, smaller capitalization  securities may, to some degree,  fluctuate independently of the stocks of larger  capitalization  companies.  For example,  the stocks of smaller  capitalization  companies  may  decline in price as the price of larger company stocks rise, or vice versa.

Swaps, Caps, Floors and Collars
     Certain  Delaware  Investments(R)  Funds  may  enter  into  interest  rate, currency  and index swaps and the purchase or sale of related  caps,  floors and
collars.   The  Delaware   Investments(R)  Funds  expect  to  enter  into  these
transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio,  to protect  against  currency  fluctuations,  as a duration management technique or to protect against any increase in the price of securities a Delaware  Investments(R)  Fund  anticipates  purchasing  at a later date.  The Delaware  Investments(R)  Funds intend to use these  transactions  as hedges and not  speculative  investments and will not sell interest rate caps or floors  where it does not own  securities  or other  instruments  providing  the income stream a Delaware  Investments(R)  Fund may be obligated to pay. Interest rate swaps involve the exchange by a Delaware  Investments(R)  Fund with another party of their  respective  commitments  to pay or receive  interest,  e.g.,  an exchange of floating  rate  payments for fixed rate  payments  with respect to a nominal  amount of  principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential  among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference  indices.  The purchase  of a cap  entitles  the  purchaser  to receive  payments on a notional principal  amount from the party selling such cap to the extent that a specified index exceeds a predetermined  interest rate or amount.  The purchase of a floor entitles the purchaser to receive  payments on a notional  principal amount from the party selling such floor to the extent that a specified  index falls below a predetermined  interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a  predetermined  range of interest rates or values.

     A  Delaware  Investments(R)  Fund will  usually  enter  into swaps on a net basis,  i.e., the two payment streams are netted out in a cash settlement on the
payment  date  or  dates  specified  in  the  instrument,   with  such  Delaware

                                       22

Investments(R) Fund receiving or paying, as the case may be, only the net amount of the two  payments.  In as much as these swaps,  caps,  floors and collars are entered  into for good faith  hedging  purposes,  the Manager  and the  Delaware
Investments(R)   Funds  believe  such  obligations  do  not  constitute   senior
securities  under the 1940 Act and,  accordingly,  will not treat  them as being subject to its borrowing  restrictions.  A Delaware Investments(R) Fund will not enter into any swap,  cap, floor or collar  transaction  unless,  at the time of
entering  into  such   transaction,   the  unsecured   long-term   debt  of  the
counterparty,  combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent  credit  quality by the Manager.
If there is a default by the counterparty,  a Delaware  Investments(R)  Fund may have contractual remedies pursuant to the agreements related to the transaction.
The swap market has grown  substantially  in recent years with a large number of banks and  investment  banking  firms  acting  both as  principals  and as agent utilizing  standardized  swap  documentation.  As a result,  the swap market has become relatively  liquid.  Caps, floors and collars are more recent innovations for which  standardized  documentation  has not yet been  fully  developed  and, accordingly, they are less liquid than swaps.

Temporary Defensive Positions
     The Portfolios are permitted to make temporary  investments in bonds,  cash or cash  equivalents  and may allocate  100% of their net assets to the Delaware
Cash Reserve Fund in response to unfavorable market conditions.

U.S. Government Securities
     Securities  issued or guaranteed by the U.S.  government or its agencies or instrumentalities ("Government Securities") in which the Delaware Investments(R)
Funds may invest include debt  obligations of varying  maturities  issued by the
U.S.  Treasury or issued or  guaranteed by an agency or  instrumentality  of the
U.S.  government,  including the Federal  Housing  Administration,  Farmers Home
Administration,   Export-Import  Bank  of  the  United  States,  Small  Business
Administration,  Government  National  Mortgage  Association  ("GNMA"),  General
Services  Administration,  Central  Bank for  Cooperatives,  Federal Farm Credit
Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation,  Federal
Intermediate   Credit   Banks,   Federal  Land  Banks,   Fannie  Mae,   Maritime
Administration,  Tennessee Valley  Authority,  District of Columbia Armory Board
and Student Loan Marketing Association. Direct obligations of the U. S. Treasury include a variety of securities that differ in their interest rates,  maturities and dates of issuance.  Because the U.S.  government  is not obligated by law to
provide  support  to  an  instrumentality   that  it  sponsors,   each  Delaware
Investments(R)  Fund invests in obligations  issued by an instrumentality of the
U.S.   government   only  if  its  investment   manager   determines   that  the
instrumentality's  credit  risk  does  not make its  securities  unsuitable  for investment by a Delaware Investments(R) Fund.

Unseasoned Companies
     Certain  Delaware  Investments(R)  Funds may  invest in  relatively  new or unseasoned  companies which are in their early stages of  development,  or small companies  positioned in new and emerging  industries  where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which a Delaware Investments(R) Fund may invest may have relatively small revenues,  limited product lines, and may have a small share of the market for their  products or services.  Small  companies may lack depth of management, they may be  unable  to  internally  generate  funds  necessary  for  growth  or potential  development or to generate such funds through  external  financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.  Due to these and other factors,  small  companies may suffer  significant  losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

Variable and Floating Rate Notes
     Variable rate master demand notes, in which certain Delaware Investments(R)
Funds may  invest,  are  unsecured  demand  notes that  permit the  indebtedness thereunder  to vary and provide for periodic  adjustments  in the interest  rate according to the terms of the instrument.  A Delaware  Investments(R)  Fund will not invest over 5% of its assets in variable rate master  demand notes.  Because
master  demand  notes  are  direct  lending   arrangements  between  a  Delaware
Investments(R) Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Delaware  Investments(R)  Fund may demand payment of principal and accrued  interest at any time.  While the notes are not typically  rated by credit rating  agencies,  issuers of variable  amount master demand notes

                                       23

(which  are  normally  manufacturing,   retail,  financial  and  other  business
concerns)  must  satisfy the same  criteria  as set forth  above for  commercial paper. In determining  average weighted  portfolio  maturity,  a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining  until the principal  amount can be recovered  from the issuer through demand.

     A variable rate note is one whose terms  provide for the  adjustment of its interest rate on set dates and which,  upon such  adjustment,  can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified  interest  rate changes and which,  at any time,  can  reasonably be expected to have a market value that  approximates its par value. Such notes are frequently not rated by credit rating  agencies;  however,  unrated variable and floating  rate  notes  purchased  by a  Delaware  Investments(R)  Fund  will  be determined  by such  Delaware  Investments(R)  Fund's  investment  manager under guidelines  established by the Board of Trustees to be of comparable  quality at the time of purchase to rated instruments eligible for purchase under a Delaware
Investments(R)  Fund's investment policies.  In making such determinations,  the investment  manager  will  consider  the  earning  power,  cash  flow and  other liquidity  ratios of the issuers of such notes (such issuers include  financial, merchandising,  bank holding and other companies) and will continuously  monitor their financial condition. Although there may be no active secondary market with respect to a particular  variable or floating rate note  purchased by a Delaware
Investments(R)  Fund, such Delaware  Investments(R) Fund may re-sell the note at any time to a third  party.  The  absence  of such an active  secondary  market, however,  could make it difficult for a Delaware  Investments(R) Fund to dispose of the  variable or floating  rate note  involved in the event the issuer of the note defaulted on its payment obligations,  and the Delaware Investments(R) Fund could,  for this or other  reasons,  suffer a loss to the extent of the default.
Variable or floating rate notes may be secured by bank letters of credit.

     Variable  and  floating  rate notes for which no readily  available  market exists will be purchased in an amount which, together with securities with legal or contractual  restrictions on resale or for which no readily  available market exists (including repurchase agreements providing for settlement more than seven days after notice),  exceed 10% of a Delaware Investments(R) Fund's total assets only if such  notes  are  subject  to a demand  feature  that will  permit  such
Delaware  Investments  Fund to demand payment of the principal within seven days after demand by a Delaware  Investments(R)  Fund. If not rated, such instruments must be found by a  Delaware  Investments(R)  Fund's  investment  manager  under guidelines  established by the Board of Trustees, to be of comparable quality to instruments that are rated high quality.  A rating may be relied upon only if it is provided by a nationally  recognized  statistical rating organization that is not  affiliated  with  the  issuer  or  guarantor  of  the  instruments.  For  a description of the rating symbols of S&P and Moody's used in this paragraph, see the  Prospectuses.  A Delaware  Investments(R)  Fund may also invest in Canadian
Commercial Paper which is commercial paper issued by a Canadian corporation or a
Canadian  counterpart  of a U.S.  corporation  and in  Europaper  which  is U.S.
dollar-denominated commercial paper of a foreign issuer.

When-Issued and Delayed Delivery Securities
     Certain  Delaware   Investments(R)  Funds  may  purchase  securities  on  a
when-issued or delayed  delivery  basis. In such  transactions,  instruments are purchased  with  payment  and  delivery  taking  place in the future in order to secure what is  considered to be an  advantageous  yield or price at the time of the  transaction.  Delivery of and payment for these securities may take as long as a month  or more  after  the  date of the  purchase  commitment.  A  Delaware
Investments(R)  Fund will designate cash or securities in amounts  sufficient to cover its  obligations and will value the designated  assets daily.  The payment obligation  and the  interest  rates that will be received are each fixed at the time a Delaware  Investments(R)  Fund enters into the commitment and no interest accrues to such  Delaware  Investments(R)  Fund until  settlement.  Thus,  it is possible  that the  market  value at the time of  settlement  could be higher or lower  than the  purchase  price if the  general  level of  interest  rates  has changed.

--------------------------------------------------------------------------------
                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

     Each Portfolio has adopted a policy generally prohibiting the disclosure of portfolio  holdings  information to any person until after 30 calendar days have passed. A list of each Portfolio's  portfolio  holdings  monthly,  with a 30 day lag,  is posted on the  Portfolios'  Web site,  www.delawareinvestments.com.  In addition, on a 10 day lag, we

                                       24

also  make  available  a  month-end  summary  listing  of  the  number  of  each
Portfolio's  securities,  country and asset allocations,  and top ten securities and sectors by percentage of holdings for each  Portfolio.  This  information is available publicly to any and all shareholders free of charge once posted on the
Web site by calling 1-800-523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute the Portfolios'  shares,  are generally treated similarly and are not provided  with the  Portfolios'  portfolio  holdings in advance of when they are generally available to the public.

     Third-party  service providers and affiliated persons of the Portfolios are provided with the Portfolios' portfolio holdings only to the extent necessary to perform services under agreements relating to the Portfolios. In accordance with the policy,  third-party  service  providers  who receive  non-public  portfolio holdings  information  on an ongoing  basis are: the Manager's  affiliates,  the
Portfolios'  independent  registered  public  accounting  firm, the  Portfolios'
custodian,  the Portfolios' legal counsel, the Portfolios' financial printer and the Portfolios' proxy voting service (Institutional Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed  agreements  ("Non-Disclosure  Agreements")  with the  Portfolios  or the
Manager may receive portfolio holdings  information more quickly than the 30 day lag. The  Non-Disclosure  Agreements  require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from disclosing the  information or trading on the  information  (either in Portfolio shares or in shares of the Portfolios' portfolio  securities).  In addition, the receiving  party  must  agree to  provide  copies  of any  research  or  reports generated  using  the  portfolio  holdings  information  in order  to allow  for monitoring of use of the  information.  Neither the Portfolios,  the Manager nor any affiliate  receive any compensation or  consideration  with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Portfolios' Chief Compliance Officer prior to such use.

     The Trust's Board of Trustees will be notified of any substantial change to the foregoing procedures.  Each Board of Trustees also receives an annual report from the  Portfolios'  Chief  Compliance  Officer  which,  among  other  things, addresses the operation of the Portfolios'  procedures concerning the disclosure of portfolio holdings information.

                                       25

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

Officers and Trustees
     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware  Investments(R)  Funds. As of January 3,
2007, the Trust's  officers and Trustees  owned less than 1% of the  outstanding shares of each Class of each  Portfolio.  The  Trust's  Trustees  and  principal officers are noted below along with their ages and their business experience for the past five  years.  The  Trustees  serve for  indefinite  terms  until  their resignation, death or removal.

--------------- --------------- ------------- ------------------------ ----------- -------------
                                                                        Number of
                                                                       Portfolios
                                                                        in Fund       Other
                                                                         Complex   Directorships
                                                                        Overseen     Held by
                  Position(s)                        Principal         by Trustee/   Trustee/
Name, Address    Held with the    Length of    Occupation(s) During     Director   Director or
and Birthdate        Trust       Time Served       Past 5 Years         or Officer   Officer
--------------- --------------- ------------- ------------------------ ---------- --------------
Interested Trustee
--------------- --------------- ------------- ------------------------ ---------- --------------
Patrick P.         Chairman,       Chairman     Mr. Coyne has served       84          None
Coyne(2)           President,    and Trustee    in various executive
2005 Market          Chief          since           capacities at
Street             Executive      August 16,     different times at
Philadelphia,     Officer and        2006      Delaware Investments(1)
PA 19103            Trustee
                                  President
April 14, 1963                    and Chief
                                  Executive
                                   Officer
                                    since
                                  August 1,
                                     2006
--------------- --------------- ------------- ------------------------ ---------- --------------
Independent Trustees
--------------- --------------- ------------- ------------------------ ---------- --------------
Thomas L.           Trustee         1 Year       Private Investor -        84          None
Bennett                                        (March 2004 - Present)
2005 Market
Street                                          Investment Manager -
Philadelphia,                                   Morgan Stanley & Co.
PA 19103                                        (January 1984 - March
                                                        2004)
October 4,
1947
--------------- --------------- ------------- ------------------------ ---------- --------------
John A. Fry         Trustee        5 Years           President -           84       Director -
2005 Market                                     Franklin & Marshall                 Community
Street                                                College                        Health
Philadelphia,                                   (June 2002 - Present)                Systems
PA 19103
                                                   Executive Vice
May 28, 1960                                   President - University
                                                   of Pennsylvania
                                                 (April 1995 - June
                                                        2002)

--------------- --------------- ------------- ------------------------ ---------- --------------
Anthony D.          Trustee        13 Years       Founder/Managing         84          None
Knerr                                            Director - Anthony
2005 Market                                      Knerr & Associates
Street                                         (Strategic Consulting)
Philadelphia,                                     (1990 - Present)
PA 19103

December 7,
1938

--------------- --------------- ------------- ------------------------ ---------- --------------
Lucinda S.          Trustee         1 Year        Chief Investment         84          None
Landreth                                              Officer -
2005 Market                                        Assurant, Inc.
Street                                               (Insurance)
Philadelphia,                                       (2002 - 2004)
PA 19103

June 24, 1947

--------------- --------------- ------------- ------------------------ ---------- --------------
Ann R. Leven        Trustee        17 Years         Consultant -           84      Director and
2005 Market                                        ARL Associates                      Audit
Street                                          (Financial Planning)                 Committee
Philadelphia,                                      (1983-Present)                  Chairperson -
PA 19103                                                                           Andy Warhol
                                                                                   Foundation
November 1,
1940                                                                              Director and
                                                                                      Audit
                                                                                    Committee
                                                                                    Member -
--------------- --------------- ------------- ------------------------ ---------- --------------

                                       26

--------------- --------------- ------------- ------------------------ ----------- -------------
                                                                        Number of
                                                                       Portfolios
                                                                        in Fund       Other
                                                                        Complex   Directorships
                                                                        Overseen     Held by
                  Position(s)                        Principal         by Trustee/   Trustee/
Name, Address    Held with the    Length of    Occupation(s) During      Director   Director or
and Birthdate        Trust       Time Served       Past 5 Years        or Officer   Officer
--------------- --------------- ------------- ------------------------ ---------- --------------
                                                                                  Systemax Inc.
--------------- --------------- ------------- ------------------------ ---------- --------------
Thomas F.           Trustee       Since May        President/Chief         84       Director -
Madison                            1997 (3)        Executive Officer -           Banner Health
2005 Market                                      MLM Partners, Inc.
Street                                             (Small Business                  Director -
Philadelphia,                                  Investing & Consulting)              CenterPoint
PA 19103                                           (January 1993 -                    Energy
                                                     Present)
February 25,                                                                       Director and
1936                                                                                  Audit
                                                                                     Committee
                                                                                    Member -
                                                                                     Digital
                                                                                   River Inc.

                                                                                   Director and
                                                                                      Audit
                                                                                    Committee
                                                                                    Member -
                                                                                     Rimage
                                                                                   Corporation

                                                                                   Director -
                                                                                     Valmont
                                                                                   Industries,
                                                                                      Inc.

--------------- --------------- ------------- ------------------------ ---------- --------------
Janet L.            Trustee        7 Years         Vice President          84          None
Yeomans                                            (January 2003 -
2005 Market                                           Present)
Street                                               and Treasurer
Philadelphia,                                     (January 2006 -
PA 19103                                             Present)
                                                   3M Corporation
July 31, 1948
                                                Ms. Yeomans has held
                                                 various management
                                                  positions at 3M
                                               Corporation since 1983.

--------------- --------------- ------------- ------------------------ ---------- --------------
J. Richard          Trustee         1 Year            Founder -            84      Director and
Zecher                                           Investor Analytics                    Audit
2005 Market                                       (Risk Management)                  Committee
Street                                          (May 1999 - Present)                 Member -
Philadelphia,                                                                       Investor
PA 19103                                                                            Analytics

July 3, 1940                                                                       Director and
                                                                                      Audit
                                                                                    Committee
                                                                                    Member -
                                                                                  Oxigene, Inc.

--------------- --------------- ------------- ------------------------ ---------- --------------

                                       27

--------------- --------------- ------------- ------------------------ ----------- -------------
                                                                        Number of
                                                                       Portfolios
                                                                        in Fund       Other
                                                                         Complex   Directorships
                                                                        Overseen     Held by
                  Position(s)                        Principal          by Trustee/   Trustee/
Name, Address    Held with the    Length of    Occupation(s) During       Director   Director or
and Birthdate        Trust       Time Served       Past 5 Years          or Officer   Officer
--------------- --------------- ------------- ------------------------ ---------- --------------
Officers
--------------- --------------- ------------- ------------------------ ---------- --------------
David F.              Vice           Vice       Mr. Connor has served      84         None(4)
Connor             President,     President     as Vice President and
2005 Market         Deputy         since      Deputy General Counsel
Street             General       September          at Delaware
Philadelphia,     Counsel and      21, 2000    Investments since 2000
PA 19103           Secretary         and
                                  Secretary
December 2,                         since
1963                             October 25,
                                    2005

--------------- --------------- ------------- ------------------------ ---------- --------------
David P.          Senior Vice    Senior Vice      Mr. O'Connor has         84         None(4)
O'Connor           President,     President,      served in various
2005 Market         General        General       executive and legal
Street            Counsel and    Counsel and        capacities at
Philadelphia,     Chief Legal    Chief Legal     different times at
PA 19103            Officer        Officer      Delaware Investments
                                   since
February 21,                     October 25,
1966                                 2005

--------------- --------------- ------------- ------------------------ ---------- --------------
John J.           Senior Vice     Treasurer       Mr. O'Connor has         84         None(4)
O'Connor         President and      since         served in various
2005 Market        Treasurer       February     executive capacities
Street                             17, 2005     at different times at
Philadelphia,                                   Delaware Investments
PA 19103

June 16, 1957

--------------- --------------- ------------- ------------------------ ---------- --------------
Richard Salus        Chief          Chief       Mr. Salus has served       84         None(4)
2005 Market        Financial      Financial     in various executive
Street              Officer        Officer          capacities at
Philadelphia,                       since        different times at
PA 19103                         November 1,    Delaware Investments
                                    2006
October 4,
1963

------------------------------------------------------------------------------------------------

(1)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and  its  subsidiaries,  including  the  Trust's  Manager, principal underwriter and transfer agent.

(2)  Mr. Coyne is  considered  to be an  "Interested  Trustee"  because he is an executive officer of the Trust's Manager.

(3)  In 1997,  several  funds  managed by  Voyageur  Fund  Managers,  Inc.  (the
     "Voyageur  Funds")  were  incorporated  into the Delaware  Investments  (R)
     Family of Funds.  Mr.  Madison  served as a director of the Voyageur  Funds from 1993 to 1997.

(4)  Messrs. Connor, David P. O'Connor, John J. O'Connor and Salus also serve in similar  capacities for the six portfolios of the Optimum Fund Trust, which have the same  Manager,  principal  underwriter  and transfer  agent as the
     Trust.  Mr. John J. O'Connor also serves in a similar  capacity for Lincoln
     Variable Insurance Products Trust, which has the same investment manager as the Trust.

------------------------------------------------------------------------------------------------

                                       28

     The following is additional information regarding investment  professionals affiliated with the Trust:

------------------- ------------------------------- --------- -------------------------------
                                                      Length
Name, Address and     Position(s) Held with the      of Time       Principal Occupation(s)
Birthdate                       Trust                 Served       During Past 5 Years
------------------- ------------------------------- --------- -------------------------------
Patrick P. Coyne            Executive Vice          3 Years    During the past five years,
2005 Market Street        President/Managing                     Mr. Coyne has served in
Philadelphia, PA       Director/Head of Equity                    various capacities at
19103-7094                   Investments                       different times at Delaware
                                                                       Investments.
April 14, 1963

------------------- ------------------------------- --------- -------------------------------
Christopher R.        Vice President and Senior      9 Years   During the past five years,
Adams                Equity Analyst - Delaware                  Mr. Adams has served in
2005 Market Street     Group Foundation Funds                    various capacities at
Philadelphia, PA                                                different times at Delaware
19103-7094                                                           Investments.

April 24, 1962
------------------- ------------------------------- --------- -------------------------------
Francis X. Morris    Senior Vice President/Senior    3 Years      Mr. Morris has served in
2005 Market Street        Portfolio Manager                    various executive capacities
Philadelphia, PA                                                  at different times at
19103-7094                                                        Delaware Investments.

March 28, 1961

------------------- ------------------------------- --------- -------------------------------
Michael S. Morris    Vice President/Senior Equity    3 Years      Mr. Morris has served in
2005 Market Street     Analyst - Delaware Group                various executive capacities
Philadelphia, PA           Foundation Funds                       at different times at
19103-7094                                                        Delaware Investments.

September 5, 1968

------------------- ------------------------------- --------- -------------------------------
Donald G. Padilla       Vice President/Equity        6 Years    During the past five years,
2005 Market Street            Analyst II                         Mr. Padilla has served in
Philadelphia, PA                                                  various capacities at
19103-7094                                                      different times at Delaware
                                                                       Investments.
August 8, 1964

------------------- ------------------------------- --------- -------------------------------

     The  following  table shows each  Trustee's  ownership of each  Portfolio's shares,  if any,  and of all  Delaware  Investments(R)  Funds as of December 31,
2005.

--------------------- ----------------------- -----------------------------------------------
                                                Aggregate Dollar Range of Equity Securities
                          Dollar Range of            in All Registered Investment
                         Equity Securities         Companies Overseen by Trustee in
Name                     in the Portfolios          Family of Investment Companies
--------------------- ----------------------- -----------------------------------------------
Thomas L. Bennett              None                             None
--------------------- ----------------------- -----------------------------------------------
Patrick P. Coyne               None                         Over $100,000
--------------------- ----------------------- -----------------------------------------------
John A. Fry(1)                 None                         Over $100,000
--------------------- ----------------------- -----------------------------------------------
Anthony D. Knerr               None                       $10,001 - $50,000
--------------------- ----------------------- -----------------------------------------------
Lucinda S. Landreth            None                         $1 - $10,000
--------------------- ----------------------- -----------------------------------------------
Ann R. Leven                   None                         Over $100,000
--------------------- ----------------------- -----------------------------------------------
Thomas F. Madison              None                       $10,001 - $50,000
--------------------- ----------------------- -----------------------------------------------
Janet L. Yeomans               None                      $50,001 - $100,000
--------------------- ----------------------- -----------------------------------------------
J. Richard Zecher              None                             None
--------------------- ----------------------- -----------------------------------------------

(1)  As of December  31,  2005,  John A. Fry held assets in a 529 Plan  account.
     Under the terms of the Plan,  a portion of the assets  held in the Plan may be invested  in the  Portfolios.  Mr. Fry held no shares of the  Portfolios outside of the Plan as of December 31, 2005.

     The following  table sets forth the  compensation  received by each Trustee
from  the  Trust  and  the  total   compensation   received  from  all  Delaware
Investments(R) Funds for which he or she served as a Trustee or Director for the fiscal year ended September 30, 2006. Only the Trustees of the Trust who are not
"interested  persons"  as  defined  by the  1940  Act  (i.e.,  the  "Independent
Trustees") receive compensation from the Funds. The following table provides, in addition,  information  on the  retirement  benefits  accrued on behalf of those
Trustees  eligible  to receive  such  benefits  under the  Delaware  Investments
Retirement Plan for Trustees/Directors (the "Retirement

                                       29

Plan"). This plan was recently terminated as more fully described below.

---------------------- ------------------- ------------------- ---------------------
                                                                       Total
                                                                   Compensation
                                                                     from the
                                              Retirement            Investment
                                               Benefits           Companies in
                           Aggregate          Accrued as           the Delaware
                          Compensation       Part of Fund         Investments(R)
Trustee                  from the Trust       Expenses(1)          Complex(2)
---------------------- ------------------- ------------------- ---------------------

Thomas L. Bennett           $4,454.61              $0               $156,666.70
---------------------- ------------------- ------------------- ---------------------

John A. Fry                 $4,618.28          $4,103.19            $162,516.70
---------------------- ------------------- ------------------- ---------------------

Anthony D. Knerr            $4,272.62          $18,521.69           $150,266.70
---------------------- ------------------- ------------------- ---------------------

Lucinda S. Landreth         $4,272.62              $0               $150,266.70
---------------------- ------------------- ------------------- ---------------------

Ann R. Leven                $5,338.96          $17,075.75           $187,733.40
---------------------- ------------------- ------------------- ---------------------

Thomas F. Madison           $4,907.39          $18,325.65           $172,500.02
---------------------- ------------------- ------------------- ---------------------

Janet L. Yeomans            $4,454.61          $7,954.60            $156,666.70
---------------------- ------------------- ------------------- ---------------------

J. Richard Zecher           $4,381.97              $0               $154,166.70
---------------------- ------------------- ------------------- ---------------------

(1)  Figures  reflect  amounts  already  accrued under the  Retirement  Plan and additional amounts accrued to effect the termination of the Retirement Plan for Funds that are series of the Trust as of November 30, 2006. The Manager has  agreed to absorb a minimum  of  $500,000  through  certain  additional waivers and/or  reimbursements for those Funds within the Fund Complex that are subject to expense limitations.

(2)  Effective December 1, 2006, each Independent  Trustee/Director will receive an annual retainer fee of $84,000 for serving as a Trustee/Director for all
     32 investment companies in the Delaware  Investments(R) Family, plus $5,000 per day for attending  each Board Meeting held on behalf of all  investment
     companies  in  the  complex.   Members  of  the  Nominating  and  Corporate
     Governance  Committee,  Audit Committee and Investments  Committee  receive additional  compensation of $2,500 for each Committee meeting attended.  In addition,  the  chairpersons  of the Audit,  Investments and Nominating and
     Corporate Governance Committees each receive an annual retainer of $15,000.
     The Lead/Coordinating Trustee/Director of the Delaware Investments(R) Funds
     receives an  additional  annual  retainer of $35,000.  These amounts do not include payments related to the termination of the Retirement Plan.

     Until  the  Retirement   Plan's   termination  as  described  below,   each
Independent  Trustee who, at the time of his or her retirement  from the Boards, having  attained  the age of 70 and  served  on the  Boards  for at  least  five continuous years, was entitled to receive payments from each investment  company in the  Delaware  Investments(R)  Family  for  which  he or she  had  served  as
Trustee/Director.  These  payments  were to be made  for a  period  equal to the lesser of the number of years that such person served as a  Trustee/Director  or the remainder of such person's life. The amount of such payments would have been equal,  on an  annual  basis,  to the  amount  of the  annual  retainer  paid to
Trustees/Directors  of each  investment  company  at the  time of such  person's retirement.

     The table below sets forth the  estimated  annual  retirement  benefit that would have been payable  under the  Retirement  Plan at  specified  compensation levels and years of service.  Trustees  credited  with years of service  through
December 31, 2006 are: Mr. Knerr (17 years),  Ms. Leven (17 years),  Mr. Madison
(13 years),  Ms.  Yeomans (8 years),  Mr. Fry (6 years).  During the fiscal year ended September 30, 2006, two former Trustees of the Trust were receiving yearly benefits  under the  Retirement  Plan:  Mr.  Walter P. Babich  ($70,000) and Mr.
Charles E. Peck ($50,000).

-------------------------------- ------------------------------------------
                                             Years of Service
-------------------------------- ------------------- ----------------------

                                       30

-------------------------------- ------------------- ----------------------
Amount of Annual Retainer Paid
in Last Year of Service               0-4 Years        5 Years or More
-------------------------------- ------------------- ----------------------
          $50,000(1)                     $0                $50,000
-------------------------------- ------------------- ----------------------
          $70,000(2)                     $0                $70,000
-------------------------------- ------------------- ----------------------
          $80,000(3)                     $0                $80,000
-------------------------------- ------------------- ----------------------

(1)  Reflects final annual retainer for Charles E. Peck, a retired trustee.

(2)  Reflects final annual retainer for Walter P. Babich, a retired trustee.

(3)  Reflects  annual  retainer at the time of termination for Anthony D. Knerr,
     Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, John A. Fry.

     The Board of  Trustees/Directors  of all the Funds voted to  terminate  the
Delaware Investments Retirement Plan for Trustees/Directors,  effective November
30, 2006.  As a result of the  termination  of the  Retirement  Plan, no further benefits will accrue to any current or future  directors and a one-time  payment of  benefits  earned  under  the  Retirement  Plan  will  be  paid  to  eligible
Trustees/Directors.  The amount of the  payment to be made on January  31,  2007 represents the benefits to which the current  Trustee/Director is entitled under the terms of the Retirement  Plan.  The  calculation of such amount is based on:
(1) the annual retainer amount as of the date of termination ($80,000), (2) each
Trustee/Director's  years  of  service  as of the  date of  termination  (listed
above),   and  (3)  the   actuarially   determined   life   expectancy  of  each
Trustee/Director. The payments thus calculated are discounted to present value.

     The net present value of the benefits  accrued under the plan to which each
such   Independent   Trustee/Director   is   entitled   was   calculated   by  a
licensed/certified  actuary  and  then  reviewed  and  approved  by  the  Funds'
Independent  Directors  who had no benefits  vested under the Plan.  The amounts being paid in 2007 are as  follows:  Anthony D. Knerr  ($702,373),  Ann R. Leven
($648,635),  Thomas F. Madison ($696,407),  Janet L. Yeomans ($300,978) and John
A. Fry ($155,030).

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following four Independent  Trustees:  Thomas F.
Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The
Audit Committee held seven meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the  Board of  Trustees  only in the event  that  there is a vacancy  on the  Board.  Shareholders  who wish to  submit  recommendations  for nominations to the Board to fill a vacancy must submit their  recommendations in writing to the  Nominating  and  Corporate  Governance  Committee,  c/o Delaware
Investments(R)  Funds at 2005 Market Street,  Philadelphia,  Pennsylvania 19103.
Shareholders  should  include  appropriate  information  on the  background  and qualifications  of any  person  recommended  (e.g.,  a  resume),  as well as the candidate's  contact  information  and a written  consent from the  candidate to serve if nominated and elected.  Shareholder  recommendations for nominations to the Board will be accepted on an ongoing basis and such  recommendations will be kept on file  for  consideration  when  there is a  vacancy  on the  Board.  The committee  consists of the following  four  Independent  Trustees:  John A. Fry,
Chairman;  Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio).
The committee held five meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held four meetings during the Trust's last fiscal year.

                                       31

     Investments  Committee:  The primary purposes of the Investments  Committee are to: (i) assist the Board at its request in its  oversight of the  investment advisory  services  provided  to the  Portfolios  by the  Manager as well as any sub-advisers;  (ii) review all proposed advisory and sub-advisory agreements for new  Portfolios or proposed  amendments to existing  agreements and to recommend what action the full Board and the independent directors/trustees take regarding the approval of all such  proposed  arrangements;  and (iii) review from time to time  reports  supplied  by the Manager  regarding  investment  performance  and expenses and suggest changes to such reports. The Investments Committee consists of the following four Independent Trustees: Thomas L. Bennett, Chairman; Lucinda
S. Landreth,  Jan L. Yeomans;  and J. Richard Zecher. The Investments  Committee
was  established  on October 25, 2006.  The  Investments  Committee did not meet during the Trust's last fiscal year.

Code of Ethics
     The Trust, the Manager, the Distributor and Lincoln Financial Distributors,
Inc. (the Portfolios' financial  intermediary  wholesaler) have adopted Codes of
Ethics in  compliance  with the  requirements  of Rule 17j-1 under the 1940 Act, which  govern  personal  securities  transactions.  Under the  Codes of  Ethics, persons  subject to the Codes are  permitted  to engage in  personal  securities transactions,  including  securities  that  may  be  purchased  or  held  by the
Portfolios,  subject to the  requirements set forth in Rule 17j-1 under the 1940
Act and certain other procedures set forth in the applicable Code of Ethics. The
Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Portfolios  have formally  delegated to the Manager the ability to make all proxy  voting  decisions  in relation to  portfolio  securities  held by the
Portfolios.  If and when proxies  need to be voted on behalf of the  Portfolios, the Manager  will vote such proxies  pursuant to its Proxy  Voting  Policies and
Procedures  (the  "Procedures").  The Manager  has  established  a Proxy  Voting
Committee (the  "Committee")  which is responsible  for overseeing the Manager's proxy voting process for the Portfolios. One of the main responsibilities of the
Committee is to review and approve the  Procedures to ensure that the Procedures are  designed to allow the Manager to vote proxies in a manner  consistent  with the goal of voting in the best interests of the Portfolios.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements on behalf of the Portfolios and other clients of the Manager and vote
proxies   generally  in  accordance  with  the  Procedures.   The  Committee  is
responsible for overseeing  ISS's proxy voting  activities.  If a proxy has been voted for the Portfolios, ISS will create a record of the vote. By no later than
August 31 of each year,  information  (if any)  regarding  how the Manager voted proxies  relating  to each  Portfolio's  portfolio  securities  during  the most recently  completed  12-month period ended June 30 is available  without charge:
(i) through the Portfolios' website at www.delawareinvestments.com;  and (ii) on the SEC's website at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Portfolios.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote proxies on behalf of the Portfolios. Some examples of the Guidelines are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to equity-based  compensation  plans are generally  determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company's operations and products.

                                       32

     Because the  Portfolios  have  delegated  proxy voting to the Manager,  the
Portfolios  are not  expected to  encounter  any  conflict  of  interest  issues regarding  proxy voting and  therefore  do not have  procedures  regarding  this matter.  However,  the  Manager  does  have a  section  in its  Procedures  that addresses  the  possibility  of conflicts of  interest.  Most proxies  which the
Manager receives on behalf of the Portfolios are voted by ISS in accordance with the Procedures.  Because almost all Portfolio  proxies are voted by ISS pursuant to the  pre-determined  Procedures,  it normally  will not be necessary  for the
Manager  to make an  actual  determination  of how to vote a  particular  proxy, thereby  largely  eliminating  conflicts of interest for the Manager  during the proxy  voting  process.  In the very  limited  instances  where the  Manager  is considering voting a proxy contrary to ISS's recommendation,  the Committee will first  assess the issue to see if there is any  possible  conflict  of  interest involving the Manager or affiliated  persons of the Manager.  If a member of the
Committee has actual  knowledge of a conflict of interest,  the  Committee  will normally use another  independent  third party to do additional  research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best  interests of the  Portfolios.  The Committee will then review the proxy voting  materials and  recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the  Committee  believes  is  consistent  with  the  Procedures  and in the best interests of the Portfolios.

--------------------------------------------------------------------------------
                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes  investment  management  services  to the  Portfolios,  subject to the supervision  and  direction of the Trust's  Board of Trustees.  The Manager also
provides   investment   management   services  to  all  of  the  other  Delaware
Investments(R)  Funds.  Affiliates  of the Manager also manage other  investment accounts.  While investment  decisions for the Portfolios are made independently from those of the other funds and accounts,  investment decisions for such other funds and accounts may be made at the same time as investment  decisions for the
Portfolios.  The  Manager  pays  the  salaries  of all  Trustees,  officers  and employees who are affiliated with both the Manager and the Trust.

     As of September 30, 2006,  the Manager and its affiliates  within  Delaware
Investments  were  managing in the aggregate in excess of $150 billion in assets in various institutional or separately managed, investment company and insurance accounts.  The Manager is a series of Delaware  Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings,  Inc. ("DMH"). DMH is
an indirect subsidiary, and subject to the ultimate control, of Lincoln National
Corporation   ("Lincoln").   Lincoln,   with   headquarters   in   Philadelphia,
Pennsylvania,  is a diversified  organization with operations in many aspects of the financial services industry,  including insurance and investment management.
Delaware  Investments  is the marketing name for DMH and its  subsidiaries.  The
Manager  and its  affiliates  own  the  name  "Delaware  Group."  Under  certain circumstances,  including the termination of the Trust's  advisory  relationship with the Manager or its  distribution  relationship  with the  Distributor,  the
Manager and its affiliates  could cause the Trust to delete the words  "Delaware
Group" from the Trust's name.

     The Investment  Management  Agreement for the Moderate Allocation Portfolio
and the  Conservative  Allocation  Portfolio  is  dated  April  1,  1999 and was approved by shareholders on March 17, 1999. The Investment  Management Agreement
for the Aggressive Allocation Portfolio is dated April 15, 1999 and was approved by shareholders on April 13, 1999. Each Investment  Management  Agreement had an
initial  term of two  years  and may be  renewed  each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding  voting  securities of a
Portfolio,  and only if the terms and the renewal  thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties  thereto or interested  persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  Each Investment Management Agreement is terminable without penalty on 60 days' notice by the Trustees of the Trust or by the Manager. Each Investment  Management Agreement will terminate  automatically in the event of its assignment.

                                       33

     Pursuant to the Investment  Management  Agreements,  each Portfolio pays an annual fee equal to 0.25% of average daily net assets of each of the Portfolios.

     During the past three  fiscal  years,  the  Portfolios  paid the  following investment management fees:

----------------------------------- ------------------- ------------------ ------------------
                                            2006                2005               2004
----------------------------------- ------------------- ------------------ ------------------
Aggressive Allocation Portfolio     $119,690 earned     $96,739 earned     $87,124 earned
                                    $0 paid             $  7,985 paid      $-0- paid
                                    $119,690 waived     $88,754 waived     $87,124 waived
----------------------------------- ------------------- ------------------ ------------------
Moderate Allocation Portfolio       $98,509 earned      $86,425 earned     $92,630 earned
                                    $0 paid             $10,655 paid       $-0- paid
                                    $98,509 waived      $75,770 waived     $92,630 waived
----------------------------------- ------------------- ------------------ ------------------
Conservative Allocation Portfolio   $84,330 earned      $77,097 earned     $71,808 earned
                                    $0 paid             $-0- paid          $-0- paid
                                    $84,330 waived      $77,097 waived     $71,808 waived
----------------------------------- ------------------- ------------------ ------------------

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094, serves as the national distributor of each
Trust's  shares  under  a  Distribution   Agreement  dated  May  15,  2003.  The
Distributor  is an  affiliate  of the  Manager  and  bears  all of the  costs of promotion and  distribution,  except for payments by the Portfolio Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect  subsidiary of
DMH, and,  therefore,  of Lincoln.  The  Distributor  has agreed to use its best efforts to sell shares of the Portfolios.  See the  Prospectuses for information on how to invest.  Shares of the Portfolios are offered on a continuous basis by the Distributor and may be purchased through  authorized  investment  dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as national distributor for the other Delaware  Investments(R)  Funds. The Board of Trustees annually reviews fees paid to the Distributor.

     During the Portfolios'  last three fiscal years,  the Distributor  received net  commissions  from each  Portfolio  on behalf  of their  respective  Class A
Shares, after re-allowances to dealers, as follows:

--------------------------------------------------------------------------------
                    Aggressive Allocation Portfolio
---------------- -------------------- ----------------------- ------------------
                      Amount of           Total Amounts              Net
    Fiscal          Underwriting            Re-allowed            Commission
  Year Ended         Commission             To Dealers          to Distributor
---------------- -------------------- ----------------------- ------------------
   9/30/06          $167,360                $140,975             $26,385
---------------- -------------------- ----------------------- ------------------
   9/30/05           $74,405                 $61,921             $12,484
---------------- -------------------- ----------------------- ------------------
   9/30/04           $51,701                 $43,344              $8,357
---------------- -------------------- ----------------------- ------------------

                                       34

---------------------------------------------------------------------------------
                     Moderate Allocation Portfolio
---------------- -------------------- ----------------------- -------------------
                      Amount of           Total Amounts              Net
    Fiscal          Underwriting            Re-allowed            Commission
  Year Ended         Commission             To Dealers          to Distributor
---------------- -------------------- ----------------------- -------------------
   9/30/06          $105,755                 $86,833             $18,922
---------------- -------------------- ----------------------- -------------------
   9/30/05           $70,011                 $56,905             $13,106
---------------- -------------------- ----------------------- -------------------
   9/30/04           $28,632                 $23,782              $4,850
---------------- -------------------- ----------------------- -------------------

---------------------------------------------------------------------------------
                        Conservative Allocation Portfolio
---------------- ------------------- ---------------------- ---------------------
                     Amount of           Total Amounts              Net
    Fiscal          Underwriting          Re-allowed             Commission
  Year Ended         Commission           To Dealers           To Distributor
---------------- ------------------- ---------------------- ---------------------
   9/30/06           $50,915                $41,573                $9,342
---------------- ------------------- ---------------------- ---------------------
   9/30/05           $13,934                $11,352                $2,582
---------------- ------------------- ---------------------- ---------------------
   9/30/04           $19,721                $16,162                $3,559
---------------- ------------------- ---------------------- ---------------------

     During the Portfolios' last three fiscal years,  the Distributor  received, in the aggregate, limited contingent deferred sales charge payments with respect to Class A  shares  of the  Portfolios  and  contingent  deferred  sales  charge payments with respect to Class B and C Shares of the Portfolios as follows:

------------------ --------------------------------------------------------------
                            Aggressive Allocation Portfolio
------------------ ------------------- --------------------- --------------------
                      Class A Shares
      Fiscal           Limited CDSC        Class B Shares        Class C Shares
    Year Ended          Payments          CDSC Payments         CDSC Payments
------------------ ------------------- --------------------- --------------------
     9/30/06             $16                 $5,969                 $932
------------------ ------------------- --------------------- --------------------
     9/30/05             $16                 $4,733                 $203
------------------ ------------------- --------------------- --------------------
     9/30/04              $0                 $5,929                 $572
------------------ ------------------- --------------------- --------------------

------------------ --------------------------------------------------------------
                                   Moderate Allocation Portfolio
------------------ --------------------------------------------------------------
                     Class A Shares
      Fiscal          Limited CDSC       Class B Shares        Class C Shares
    Year Ended          Payments          CDSC Payments         CDSC Payments
------------------ ------------------- --------------------- --------------------
     9/30/06              $0                 $3,820               $1,025
------------------ ------------------- --------------------- --------------------
     9/30/05              $0                 $6,072                  $91
------------------ ------------------- --------------------- --------------------
     9/30/04              $0                 $5,643               $1,024
------------------ ------------------- --------------------- --------------------

------------------ --------------------------------------------------------------
                                 Conservative Allocation Portfolio
------------------ ------------------- --------------------- --------------------
                     Class A Shares
      Fiscal          Limited CDSC       Class B Shares        Class C Shares
    Year Ended         Payments          CDSC Payments         CDSC Payments
------------------ ------------------- --------------------- --------------------
     9/30/06              $5                 $1,901                 $276
------------------ ------------------- --------------------- --------------------
     9/30/05              $3                 $1,415                  $26
------------------ ------------------- --------------------- --------------------
     9/30/04              $0                 $2,393                  $30
------------------ ------------------- --------------------- --------------------

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the Portfolios' financial intermediary  wholesaler pursuant to a Third
Amended  and  Restated  Financial   Intermediary   Distribution  Agreement  (the
"Financial Intermediary Agreement") with the Distributor effective as of January
1, 2006.  LFD is primarily  responsible  for promoting the sale of the Portfolio
shares  through   broker/dealers,   financial   advisors  and  other   financial
intermediaries (collectively, "Financial Intermediaries"). The address of LFD is
2001 Market Street, Philadelphia, PA 19103-7055.  Effective January 1, 2007, the
Distributor  shall pay LFD for the actual expenses

                                       35

incurred  by LFD in  performing  its  duties  under the  Financial  Intermediary
Agreement as  determined  by the  Distributor's  monthly  review of  information retrieved from Lincoln Financial Group's  applicable  expense management system.
Based on this review,  the Distributor  may request that LFD provide  additional information  describing  its  expenses in detail  reasonably  acceptable  to the
Distributor.  Additionally,  the  parties  shall  agree  from  time to time to a mechanism to monitor LFD's expenses.  The fees associated with LFD's services to the  Portfolios  are  borne  exclusively  by  the  Distributor  and  not  by the
Portfolios.

Transfer Agent
     Delaware  Service  Company,  Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia,  PA 19103-7094,  serves as the Portfolios'  shareholder  servicing,  dividend disbursing and transfer agent
(the "Transfer Agent") pursuant to a Shareholders Services Agreement dated April
19, 2001. The Transfer Agent is an indirect subsidiary of DMH and, therefore, of
Lincoln.  The  Transfer  Agent  also  acts as  shareholder  servicing,  dividend disbursing  and transfer  agent for other  Delaware  Investments(R)  Funds.  The
Transfer  Agent is paid a fee by the  Portfolios  for providing  these  services consisting  of an annual per  account  charge of $22.85 for each open and closed account  on its  records  and  each  account  held  on a  sub-accounting  system maintained by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the  Portfolios'  Board of  Trustees,  including a majority  of the  Independent
Trustees.

     Each  Portfolio has  authorized one or more brokers to accept on its behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption orders on the behalf of each Portfolio. For purposes of pricing, each
Portfolio will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

Fund Accountants
     Delaware Services Company,  Inc. also provides  accounting  services to the
Portfolios  pursuant to a separate Fund  Accounting  Agreement.  Those  services include  performing all functions  related to calculating  the  Portfolios'  net asset value ("NAV") and providing all financial reporting  services,  regulatory compliance  testing and other  related  accounting  services.  For its services,
Delaware  Services  Company,  Inc. is paid a fee based on total assets of all of the  Delaware  Investments(R)  Funds  for  which  it  provides  such  accounting services. Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which  Delaware  Services  Company,  Inc.  furnishes  accounting services.  The  fees  are  charged  to each  Portfolio  and the  other  Delaware
Investments(R) Funds on an aggregate pro rata basis.

Custodian
     JPMorgan Chase Bank ("JPMorgan"),  4 Chase Metrotech Center,  Brooklyn,  NY
11245, is custodian of the Portfolios' securities and cash. As custodian for the
Portfolios,   JPMorgan  maintains  a  separate  account  or  accounts  for  each
Portfolio;  receives,  holds and releases portfolio securities on account of the
Portfolio; receives and disburses money on behalf of the Portfolio; and collects and  receives  income and other  payments  and  distributions  on account of the
Portfolio's portfolio securities.

Legal Counsel
     Stradley  Ronon  Stevens  & Young,  LLP  serves  as the  Portfolios'  legal counsel.

                                       36

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which each  portfolio  manager is primarily  responsible as of September 30,
2006.

                                                                       No. of       Total Assets
                                                                      Accounts      in Accounts
                                                                        with           with
                                        No. of        Total         Performance-    Performance-
                                       Accounts    Assets Managed    Based Fees      Based Fees
Patrick P. Coyne
    Registered Investment Companies        3       $133.1 million         0              $0
    Other Pooled Investment Vehicles       0             $0               0              $0
    Other Accounts                         3       $494.1 million         0              $0
Christopher S. Adams
    Registered Investment Companies        8        $3.9 billion          0              $0
    Other Pooled Investment Vehicles       2       $13.5 million          0              $0
    Other Accounts                        16        $1.5 billion          0              $0
Francis X. Morris
    Registered Investment Companies        8        $3.9 billion          0              $0
    Other Pooled Investment Vehicles       2       $13.5 million          0              $0
    Other Accounts                        16        $1.5 billion          0              $0
Michael S. Morris
    Registered Investment Companies        8        $3.9 billion          0              $0
    Other Pooled Investment Vehicles       2       $13.5 million          0              $0
    Other Accounts                        16        $1.5 billion          0              $0
Donald G. Padilla
    Registered Investment Companies        8        $3.9 billion          0              $0
    Other Pooled Investment Vehicles       2       $13.5 million          0              $0
    Other Accounts                        16        $1.5 billion          0              $0

Description of Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for  other  accounts  similar  to  those  provided  to the  Portfolios  and  the investment  action for each account and  Portfolio may differ.  For example,  an account  or  Portfolio  may be  selling a  security,  while  another  account or
Portfolio  may  be  purchasing  or  holding  the  same  security.  As a  result, transactions  executed  for one  account  may  adversely  affect  the  value  of securities  held by another  account.  Additionally,  the management of multiple accounts and Portfolios may give rise to potential  conflicts of interest,  as a portfolio  manager  must  allocate  time and  effort to  multiple  accounts  and
Portfolios.  A portfolio manager may discover an investment opportunity that may be suitable for more than one account or Portfolio.  The investment  opportunity may be limited,  however, so that all accounts for which the investment would be suitable  may not be able to  participate.  The Manager  has adopted  procedures designed to allocate investments fairly across multiple accounts.

                                       37

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio's manager's compensation consists of the following:

     Base Salary.  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus.  The bonus pool is  determined by the revenues  associated  with the products  a  portfolio  manager  manages.  Delaware  keeps a  percentage  of the revenues and the remaining  percentage  of revenues  (minus  appropriate  direct expenses associated with this product and the investment management team) create the "bonus pool" for a product.  Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors having the largest  share.  The pool is  allotted  based on  subjective  factors  (50%) and objective  factors (50%). The primary objective factor is the performance of the funds managed relative to the performance of the appropriate Lipper peer groups.
Performance  is  measured  as the result of one's  standing  in the Lipper  peer groups on a one-year and three-year  basis.  Three-year  performance is weighted more  heavily  and there is no  objective  award for a fund that falls below the
50th  percentile  for  a  given  time  period.  There  is a  sliding  scale  for performance achievements above the 50th percentile.

     Deferred  Compensation.   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or  "performance  shares," in Lincoln.
Delaware  Investments  U.S.,  Inc.,  is  an  indirect  subsidiary  of  DMH  and, therefore, of Lincoln.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded from time to time by the  investment  manager in its full  discretion.  Option  awards may be based in part on  seniority.  The fair  market  value of the shares is  normally determined  as of each June 30 and December 31.  Shares issued upon the exercise of such  options  must be held for six months and one day,  after which time the shareholder  may put them back to the issuer or the  shares  may be called  back from the shareholder.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

                                       38

Ownership of Securities
     As of September 30, 2006, the portfolio  managers  described  above did not beneficially own any shares in the Portfolios.

--------------------------------------------------------------------------------
                         TRADING PRACTICES AND BROKERAGE
--------------------------------------------------------------------------------

     The Manager selects brokers or dealers to execute transactions on behalf of each Portfolio for the purchase or sale of portfolio  securities on the basis of its  judgment  of their  professional  capability  to provide the  service.  The primary consideration is to have brokers or dealers execute transactions at best execution.  Best execution  refers to many factors,  including the price paid or received for a security,  the commission charged, the promptness and reliability of execution,  the  confidentiality  and placement  accorded the order and other
factors   affecting  the  overall  benefit   obtained  by  the  account  on  the
transaction.  When a commission is paid, a Portfolio pays reasonably competitive brokerage  commission  rates  based  upon  the  professional  knowledge  of  the
Manager's  trading   department  as  to  rates  paid  and  charged  for  similar transactions  throughout the securities industry. In some instances, a Portfolio pays  a  minimal  share  transaction  cost  when  the  transaction  presents  no difficulty.

     During the fiscal  years  ended  September  30,  2006,  2005 and 2004,  the
Portfolios did not pay brokerage commissions.

     The Manager may allocate out of all commission business generated by all of the funds and accounts under its  management,  brokerage  business to brokers or dealers who provide  brokerage and research  services.  These  services  include advice,  either directly or through publications or writings, as to the value of securities,  the advisability of investing in, purchasing or selling securities, and the  availability  of securities  or  purchasers  or sellers of  securities;
furnishing of analyses and reports concerning issuers, securities or industries;
providing  information on economic factors and trends;  assisting in determining portfolio  strategy;  providing  computer software and hardware used in security analyses;  and providing portfolio  performance  evaluation and technical market analyses.  Such  services  are  used  by the  Manager  in  connection  with  its investment  decision-making  process  with  respect  to one or  more  funds  and accounts managed by it, and may not be used, or used  exclusively,  with respect to the fund or account generating the brokerage.

     As  provided  in the 1934 Act and each  Portfolio's  Investment  Management
Agreement,  higher  commissions are permitted to be paid to  broker/dealers  who provide  brokerage  and  research  services  than to  broker/dealers  who do not provide  such  services  if such higher  commissions  are deemed  reasonable  in relation to the value of the brokerage and research services provided.  Although transactions  are  directed to  broker/dealers  who provide such  brokerage  and research  services,  the  Trust  believes  that  the  commissions  paid  to such broker/dealers  are not, in general,  higher than commissions that would be paid to  broker/dealers  not providing  such services and that such  commissions  are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute in some part  brokerage and research  services used by the Manager in connection  with its investment  decision-making  process and constitute in some part  services used by the Manager in connection  with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  which  generate  commissions  or their  equivalent  are allocated to  broker/dealers  who provide daily portfolio  pricing services to a
Portfolio and to other Delaware Investments(R) Funds. Subject to best execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     During the fiscal year ended  September 30, 2006, no brokerage  commissions were directed to brokers for brokerage and research services.

                                       39

     As of September  30, 2006,  the  Portfolios  did not own any  securities of their regular  broker/dealers  or their parents,  as defined in Rule 10b-1 under the 1940 Act.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order that receives  allocation  may be allocated an average price obtained from the  executing  broker.  It is  believed  that the  ability of the  accounts  to participate in volume  transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders  could  adversely  affect  the  price or volume  of the  security  that a particular  account or fund may obtain, it is the opinion of the Manager and the
Trust's Board of Trustees that the  advantages of combined  orders  outweigh the possible disadvantages of separate transactions.

     Consistent with NASD Regulation, Inc. (the "NASDRSM") rules, and subject to seeking best execution,  a Portfolio may place orders with  broker/dealers  that have agreed to defray  certain  expenses of the Delaware  Investments(R)  Funds, such as custodian fees.

     The Portfolios have the authority to participate in a commission  recapture program.  Under the program,  and subject to seeking best execution as described in this section,  the Portfolios may direct certain  security  trades to brokers who have agreed to rebate a portion of the related  brokerage  commission to the
Portfolios  in cash.  Any such  commission  rebates will be included in realized gain on securities in the  appropriate  financial  statements of the Portfolios.
The Manager and its affiliates  have  previously and may in the future act as an investment  advisor to mutual  funds or separate  accounts  affiliated  with the administrator of the commission  recapture program.  In addition,  affiliates of the  administrator  act as consultants in helping  institutional  clients choose investment  advisors and may also  participate  in other types of businesses and provide other services in the investment management industry.

--------------------------------------------------------------------------------
                                CAPITAL STRUCTURE
--------------------------------------------------------------------------------

Capitalization
     The Trust  currently  has  authorized,  and allocated to each Class of each
Portfolio,  an unlimited  number of shares of  beneficial  interest  with no par value.  All shares are, when issued in accordance with the Trust's  registration statement (as amended), governing instruments and applicable law, fully paid and non-assessable.  Shares do not have preemptive rights. All shares of a Portfolio represent an undivided  proportionate  interest in the assets of such Portfolio.
As a general matter,  shareholders of Portfolio Classes may vote only on matters affecting their respective  Class,  including the Portfolio  Classes' Rule 12b-1
Plans  that  relate  to the  Class of  shares  that  they  hold.  However,  each
Portfolio's  Class B Shares may vote on any proposal to increase  materially the fees to be paid by such  Portfolio  under the Rule  12b-1 Plan  relating  to its
Class A Shares.  Except for the foregoing,  each share Class has the same voting and other rights and  preferences  as the other Classes of a Portfolio.  General expenses of each  Portfolio will be allocated on a pro-rata basis to the classes according to asset size,  except that  expenses of the  Portfolio  Classes' Rule
12b-1 Plans will be allocated solely to those classes.

     Prior to September 1, 2005,  the Delaware  Moderate  Allocation  Portfolio,
Delaware Aggressive  Allocation Portfolio and Delaware  Conservative  Allocation
Portfolio were known as the Delaware  Balanced  Allocation  Portfolio,  Delaware
Growth   Allocation   Portfolio  and  Delaware  Income   Allocation   Portfolio,
respectively.

     Class R Shares of the Portfolio first were offered on June 1, 2003.

Non-cumulative Voting
     The Trust's shares have non-cumulative  voting rights, which means that the holders of more than 50% of the shares of such Trust  voting for the election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

                                       40

--------------------------------------------------------------------------------
                                PURCHASING SHARES
--------------------------------------------------------------------------------

General Information
     Shares  of  the  Portfolios  are  offered  on a  continuous  basis  by  the
Distributor  and may be  purchased  through  authorized  investment  dealers  or directly by contacting  the  Distributor  or the Trust.  The Trust  reserves the right to  suspend  sales of  Portfolio  shares,  and  reject  any  order for the purchase of Portfolio  shares if in the opinion of management  such rejection is in the Portfolio's best interest.  The minimum initial  investment  generally is
$1,000  for  Class A  Shares,  Class B Shares  and  Class C  Shares.  Subsequent
purchases  of such  Classes  generally  must be at least  $100.  The initial and subsequent  investment  minimums for Class A Shares will be waived for purchases by officers,  Trustees and employees of any Delaware  Investments(R)  Fund,  the
Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction  program.  Shares purchased pursuant to the Uniform Gifts to
Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic  Investing Plan are subject to a minimum  initial  purchase of
$250 and a minimum subsequent purchase of $25.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000.  See "Investment Plans" for purchase limitations  applicable to retirement  plans.  The  Trust  will  reject  any  purchase  order for more than
$100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these  limitations  by making  cumulative  purchases over a period of time.  In doing so, an  investor  should  keep in mind,  however,  that  reduced front-end  sales  charges  apply to  investments  of $100,000 or more in Class A
Shares,  and that Class A Shares are  subject  to lower  annual  Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a contingent deferred sales charge ("CDSC").

     Selling dealers have the  responsibility  of transmitting  orders promptly.
Each  Portfolio  reserves  the right to reject any order for the purchase of its shares if in the opinion of  management  such  rejection is in such  Portfolio's best interest.  If a purchase is canceled because your check is returned unpaid, you are  responsible  for any loss incurred.  A Portfolio can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future  purchases in any Delaware  Investments(R)  Funds.  Each Portfolio
reserves  the right to reject  purchase  orders  paid by  third-party  checks or checks  that are not drawn on a  domestic  branch of a United  States  financial institution.  If a check drawn on a foreign  financial  institution is accepted, you may be subject  to  additional  bank  charges  for  clearance  and  currency conversion.

     Each Portfolio also reserves the right, following shareholder notification, to charge a service  fee on  accounts  that,  as a result  of  redemption,  have remained below the minimum stated account  balance for a period of three or more
consecutive  months.   Holders  of  such  accounts  may  be  notified  of  their
insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account  has not  reached  the minimum  balance  requirement  by that time,  the
Portfolio  will charge a $9 fee for that  quarter and each  subsequent  calendar quarter until the account is brought up to the minimum balance.  The service fee will be deducted from the account during the first week of each calendar quarter for  the  previous  quarter,  and  will  be used  to  help  defray  the  cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Portfolio also reserves the right,  upon 60 days' written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The  NASD  has  adopted  amendments  to  its  Conduct  Rules,  relating  to investment  company  sales  charges.  The  Trust and the  Distributor  intend to operate in compliance with these rules.

                                       41

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates were previously issued for Class A Shares and Institutional  Shares of the Portfolios. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the  shareholder's  account on the books  maintained by the Transfer Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates had been issued.  An
investor  will  be  permitted  to  obtain  a  certificate  in  certain   limited
circumstances that are approved by an appropriate officer of the Portfolios.  No charge is assessed by a Trust for any certificate  issued. The Portfolios do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited  circumstances that are approved by an appropriate officer of the Portfolios. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of  obtaining a bond  covering the lost or stolen  certificate.  Please contact  the Trust for  further  information.  Investors  who hold  certificates representing  any of their  shares  may only  redeem  those  shares  by  written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
     The  alternative  purchase  arrangements  of the Portfolio  Classes' Shares permit investors to choose the method of purchasing shares that is most suitable for their  needs  given the  amount of their  purchase,  the length of time they expect to hold their shares and other relevant  circumstances.  Investors should determine whether, given their particular circumstances, it is more advantageous to purchase  Class A Shares and incur a front-end  sales  charge and annual Rule
12b-1 Plan  expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares,  or to purchase either Class B or Class C Shares and have the entire  initial  purchase  amount  invested in a Portfolio  with the  investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are  redeemed  within six years of purchase, and Class C Shares are  subject to a CDSC if the shares are  redeemed  within 12 months of  purchase.  Class B and Class C Shares are each subject to annual Rule
12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the  Distributor,  dealers or others for providing  personal  service and/or  maintaining  shareholder  accounts)  of average  daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter,  be subject to annual 12b-1 Plan  expenses of up to a maximum of 0.30% of average  daily net assets of such shares.  Unlike Class B Shares,  Class C Shares do not convert to another Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of any return earned on such  additional  money will  diminish  over  time.  In  comparing  Class B Shares  to  Class C  Shares, investors  should  also  consider  the  duration  of the annual  Rule 12b-1 Plan expenses  to which each of the  classes is subject  and the  desirability  of an automatic conversion feature, which is available only for Class B Shares.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

     In comparing Class B Shares and Class C Shares to Class R Shares, investors should  consider the higher Rule 12b-1 Plan expenses on Class B Shares and Class
C Shares.  Investors also should consider the fact that, like Class B Shares and
Class C Shares,  Class R Shares do not have a front-end sales charge and, unlike
Class B Shares and Class C Shares,  Class R Shares are not subject to a CDSC. In
Comparing Class B Shares to Class R shares,  investors  should also consider the duration of the annual  Rule 12b-1 Plan  expenses to which each Class is subject and the desirability of an automatic  conversion feature to Class A Shares (with lower annual Rule 12b-1 Plan fees),  which is available  only for Class B Shares and does not subject the investor to a CDSC.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, a Portfolio, the Distributor and others will be paid, and in the case of Class A Shares,  from the proceeds of the front-end sales charge and
Rule 12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption,  and in the case of Class R Shares,  from the

                                       42

proceeds of the Rule 12b-1 Plan fees.  Financial  advisors may receive different compensation  for  selling  Class A Shares,  Class B Shares,  Class C Shares and
Class R Shares. Investors should understand that the purpose and function of the respective  Rule  12b-1  Plans  (including  for  Class R  Shares)  and the CDSCs applicable  to Class B Shares  and  Class C Shares  are the same as those of the
Rule 12b-1 Plan and the front-end  sales charge  applicable to Class A Shares in that  such  fees  and  charges  are  used to  finance  the  distribution  of the respective  Classes.  See "Plans Under Rule 12b-1 for the Portfolio  Classes" in
this Part B.

     Dividends,  if any, paid on Class A Shares, Class B Shares, Class C Shares,
Class R Shares and  Institutional  Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the amount of 12b-1 Plan expenses relating to Class B Shares, Class C Shares and
Class R Shares  will be  borne  exclusively  by such  shares.  See  "Determining
Offering Price and Net Asset Value" below in this Part B.

     Class A  Shares:  Purchases  of  $50,000  or more of Class A Shares  at the offering  price carry reduced  front-end  sales charges as shown in the table in the Portfolio Classes' Prospectuses,  and may include a series of purchases over a 13-month  period  under a Letter of  Intention  signed by the  purchaser.  See
"Special  Purchase Features - Class A Shares" below for more information on ways in which investors can avail  themselves of reduced  front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  In  addition,  certain  dealers who enter into an  agreement to provide extra training and information on Delaware Investments products and services and who increase  sales of Delaware  Investments(R)  Funds may receive an additional commission  of up to 0.15% of the  offering  price in  connection  with sales of
Class A  Shares.  Such  dealers  must  meet  certain  requirements  in  terms of organization and distribution  capabilities and their ability to increase sales.
The   Distributor   should  be  contacted  for  further   information  on  these
requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the Portfolio Classes' Prospectuses,  for initial purchases of Class A Shares of  $1,000,000 or more, a dealer's  commission  may be paid by the Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments(R) Funds as to which a Limited CDSC applies (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption  and Exchange"  below) may be  aggregated  with those of the Class A
Shares of the applicable Portfolio.  Financial advisors also may be eligible for a dealer's  commission in connection with certain  purchases made under a Letter of  Intention  or pursuant to an  investor's  Right of  Accumulation.  Financial advisors  should  contact  the  Distributor  concerning  the  applicability  and calculation of the dealer's commission in the case of combined purchases.

     An exchange from other Delaware  Investments(R)  Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

                                       43

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested in Portfolio shares. The Distributor  currently  compensates dealers or brokers for selling  Class B Shares at the time of purchase  from its own assets in an  amount  equal  to no more  than 5% of the  dollar  amount  purchased.  In addition,  from time to time,  upon written  notice to all of its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor  may pay additional  compensation  to dealers or brokers for selling
Class B Shares at the time of purchase.  As discussed  below,  however,  Class B
Shares are subject to annual Rule 12b-1 Plan  expenses  and, if redeemed  within six years of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1% annually.  The  combination  of the
CDSC and the  proceeds  of the Rule  12b-1  Plan fees  makes it  possible  for a
Portfolio to sell Class B Shares without  deducting a front-end  sales charge at the time of purchase.

     Holders of Class B Shares who  exercise the  exchange  privilege  described below  will  continue  to be  subject  to the CDSC  schedule  for Class B Shares described  in this Part B, even after the  exchange.  Such CDSC  schedule may be higher  than the CDSC  schedule  for Class B Shares  acquired as a result of the exchange. See "Redemption and Exchange" below.

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for eight years  after  purchase  are  eligible  for  automatic conversion  into  Class A Shares.  Conversions  of Class B Shares  into  Class A
Shares will occur only four times in any calendar  year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date").
If the  eighth  anniversary  after a  purchase  of  Class B  Shares  falls  on a
Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth  anniversary  occurs between  Conversion Dates, an investor's Class B
Shares will be converted  on the next  Conversion  Date after such  anniversary.
Consequently,  if a shareholder's  eighth  anniversary  falls on the day after a
Conversion  Date, that  shareholder will have to hold Class B Shares for as long as three additional  months after the eighth  anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a Portfolio  acquired through a reinvestment of dividends will convert to the  corresponding  Class A Shares of that Portfolio (or, in the case of Delaware Group Cash Reserve,  the Delaware Cash Reserve Fund  Consultant
Class)  pro-rata  with Class B Shares of that  Portfolio  not  acquired  through dividend reinvestment.

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested in Portfolio shares. The Distributor  currently  compensates dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an  amount  equal  to no more  than 1% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1% annually.

                                       44

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange."

Plans under Rule 12b-1 for the Portfolio Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of the Class A Shares,  the  Class B  Shares,  Class C Shares  and
Class R Shares of each Portfolio  (the "Plans").  Each Plan permits the relevant
Portfolio  to pay for certain  distribution,  promotional  and related  expenses involved in the marketing of only the Class of Shares to which the Plan applies.
The Plans do not apply to Institutional  Classes of shares.  Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in
the  distribution  and  marketing  of  shares  of  the  Institutional   Classes.
Shareholders of the Institutional  Classes may not vote on matters affecting the
Plans.

     The Plans permit a Portfolio,  pursuant to the Distribution  Agreement,  to pay out of the assets of the Class A Shares,  Class B Shares, Class C Shares and
Class R Shares monthly fees to the  Distributor for its services and expenses in distributing  and  promoting  sales of shares of such  classes.  These  expenses include, among other things,  preparing and distributing  advertisements,  sales literature and  prospectuses  and reports used for sales purposes,  compensating sales and marketing  personnel,  and paying distribution and maintenance fees to securities  brokers and dealers who enter into agreements with the  Distributor.
The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor  for advancing the commission  costs to dealers with respect to the initial sale of such shares.

     In addition,  absent any  applicable  fee waiver,  each  Portfolio may make payments out of the assets of the Portfolio  Classes'  Shares  directly to other unaffiliated  parties,  such as banks,  who  either aid in the  distribution  of shares of, or provide services to, such classes.

     All of the  distribution  expenses  incurred by the Distributor and others, such as broker/dealers,  in excess of the amount paid on behalf of the Portfolio
Classes  would be borne by such  persons  without  any  reimbursement  from such
Portfolio Classes. Subject to seeking best price and execution, a Portfolio may, from  time to time,  buy or sell  portfolio  securities  from or to firms  which receive payments under the Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreements,  as  amended,  have all been approved  by  the  Trust's  Board  of  Trustees,  including  a  majority  of the
Independent  Trustees who have no direct or indirect  financial  interest in the
Plans  and the  Distribution  Agreements,  by a vote cast in person at a meeting duly  called  for the  purpose  of  voting  on the  Plans  and such  Agreements.
Continuation of the Plans and the Distribution  Agreements,  as amended, must be approved  annually  by the  Trust's  Board of  Trustees  in the same  manner  as specified above.

     Each  year,   the  Trust's  Board  of  Trustees  must   determine   whether
continuation  of the  Plans  is in the  best  interest  of  shareholders  of the
Portfolio  Classes  and  that  there is a  reasonable  likelihood  of each  Plan providing  a  benefit  to its  respective  Portfolio  Class.  The  Plans and the
Distribution  Agreements,  as  amended,  may be  terminated  with  respect  to a
Portfolio  Class  at any time  without  penalty  by a  majority  of  Independent
Trustees who have no direct or indirect  financial interest in the Plans and the
Distribution Agreements,  or by a majority vote of the relevant Portfolio Class'
outstanding  voting  securities.   Any  amendment   materially   increasing  the
percentage  payable under the Plans must likewise be approved by a majority vote of the relevant Portfolio Class' outstanding voting securities,  as well as by a majority vote of Independent  Trustees who have no direct or indirect  financial
interest  in  the  Plans  or  Distribution  Agreements.   With  respect  to  the
Portfolios'  Class A Plans,  any  material  increase in the  maximum  percentage payable thereunder must also be approved by a majority of the outstanding voting securities  of the  Portfolios'  respective  Class B  Shares.  Also,  any  other material  amendment  to the Plans must be  approved  by a  majority  vote of the
Trustees,  including a majority of  Independent  Trustees  who have no direct or indirect  financial  interest  in  the  Plans  or  Distribution  Agreements.  In addition,  in order  for the  Plans  to  remain  effective,  the  selection  and nomination  of  Independent  Trustees  must be effected by the  Trustees who are
Independent  Trustees and who have no direct or indirect  financial  interest in the Plans or Distribution Agreements.

                                       45

Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

     For the fiscal year ended September 30, 2006, Rule 12b-1 Plan payments from the Portfolio  Classes of each Portfolio are shown below. Such amounts were used for the following purposes:

------------------------- --------------------------------------------------------
                                      Aggressive Allocation Portfolio
------------------------- ------------- ------------- ------------- --------------
                            Class A       Class B       Class C        R Class
------------------------- ------------- ------------- ------------- --------------
Advertising                   $--           $--           $22            $--
------------------------- ------------- ------------- ------------- --------------
Annual/Semiannual
 Reports                      $--           $219          $--           $188
------------------------- ------------- ------------- ------------- --------------
Broker Trails               $84,370       $18,494       $36,551        $4,387
------------------------- ------------- ------------- ------------- --------------
Broker Sales Charges          $--         $14,473       $14,842         $261
------------------------- ------------- ------------- ------------- --------------
Interest on Broker
 Sales Charges                $--          $4,047         $846           $--
------------------------- ------------- ------------- ------------- --------------
Commissions to
 Wholesalers                  $349          $--           $--            $--
------------------------- ------------- ------------- ------------- --------------
Promotional-Other             $--           $956          $35            $--
------------------------- ------------- ------------- ------------- --------------
Prospectus Printing           $--           $680          $73            $61
------------------------- ------------- ------------- ------------- --------------
Wholesaler Expenses          $2,527        $3,801         $26            $--
------------------------- ------------- ------------- ------------- --------------
Total                       $87,246       $42,670       $52,395        $4,897
------------------------- ------------- ------------- ------------- --------------

------------------------- --------------------------------------------------------
                                       Moderate Allocation Portfolio
-------------------------- ------------- -------------- ------------- -------------
                            Class A        Class B       Class C       Class R
------------------------- ------------- -------------- ------------- -------------
Advertising                   $--            $62           $--           $--
------------------------- ------------- -------------- ------------- -------------
Annual/Semiannual
Reports                       $--          $1,166          $134          $175
------------------------- ------------- -------------- ------------- -------------
Broker Trails               $76,672        $9,655        $20,498        $3,946
------------------------- ------------- -------------- ------------- -------------
Broker Sales Charges          $--          $12,111       $13,562         $81
------------------------- ------------- -------------- ------------- -------------
Interest on Broker
 Sales Charges                $--          $2,089          $194          $--
------------------------- ------------- -------------- ------------- -------------
Commissions to
 Wholesalers                  $283         $2,958          $--           $--
------------------------- ------------- -------------- ------------- -------------
Promotional-Other             $--           $950           $--           $--
------------------------- ------------- -------------- ------------- -------------
Prospectus Printing           $--          $1,253          $73           $114
------------------------- ------------- -------------- ------------- -------------
Wholesaler Expenses           $432         $9,934          $338          $--
------------------------- ------------- -------------- ------------- -------------
Total                       $77,387        $40,178       $34,799        $4,316
------------------------- ------------- -------------- ------------- -------------

------------------------- --------------------------------------------------------
                                     Conservative Allocation Portfolio
------------------------- ------------- ------------- ------------- --------------
                               Class A       Class B       Class C        Class R
------------------------- ------------- ------------- ------------- --------------
Advertising                   $--           $20            $5            $--
------------------------- ------------- ------------- ------------- --------------
Annual/Semiannual
 Reports                      $--           $556          $--           $194
------------------------- ------------- ------------- ------------- --------------
Broker Trails               $78,135        $2,163        $7,313        $1,944
------------------------- ------------- ------------- ------------- --------------
Broker Sales Charges          $--          $5,213        $2,467          $--
------------------------- ------------- ------------- ------------- --------------
Interest on Broker
 Sales Charges                $--           $769          $69            $--
------------------------- ------------- ------------- ------------- --------------
Commissions to
 Wholesalers                  $298          $--           $--            $--
------------------------- ------------- ------------- ------------- --------------
Promotional-Other             $--           $24           $10            $--
------------------------- ------------- ------------- ------------- --------------
Prospectus Printing           $--           $120          $63            $--
------------------------- ------------- ------------- ------------- --------------
Wholesaler Expenses          $1,427         $15           $149           $--
------------------------- ------------- ------------- ------------- --------------
Total                       $79,860        $8,880       $10,076        $2,138
------------------------- ------------- ------------- ------------- --------------

Payments to Intermediaries
     The Distributor, LFD and their affiliates may pay compensation at their own expense and not as an expense of the  Portfolios,  to affiliated or unaffiliated brokers, dealers or other financial intermediaries ("Financial  Intermediaries")
in connection with the sale or retention of Portfolio shares and/or  shareholder servicing

                                       46

("distribution  assistance").  For example,  the  Distributor may pay additional compensation to Financial  Intermediaries for various purposes,  including,  but not  limited to,  promoting  the sale of  Portfolio  shares,  maintaining  share balances and/or for  sub-accounting,  administrative  or shareholder  processing services,  marketing and educational  support and ticket charges.  Such payments are in addition to any  distribution  fees,  service fees and/or transfer agency fees that may be payable by the Portfolios. The additional payments may be based on  factors,  including  level of  sales  (based  on gross or net  sales or some specified  minimum sales or some other similar  criteria related to sales of the
Portfolios and/or some or all other Delaware  Investments(R)  Funds),  amount of assets invested by the Financial  Intermediary's  customers (which could include current  or aged  assets of the  Portfolios  and/or  some or all other  Delaware
Investments(R)  Funds),  the  Portfolios'  advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor.

     A  significant  purpose  of  these  payments  is to  increase  sales of the
Portfolios'  shares. The Portfolios'  Manager or its affiliates may benefit from the  Distributor's or LFD's payment of compensation to Financial  Intermediaries through  increased fees resulting from additional  assets  acquired  through the sale of Portfolio shares through such Financial Intermediaries.

Special Purchase Features - Class A Shares

     Buying  Class  A  Shares  at  Net  Asset  Value:  The  Portfolio   Classes'
Prospectuses  set forth the  categories  of investors  who may purchase  Class A
Shares at NAV.  This section  provides  additional  information  regarding  this privilege. The Portfolios must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Portfolio  Classes'  Prospectuses,  certain  retirement plans that contain certain legacy  retirement assets may make purchases of Class
A shares at NAV. The requirements are as follows:

o    The purchase must be made by a group  retirement  plan  (excluding  defined benefit plans) (i) that purchased  Class A shares prior to a  recordkeeping transition  period from August 2004 to October 2004 and (ii) where the plan participants  records were  maintained  on Retirement  Financial  Services,
     Inc.'s ("RFS") proprietary recordkeeping system, provided that the plan (a)
     has in excess of $500,000 of plan assets  invested in Class A Shares of one or more Delaware Investments(R) Fund and any stable value account available to investment advisory clients of the Manager or its affiliates;  or (b) is sponsored  by an employer  that has at any point after May 1, 1997 had more than 100  employees  while  such plan has held Class A Shares of a Delaware
     Investments(R)  Fund and such  employer  has properly  represented  to, and received  written  confirmation  back from RFS in  writing  that it has the requisite  number of  employees.  See "Group  Investment  Plans"  below for information regarding the applicability of the Limited CDSC.

o    The purchase must be made by any group  retirement plan (excluding  defined benefit  pension  plans) that  purchased  Class A shares prior to an August
     2004 to October 2004  recordkeeping  transition period and purchased shares through a  retirement  plan  alliance  program,  provided  that RFS was the sponsor of the alliance  program or had a product  participation  agreement with the sponsor of the alliance program.

     As disclosed in the Portfolio  Classes'  Prospectuses  certain  legacy bank sponsored  retirement  plans may make  purchases of Class A shares at NAV. These purchases may be made by bank sponsored  retirement  plans that held, but are no longer  eligible to  purchase,  Institutional  Class  Shares or  interests  in a collective trust as a result of a change in distribution arrangements.

     Allied Plans:  Class A Shares are available for purchase by participants in certain  401(k)  Defined  Contribution  Plans  ("Allied  Plans")  which are made available  under a joint venture  agreement  between the Distributor and another institution  through which mutual funds are marketed and which allow investments in  Class A  Shares  of  designated  Delaware  Investments(R)  Funds  ("eligible
Delaware  Investments(R) Fund shares"),  as well as shares of designated classes of non- Delaware  Investments(R)  Funds ("eligible non- Delaware  Investments(R)
Fund  shares").  Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

                                       47

     With respect to purchases made in connection with an Allied Plan, the value of eligible  Delaware  Investments(R)and  eligible non- Delaware  Investments(R)
Fund shares held by the Allied  Plan may be combined  with the dollar  amount of new purchases by that Allied Plan to obtain a reduced  front-end sales charge on additional  purchases  of eligible  Delaware  Investments(R)  Fund  shares.  See
"Combined Purchases Privilege" below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware  Investments(R) Fund shares for other eligible Delaware  Investments(R)
Fund shares or for  eligible  non-  Delaware  Investments(R)  Fund shares at NAV without payment of a front-end sales charge. However, exchanges of eligible fund shares,  both Delaware  Investments(R)and  non- Delaware  Investments(R)  Funds,
which  were not  subject  to a front end sales  charge,  will be  subject to the applicable sales charge if exchanged for eligible Delaware  Investments(R)  Fund shares  to which a sales  charge  applies.  No sales  charge  will  apply if the eligible fund shares were previously  acquired  through the exchange of eligible shares on which a sales charge was already paid or through the  reinvestment  of dividends. See "Investing by Exchange" under "Investment Plans" below.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments(R)  Fund shares under an Allied  Plan.  In  determining  a financial advisor's  eligibility  for a dealer's  commission  on NAV purchases of eligible
Delaware  Investments(R)  Fund  shares in  connection  with  Allied  Plans,  all participant holdings in the Allied Plan will be aggregated. See "Class A Shares"
above under "Alternative Investment Arrangements."

     The Limited CDSC is applicable  to  redemptions  of NAV  purchases  from an
Allied Plan on which a dealer's commission has been paid. Waivers of the Limited
CDSC, as described in the Portfolio Classes' Prospectuses,  apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible
Delaware  Investments(R)and   non-Delaware   Investments(R)  Fund  shares.  When
eligible  Delaware  Investments(R)  Fund shares are exchanged into eligible non-
Delaware  Investments(R)  Fund  shares,  the Limited CDSC will be imposed at the time of the exchange,  unless the joint  venture  agreement  specifies  that the amount of the  Limited  CDSC will be paid by the  financial  advisor  or selling dealer. See "Contingent Deferred Sales Charge for Certain Redemptions of Class A
Shares Purchased at Net Asset Value" under "Redemption and Exchange" below.

     Letter of Intention:  The reduced  front-end sales charges  described above with respect to Class A Shares are also  applicable to the  aggregate  amount of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  Letter of  Intention  provided  by the  Distributor  and  signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class
A Shares  intended to be purchased  until such purchase is completed  within the
13-month  period.  Effective  January 1, 2007,  the  Portfolios no longer accept retroactive Letters of Intention.  The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed,  except as noted
below,  the  purchaser  will be asked to pay an amount  equal to the  difference between the  front-end  sales charge on Class A Shares  purchased at the reduced rate and the  front-end  sales charge  otherwise  applicable to the total shares purchased.  If such payment is not made within 20 days  following the expiration of the 13-month period,  the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the  difference.  Such purchasers may include the values (at offering price at the level  designated in their  Letter of  Intention)  of all their shares of the  Portfolios  and of any class of any of the other Delaware Investments(R) Funds previously purchased and still held as of the date of their Letter of Intention  toward the completion of such Letter,  except as described below.  Those purchasers cannot include shares that did not carry a front-end  sales charge,  CDSC or Limited CDSC,  unless the
purchaser   acquired   those  shares   through  an  exchange   from  a  Delaware
Investments(R)  Fund that did carry a front-end  sales  charge,  CDSC or Limited
CDSC.  For purposes of  satisfying an  investor's  obligation  under a Letter of
Intention,  Class  B  Shares  and  Class  C  Shares  of the  Portfolios  and the
corresponding  classes of shares of other  Delaware  Investments(R)  Funds which offer such shares may be aggregated  with Class A Shares of the  Portfolios  and the corresponding class of shares of the other Delaware Investments(R) Funds.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced  front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention  will be determined and accepted by the Transfer Agent at the point of plan  establishment.  The level and any  reduction in front-end  sales charge will be based on actual plan  participation  and the  projected  investments  in
Delaware  Investments(R)  Funds that are offered with a front-end  sales charge,
CDSC or Limited  CDSC for a 13-month  period.  The Transfer  Agent  reserves the right to  adjust  the  signed  Letter

                                       48

of Intention based on this acceptance  criteria.  The 13-month period will begin on the date this  Letter of  Intention  is accepted by the  Transfer  Agent.  If actual  investments  exceed the anticipated level and equal an amount that would qualify the plan for further  discounts,  any  front-end  sales  charges will be automatically  adjusted.  In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without  completing another  Letter of Intention) and the employer will be billed for the difference in front-end  sales charges due, based on the plan's assets under  management at that time.  Employers may also include the value (at offering price at the level designated  in their  Letter of  Intention)  of all their  shares  intended  for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any  class.  Class B Shares  and  Class C Shares  of the  Portfolios  and  other
Delaware  Investments(R)  Funds which offer corresponding  classes of shares may also be aggregated for this purpose.

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware  Investments(R)  Funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end  sales charge,  CDSC or Limited
CDSC,  unless you  acquired  those  shares  through an exchange  from a Delaware
Investments(R)  Fund that did carry a front-end  sales  charge,  CDSC or Limited
CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

     Right of  Accumulation:  In  determining  the  availability  of the reduced front-end  sales  charge  on Class A Shares,  purchasers  may also  combine  any subsequent  purchases of Class A Shares,  Class B Shares and Class C Shares,  as
well as shares of any other  class of any of the other  Delaware  Investments(R)
Funds which offer such classes  (except  shares of any  Delaware  Investments(R)
Fund which do not carry a front-end sales charge, CDSC or Limited CDSC). If, for example,  any such  purchaser has  previously  purchased and still holds Class A
Shares of a Portfolio and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently  purchases $10,000 at offering  price of  additional  shares of Class A Shares of the  Portfolio,  the charge  applicable to the $10,000  purchase  would  currently be 4.75%.  For the purpose of this  calculation,  the shares  presently held shall be valued at the public  offering  price  that  would  have been in effect  had the  shares  been purchased  simultaneously  with the current purchase.  Investors should refer to the  table  of  sales  charges  for  Class A Shares  in the  Portfolio  Classes'
Prospectuses  to determine the  applicability  of the Right of  Accumulation  to their particular circumstances.

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  and Class B
Shares (and of the Institutional  Class Shares of the Portfolios  holding shares which  were  acquired  through  an  exchange  from  one  of the  other  Delaware
Investments(R)  Funds  offered  with a front-end  sales  charge) who redeem such shares  have one year from the date of  redemption  to  reinvest  all or part of their  redemption  proceeds in the same Class of the  Portfolios  or in the same
Class of any of the other Delaware  Investments(R) Funds. In the case of Class A
Shares,  the  reinvestment  will not be assessed a front-end sales charge and in the case of Class B Shares,  the  amount of the CDSC  previously  charged on the redemption  will be  reimbursed by the  Distributor.  The  reinvestment  will be subject to applicable  eligibility and minimum purchase requirements and must be in states  where  shares of such  other  funds  may be sold.  This  reinvestment privilege  does not extend to Class A Shares where the  redemption of the shares triggered the payment of a Limited CDSC. Persons investing  redemption  proceeds from direct investments in the Delaware  Investments(R) Funds, offered without a front-end sales charge will be required to pay the applicable  sales charge when purchasing  Class A Shares.  The  reinvestment  privilege  does not  extend to a redemption of Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.  In the case of Class B Shares, the time that the previous  investment  was held will be included in determining any applicable CDSC due upon  redemptions,  as well as the automatic  conversion into Class A Shares.

                                       49

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any reinvestment  directed to a Delaware  Investments(R)  Fund in which the investor  does not then have an account will be treated  like all other  initial purchases of such Portfolio's  shares.  Consequently,  an investor should obtain and read carefully the prospectus for the Delaware  Investments(R) Fund in which the  investment is intended to be made before  investing or sending  money.  The prospectus contains more complete information about the Delaware  Investments(R)
Fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which also serves as the  Portfolios'  shareholder  servicing  agent,  about the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

     Group  Investment  Plans:  Group Investment Plans which are not eligible to purchase  shares of the  Institutional  Class may also  benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Portfolio Classes' Prospectuses, based on total plan assets. If a company has more than one plan  investing  in Delaware  Investments(R)  Funds,  then the total amount  invested in all plans would be used in determining  the applicable
front-end  sales  charge   reduction  upon  each  purchase,   both  initial  and
subsequent,  upon  notification  to the  Portfolios  at the  time of  each  such purchase.  Employees  participating  in such  Group  Investment  Plans  may also combine  the  investments  made in  their  plan  account  when  determining  the applicable  front-end  sales  charge on  purchases  to  non-retirement  Delaware
Investments  investment  accounts if they so notify the  Portfolio in which they are investing in connection with each purchase.  See  "Retirement  Plans for the
Portfolio   Classes"  under  "Investment  Plans"  below  for  information  about retirement plans.

     The  Limited  CDSC  is  generally  applicable  to  any  redemptions  of NAV purchases  made  on  behalf  of a group  retirement  plan  on  which a  dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a withdrawal  of  the  entire  plan  from  a  Delaware  Investments(R)  Fund.  See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased  at  Net  Asset  Value"  under   "Redemption   and  Exchange"   below.
Notwithstanding  the  foregoing,  the Limited CDSC for Class A Shares on which a dealer's  commission has been paid will be waived in connection with redemptions by certain  group defined  contribution  retirement  plans that purchase  shares through a retirement  plan alliance  program which  requires that shares will be available  at NAV,  provided  that RFS  either was the  sponsor of the  alliance program  or had a  product  participation  agreement  with  the  sponsor  of the alliance program that specifies that the Limited CDSC will be waived.

--------------------------------------------------------------------------------
                                INVESTMENT PLANS
--------------------------------------------------------------------------------

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will  be  automatically  reinvested  in  additional  shares  of  the  respective
Portfolio  Class in which an investor has an account (based on the NAV in effect on the reinvestment  date) and will be credited to the shareholder's  account on that date.  All  dividends  and  distributions  of the  Institutional  Class are reinvested  in the  accounts of the holders of such shares  (based on the NAV in effect on the  reinvestment  date). A confirmation of each dividend payment from net investment income and of distributions from realized  securities profits, if any,  will be mailed to  shareholders  in the first  quarter of the next  fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check to the  specific  Portfolio  in which shares are being  purchased.  Such purchases,  which must meet the minimum subsequent purchase  requirements set forth in the Prospectuses and this Part B, are made for  Class A Shares  at the  public  offering  price,  and for  Class B
Shares,  Class C Shares,  Class R Shares and  Institutional  Class Shares at the
NAV, at

                                       50

the end of the day of receipt.  A  reinvestment  plan may be  terminated  at any time. This plan does not assure a profit nor protect  against  depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments(R) Funds
     Subject to applicable eligibility and minimum initial purchase requirements
and  the  limitations  set  forth  below,   holders  of  Portfolio  Classes  may
automatically  reinvest  dividends  and/or  distributions  in any  of the  other
Delaware  Investments(R) Funds, including the Portfolios,  in states where their shares may be sold. Such  investments will be at NAV at the close of business on the  reinvestment  date without any  front-end  sales charge or service fee. The shareholder  must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or  distributions  are to be invested.  Any  reinvestment  directed to a fund in which the investor  does not then have an account  will be treated  like all other  initial  purchases of the fund's shares.  Consequently,  an investor  should obtain and read carefully the prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.  The prospectus  contains more complete  information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other Delaware Investments(R) Funds may be invested in shares of the Portfolios, provided an account has been established.  Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares or Class R Shares.  Dividends from
Class B Shares may only be  directed  to other  Class B Shares,  dividends  from
Class C Shares may only be directed to other Class C Shares and  dividends  from
Class R Shares may only be directed to other Class R Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments(R)  Fund in which  their  investments  are held:  SAR/SEP,  SEP/IRA,
SIMPLE IRA,  SIMPLE 401(k),  Profit  Sharing and Money  Purchase  Pension Plans,
401(k) Defined  Contribution  Plans,  or 403(b)(7) or 457 Deferred  Compensation
Plans.

Investing by Exchange
     If you have an investment in another Delaware  Investments(R) Fund, you may write and authorize an exchange of part or all of your investment into shares of the Portfolios. If you wish to open an account by exchange, call the Shareholder
Service  Center  for  more  information.   All  exchanges  are  subject  to  the
eligibility and minimum purchase requirements and any additional limitations set forth in the Portfolios'  Prospectuses.  See "Redemption and Exchange" below for more complete information concerning your exchange privileges.

Investing by Electronic Fund Transfer
     Direct Deposit  Purchase Plan:  Investors may arrange for the Portfolios to accept for investment in the Portfolio  Classes' Shares,  through an agent bank,
pre-authorized   government  or  private  recurring  payments.  This  method  of investment  assures the timely credit to the  shareholder's  account of payments such as social security,  veterans'  pension or compensation  benefits,  federal salaries,  Railroad Retirement benefits,  private payroll checks, dividends, and disability or pension fund  benefits.  It also  eliminates the  possibility  and inconvenience of lost, stolen and delayed checks.

     Automatic  Investing Plan:  Shareholders of Class A Shares,  Class B Shares
and Class C Shares may make automatic  investments by  authorizing,  in advance, monthly or quarterly  payments  directly from their checking account for deposit into their Portfolio account.  This type of investment will be handled in either of the following ways: (i) if the shareholder's bank is a member of the National
Automated  Clearing  House  Association  ("NACHA"),  the amount of the  periodic investment will be  electronically  deducted from his or her checking account by
Electronic Fund Transfer  ("EFT") and such checking account will reflect a debit although  no check is  required  to  initiate  the  transaction;  or (ii) if the shareholder's  bank  is not a  member  of  NACHA,  deductions  will  be  made by
pre-authorized   checks,  known  as  Depository  Transfer  Checks.   Should  the
shareholder's  bank  become  a  member  of  NACHA  in  the  future,  his  or her investments would be handled electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

                                       51

                                      * * *

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the Direct Deposit Purchase Plan and the Automatic  Investing
Plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

     Payments to the Portfolios  from the federal  government or its agencies on behalf of a shareholder may be credited to the shareholder's  account after such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Portfolios may liquidate  sufficient shares from a shareholder's  account to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Portfolios.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their  Portfolio  accounts.  The Portfolios  will accept these  investments,  such as bank-by-phone,  annuity payments and payroll allotments,  by mail directly  from the third party.  Investors  should  contact their employers or financial  institutions  who in turn should contact the Trust for proper instructions.

MoneyLine(SM) On Demand
     You or your investment  dealer may request purchases of Portfolio shares by phone using MoneyLine(SM) On Demand. When you authorize the Portfolios to accept such requests from you or your investment  dealer,  funds will be withdrawn from
(for share  purchases) your  pre-designated  bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four business days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address  are not  identical  to the name and address on your  Portfolio account, you must have your signature guaranteed. The Portfolios do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the Wealth  Builder Option to invest in the Portfolio
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware  Investments(R) Funds.  Shareholders of the Portfolio Classes may elect to invest in one or more of the other Delaware  Investments(R) Funds through the
Wealth Builder Option.  If in connection with the election of the Wealth Builder
Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account and invested  automatically  into other Delaware  Investments(R)  Funds, subject to the conditions and  limitations  set forth in the Portfolio  Classes'
Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  business  day) at the public offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program

                                       52

involves continuous investment  regardless of such fluctuating value,  investors selecting  this option should  consider their  financial  ability to continue to participate  in the  program  through  periods  of low fund share  prices.  This program involves  automatic  exchanges  between two or more fund accounts and is treated as a  purchase  of shares of the fund into  which  investments  are made through the program.  Shareholders  can terminate their  participation in Wealth
Builder at any time by giving  written  notice to the fund from which  exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension  Plans and  401(k),  403(b)(7)  or 457 Plans.  This  option  also is not available to shareholders of the Institutional Classes.

Asset Planner
     The  Portfolios  previously  offered  the Asset  Planner  asset  allocation service.  This service is no longer offered for the Portfolios.  Please call the
Shareholder  Service Center at 800 523-1918 if you have any questions  regarding this service.

Retirement Plans for the Portfolio Classes
     An investment in the Portfolios may be suitable for tax-deferred retirement plans,  such as: Profit  Sharing or Money  Purchase  Pension  Plans,  Individual
Retirement  Accounts  ("IRAs"),  Roth IRAs,  SEP/IRAs,  SAR/SEPs,  401(k) plans,
403(b)(7) plans,  457 plans,  SIMPLE IRAs and SIMPLE 401(k)s.  In addition,  the
Portfolios  may be suitable  for use in  Coverdell  Education  Savings  Accounts
("Coverdell  ESAs").  For further details  concerning  these plans and accounts, including applications,  contact your investment advisor or the Distributor.  To determine  whether the benefits of a tax-sheltered  retirement plan or Coverdell
ESA are available and/or appropriate, you should consult with a tax adviser.

     Class B Shares are  available  only through IRAs,  SIMPLE IRAs,  Roth IRAs,
Coverdell ESAs, SEP/IRAs,  SAR/IRAs, 403(b)(7) plans and 457 Plans. The CDSC may be waived on certain  redemptions of Class B Shares and Class C Shares.  See the
Portfolio Classes' Prospectuses for a list of the instances in which the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of
$250,000 for retirement plans.  Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans.  The maximum  purchase  limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees and/or other  administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class
Shares. See the Portfolios'  Institutional  Shares  Prospectuses for information about the availability of Institutional Class Shares. For additional information on any of the plans and  Delaware  Investments'  retirement  services,  call the
Shareholder Service Center telephone number.

                                       53

--------------------------------------------------------------------------------
                 DETERMINING OFFERING PRICE AND NET ASSET VALUE
--------------------------------------------------------------------------------

     Orders for purchases and  redemptions of Class A Shares are effected at the offering  price next  calculated  after receipt of the order by the  Portfolios, their  agent or certain  other  authorized  persons.  Orders for  purchases  and redemptions of Class B Shares,  Class C Shares, Class R Shares and Institutional
Class Shares are effected at the NAV per share next calculated  after receipt of the order by the Portfolios,  their agent or certain other  authorized  persons.
See "Distributor"  under "Investment Manager and Other Service Providers" above.
Selling dealers are responsible for transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday  throughout the year except for days when the following  holidays are observed:  New Year's Day, Martin Luther King, Jr.'s Birthday,  Washington's
Birthday,  Good Friday,  Memorial Day, Independence Day, Labor Day, Thanksgiving
and Christmas. When the NYSE is closed, the Portfolios will generally be closed, pricing  calculations  will not be made and purchase and redemption  orders will not be processed.

     The NAV per share for each share class of each  Portfolio is  calculated by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining each Portfolio's total net assets,  portfolio  securities  primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange,  unless such closing prices are determined to be not readily  available  pursuant to the  Portfolios'
pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are  reported,  at the mean between bid and asked  prices.
Non-exchange traded options are valued at fair value using a mathematical model.
Futures  contracts  are  valued at their  daily  quoted  settlement  price.  For valuation  purposes,  foreign currencies and foreign  securities  denominated in foreign  currency  values will be converted into U.S.  dollar values at the mean between the bid and offered  quotations of such currencies  against U.S. dollars based on rates in effect that day.  Securities  not traded on a particular  day, over-the-counter  securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market  instruments having a maturity of less than 60 days are valued at amortized cost,  which  approximates market value. Debt securities (other than short-term  obligations) are valued on the basis of  valuations  provided  by a pricing  service  when such  prices are believed to reflect the fair value of such  securities.  Foreign  securities and
the  prices  of  foreign  securities   denominated  in  foreign  currencies  are
translated to U.S.  dollars at the mean between the bid and offer  quotations of such  currencies  based on rates in effect as of the close of the  London  Stock
Exchange.  Use of a pricing  service has been approved by the Board of Trustees.
Prices provided by a pricing service take into account  appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity,  type of issue,  trading  characteristics and other market data.
Subject to the foregoing, securities for which market quotations are not readily available  and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Trustees.  To the extent a portion of a
Portfolio's  assets are invested in other mutual  funds,  a  Portfolio's  NAV is calculated based upon the NAVs of the mutual funds in which a Portfolio invests.
The  prospectuses for these mutual funds explain the  circumstances  under which they will use fair value pricing and the effect of using fair value pricing.

     Each Class of a Portfolio will bear,  pro-rata,  all of the common expenses of that  Portfolio.  The  NAVs of all  outstanding  shares  of each  Class  of a
Portfolio will be computed on a pro-rata basis for each outstanding  share based on the proportionate participation in that Portfolio represented by the value of shares of that Class.  All income  earned and expenses  incurred by a Portfolio, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class'  percentage in that Portfolio  represented by the value of shares of such  Classes,  except  that  Institutional  Classes  will not  incur any of the expenses  under the Trust's Rule 12b-1 Plans,  while the Portfolio  Classes will bear the Rule 12b-1 Plan expenses payable under their  respective  Plans. Due to the  specific  distribution  expenses  and other costs that will be allocable to each Class, the NAV of each Class of a Portfolio will vary.

                                       54

--------------------------------------------------------------------------------
                             REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after a  Portfolio  receives  your  request in good order,  subject, in the case of a redemption,  to any applicable CDSC or Limited
CDSC. For example,  redemption or exchange requests received in good order after the time the offering price and NAV of shares are  determined  will be processed on the next  business  day.  See the  Portfolios'  Prospectuses.  A  shareholder submitting  a redemption  request may indicate  that he or she wishes to receive redemption  proceeds of a specific dollar amount. In the case of such a request, and in the  case  of  certain  redemptions  from  retirement  plan  accounts,  a
Portfolio  will redeem the number of shares  necessary to deduct the  applicable
CDSC in the case of Class B Shares and Class C Shares,  and, if applicable,  the
Limited  CDSC in the case of Class A Shares  and tender to the  shareholder  the requested  amount,  assuming the  shareholder  holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable  CDSC or  Limited  CDSC.  Redemption  proceeds  will  be  distributed promptly,  as described  below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments(R) Fund in which you want to invest the proceeds.  Exchange  instructions and redemption  requests must be signed by the record  owner(s)  exactly as the shares are  registered.  You may  request a redemption  or an  exchange  by calling the  Shareholder  Service  Center at 800
523-1918.  The  Portfolios  may  suspend,  terminate,  or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     Orders for the  repurchase  of Portfolio  shares which are submitted to the
Distributor  prior to the close of its  business day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the Distributor promptly.  Such repurchase is then settled as an ordinary  transaction  with the broker/dealer  (who may  make a  charge  to the  shareholder  for this  service)
delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by either  Portfolio  or certain  other  authorized  persons  (see
"Distributor" under "Investment Advisor and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Portfolios  will process written and telephone  redemption  requests to the extent that the purchase  orders for the shares being  redeemed have already settled.  The Portfolios will honor redemption requests as to shares for which a check was  tendered as  payment,  but the  Portfolios  will not mail or wire the proceeds  until it is reasonably  satisfied that the purchase check has cleared, which  may  take up to 15 days  from  the  purchase  date.  You can  avoid  this potential delay if you purchase  shares by wiring Federal Funds.  Each Portfolio reserves the right to reject a written or telephone  redemption request or delay payment  of  redemption  proceeds  if  there  has been a  recent  change  to the shareholder's address of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Portfolios will automatically  redeem from the shareholder's  account the shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Portfolios or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists  as a  result  of  which  disposal  by the

                                       55

Portfolios of securities owned by them are not reasonably practical, or they are not reasonably  practical for the Portfolios fairly to value their assets, or in the event that the SEC has provided for such  suspension  for the  protection of shareholders,  the  Portfolios  may  postpone  payment or  suspend  the right of redemption or repurchase. In such case, the shareholder may withdraw the request for  redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Portfolio is obligated to redeem shares solely in cash up to the  lesser of  $250,000  or 1.00% of the NAV of such  Portfolio  during  any
90-day period for any one shareholder.

     The value of each  Portfolio's  investments  is subject to changing  market prices.  Thus, a  shareholder  redeeming  shares of the  Portfolios  may sustain either a gain or loss,  depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions of Class A Shares  Purchased at Net Asset Value" below.  Class B and
Class C Shares are  subject to CDSCs as  described  under  "Contingent  Deferred
Sales  Charge - Class B Shares  and Class C Shares"  under  "Purchasing  Shares"
above and in the Portfolio Classes' Prospectuses. Except for the applicable CDSC or Limited CDSC and,  with respect to the  expedited  payment by wire  described below  for  which,  in the case of the  Portfolio  Classes,  there may be a bank wiring  cost,  neither  the  Portfolios  nor the  Distributor  charge  a fee for redemptions  or  repurchases,  but such fees could be charged at any time in the future.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original Shares") for shares of other Delaware  Investments(R)  Funds (in each case,  "New Shares") in a permitted  exchange will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders  will continue to be subject to the CDSC and any CDSC assessed upon redemption  of the New Shares  will be charged by the  Portfolio  from which the
Original Shares were exchanged. In the case of Class B Shares, shareholders will also continue to be subject to the automatic conversion schedule of the Original
Shares as  described  in this  Part B. In an  exchange  of Class B  Shares,  the
Portfolio's  CDSC schedule may be higher than the CDSC schedule  relating to the
New Shares  acquired as a result of the exchange.  For purposes of computing the
CDSC that may be payable  upon a  disposition  of the New Shares,  the period of time that an investor  held the  Original  Shares is added to the period of time that an  investor  held the New  Shares.  With  respect  to Class B Shares,  the automatic  conversion schedule of the Original Shares may be longer than that of the New  Shares.  Consequently,  an  investment  in New Shares by  exchange  may subject an investor to the higher Rule 12b-1 fees  applicable  to Class B Shares for a longer  period  of time than if the  investment  in New  Shares  were made directly.

     Holders of Class A Shares of the  Portfolios  may  exchange  all or part of their shares for shares of other Delaware  Investments(R) Funds, including other
Class A Shares,  but may not  exchange  their Class A Shares for Class B Shares,
Class C Shares or Class R Shares  of the  Portfolios  or of any  other  Delaware
Investments(R)  Fund. Holders of Class B Shares are permitted to exchange all or part of their  Class B  Shares  only  into  Class B  Shares  of  other  Delaware
Investments(R) Fund. Similarly,  holders of Class C Shares of the Portfolios are permitted  to  exchange  all or part of their  Class C Shares  only into Class C
Shares of any other  Delaware  Investments(R)  Fund.  Class B Shares and Class C
Shares of the  Portfolios  acquired by exchange  will continue to carry the CDSC and, in the case of Class B Shares,  the  automatic  conversion  schedule of the fund from  which the  exchange  is made.  The  holding  period of Class B Shares acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Portfolios.  Holders of Class R Shares of the Portfolios are permitted to exchange  all or part of their  Class R Shares only into Class R Shares of other
Delaware  Investments(R)  Funds or, if Class R Shares  are not  available  for a particular fund, into the Class A Shares of such Portfolio.

                                       56

     Permissible  exchanges into Class A Shares of the  Portfolios  will be made without a front-end  sales charge,  except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares will be made  without the  imposition  of a CDSC by the
Delaware  Investments(R)  Fund from which the exchange is being made at the time of the exchange.

     Each  Portfolio  also  reserves the right to refuse the purchase side of an exchange  request by any person,  or group if, in the  Manager's  judgment,  the
Portfolio  would  be  unable  to  invest  effectively  in  accordance  with  its investment  objectives and policies, or would otherwise potentially be adversely affected.  A shareholder's  purchase exchanges may be restricted or refused if a
Portfolio  receives or anticipates  simultaneous  orders  affecting  significant portions of the Portfolio's assets.

     The Portfolios  discourage  purchases by market timers and purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market timers may be rejected. The Portfolios will consider anyone who follows a pattern  of market  timing in any  Delaware  Investments(R)  Fund to be a market timer.

     Market timing of a Delaware  Investments(R) Fund occurs when investors make consecutive rapid short-term  "roundtrips",  or in other words, purchases into a
Delaware  Investments(R)  Fund  followed  quickly  by  redemptions  out of  that
Portfolio.  A short-term  roundtrip is any redemption of Portfolio shares within
20 business days of a purchase of that Portfolio's  shares. If you make a second such  short-term  roundtrip  in a Delaware  Investments(R)  Fund within the same calendar quarter of a previous short-term  roundtrip in that Portfolio,  you may be considered a market timer.  The purchase and sale of Portfolio shares through the use of the  exchange  privilege  are also  included in  determining  whether market timing has occurred.  The  Portfolios  also reserve the right to consider other trading patterns as market timing.

     Your ability to use the  Portfolios'  exchange  privilege may be limited if you are  identified as a market timer.  If you are identified as a market timer, we will execute the  redemption  side of your exchange  order but may refuse the purchase side of your exchange order.

Written Redemption
     You can  write to the  Portfolios  at P.O.  Box  219656,  Kansas  City,  MO
64121-9656  to redeem some or all of your shares.  The request must be signed by all owners of the account or your investment  dealer of record.  For redemptions of more than $100,000,  or when the proceeds are not sent to the  shareholder(s)
at the address of record,  the  Portfolios  require a signature by all owners of the account and a signature  guarantee for each owner. A signature guarantee can be obtained from a commercial  bank, a trust company or a member of a Securities
Transfer  Association  Medallion Program ("STAMP").  Each Portfolio reserves the right to reject a signature guarantee supplied by an eligible  institution based on its  creditworthiness.  The Portfolios may require further documentation from
corporations,   executors,   retirement  plans,   administrators,   trustees  or
guardians.

     Payment is  normally  mailed the next  business  day after  receipt of your redemption  request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s)  must accompany your request and also be in good order.  Certificates  generally are no longer issued for Class A Shares and
Institutional  Class Shares.  Certificates  are not issued for Class B Shares or
Class C Shares.

Written Exchange
     You may also write to the Portfolios  (at P.O. Box 219656,  Kansas City, MO
64121-9656)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments(R) Fund, subject to the same conditions and limitations as other exchanges noted above.

                                       57

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you  hold  your  Class  A  Shares  or  Institutional  Class  Shares  in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

     Telephone  Redemption:  Check to Your  Address  of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided  unless  you notify the  Portfolios  in which you have your  account in writing  that you do not wish to have such  services  available  with respect to your account. Each Portfolio reserves the right to modify,  terminate or suspend these  procedures  upon 60  days'  written  notice  to  shareholders.  It may be difficult to reach the  Portfolios  by telephone  during  periods when market or economic conditions lead to an unusually large volume of telephone requests.

     The  Portfolios  and  their  Transfer  Agent  are not  responsible  for any shareholder  loss incurred in acting upon written or telephone  instructions for redemption or exchange of Portfolio  shares which are reasonably  believed to be genuine. With respect to such telephone transactions, the Portfolios will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal  identification) as, if it does not, such  Portfolio or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent  transactions.  Telephone instructions received by the Portfolio  Classes are generally tape recorded,  and a written  confirmation will  be  provided  for  all  purchase,  exchange  and  redemption  transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior  receipt of a  prospectus  for the fund into  which your  shares are being exchanged.

     Telephone  Redemption--Check  to Your  Address  of  Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone  Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be  transferred  to your  pre-designated  bank account by wire or by check.  You should  authorize  this service when you open your  account.  If you change your pre-designated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next business day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted  from  Portfolio  Class  redemption  proceeds.  If you ask for a check,  it will  normally be mailed the next  business day after receipt of your redemption request to your  pre-designated  bank account.  There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption  proceeds credited to your  pre-designated bank account.
Simply call the Shareholder  Service Center prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares into other  Delaware  Investments(R)  Funds under the same  registration, subject to the same  conditions and  limitations as other exchanges noted above.
As with the written  exchange  service,  telephone  exchanges are subject to the requirements of the Portfolios,  as described above.  Telephone exchanges may be subject to limitations as to amounts or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments(R) Funds. Telephone exchanges may be subject to limitations as to amounts or frequency.  The Transfer Agent and each  Portfolio  reserve the right to  record  exchange  instructions  received  by  telephone  and to reject exchange requests at any time in the future.

                                       58

MoneyLine(SM) On Demand
     You or your  investment  dealer may request  redemptions of Portfolio Class shares by phone using MoneyLine(SM) On Demand. When you authorize the Portfolios to accept  such  requests  from you or your  investment  dealer,  funds  will be deposited to (for share  redemptions)  your  pre-designated  bank account.  Your request  will be  processed  the same day if you call  prior to 4 p.m.,  Eastern time.  There is a $25 minimum and $50,000  maximum  limit for  MoneyLine(SM)  On
Demand transactions.  For more information,  see "MoneyLine(SM) On Demand" under
"Investment Plans" above.

Systematic Withdrawal Plans
     Shareholders of the Portfolio Classes who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not  been  issued  may  establish  a  Systematic  Withdrawal  Plan  for  monthly withdrawals of $25 or more, or quarterly  withdrawals  of $75 or more,  although the  Portfolios  do not  recommend any specific  amount of  withdrawal.  This is particularly  useful  to  shareholders  living  on fixed  incomes,  since it can provide them with a stable  supplemental  amount.  This $5,000  minimum does not apply for the  investments  made  through  qualified  retirement  plans.  Shares purchased with the initial investment and through reinvestment of cash dividends
and  realized   securities  profits   distributions  will  be  credited  to  the
shareholder's account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third business day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two business days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares  through  a  periodic  investment  program  in the  Portfolios  must be terminated  before a Systematic  Withdrawal Plan with respect to such shares can take effect,  except if the  shareholder is a participant  in a retirement  plan
offering   Delaware   Investments(R)   Funds  or  is   investing   in   Delaware
Investments(R)  Funds which do not carry a sales charge.  Redemptions of Class A
Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer's  commission has been paid on that purchase.  The  applicable  Limited CDSC for Class A Shares and CDSC for Class B
and C Shares  redeemed  via a Systematic  Withdrawal  Plan will be waived if the annual amount  withdrawn in each year is less than 12% of the account balance on the date that the Plan is  established.  If the annual  amount  withdrawn in any year  exceeds  12% of the  account  balance  on the  date  that  the  Systematic
Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable CDSC,  including an assessment for previously redeemed amounts under the Plan.  Whether a waiver  of the CDSC is  available  or not,  the first shares to be redeemed for each Systematic  Withdrawal Plan payment will be those not subject to a CDSC because they have either  satisfied  the required  holding period or were  acquired  through the  reinvestment  of  distributions.  See the
Portfolio Classes' Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an eligible

                                       59

guarantor  institution.  Each Portfolio reserves the right to reject a signature guarantee  supplied by an eligible  institution  based on its  creditworthiness.
This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative, you may elect to have your payments transferred from your Portfolio account to your  pre-designated  bank account through the  MoneyLine(SM)  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four business  days after the payment date.  There are no separate fees for this redemption  method. It may take up to four business days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Portfolio account,  you must have your signature  guaranteed.  The Portfolios do not charge a fee for this  service;  however,  your bank may charge a fee.  This service is not available for retirement plans.

     The  Systematic  Withdrawal  Plan is not  available  for the  Institutional
Classes.  Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited  CDSC will be imposed on certain redemptions  of Class A Shares  (or  shares  into  which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during  the first  year after the  purchase;  and (ii) 0.50% if such  shares are redeemed during the second year after the purchase,  if such purchases were made at NAV and triggered the payment by the  Distributor of the dealer's  commission described above in "Dealer's Commission" under "Purchasing Shares."

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount  equal to the lesser of: (i) the NAV at the time of purchase of the Class
A Shares  being  redeemed  or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another Delaware  Investments(R)  Fund and, in the event of an  exchange  of  Class A  Shares,  the  "NAV of such  shares  at the time of redemption" will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected  to the  Limited  CDSC and an  exchange  of such  Class A Shares  into another  Delaware  Investments(R)  Fund will not trigger the  imposition  of the
Limited CDSC at the time of such exchange.  The period a shareholder owns shares into  which  Class A Shares are  exchanged  will count  towards  satisfying  the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied  irrespective of whether the redemption  triggering its payment is of Class A Shares of the Portfolios or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please see the Portfolio  Classes'  Prospectuses for instances in which the
Limited CDSC  applicable  to Class A Shares and the CDSCs  applicable to Class B and C Shares may be waived.

Additional Information on Waivers of Contingent Deferred Sales Charges
     As disclosed in the Portfolio  Classes'  Prospectuses,  certain  retirement plans that contain  certain  legacy  assets may redeem shares  without  paying a
CDSC. The following plans may redeem shares without paying a CDSC:

o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A shares through a retirement  plan alliance  program that  required  shares to be available at NAV and RFS served as the sponsor of the alliance program or had a product  participation  agreement with the sponsor of

                                       60

     the alliance program that specified that the limited CDSC would be waived.

o    The redemption must be made by any group retirement plan (excluding defined
     benefit   pension  plans)  that  purchased   Class  C  shares  prior  to  a
     recordkeeping  transition  period  from  August  2004 to  October  2004 and purchased shares through a retirement plan alliance program,  provided that
     (i)  RFS  was  the  sponsor  of  the  alliance  program  or  had a  product participation  agreement with the sponsor of the alliance  program and (ii)
     RFS  provided  fully  bundled   retirement  plan  services  and  maintained
     participant records on its proprietary recordkeeping system.

--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Distributions
     The Portfolios will normally make payments from net investment  income,  if any,  on an annual  basis,  usually  in  December.  Payments  from net  realized securities  profits  of a  Portfolio,  if  any,  will  normally  be  distributed annually, usually in December.

     Each  Class of shares of a  Portfolio  will  share  proportionately  in the investment  income and expenses of that  Portfolio,  except that Class A Shares,
Class B Shares,  Class C Shares and Class R Shares alone will incur distribution fees under their respective 12b-1 Plans.

     Dividends are  automatically  reinvested  in additional  shares of the same
Class of the  respective  Portfolio  at net asset  value,  unless an election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically  reinvested,  notwithstanding  a shareholder's  election to receive  dividends in cash.  If such a  shareholder's dividends  increase to greater than $1.00, the shareholder  would have to file a new  election  in  order  to  begin  receiving  dividends  in cash  again.  If a shareholder redeems an entire account,  all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular  monthly dividend  period,  consistent  with the payment and mailing  schedule  described above.

     Any check in payment of  dividends or other  distributions  which cannot be delivered by the U.S. Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest.  A
Portfolio  may deduct from a  shareholder's  account the costs of a  Portfolio's effort to locate a shareholder if a  shareholder's  mail is returned by the U.S.
Post Office or a Portfolio  is  otherwise  unable to locate the  shareholder  or verify the shareholder's  mailing address.  These costs may include a percentage of the account when a search  company  charges a percentage  fee in exchange for their location services.

TAXES
     Distributions  of Net  Investment  Income.  The  Portfolios  receive income generally  in the  form of  dividends  and  interest  on  their  investments  in portfolio  securities and dividends from the underlying funds. This income, less expenses  incurred  in  the  operation  of  a  Portfolio,  constitutes  its  net investment  income from which dividends may be paid to you. If you are a taxable investor,  any  distributions  by a  Portfolio  from  such  income  (other  than qualified  dividends)  will be  taxable  to you at  ordinary  income  tax rates, whether you take them in cash or in additional shares.

     Distributions  of Capital  Gains.  A Portfolio may derive  capital gain and loss in connection with sales or other dispositions of its portfolio  securities and from the underlying funds,  including from a sale of shares of an underlying fund.  Distributions derived from the excess of net short-term capital gain over net  long-term  capital  loss  will  be  taxable  to  you  as  ordinary  income.
Distributions  paid  from the  excess  of net  long-term  capital  gain over net short-term  capital  loss will be  taxable  to you as  long-term  capital  gain, regardless  of how long you have held  your  shares  in the  Portfolio.  Any net short-term or long-term capital gain realized by a Portfolio (net of any capital loss  carryovers)  generally  will be  distributed  once  each  year  and may be distributed  more  frequently,  if  necessary  in

                                       61

order to reduce or eliminate federal excise or income taxes on the Portfolio.

     Returns of  Capital.  If a  Portfolio's  distributions  exceed its  taxable income and capital gains realized during a taxable year, all or a portion of the distributions  made in the same taxable year may be  recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable,  but will reduce each  shareholder's cost basis in the Portfolio and result in a higher  reported  capital gain or lower  reported  capital loss when those shares on which the  distribution  was  received  are sold.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

     Effect of Foreign  Withholding  Taxes.  The  underlying  funds in which the
Portfolios  invest may be subject to foreign  withholding  taxes on income  from
certain  foreign   securities.   This,  in  turn,  could  reduce  a  Portfolio's
distributions paid to you.

     Effect of foreign  debt  investments  and  hedging on  distributions.  Most foreign  exchange gains  realized on the sale of debt  securities are treated as ordinary  income by an  underlying  fund.  Similarly,  foreign  exchange  losses realized  on the sale of debt  securities  generally  are  treated  as  ordinary losses.  These gains when distributed to a Portfolio,  and, in turn, to you, are taxable to you as ordinary  income,  and any losses reduce an underlying  fund's ordinary income  otherwise  available for  distribution to a Portfolio,  and, in turn, to you. This treatment  could increase or decrease a Portfolio's  ordinary income  distributions  to you,  and  may  cause  some or all of the  Portfolio's previously distributed income to be classified as a return of capital.

     PFIC  securities.  The underlying funds may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign  investment companies  ("PFICs").  When investing in PFIC  securities,  the underlying funds intend to mark-to-market  these securities and recognize any gains at the end of their fiscal and excise (described  below) tax years.  Deductions for losses are allowable  only to the extent of any  current or  previously  recognized  gains.
These gains (reduced by allowable losses) are treated as ordinary income that an underlying  fund,  and, in turn, a Portfolio,  is required to  distribute,  even though the underlying fund has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends  when  distributed  to you by a
Portfolio.  In  addition,  if an  underlying  fund  is  unable  to  identify  an investment  as a PFIC and thus  does not  make a  mark-to-market  election,  the underlying  fund may be subject to U.S.  federal  income tax on a portion of any
"excess  distribution"  or gain from the disposition of such shares even if such income is  distributed  as a taxable  dividend  to a  Portfolio,  and,  in turn, distributed  to  Portfolio  shareholders.  Additional  charges  in the nature of interest  may be imposed on an  underlying  fund in  respect of  deferred  taxes arising from such  distributions  or gains.  Any such taxes or interest  charges could, in turn, reduce a Portfolio's distributions paid to you.

     Information  on  the  Amount  and  Tax  Character  of  Distributions.   The
Portfolios will inform you of the amount and character of your  distributions at the  time  they  are  paid,  and  will  advise  you of the  tax  status  of such distributions  for federal  income tax purposes  shortly after the close of each calendar  year.  If you  have not  held  Portfolio  shares  for a full  year,  a
Portfolio  may designate and  distribute to you, as ordinary  income,  qualified dividends  or  capital  gains,  and in the case of  non-U.S.  shareholders,  the
Portfolio may further designate and distribute as interest-related dividends and short-term  capital gain dividends,  a percentage of income that is not equal to the actual amount of such income earned during the period of your  investment in the  Portfolio.  Taxable  distributions  declared by a Portfolio  in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

     Election to be Taxed as a Regulated Investment Company.  Each Portfolio has
elected,  or intends to elect, to be treated as a regulated  investment  company under  Subchapter  M of the Code and  intends to so qualify  during the  current fiscal year. As regulated investment companies,  the Portfolios generally pay no federal income tax on the income and gains they  distribute to you. The Board of
Trustees  reserves  the right not to  distribute  a  Portfolio's  net  long-term capital gain or not to maintain the  qualification of a Portfolio as a regulated investment  company if it determines such a course of action to be beneficial to shareholders.  If net long-term  capital gain is retained,  a Portfolio would be taxed on the gain, and shareholders  would be notified that they are entitled to a credit or refund for the tax paid by the  Portfolio.  If a Portfolio  fails to qualify as a regulated  investment  company,  the Portfolio

                                       62

would be subject to federal, and possibly state,  corporate taxes on its taxable income and gains,  and  distributions to you will be taxed as dividend income to the extent of such Portfolio's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Portfolio must meet certain specific requirements, including:

     (i) A  Portfolio  must  maintain a  diversified  portfolio  of  securities, wherein no security,  including the  securities of a qualified  publicly  traded partnership  (other than U.S.  government  securities  and  securities  of other regulated investment  companies) can exceed 25% of the Portfolio's total assets, and, with respect to 50% of the Portfolio's  total assets,  no investment (other than cash and cash items,  U.S.  government  securities  and securities of other regulated investment companies) can exceed 5% of the Portfolio's total assets or
10% of the outstanding voting securities of the issuer;

     (ii) A  Portfolio  must  derive  at  least  90% of its  gross  income  from dividends,  interest,  payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with respect to its business of investing in such stock, securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Portfolio must  distribute to its  shareholders at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax Distribution Requirements.  As a regulated investment company, a
Portfolio  is required  to  distribute  its income and gains on a calendar  year basis, regardless of the Portfolio's fiscal year end as follows:

     Required distributions.  To avoid federal excise taxes, the Code requires a
Portfolio to distribute  to you by December 31 of each year,  at a minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the  twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year.
The Portfolio intends to declare and pay these  distributions in December (or to pay them in January,  in which case you must treat them as received in December)
but can  give no  assurances  that  its  distributions  will  be  sufficient  to eliminate all taxes.

     Post-October  losses.   Because  the  periods  for  measuring  a  regulated
investment  company's  income are  different  for excise and income tax purposes special rules are required to protect the amount of earnings and profits  needed to support excise tax  distributions.  For instance,  if a regulated  investment company that uses October 31st as the measurement  period for paying out capital gain net income  realizes  a net  capital  loss after  October 31 and before the close of its taxable year, the fund likely would have insufficient  earnings and profits for that taxable year to support the dividend  treatment of its required distributions for that calendar year.  Accordingly,  a Portfolio is permitted to elect to treat net capital  losses  realized  between  November 1 and its fiscal year end of September 30 ( "post-October loss") as occurring on the first day of the following tax year beginning October 1.

     Sales,  Exchanges and Redemption of Portfolio Shares. Sales,  exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes.  If you redeem your Portfolio shares the Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Portfolio on those shares.

     Wash sales.  All or a portion of any loss that you realize on a  redemption of your  Portfolio  shares will be  disallowed  to the extent that you buy other shares in the Portfolio (through  reinvestment of dividends or otherwise) within
30 days before or after your share  redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

                                       63

     Deferral of basis-- A Shares only. In reporting gain or loss on the sale of your  Portfolio  shares,  you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

               o    In your original purchase of Portfolio shares,  you received a  reinvestment  right  (the  right to  reinvest  your sales proceeds at a reduced or with no sales charge), and
               o    You sell some or all of your original  shares within 90 days of their purchase, and
               o    You  reinvest  the sales  proceeds  in the  Portfolio  or in another  Portfolio  of the Trust,  and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Portfolio. To the extent a Portfolio invests indirectly in these U.S. government obligations  by investing in an  underlying  fund that holds these  obligations, dividends  derived from interest on these  obligations  is unlikely to be exempt from state and local  income tax.  Income on  investments  by a Portfolio  or an underlying  fund in certain other  obligations,  such as  repurchase  agreements collateralized  by U.S.  government  obligations,  commercial  paper and federal agency-backed  obligations (e.g., GNMA or Federal National Mortgage  Association
("FNMA")  obligations),  generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the dividends paid by a Portfolio may be qualified dividends eligible for taxation at long-term  capital  gain rates.  This reduced rate  generally is available  for  dividends  paid  by a  Portfolio  out  of  dividends  earned  an underlying  fund's  investment in stocks of domestic  corporations and qualified foreign corporations.

     Both an  underlying  fund and the  investor  (as well as a  Portfolio  with respect to the shares of an underlying  fund) must meet certain  holding  period requirements to qualify Portfolio dividends for this treatment. Specifically, an underlying  fund must hold the stock  for at least 61 days  during  the  121-day period  beginning  60 days  before  the stock  becomes  ex-dividend.  Similarly, investors  must hold  their  Portfolio  shares  for at least 61 days  during the
121-day  period  beginning  60  days  before  the  Portfolio  distribution  goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend  on which the  purchaser  of stock is not  entitled  to  receive  the dividend  payment.  When  counting  the  number of days you held your  Portfolio shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal  year,  each  Portfolio  will  designate  the portion of its ordinary  dividend  income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Portfolio's income is from qualified sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received Deduction for Corporations.  For corporate shareholders,
a  portion  of  the   dividends   paid  by  a  Portfolio  may  qualify  for  the
dividends-received  deduction. The portion of dividends paid by a Portfolio

                                       64

that so  qualifies  will be  designated  each  year in a  notice  mailed  to the
Portfolio's  shareholders,  and  cannot  exceed  the gross  amount of  dividends received,  directly  and  indirectly  from the  underlying  funds  in which  the
Portfolio invests,  from domestic (U.S.)  corporations that would have qualified for  the  dividends-received  deduction  in  the  hands  of  the  Portfolio  (or underlying fund), if it was a regular corporation.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming the deduction.  The amount that an underlying  fund or the
Portfolio may designate as eligible for the dividends-received deduction will be reduced  or  eliminated  if the  shares  on which  the  dividends  earned by the underlying fund or Portfolio were  debt-financed or held for less than a minimum period of time,  generally  46 days  during a 91-day  period  beginning  45 days before the stock becomes  ex-dividend.  Similarly,  if your Portfolio shares are
debt-financed   or  held  by  you  for  less  than  a  46-day  period  then  the dividends-received  deduction for Portfolio dividends on your shares may also be reduced  or  eliminated.  Even  if  designated  as  dividends  eligible  for the dividends-received  deduction,  all dividends  (including any deducted  portion)
must be included in your alternative minimum taxable income calculation.

     Investment  in  Complex  Securities.  The  underlying  funds in  which  the
Portfolios  invest  may invest in  complex  securities  that could be subject to numerous  special  and  complex tax rules.  These  rules  could  accelerate  the recognition  of income by an  underlying  fund,  and,  in turn,  by a  Portfolio
(possibly  causing the underlying  fund to sell securities to raise the cash for necessary distributions) and/or defer a underlying fund's ability to recognize a loss, and, in limited cases,  subject an underlying fund to U.S.  federal income tax on income from certain foreign securities or from mortgage pooling vehicles.
These rules could also affect  whether gain or loss  recognized by an underlying fund,  and, in turn,  by a Portfolio,  is treated as ordinary or capital,  or as interest or dividend income.  These rules could,  therefore,  affect the amount, timing  or  character  of the  income  distributed  by an  underlying  fund to a
Portfolio, and, in turn, to you. For example:

     Securities  purchased  at  discount.  Certain of the  underlying  funds are permitted to invest in  securities  issued or purchased at a discount that could require it to accrue and  distribute  income not yet received.  If it invests in these securities, an underlying fund could be required to sell securities in its portfolio  that it otherwise  might have  continued to hold in order to generate sufficient cash to make these distributions.

     Derivatives.  Certain of the  underlying  funds are  permitted to invest in options,  futures, forwards or foreign currency contracts. If an underlying fund makes these investments,  it could be required to mark-to-market these contracts and realize any  unrealized  gains and losses at its fiscal year end even though it continues to hold the  contracts.  Under these rules,  gains or losses on the contracts  generally would be treated as 60% long-term and 40% short-term  gains or losses,  but gains or losses on certain foreign  currency  contracts would be treated as ordinary  income or losses.  In determining its net income for excise tax purposes,  an underlying fund also would be required to mark-to-market these contracts  annually as of October 31 (for  capital  gain net income and ordinary income  arising from certain  foreign  currency  contracts),  and to realize and distribute any resulting income and gains.

     Short sales and securities lending transactions. An underlying fund's entry into a short sale transaction or an option or other contract could be treated as the "constructive  sale" of an "appreciated  financial  position," causing it to realize gain, but not loss, on the position.  Additionally, an underlying fund's entry into securities  lending  transactions  may cause the  replacement  income earned on the loaned  securities to fall outside of the  definition of qualified dividend  income.  This  replacement  income  generally will not be eligible for reduced rates of taxation on qualified dividend income.

     Tax  straddles.  An  underlying  fund's  investment  in  options,  futures, forwards,  or foreign  currency  contracts in  connection  with certain  hedging transactions could cause it to hold offsetting  positions in securities.  If the underlying  fund's  risk of loss with  respect  to  specific  securities  in its
portfolio  is  substantially   diminished  by  the  fact  that  it  holds  other
securities,  the  underlying  fund  could be deemed to have  entered  into a tax
"straddle"  or to hold a  "successor  position"  that  would  require  any  loss realized by it to be deferred for tax purposes.

     Credit default swap  agreements.  An underlying  fund may enter into credit default swap agreements.  The rules governing the tax aspects of swap agreements that  provide  for  contingent  nonperiodic  payments  of  this  type

                                       65

are in a  developing  stage  and are not  entirely  clear  in  certain  aspects.
Accordingly,  while the underlying funds intend to account for such transactions in a manner deemed to be  appropriate,  the IRS might not accept such treatment.
The  underlying  funds  intend to monitor  developments  in this  area.  Certain requirements  that must be met under the Code in order for an underlying fund to qualify  as a  regulated  investment  company  may limit the extent to which the underlying fund will be able to engage in credit default swap agreements.

     Excess inclusion income.  Income received by an underlying fund from equity interests of certain  mortgage pooling  vehicles,  either directly or through an investment in a real estate  investment trust ("REIT") that holds such interests or  qualifies  as a taxable  mortgage  pool,  is treated  as  "excess  inclusion income." The  underlying  fund must pay the tax on its excess  inclusion  income that is allocable to "disqualified  organizations,"  which are generally certain cooperatives, governmental entities and tax-exempt organizations that are exempt from tax on unrelated business taxable income. To the extent that the underlying fund's  shares,  and, in turn, a  Portfolio's  shares,  owned by a  disqualified organization  are held in record name by a broker/dealer  or other nominee,  the underlying  fund, and, in turn, the Portfolio must inform the  broker/dealer  or other  nominee  of the  excess  inclusion  income  allocable  to  them  and  the broker/dealer  or  other  nominee  must  pay  the  tax  on  the  portion  of the
Portfolio's  excess  inclusion  income  allocable  to  them  on  behalf  of  the disqualified organizations. The taxable income of a Portfolio shareholder can in no event be less that the sum of the excess  inclusion  income allocated to that shareholder.  Excess  inclusion  income  may not be  offset  with net  operating losses,  represents  unrelated  business  taxable  income  in  the  hands  of  a tax-exempt shareholder that is not a disqualified  organization,  and is subject to withholding  tax, without regard to otherwise  applicable  exemptions or rate reductions, to the extent such income is allocable to a shareholder who is not a
U.S. person.

     Investments in securities of uncertain tax character.  The underlying funds may invest in securities the U.S.  Federal income tax treatment of which may not be clear or may be subject to  recharacterization  by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment  expected by an underlying fund, it could affect the timing or character of income recognized by the underlying fund,  requiring the underlying fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated  investment companies under the Code.

     Backup Withholding.  By law, each Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     A  Portfolio  also must  withhold  if the IRS  instructs  it to do so. When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S. Investors.  Non-U.S. Investors (shareholders who, as to the United
States,  are a nonresident  alien individual,  foreign trust or estate,  foreign corporation,  or foreign  partnership)  may be subject to U.S.  withholding  and estate tax and are  subject  to special  U.S.  tax  certification  requirements.
Foreign  persons should consult their tax advisors  about the  applicability  of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income dividends paid to you by a Portfolio,  subject to certain  exemptions for
dividends  designated  as  capital  gain  dividends,   short-term  capital  gain
dividends  and   interest-related   dividends  as  described   below.   However,
notwithstanding  such  exemptions  from  U.S.  withholding  at the  source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

                                       66

     Capital gain  dividends & short-term  capital gain  dividends.  In general, capital gain dividends  paid by a Portfolio from either  long-term or short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-related  dividends.  Also,  interest-related  dividends  paid by a
Portfolio from  qualified  interest  income are not subject to U.S.  withholding tax.  "Qualified  interest income"  includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term  original discount and (3) interest (including original  issue  discount,  market  discount,  or  acquisition  discount)  on an obligation  which is in  registered  form,  unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio,  or an underlying fund as the case may be, is a 10-percent  shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.
On any payment  date,  the amount of an income  dividend that is designated by a
Portfolio  as an  interest-related  dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Portfolio's  qualified interest income for its entire fiscal year, which can only be  determined  with  exactness at fiscal year end. As a  consequence,  the
Portfolio may over withhold a small amount of U.S. tax from a dividend  payment.
In this case,  the  non-U.S.  investor's  only  recourse  may be to either forgo recovery  of the  excess  withholding,  or to file a United  States  nonresident income tax return to recover the excess withholding.

     Further  limitations  on tax reporting for  interest-related  dividends and short-term  capital gain dividends for non-U.S.  investors;  sunset rule. It may not be practical in every case for a Portfolio to designate,  and the Portfolios
reserve  the  right  in  these  cases  to  not   designate,   small  amounts  of
interest-related   or  short-term  capital  gain  dividends.   Additionally,   a
Portfolio's designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational  constraints.  The exemption from withholding for short-term capital gain dividends and  interest-related  dividends paid by a
Portfolio is effective for  dividends  paid with respect to taxable years of the
Portfolio  beginning  after  December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

     Ordinary dividends;  effectively connected income.  Ordinary dividends paid by a Portfolio  to non-U.S.  investors  on the income  earned on the  underlying funds'  investment  in (i) the stock of domestic and foreign  corporations,  and
(ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.
If you hold your Portfolio  shares in connection  with a U.S. trade or business, your income and gains will be considered  effectively connected income and taxed in the  U.S.  on a net  basis,  in  which  case  you may be  required  to file a nonresident U.S. income tax return.

     Investment in U.S. real property. The underlying funds may invest in equity securities of corporations  that invest in U.S. real property,  including REITs.
The sale of a U.S. real property interest by an underlying fund, or by a REIT or
U.S. real property holding corporation in which the underlying fund invests, may trigger special tax consequences to the underlying fund's non-U.S. shareholders.
The  Foreign  Investment  in Real  Property  Tax Act of  1980  ("FIRPTA")  makes
non-U.S.  persons  subject to U.S. tax on  disposition  of a U.S.  real property interest as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain.  The Code  provides a  look-through  rule for  distributions  of
FIRPTA gain by a regulated  investment  company  ("RIC") such as the  underlying funds and the Portfolios, as follows:

o    The RIC is  classified  as a  qualified  investment  entity.  A  "qualified investment  entity"  includes  a RIC if, in  general,  more than 50% of the
     RIC's assets consists of interests in REITs and U.S. real property  holding corporations;
o    You are a  non-U.S.  shareholder  that  owns  more  than  5% of a class  of
     Portfolio  shares at any time during the one-year period ending on the date of the distribution; and
o    If these conditions are met, Portfolio  distributions to you are treated as gain from the  disposition  of a U.S.  real  property  interest  ("USRPI"), causing the distribution to be subject to U.S. withholding tax at a rate of
     35%, and requiring that you to file a nonresident U.S. income tax return.

                                       67

o    In addition, even if you are a non-U.S. shareholder that owns 5% or less of a class of shares of the  Portfolio  classified  as a qualified  investment entity, Portfolio Distributions to you attributable to gain realized by the
     Portfolio from  disposition of USRPI will be treated as ordinary  dividends
     (rather than short- or long-term  capital gain) subject to withholding at a
     30% or lower treaty rate.

     Because the  Portfolios  expect to invest less than 50% of their assets (in contrast to the  investment  by certain of the  underlying  funds) at all times, directly and indirectly,  in U.S. real property interests, the Portfolios do not expect to pay any  dividends  that would be subject to FIRPTA  reporting and tax withholding.

     U.S tax certification  rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8 BEN provided without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     U.S.  estate tax. An  individual  who, at the time of death,  is a Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio  shares at the  graduated  rates  applicable  to U.S.  citizens and residents,  unless a treaty exception applies. In the absence of a treaty, there is a $13,000  statutory estate tax credit.  A partial  exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident  decedent.
The amount  treated as exempt is based upon the proportion of the assets held by the Portfolio at the end of the quarter  immediately  preceding  the  decedent's death  that  are  debt  obligations,  deposits,  or other  property  that  would generally be treated as situated  outside the United  States if held directly by the estate.  This provision  applies to decedents  dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent.
Transfers  by gift of shares of a Portfolio by a non-U.S.  shareholder  who is a nonresident  alien  individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S.  shareholder entitled to claim the benefits of an applicable tax treaty may be different  from those  described  herein.  Non-U.S.
shareholders  are urged to consult  their own tax  advisers  with respect to the particular tax  consequences to them of an investment in a Portfolio,  including the applicability of foreign tax.

     Effect  of Future  Legislation;  Local Tax  Considerations.  The  foregoing general  discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly  change the conclusions  expressed  herein,  and any such  changes or  decisions  may have a  retroactive  effect with respect to the transactions  contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation  described above.  Distributions may also be subject to  additional  state,  local and  foreign  taxes  depending  on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S.
tax rules that differ  significantly  from those summarized above.  Shareholders are urged to consult  their tax  advisers  as to the  consequences  of these and other state and local tax rules affecting investment in a Portfolio.

     This discussion of "Distributions  and Taxes" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Portfolio.

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------

     To obtain the Portfolios' most current performance information, please call
800 523-1918 or visit www.delawareinvestments.com.

                                       68

     Performance  quotations  represent the  Portfolios'  past  performance  and should not be considered as  representative  of future  results.  The Portfolios will calculate  their  performance in accordance  with the  requirements  of the rules  and  regulations  under  the  1940  Act,  or any  other  applicable  U.S.
securities law, as they may be revised from time to time by the SEC.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA
19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial  statements  contained in each Portfolio's  Annual Report.  Each  Portfolio's  Statement of Net Assets,
Statement  of Assets and  Liabilities,  Statement  of  Operations,  Statement of
Changes in Net Assets,  Financial Highlights and Notes to Financial  Statements,
as well as the report of Ernst & Young LLP, the  independent  registered  public accounting  firm,  for the fiscal year ended  September 30, 2006 are included in each  Portfolio's  Annual Report to shareholders.  The financial  statements and financial  highlights,  the notes  relating  thereto  and the reports of Ernst &
Young LLP listed above are  incorporated  by reference  from the Annual  Reports into this Part B.

--------------------------------------------------------------------------------
                                PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

     As of December 29, 2006,  management  believes the  following  shareholders held of record 5% or more of the outstanding  shares of each Class of the Trust.
Management has no knowledge of beneficial ownership.

---------------------------- ---------------------------------------- -------------
Class                        Name and Address of Account                Percentage
---------------------------- ---------------------------------------- -------------
Delaware Moderate            MCB Trust Services                             43.62%
Allocation Portfolio         FBO Hoag Sheltered Savings Plan
Class A                      700 17th St., Suite 300
                             Denver, CO  80202

---------------------------- ---------------------------------------- -------------
                             MCB Trust Services                              9.81%
                             Visiting Nurse Service P/S
                             700 17th St., Suite 300
                             Denver, CO  80202

---------------------------- ---------------------------------------- -------------
Delaware Moderate            MLPF&S                                         10.11%
Allocation Portfolio         FBO its Customers
Class B                      4800 Deer Lake Dr. E
                             2nd Floor
                             Jacksonville, FL  32246

---------------------------- ---------------------------------------- -------------
Delaware Moderate            MLPF&S FBO its Customers                       14.25%
Allocation Portfolio         4800 Deer Lake Dr. E
Class C                      2nd Floor
                             Jacksonville, FL  32246

---------------------------- ---------------------------------------- -------------
Delaware Moderate            MLPF&S FBO its Customers                       90.51%
Allocation Portfolio         4800 Deer Lake Dr. E
Class R Shares               2nd Floor
                             Jacksonville, FL  32246

---------------------------- ---------------------------------------- -------------

                                       69

---------------------------- ---------------------------------------- -------------
Class                        Name and Address of Account                Percentage
---------------------------- ---------------------------------------- -------------
                             MG Trustco Trustee                              9.07%
                             United Community Bank 401k PS Plan
                             700 17th Street, Suite 300
                             Denver, CO  80202

---------------------------- ---------------------------------------- -------------
Delaware Moderate            MCB Trust Services Cust FBO                    77.98%
Allocation Portfolio         Southwest Graphics, P/S 401(k)
Institutional Class          700 17th St., Suite 300
                             Denver, CO  80202

---------------------------- ---------------------------------------- -------------
                             Delaware Management Business Tr-DIA            18.65%
                             2005 Market St, Fl 9
                             Philadelphia, PA  19103

---------------------------- ---------------------------------------- -------------
Delaware Aggressive          MCB Trust Services                             29.38%
Allocation Portfolio         FBO Hoag Sheltered Savings Plan
Class A                      700 17th St. Suite 300
                             Denver, CO  80202

---------------------------- ---------------------------------------- -------------
                             MLPF&S FBO its Customers                       16.01%
                             4800 Deer Lake Dr. E
                             2nd Floor
                             Jacksonville, FL  32246

---------------------------- ---------------------------------------- -------------
Delaware Aggressive          MLPF&S FBO its Customers                        7.65%
Allocation Portfolio         4800 Deer Lake Dr. E
Class B                      2nd Floor
                             Jacksonville, FL  32246

---------------------------- ---------------------------------------- -------------
Delaware Aggressive          MLPF&S FBO its Customers                       15.17%
Allocation Portfolio         4800 Deer Lake Dr. E
Class C                      2nd Floor
                             Jacksonville, FL  32246

---------------------------- ---------------------------------------- -------------

                                       70

---------------------------- ---------------------------------------- -------------
Class                        Name and Address of Account                Percentage
---------------------------- ---------------------------------------- -------------
Delaware Aggressive          MLPF&S FBO its Customers                       92.61%
Allocation Portfolio         4800 Deer Lake Dr. E
Class R                      2nd Floor
                             Jacksonville, FL  32246

---------------------------- ---------------------------------------- -------------
Delaware Aggressive          Delaware Management Business Tr-DIA            75.80%
Allocation Portfolio         2005 Market St, Fl 9
Institutional Class          Philadelphia, PA  19103

---------------------------- ---------------------------------------- -------------
                             DMTC C/F Rollover IRA                          18.40%
                             Yorba Linda, CA  92887

---------------------------- ---------------------------------------- -------------
                             MCB Trust Services                              5.80%
                             FBO ICE Components, Inc. 401(k)
                             700 17th St. Suite 300
                             Denver, CO  80202

---------------------------- ---------------------------------------- -------------
Delaware Conservative        MCB Trust Services                             80.69%
Allocation Portfolio         FBO Hoag Sheltered Saving Plan
Class A                      700 17th St. Suite 300
                             Denver, CO  80202

---------------------------- ---------------------------------------- -------------
Delaware Conservative        MLPF&S FBO its Customers                       10.04%
Allocation Portfolio         4800 Deer Lake Dr. E
Class B                      2nd Floor
                             Jacksonville, FL  32246

---------------------------- ---------------------------------------- -------------
                             NFS LLC FEBO                                    6.01%
                             Leslie R. Brown
                             648 W. Redwood Lane
                             Nampa, ID  83651

---------------------------- ---------------------------------------- -------------
Delaware Conservative        Wells Fargo Investments LLC                     7.17%
Allocation Portfolio         608 2nd Avenue S FL 8
Class C                      Minneapolis, MN  55402

---------------------------- ---------------------------------------- -------------

                                       71

---------------------------- ---------------------------------------- -------------
Class                        Name and Address of Account                Percentage
---------------------------- ---------------------------------------- -------------
                             NFS LLC FEBO                                    5.24%
                             Adkins Real Estate Holding LLC
                             8058 12th Avenue S
                             St. Petersburg, FL  33707

---------------------------- ---------------------------------------- -------------
                             MLPF&S FBO its Customers                       26.50%
                             400 Deer Lake Dr. E
                             2nd Floor
                             Jacksonville, FL  32246

---------------------------- ---------------------------------------- -------------
                             NFS LLC FEBO                                    5.88%
                             NFS/FMTC
                             FBO its Customer
                             416 Arlington
                             Media, PA  19063

---------------------------- ---------------------------------------- -------------
Delaware Conservative        MLPF&S FBO its Customers                       90.67%
Allocation Portfolio         400 Deer Lake Dr. E
Class R                      2nd Floor
                             Jacksonville, FL  32246

---------------------------- ---------------------------------------- -------------
                             MG Trustco Trustee                              5.92%
                             United Community Bank 401K PS Plan
                             700 17th Street, Suite 300
                             Denver, CO  80202
---------------------------- ---------------------------------------- -------------
Delaware Conservative        Delaware Management Business Tr-DIA            90.85%
Allocation Portfolio         2005 Market St, Fl 9
Institutional Class          Philadelphia, PA  19103
---------------------------- ---------------------------------------- -------------
                             Penson Financial Services Inc.                  6.49%
                             1700 Pacific Ave., Suite 1400
                             Dallas, TX  75201
---------------------------- ---------------------------------------- -------------

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

          (a)  Articles of Incorporation.

               (1)  Agreement   and   Declaration   of  Trust   (October   1997)
                    incorporated  into this filing by  reference  to the initial registration statement on Form N-1A filed October 27, 1997.

               (2)  Executed   Certificate   of   Trust   (October   24,   1997)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 21 filed November 29, 2005.

          (b)  By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective  Amendment No. 21 filed November 29, 2005.

          (c)  Instruments Defining Rights of Security Holders.

               (1)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of Agreement and Declaration of Trust  incorporated  into
                    this  filing  by  reference  to  the  initial   registration
                    statement on Form N-1A filed October 27, 1997.

               (2)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19,  2005)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 21 filed November 29, 2005.

          (d)  Investment Advisory Contracts.

               (1)  Executed  Investment  Management  Agreement  (April 1, 1999)
                    between  Delaware  Management  Company and the Registrant on
                    behalf  of  the  Delaware  Moderate   Allocation   Portfolio
                    (formerly,   Delaware   Balanced   Portfolio)  and  Delaware
                    Conservative Allocation Portfolio (formerly, Delaware Income
                    Portfolio)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 12 filed January 29, 2001.

               (2)  Executed  Amendment  No.  1  to  the  Investment  Management
                    Agreement  (April  15,  1999)  between  Delaware  Management
                    Company and the  Registrant  adding the Delaware  Aggressive
                    Allocation Portfolio  (formerly,  Delaware Growth Portfolio)
                    to the Investment  Management  Agreement dated April 1, 1999 incorporated into this filing by reference to Post-Effective
                    Amendment No. 12 filed January 29, 2001.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed Distribution  Agreement (May 15, 2003) between
                         Delaware   Distributors,   L.P.   and  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  18 filed  November  26,
                         2003.

                    (ii) Executed   Third   Amended   and   Restated   Financial
                         Intermediary  Distribution  Agreement  between  Lincoln
                         Financial Distributors, Inc. and Delaware Distributors,
                         L.P.  on behalf of the  Registrant  attached as Exhibit
                         No. EX-99.e.1.ii.

               (2)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 12 filed
                    January 29, 2001.

               (3)  Vision  Mutual  Fund  Gateway(R) Agreement  (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 16 filed November 27, 2002.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 16 filed November 27, 2002.

               (5)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 19 filed
                    December 20, 2004.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Global  Custody  Agreement  (May 1, 1996)  between  JPMorgan
                    Chase  Bank  (formerly,  The Chase  Manhattan  Bank) and the
                    Registrant incorporated into this filing by reference to the initial  registration  statement on Form N-1A filed  October
                    27, 1997.

                    (i)  Letter  to add  the  Delaware  Conservative  Allocation
                         Portfolio  (formerly,  Delaware Income Portfolio),  the
                         Delaware  Moderate  Allocation   Portfolio   (formerly,
                         Delaware   Balanced   Portfolio)   and   the   Delaware
                         Aggressive  Allocation  Portfolio  (formerly,  Delaware
                         Growth  Portfolio) to the Global Custody Agreement with
                         JPMorgan  Chase  Bank  (formerly,  The Chase  Manhattan
                         Bank)incorporated  into  this  filing by  reference  to
                         Post-Effective Amendment No. 4 filed November 30, 1998.

                    (ii) Executed Amendment (July 1, 2001) to the Global Custody
                         Agreement  between JPMorgan Chase (formerly,  The Chase
                         Manhattan  Bank) and the Registrant  incorporated  into
                         this filing by  reference to  Post-Effective  Amendment
                         No. 16 filed November 27, 2002.

                    (iii) Executed  Schedule  A (July  17,  2003) to the  Global
                         Custody  Agreement  between JPMorgan Chase Bank and the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment No. 19 filed December 20,
                         2004.

               (2)  Executed  Securities  Lending Agreement  (December 22, 1998)
                    with  JPMorgan  Chase Bank  (formerly,  The Chase  Manhattan
                    Bank)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 12 filed January 29, 2001.

                    (i)  Executed  Amendment (October 3, 2001) to the Securities
                         Lending   Agreement   between   JPMorgan   Chase   Bank
                         (formerly, The Chase Manhattan Bank) and the Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  16 filed  November  27,
                         2002.

                    (ii) Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         to the Securities  Lending  Agreement  between JPMorgan
                         Chase Bank and the  Registrant  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 19
                         filed December 20, 2004.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholders  Services  Agreement (April 19, 2001)
                    between Delaware  Service  Company,  Inc. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment. No. 14 filed December 12, 2001.

                    (i)  Executed  Amendment  No.  1  (August  23,  2002) to the
                         Shareholders   Services   Agreement   between  Delaware
                         Service Company,  Inc. and the Registrant  incorporated
                         into  this  filing  by  reference   to   Post-Effective
                         Amendment No. 16 filed November 27, 2002.

                    (ii) Executed  Schedule A (May 1,  2002) to the  Shareholder
                         Services  Agreement  between  Delaware Service Company,
                         Inc. and the Registrant  incorporated  into this filing
                         by reference to  Post-Effective  Amendment No. 18 filed
                         November 26, 2003.

                    (iii) Executed   Schedule  B  (December   1,  2006)  to  the
                         Shareholder  Services Agreement attached as Exhibit No.
                         EX-99.h.1.iii.

               (2)  Executed   Delaware   Investments   Family  of  Funds   Fund
                    Accounting  Agreement  (August 19,  1996)  between  Delaware
                    Service Company,  Inc. and the Registrant  incorporated into
                    this  filing  by  reference  to  the  initial   registration
                    statement   on  Form  N-1A  filed   October   24,  1997  and
                    Post-Effective Amendment No. 6 filed January 21, 1999.

                    (i)  Executed Amendment No. 31 (August 31, 2006) to Schedule
                         A to the  Delaware  Investments  Family  of Funds  Fund
                         Accounting    Agreement   attached   as   Exhibit   No.
                         EX-99.h.2.i.

                    (ii) Executed  Schedule  B (May 16,  2002)  to the  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 16 filed November 27, 2002

               (3)  Form  of  Investment   Advisory  Expense  Limitation  Letter
                    (January 2007) between Delaware  Management  Company and the
                    Registrant attached as Exhibit No. EX-99.h.3.

               (4)  Form of  Distribution  Expense  Limitation  Letter  (January
                    2007) between Delaware Distributors, L.P. and the Registrant attached as Exhibit No. EX-99.h.4.

          (i)  Legal Opinion. Opinion and Consent of Counsel (January 26, 2007)
               attached   as   Exhibit   No.   EX-99.i.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting Firm (January 2007) attached as Exhibit No. EX-99.j.

          (k)  Omitted Financial Statements.  Not applicable.

          (l)  Initial Capital Agreements.  Subscription  Agreement incorporated into this filing by reference to  Post-Effective  Amendment No. 2 filed January 21, 1998.

          (m)  Rule 12b-1 Plans.

               (1)  Plan under Rule  12b-1 for Class A Shares  (April 19,  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment. No. 14 filed December 12, 2001.

               (2)  Plan under Rule  12b-1 for Class B Shares  (April 19,  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment. No. 14 filed December 12, 2001.

               (3)  Plan under Rule  12b-1 for Class C Shares  (April 19,  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment. No. 14 filed December 12, 2001.

               (4)  Plan  under  Rule  12b-1 for Class R Shares  (May 15,  2003)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 18 filed November 26, 2003.

          (n)  Rule  18f-3  Plan.  Plan  under Rule  18f-3  (October  31,  2005)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 22 filed January 24, 2006.

          (o)  Reserved.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006) attached as Exhibit No. EX-99.p.1.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.)  (February  2006) attached as
                    Exhibit No. EX-99.p.2.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005) attached as Exhibit No. EX-99.p.3.

          (q)  Other. Powers of Attorney (November 15, 2006) attached as Exhibit
               No. EX-99.q.

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25.  Indemnification.  Article  VI of the Amended and Restated By-Laws (May
          19, 2005) incorporated into this filing by reference to Post-Effective
          Amendment No. 21 filed November 29, 2005.

Item 26.  Business and Other Connections of the Investment Adviser.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain  of the  other  funds  in the  Delaware  Investments(R)  Funds
          (Delaware Group Adviser Funds,  Delaware Group Cash Reserve,  Delaware
          Group Equity Funds I, Delaware  Group Equity Funds II,  Delaware Group
          Equity  Funds III,  Delaware  Group Equity  Funds IV,  Delaware  Group
          Equity Funds V, Delaware Group Global & International Funds,  Delaware
          Group  Government  Fund,  Delaware Group Income Funds,  Delaware Group
          Limited-Term  Government  Funds,  Delaware Group State Tax-Free Income
          Trust,  Delaware Group  Tax-Free  Fund,  Delaware Group Tax-Free Money
          Fund,  Delaware  Investments  Municipal Trust,  Delaware Pooled Trust,
          Delaware VIP Trust,  Voyageur  Insured  Funds,  Voyageur  Intermediate
          Tax-Free  Funds,  Voyageur  Mutual  Funds,  Voyageur  Mutual Funds II,
          Voyageur  Mutual  Funds  III,   Voyageur   Tax-Free  Funds,   Delaware
          Investments  Dividend  and Income  Fund,  Inc.,  Delaware  Investments
          Global Dividend and Income Fund, Inc.,  Delaware  Investments  Arizona
          Municipal Income Fund,  Inc.,  Delaware  Investments  Colorado Insured
          Municipal  Income Fund,  Inc.,  Delaware  Investments  Florida Insured
          Municipal  Income Fund and Delaware  Investments  Minnesota  Municipal
          Income Fund II, Inc.), as well as to certain non-affiliated registered investment  companies.  In addition,  certain  officers of the Manager also serve as trustees of other  Delaware  Investments(R)  Funds,  and certain  officers are also  officers of these other  funds.  A company indirectly  owned by the  Manager's  parent  company acts as principal underwriter to the mutual funds in the Delaware  Investments(R)  Funds
          (see Item 27 below) and another such  company acts as the  shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments(R) Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

------------------ ------------------------ ----------------------- -------------------------
Name and Principal Positions and Offices    Positions and Offices   Other Positions and
Business Address   with Manager             with Registrant         Offices Held
------------------ ------------------------ ----------------------- -------------------------
Patrick P. Coyne   President                President/ Chief        Mr. Coyne has served in
                                            Executive Officer       various executive
                                                                    capacities within
                                                                    Delaware Investments

                                                                    President - Lincoln
                                                                    National Investment
                                                                    Companies, Inc.
------------------ ------------------------ ----------------------- -------------------------
Ryan K. Brist      Executive Vice           Executive Vice          Mr. Brist has served in
                   President/Managing       President/Managing      various executive
                   Director/Chief           Director/Chief          capacities within
                   Investment Officer,      Investment Officer,     Delaware Investments
                   Fixed Income             Fixed Income
                                                                    Executive Vice President/
                                                                    Managing Director/Chief
                                                                    Investment Officer,
                                                                    Fixed Income - Lincoln
                                                                    National Investment
                                                                    Companies,Inc.
------------------ ------------------------ ----------------------- -------------------------
John C.E.          Executive Vice           None                    Mr. Campbell has served
Campbell           President/Global                                 in various executive
                   Marketing & Client                               capacities within
                   Services                                         Delaware Investments

                                                                    President/Chief Executive
                                                                    Officer - Optimum Fund
                                                                    Trust
------------------ ------------------------ -------------------------------------------------
Philip N. Russo    Executive Vice           None                    Mr. Russo has served in
                   President/Chief                                  various executive
                   Administrative Officer                           capacities within
                                                                    Delaware Investments

                                                                    Executive Vice President/
                                                                    Chief Administrative
                                                                    Officer - Lincoln
                                                                    National Investment
                                                                    Companies, Inc.
------------------ ------------------------ ----------------------- -------------------------
See Yeng Quek      Executive Vice           Executive Vice          Mr. Quek has served in
                   President/Managing       President/Managing      various executive
                   Director/Chief           Director/Chief          capacities within
                   Investment Officer,      Investment Officer,     Delaware Investments
                   Fixed Income             Fixed Income
                                                                    Executive Vice President/
                                                                    Managing Director/ Chief
                                                                    Investment Officer, Fixed
                                                                    Income -Lincoln National
                                                                    Investment Companies, Inc

                                                                    Director/Trustee - HYPPCO
                                                                    Finance Company Ltd.
------------------ ------------------------ ----------------------- -------------------------
Douglas L.         Senior Vice              None                    Mr. Anderson has served
Anderson           President/Operations                             in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Marshall T.        Senior Vice              Senior Vice President/  Mr. Bassett has served
Bassett            President/Chief          Chief Investment        in various executive
                   Investment Officer -     Officer - Emerging      capacities within
                   Emerging Growth Equity   Growth Equity           Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Joseph R. Baxter   Senior Vice              Senior Vice President/  Mr. Baxter has served
                   President/Head of        Head of Municipal       in various executive
                   Municipal Bond           Bond Investments        capacities within
                   Investments                                      Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Christopher S.     Senior Vice              Senior Vice             Mr. Beck has served in
Beck               President/Senior         President/Senior        various executive
                   Portfolio Manager        Portfolio Manager       capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Michael P. Bishof  Senior Vice              Senior Vice President/  Mr. Bishof has served
                   President/Investment     Investment Accounting   in various executive
                   Accounting                                       capacities within
                                                                    Delaware Investments

                                                                    Senior Vice
                                                                    President/Treasurer -
                                                                    Optimum Fund Trust
------------------ ------------------------ ----------------------- -------------------------
Michael P.         Senior Vice              Senior Vice President/  Mr. Buckley has served
Buckley            President/Director of    Director of Municipal   in various executive
                   Municipal Research       Research                capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Lui-Er Chen(1)     Senior Vice              Senior Vice President/  Mr. Chen has served in
                   President/Senior         Senior Portfolio        various executive
                   Portfolio                Manager/Chief           capacities within
                   Manager/Chief            Investment Officer,     Delaware Investments
                   Investment Officer,      Emerging Markets
                   Emerging Markets
------------------ ------------------------ ----------------------- -------------------------
Stephen R. Cianci  Senior Vice              Senior Vice             Mr. Cianci has served
                   President/Senior         President/Senior        in various executive
                   Portfolio Manager        Portfolio Manager       capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Robert F. Collins  Senior Vice              Senior Vice President/  Mr. Collins has served
                   President/Senior         Senior Portfolio        in various executive
                   Portfolio Manager        Manager                 capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
James A. Forant    Senior Vice              None                    Mr. Forant has served
                   President/Director,                              in various executive
                   Technical Services                               capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Brian Funk         Senior Vice              Senior Vice President/  Mr. Funk has served in
                   President/Director of    Director of Credit      various executive
                   Credit Research          Research                capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Brent C. Garrells  Senior Vice              Senior Vice President/  Mr. Garrells has served
                   President/Senior         Senior Research         in various executive
                   Research Analyst         Analyst                 capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Stuart M. George   Senior Vice              Senior Vice             Mr. George has served
                   President/Head of        President/Head of       in various executive
                   Equity Trader            Equity Trader           capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Paul Grillo        Senior Vice              Senior Vice             Mr. Grillo has served
                   President/Senior         President/Senior        in various executive
                   Portfolio Manager        Portfolio Manager       capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Jonathan Hatcher   Senior Vice              Senior Vice             Mr. Hatcher has served
                   President/Senior         President/Senior        in various executive
                   Research Analyst         Research Analyst        capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
William F. Keelan  Senior Vice              Senior Vice             Mr. Keelan has served
                   President/Director of    President/Director of   in various executive
                   Quantitative Research    Quantitative Research   capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Francis X. Morris  Senior Vice              Senior Vice             Mr. Morris has served
                   President/Chief          President/Chief         in various executive
                   Investment Officer,      Investment Officer,     capacities within
                   Core Equity              Core Equity             Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Brian L. Murray,   Senior Vice              Senior Vice             Mr. Murray has served
Jr.                President/Chief          President/Chief         in various executive
                   Compliance Officer       Compliance Officer      capacities within
                                                                    Delaware Investments

                                                                    Senior Vice
                                                                    President/Chief
                                                                    Compliance Officer -
                                                                    Lincoln National
                                                                    Investment Companies,
                                                                    Inc.
------------------ ------------------------ ----------------------- -------------------------
Susan L. Natalini  Senior Vice              None                    Ms. Natalini has served
                   President/Global                                 in various executive
                   Marketing & Client                               capacities within
                   Services                                         Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Zoe Neale(2)       Senior Vice              Senior Vice             Mr. Neale has served in
                   President/Chief          President/Chief         various executive
                   Investment Officer,      Investment Officer,     capacities within
                   International Equity     International Equity    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
D. Tysen Nutt      Senior Vice              Senior Vice             Mr. Nutt has served in
                   President/Chief          President/Chief         various executive
                   Investment Officer,      Investment Officer,     capacities within
                   Large Cap Value Equity   Large Cap Value         Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
David P. O'Connor  Senior Vice              Senior Vice             Mr. O'Connor has served
                   President/Strategic      President/ Strategic    in various executive
                   Investment               Investment              capacities within
                   Relationships and        Relationships and       Delaware Investments
                   Initiatives/General      Initiatives/ General
                   Counsel                  Counsel/Chief Legal     Senior Vice President/
                                            Officer                 Strategic Investment
                                                                    Relationships and
                                                                    Initiatives/ General
                                                                    Counsel/Chief Legal
                                                                    Officer - Optimum Fund
                                                                    Trust

                                                                    Senior Vice President/
                                                                    Strategic Investment
                                                                    Relationships and
                                                                    Initiatives/ General
                                                                    Counsel/Chief Legal
                                                                    Officer - Lincoln
                                                                    National Investment
                                                                    Companies, Inc.
------------------ ------------------------ ----------------------- -------------------------
John J. O'Connor   Senior Vice              Senior Vice             Mr. O'Connor has served
                   President/Investment     President/Treasurer     in various executive
                   Accounting                                       capacities within
                                                                    Delaware Investments

                                                                    Senior Vice
                                                                    President/Assistant
                                                                    Treasurer - Optimum
                                                                    Fund Trust
------------------ ------------------------ ----------------------- -------------------------
Philip R. Perkins  Senior Vice              Senior Vice             Mr. Perkins has served
                   President/Senior         President/Senior        in various executive
                   Portfolio Manager        Portfolio Manager       capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Timothy L. Rabe    Senior Vice              Senior Vice             Mr. Rabe has served in
                   President/Senior         President/Senior        various executive
                   Portfolio Manager/Head   Portfolio               capacities within
                   of High Yield            Manager/Head of High    Delaware Investments
                                            Yield
------------------ ------------------------ ----------------------- -------------------------
Richard Salus      Senior Vice President/   Senior Vice             Mr. Salus has served in
                   Controller/Treasurer     President/Chief         various executive
                                            Financial Officer       capacities within
                                                                    Delaware Investments

                                                                    Senior Vice President/
                                                                    Controller/Treasurer -
                                                                    Lincoln National
                                                                    Investment Companies,
                                                                    Inc.

                                                                    Senior Vice
                                                                    President/Chief
                                                                    Financial Officer -
                                                                    Optimum Fund Trust
------------------ ------------------------ ----------------------- -------------------------
James L. Shields   Senior Vice              None                    Mr. Shields has served
                   President/Chief                                  in various executive
                   Information Officer                              capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Jeffrey S. Van     Senior Vice              Senior Vice             Mr. Van Harte has
Harte(3)           President/Chief          President/Chief         served in various
                   Investment Officer,      Investment Officer,     executive capacities
                   Focus Growth Equity      Focus Growth Equity     within Delaware
                                                                    Investments
------------------ ------------------------ ----------------------- -------------------------
Babak Zenouzi(4)   Senior Vice              Senior Vice             Mr. Zenouzi has served
                   President/Senior         President/Senior        in various executive
                   Portfolio Manager        Portfolio Manager       capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Gary T. Abrams     Vice President/Senior    None                    Mr. Abrams has served
                   Equity Trader                                    in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Christopher S.     Vice                     Vice                    Mr. Adams has served in
Adams              President/Portfolio      President/Portfolio     various executive
                   Manager/Senior Equity    Manager/Senior Equity   capacities within
                   Analyst                  Analyst                 Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Damon J. Andres    Vice President/Senior    Vice President/Senior   Mr. Andres has served
                   Portfolio Manager        Portfolio Manager       in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Margaret           Vice President/          None                    Ms. Bacon has served in
MacCarthy          Investment Specialist                            various executive
Bacon(5)                                                            capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Todd Bassion(6)    Vice President/Senior    Vice President/Senior   Mr. Bassion has served
                   Research Analyst         Research Analyst        in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Richard E.         Vice President/Equity    None                    Mr. Biester has served
Biester            Trader                                           in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Christopher J.     Vice President/Senior    Vice President/Senior   Mr. Bonavico has served
Bonavico(7)        Portfolio Manager,       Portfolio Manager,      in various executive
                   Equity Analyst           Equity Analyst          capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Vincent A.         Vice President/Senior    None                    Mr. Brancaccio has
Brancaccio         Equity Trader                                    served in various
                                                                    executive capacities
                                                                    within Delaware
                                                                    Investments
------------------ ------------------------ ----------------------- -------------------------
Kenneth F.         Vice President/Senior    Vice President/Senior   Mr. Broad has served in
Broad(8)           Portfolio Manager,       Portfolio Manager,      various executive
                   Equity Analyst           Equity Analyst          capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Kevin J. Brown(9)  Vice President/Equity    Vice President/Equity   Mr. Brown has served in
                   Analyst                  Analyst                 various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Mary Ellen M.      Vice President/Client    Vice President/Client   Ms. Carrozza has served
Carrozza           Services                 Services                in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Stephen G.         Vice President/          Vice  President/        Mr. Catricks has served
Catricks           Portfolio Manager        Portfolio Manager       in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Anthony G.         Vice President/          Vice President/         Mr. Ciavarelli has
Ciavarelli         Assistant General        Associate General       served in various
                   Counsel/Assistant        Counsel/Assistant       executive capacities
                   Secretary                Secretary               within Delaware
                                                                    Investments

                                                                    Vice
                                                                    President/Associate
                                                                    General
                                                                    Counsel/Assistant
                                                                    Secretary - Lincoln
                                                                    National Investment
                                                                    Companies, Inc.
------------------ ------------------------ ----------------------- -------------------------
David F. Connor    Vice President/Deputy    Vice President/         Mr. Connor has served
                   General Counsel/         Associate General       in various executive
                   Assistant Secretary      Counsel/Secretary       capacities within
                                                                    Delaware Investments

                                                                    Vice President/Deputy
                                                                    General
                                                                    Counsel/Secretary -
                                                                    Optimum Fund Trust

                                                                    Vice President/Deputy
                                                                    General Counsel/
                                                                    Secretary - Lincoln
                                                                    National Investment
                                                                    Companies, Inc.
------------------ ------------------------ ----------------------- -------------------------
Stephen J.         Vice President/Senior    None                    Mr. Czepiel has served
Czepiel            Municipal Bond Trader                            in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Christopher M.     Vice                     Vice                    Mr. Ericksen has served
Ericksen(10)       President/Portfolio      President/Portfolio     in various executive
                   Manager, Equity Analyst  Manager, Equity         capacities within
                                            Analyst                 Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Joel A. Ettinger   Vice President/          Vice President/         Mr. Ettinger has served
                   Taxation                 Taxation                in various executive
                                                                    capacities within
                                                                    Delaware Investments

                                                                    Vice President/Taxation
                                                                    - Lincoln National
                                                                    Investment Companies,
                                                                    Inc.
------------------ ------------------------ ----------------------- -------------------------
Phoebe W. Figland  Vice President/          Vice President/         Ms. Figland has served
                   Investment Accounting    Investment Accounting   in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Joseph Fiorilla    Vice President/Trading   None                    Mr. Fiorilla has served
                   Operations                                       in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Charles E. Fish    Vice President/Senior    None                    Mr. Fish has served in
                   Equity Trader                                    various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Clifford M.        Vice President/Senior    None                    Mr. Fisher has served
Fisher             Municipal Bond Trader                            in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Patrick G.         Vice President/          Vice President/         Mr. Fortier has served
Fortier(11)        Portfolio Manager,       Portfolio Manager,      in various executive
                   Equity Analyst           Equity Analyst          capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Denise A.          Vice                     Vice                    Ms. Franchetti has
Franchetti         President/Portfolio      President/Portfolio     served in various
                   Manager/Municipal Bond   Manager/Municipal       executive capacities
                   Credit Analyst           Bond Credit Analyst     within Delaware
                                                                    Investments
------------------ ------------------------ ----------------------- -------------------------
James A. Furgele   Vice President/          Vice President/         Mr. Furgele has served
                   Investment Accounting    Investment Accounting   in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Henry A.           Vice President/Equity    Vice President/Equity   Mr. Garrido has served
Garrido(12)        Analyst                  Analyst                 in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Barry S.           Vice President/          Vice  President/        Mr. Gladstein has
Gladstein          Portfolio Manager        Portfolio Manager       served in various
                                                                    executive capacities
                                                                    within Delaware
                                                                    Investments
------------------ ------------------------ ----------------------- -------------------------
Edward Gray(13)    Vice President/Senior    Vice President/Senior   Mr. Gray has served in
                   Portfolio Manager        Portfolio Manager       various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Lisa L.            Vice President/Head of   None                    Ms. Hansen has served
Hansen(1)(4)       Focus Growth Equity                              in various executive
                   Trading                                          capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Gregory M.         Vice President/Equity    Vice                    Mr. Heywood has served
Heywood(1)(5)      Analyst                  President/Portfolio     in various executive
                                            Manager, Research       capacities within
                                            Analyst                 Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Sharon Hill        Vice President/Head of   Vice President/Head     Ms. Hill has served in
                   Equity Quantitative      of Equity               various executive
                   Research and Analytics   Quantitative Research   capacities within
                                            and Analytics           Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Christopher M.     Vice President/           None                   Mr. Holland has served
Holland            Portfolio Manager                                in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Michael E. Hughes  Vice President/Senior    Vice President/Senior   Mr. Hughes has served
                   Equity Analyst           Equity Analyst          in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Jordan L. Irving   Vice President/Senior    Vice President/Senior   Mr. Irving has served
                   Portfolio Manager        Portfolio Manager       in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Cynthia Isom       Vice President/Senior    Vice                    Ms. Isom has served in
                   Portfolio Manager        President/Portfolio     various executive
                                            Manager                 capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Kenneth R.         Vice                     Vice                    Mr. Jackson has served
Jackson            President/Quantitative   President/Quantitative  in various executive
                   Analyst                  Analyst                 capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Audrey E. Kohart   Vice President/          Vice  President/        Ms. Kohart has served
                   Financial Planning and   Financial Planning and  in various executive
                   Reporting                Reporting               capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Andrew             Vice President/High      None                    Mr. Kronschnabel has
Kronschnabel       Grade Trader                                     served in various
                                                                    executive capacities
                                                                    within Delaware
                                                                    Investments
------------------ ------------------------ ----------------------- -------------------------
Nikhil G. Lalvani  Vice President/Senior    Vice President/Senior   Mr. Lalvani has served
                   Equity Analyst           Equity Analyst          in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Steven T. Lampe    Vice President/          Vice President/         Mr. Lampe has served in
                   Portfolio Manager        Portfolio Manager       various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Alfio Leone IV     Vice President/High      None                    Mr. Leone has served in
                   Grade Trader                                     various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Anthony A.         Vice President/Senior    Vice President/Senior   Mr. Lombardi has served
Lombardi           Portfolio Manager        Portfolio Manager       in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Francis P. Magee   Vice President/Equity    None                    Mr. Magee has served in
                   Business Manager                                 various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Charles (Tom) T.   Vice President/High      None                    Mr. McClintic has
McClintic          Yield Trader                                     served in various
                                                                    executive capacities
                                                                    within Delaware
                                                                    Investments
------------------ ------------------------ ----------------------- -------------------------
Michael S. Morris  Vice                     Vice                    Mr. Morris has served
                   President/Portfolio      President/Portfolio     in various executive
                   Manager/Senior Equity    Manager/Senior Equity   capacities within
                   Analyst                  Analyst                 Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Scott Moses        Vice President/High      None                    Mr. Moses has served in
                   Grade Trader                                     various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Philip O. Obazee   Vice President/          Vice President/         Mr. Obazee has served
                   Derivatives Manager      Derivatives Manager     in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Donald G. Padilla  Vice                     Vice                    Mr. Padilla has served
                   President/Portfolio      President/Portfolio     in various executive
                   Manager/Senior Equity    Manager/Senior Equity   capacities within
                   Analyst                  Analyst                 Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Daniel J.          Vice President/Senior    Vice President/Senior   Mr. Prislin has served
Prislin(1)(6)      Portfolio                Portfolio               in various executive
                   Manager/Equity Analyst   Manager/Senior Equity   capacities within
                                            Analyst                 Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Craig S. Remsen    Vice President/Senior    Vice President/Senior   Mr. Remsen has served
                   Credit Research Analyst  Credit Research         in various executive
                                            Analyst                 capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Carl Rice          Vice President/Senior    Vice President/Senior   Mr. Rice has served in
                   Investment Specialist,   Investment              various executive
                   Large Cap Value Focus    Specialist, Large Cap   capacities within
                   Equity                   Value Focus Equity      Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Joseph T. Rogina   Vice President/Equity    None                    Mr. Rogina has served
                   Trader                                           in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Debbie A.          Vice President/Equity    Vice President/Equity   Ms. Sabo has served in
Sabo(17)           Trader, Focus Growth     Trader, Focus Growth    various executive
                   Equity                   Equity                  capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Kevin C. Schildt   Vice President/Senior    Vice President/Senior   Mr. Schildt has served
                   Municipal Credit         Municipal Credit        in various executive
                   Analyst                  Analyst                 capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Bruce              Vice President/Equity    Vice President/Equity   Mr. Schoenfeld has
Schoenfeld(18)     Analyst                  Analyst                 served in various
                                                                    executive capacities
                                                                    within Delaware
                                                                    Investments
------------------ ------------------------ ----------------------- -------------------------
Richard D. Seidel  Vice President/          None                    Mr. Seidel has served
                   Assistant Controller/                            in various executive
                   Assistant Treasurer                              capacities within
                                                                    Delaware Investments

                                                                    Vice
                                                                    President/Assistant
                                                                    Controller/Assistant
                                                                    Treasurer - Lincoln
                                                                    National Investment
                                                                    Companies, Inc.
------------------ ------------------------ ----------------------- -------------------------
Brenda L.          Vice                     None                    Ms. Sprigman has served
Sprigman           President/Business                               in various executive
                   Manager - Fixed Income                           capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Michael T.         Vice                     None                    Mr. Taggart has served
Taggart            President/Facilities &                           in various executive
                   Administrative Services                          capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Matthew Todorow    Vice                     Vice                    Mr. Todorow has served
                   President/Portfolio      President/Portfolio     in various executive
                   Manager                  Manager                 capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Spencer M. Tullo   Vice President/High      None                    Mr. Tullo has served in
                   Yield Trader                                     various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Michael Tung(19)   Vice President/Equity    Vice President/Equity   Mr. Tung has served in
                   Analyst                  Analyst                 various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Robert A. Vogel,   Vice President/Senior    Vice President/Senior   Mr. Vogel has served in
Jr.                Portfolio Manager        Portfolio Manager       various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Lori P. Wachs      Vice                     Vice                    Ms. Wachs has served in
                   President/Portfolio      President/Portfolio     various executive
                   Manager                  Manager                 capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Laura A. Wagner    Vice President/          Vice President/         Ms. Wagner has served
                   Investment Accounting    Investment Accounting   in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Kathryn R.         Vice President/          Vice President/         Ms. Williams has served
Williams           Associate General        Associate General       in various executive
                   Counsel/Assistant        Counsel/ Assistant      capacities within
                   Secretary                Secretary               Delaware Investments

                                                                    Vice President/Associate
                                                                    General Counsel/
                                                                    Assistant Secretary -
                                                                    Lincoln National
                                                                    Investment
                                                                    Companies, Inc.
------------------ ------------------------ ----------------------- -------------------------
Greg Zappin        Vice President/Senior    Vice President/Senior   Mr. Zappin has served
                   Credit Research Analyst  Credit Research         in various executive
                                            Analyst                 capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Guojia Zhang(20)   Vice President/Equity    Vice President/Equity   Mr. Zhang has served in
                   Analyst                  Analyst                 various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------

(1)  Managing Director/Senior Portfolio Manager, Evergreen Investment Management
     Company, 1995.

(2)  Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(3)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.

(4)  Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.

(5)  Client Service Officer, Thomas Weisel Partners, 2002-2005.

(6)  Senior Research Associate, Thomas Weisel Partners, 2002-2005.

(7)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(9)  Director, Institutional Equity Sales, Merrill Lynch, 2003-2006.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(11) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(12) Senior Analyst, Wells Capital Management, 2000-2006.

(13) Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(14) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(15) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells CapitalManagement,  LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(16) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(17) Head Trader, McMorgan & Company, 2003-2005.

(18) Vice President/Senior  Emerging Markets Analyst,  Artha Capital Management,
     2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.

(19) Vice  President,  Galleon  Group,  2005-2006;  Analyst,  Hambrecht  & Quist
     Capital Management, 2003-2005.

(20) Equity Analyst, Evergreen Investment Management Company, 2004-2006.

Item 27. Principal Underwriters.

          (a)(1)    Delaware  Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware  Investments Family of Funds.

          (a)(2)    Information  with respect to each officer and partner of the principal  underwriter and the Registrant is provided below.
                    Unless otherwise  noted,  the principal  business address of each officer and partner of Delaware  Distributors,  L.P. is
                    2005 Market Street, Philadelphia, PA 19103-7094.

------------------------ ---------------------------- --------------------------
Name and Principal       Positions and Offices with   Positions and Offices
Business Address         Underwriter                  with Registrant
------------------------ ---------------------------- --------------------------
Delaware Distributors,   General Partner              None
Inc.
------------------------ ---------------------------- --------------------------
Delaware Capital         Limited Partner              None
Management
------------------------ ---------------------------- --------------------------
Delaware Investment      Limited Partner              None
Advisers
------------------------ ---------------------------- --------------------------
Theodore K. Smith        President                    None
------------------------ ---------------------------- --------------------------
Philip N. Russo          Executive Vice President     None
------------------------ ---------------------------- --------------------------
Douglas L. Anderson      Senior Vice                  None
                         President/Operations
------------------------ ---------------------------- --------------------------
Michael P. Bishof        Senior Vice                  Senior Vice
                         President/Investment         President/Investment
                         Accounting                   Accounting
------------------------ ---------------------------- --------------------------
Jeffrey M. Kellogg       Senior Vice                  None
                         President/Senior Product
                         Manager/Communications
                         Manager
------------------------ ---------------------------- --------------------------
Thomas M. McConnell      Senior Vice                  None
                         President/Senior 529 Plans
                         Product Manager
------------------------ ---------------------------- --------------------------
Brian L. Murray, Jr.     Senior Vice                  Senior Vice
                         President/Compliance         President/Chief
                                                      Compliance Officer
------------------------ ---------------------------- --------------------------
David P. O'Connor        Senior Vice                  Senior Vice
                         President/Strategic          President/Strategic
                         Investment Relationships     Investment Relationships
                         and  Initiatives/General     and Initiatives/General
                         Counsel                      Counsel/Chief Legal
                                                      Officer
------------------------ ---------------------------- --------------------------
Daniel J. Perullo        Senior Vice                  None
                         President/Eastern
                         Director, Institutional
                         Sales
------------------------ ---------------------------- --------------------------
Robert E. Powers         Senior Vice                  None
                         President/Senior Domestic
                         Sales Manager
------------------------ ---------------------------- --------------------------
Richard Salus            Senior Vice                  Senior Vice
                         President/Controller/        President/Chief
                         Treasurer/Financial          Financial Officer
                         Operations Principal
------------------------ ---------------------------- --------------------------
James L. Shields         Senior Vice                  None
                         President/Chief
                         Information Officer
------------------------ ---------------------------- --------------------------
Trevor M. Blum           Vice President/Senior        None
                         Consultant Relationship
                         Manager
------------------------ ---------------------------- --------------------------
E. Zoe Bradley           Vice President/Product       None
                         Management Manager
------------------------ ---------------------------- --------------------------
Mel Carrozza             Vice President/Client        None
                         Services
------------------------ ---------------------------- --------------------------
Anthony G. Ciavarelli    Vice President/Counsel/      Vice President/Associate
                         Assistant Secretary          General Counsel/Assistant
                                                      Secretary
------------------------ ---------------------------- --------------------------
David F. Connor          Vice President/Deputy        Vice President/Deputy
                         General Counsel/ Secretary   General Counsel/Secretary
------------------------ ---------------------------- --------------------------
Joel A. Ettinger         Vice President/Taxation      Vice President/Taxation
------------------------ ---------------------------- --------------------------
Edward M. Grant          Vice President/Senior        None
                         Domestic Sales Manager
------------------------ ---------------------------- --------------------------
Audrey Kohart            Vice President/Financial     Vice President/Financial
                         Planning and Reporting       Planning and Reporting
------------------------ ---------------------------- --------------------------
Marlene D. Petter        Vice President/Marketing     None
                         Communications
------------------------ ---------------------------- --------------------------
Christian Reimer         Vice President/529 Plans     None
                         Product Manager
------------------------ ---------------------------- --------------------------
Richard D. Seidel        Vice President/Assistant     None
                         Controller/Assistant
                         Treasurer
------------------------ ---------------------------- --------------------------
Michael T. Taggart       Vice President/Facilities    None
                         & Administrative Services
------------------------ ---------------------------- --------------------------
Molly Thompson           Vice President/Associate     None
                         Product Management Manager
------------------------ ---------------------------- --------------------------
Kathryn R. Williams      Vice President/Senior        Vice President/Associate
                         Counsel/ Assistant           General Counsel/
                         Secretary                    Assistant Secretary
------------------------ ---------------------------- --------------------------

          (b)(1)    Lincoln   Financial  Distributors,  Inc.  ("LFD")  serves  as
                    financial  intermediary  wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

          (b)(2)    Information  with respect to each officer and partner of LFD and the  Registrant  is  provided  below.  Unless  otherwise noted,  the principal  business  address of each officer and partner  of LFD is  2001  Market  Street,  Philadelphia,  PA
                    19103-7055.

------------------------------ -------------------------------------- ----------------------
                                                                         Positions and
Name and Principal Business                                              Offices with
Address                        Positions and Office with LFD              Registrant
------------------------------ -------------------------------------- ----------------------
Westley V. Thompson            President/Chief Executive Officer              None
------------------------------ -------------------------------------- ----------------------
David M. Kittredge             Senior Vice President                          None
------------------------------ -------------------------------------- ----------------------
Terrance Mullen                Senior Vice President                          None
------------------------------ -------------------------------------- ----------------------
Donald Roberson                Senior Vice President                          None
------------------------------ -------------------------------------- ----------------------
Margaret Skinner               Senior Vice President                          None
------------------------------ -------------------------------------- ----------------------
David L. Ahrendt(1)            Vice President                                 None
------------------------------ -------------------------------------- ----------------------
Patrick J. Caulfield(2)        Vice President/Chief Compliance                None
                               Officer
------------------------------ -------------------------------------- ----------------------
Phillip Cramer                 Vice President                                 None
------------------------------ -------------------------------------- ----------------------
Frederick J. Crawford          Vice President/Treasurer                       None
------------------------------ -------------------------------------- ----------------------
Daniel P. Hickey(2)            Vice President                                 None
------------------------------ -------------------------------------- ----------------------
Rochelle Krombolz              Vice President                                 None
------------------------------ -------------------------------------- ----------------------
William Lamoin                 Vice President                                 None
------------------------------ -------------------------------------- ----------------------
Gregory Smith                  Vice President                                 None
------------------------------ -------------------------------------- ----------------------
Michael S. Smith(3)            Vice President/Chief Financial                 None
                               Officer/Chief Administrative Officer
------------------------------ -------------------------------------- ----------------------
Joyce L. Byrer                 Secretary                                      None
------------------------------ -------------------------------------- ----------------------

(1)  1300 Clinton Street, Fort Wayne, IN 46802

(2)  350 Church Street, Hartford, CT 06103

(3)  1500 Market Street, Philadelphia, PA 19103

--------------------------------------------------------------------------------------------

          (c)      Not applicable.

Item 28.  Location  of  Accounts and Records.  All accounts and records required to be  maintained by Section  31(a) of the  Investment  Company Act of
          1940 and the rules under that  section are  maintained  at 2005 Market
          Street,  Philadelphia,  PA  19103-7094  and 430 W. 7th Street,  Kansas
          City, MO 64105.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on this  26th day of
January, 2007.

                              DELAWARE GROUP FOUNDATION FUNDS

                              By:         /s/ Patrick P. Coyne
                                              Patrick P. Coyne
                                   Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                     Title                            Date
----------------------------- -------------------------------- -----------------

/s/ Patrick P. Coyne          Chairman/President/Chief         January 26, 2007
Patrick P. Coyne              Executive Officer (Principal
                              Executive Officer)
                              and Trustee

Thomas L. Bennett     *       Trustee                          January 26, 2007
Thomas L. Bennett

John A. Fry           *       Trustee                          January 26, 2007
John A. Fry

Anthony D. Knerr      *       Trustee                          January 26, 2007
Anthony D. Knerr

Lucinda S. Landreth   *       Trustee                          January 26, 2007
Lucinda S. Landreth

Ann R. Leven          *       Trustee                          January 26, 2007
Ann R. Leven

Thomas F. Madison     *       Trustee                          January 26, 2007
Thomas F. Madison

Janet L. Yeomans      *       Trustee                          January 26, 2007
Janet L. Yeomans

J. Richard Zecher     *       Trustee                          January 26, 2007
J. Richard Zecher

Richard Salus         *       Senior Vice President/Chief      January 26, 2007
Richard Salus                 Financial Officer (Principal
                              Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                        (Delaware Group Foundation Funds)

Exhibit No.         Exhibit
------------------- ------------------------------------------------------------
EX-99.e.1.ii        Executed  Third  Amended and Restated Financial Intermediary
                    Distribution    Agreement    between    Lincoln    Financial
                    Distributors, Inc. and Delaware Distributors, L.P. on behalf of the Registrant

EX-99.h.1.iii       Executed  Schedule  B  (December 1, 2006) to the Shareholder
                    Services Agreement

EX-99.h.2.i         Executed Amendment No. 31 (August 31, 2006) to Schedule A to
                    the  Delaware  Investments  Family of Funds Fund  Accounting
                    Agreement

EX-99.h.3           Form   of  Investment  Advisory  Expense  Limitation  Letter
                    (January 2007) between Delaware Management Company (a series of Delaware  Management  Business  Trust) and  the Registrant

EX-99.h.4           Form  of  Distribution  Expense  Limitation  Letter (January
                    2007) between Delaware Distributors, L.P. and the Registrant

EX-99.i             Opinion and Consent of Counsel (January 26, 2007)

EX-99.j             Consent (January 2007) of Independent Registered Public
                    Accounting Firm

EX-99.p.1           Code  of Ethics for the Delaware Investments Family of Funds
                    (February 2006)

EX-99.p.2           Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware Distributors, L.P.) (February 2006)

EX-99.p.3           Code  of  Ethics  for  Lincoln  Financial Distributors, Inc.
                    (December 2005)

EX-99.q             Powers of Attorney (November 15, 2006)